                                                                  NUVEEN
                                                                     Investments

--------------------------------------------------------------------------------
Nuveen Municipal Bond Funds
--------------------------------------------------------------------------------
                                                Annual Report dated May 31, 2002
                                                --------------------------------

Dependable, tax-free income to help you keep more of what you earn.


                              [Photo Appears Here]


Nuveen Arizona Municipal Bond Fund
Nuveen Colorado Municipal Bond Fund
Nuveen New Mexico Municipal Bond Fund


                                  It's not what you earn, it's what you keep./R/

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                           NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

[Photo of Timothy R. Schwertfeger]

"I also urge you to consider receiving future Fund reports and other information electronically...see the inside front cover of this report for detailed instructions."
--------------------------------------------------------------------------------

Dear Shareholder,


Tax-free municipal bonds can provide not only current income, but also the potential for future growth. When your investment returns aren't reduced by taxes each year, more earnings remain in your account, where they can compound and help you generate and preserve wealth.

During the period covered by this report, your Fund continued to meet its primary objective of providing you with dependable, tax-free income to help you keep more of what you earn. Detailed information on your Fund's performance can be found in the Portfolio Manager's Comments and Fund spotlight sections of this report. I urge you to take the time to read them.

I also urge you to consider receiving future Fund reports and other information electronically via the Internet and e-mail rather than in hard copy. Not only will you be able to receive the information faster, but this also may help lower Fund expenses. Sign up is quick and easy--see the inside front cover of this report for detailed instructions.

In addition to providing you with dependable, tax-free income, your Nuveen Fund also features several characteristics that can help make it an essential part of your overall investment strategy. These include careful research, constant surveillance and judicious trading by Nuveen's seasoned portfolio management team, with every action designed to supplement income, improve Fund structure, better adapt to current market conditions or increase diversification. In uncertain markets like these, prudent investors understand the importance of diversification, balance, and risk management, all attributes your Nuveen Fund can bring to your portfolio.

For more than 100 years, Nuveen has specialized in offering quality investments such as these Nuveen Funds to those seeking to accumulate and preserve wealth. Our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you meet your financial objectives. We thank you for continuing to choose Nuveen Investments as a partner as you work toward that goal.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

July 17, 2002

                             Annual Report | Page 1

--------------------------------------------------------------------------------
Portfolio Manager's Comments

In the following Q&A, portfolio manager Tom Futrell examines economic and market conditions, key investment strategies, and the performance of the Nuveen Arizona Municipal Bond Fund, Nuveen Colorado Municipal Bond Fund, and Nuveen New Mexico Municipal Bond Fund. Tom, who has 19 years of investment experience with Nuveen, assumed leadership of these three funds in 2002.
--------------------------------------------------------------------------------

Q. What factors had the greatest influence on the U.S. economy and state municipal markets during this reporting period?

A. The economy experienced many ups and downs since the reporting period began on June 1, 2001. At that time, the U.S. economy was weakening rapidly, prompting the Federal Reserve Board to cut interest rates sharply. By year's end, the Fed had lowered rates 11 times, 6 times during the reporting period, to bring the federal funds rate to just 1.75 percent, its lowest level since 1961. Despite this traditional medicine, the economy continued to perform weakly. Economic growth turned negative during the year's third quarter, in part the result of the September 11 terrorist attacks.

The economy would have been in even worse shape, however, had consumer spending not remained surprisingly strong. Low interest rates helped make this spending possible; automobile manufacturers, for instance, could offer extremely attractive terms, such as zero-percent loans on new car purchases. By taking fast advantage of these opportunities, consumers provided a much needed boost to the economy. In this environment, the nation's gross domestic product, a measure of goods and services produced, rose 5.6 percent during the first three months of 2002. Yet despite this growth, there were still causes for concern on the horizon. Corporate earnings remained stubbornly weak, further pressuring stock prices and reducing optimism about the likely strength of an economic recovery.

Amid this uncertainty, demand for fixed income securities was strong. Falling equity prices steered investors toward securities perceived to be more stable, such as municipal bonds featuring high credit ratings or relatively short maturities. According to the Investment Company Institute, investors added a net $11.6 billion to municipal bond funds during 2001, compared to redemptions of $14 billion the previous year./*/

This strong demand was matched by equally strong supply. States and municipalities issued a record $343 billion worth of bonds in 2001. The large supply stemmed largely from the economic slowdown. With states and municipalities increasingly unable to rely on tax revenues to fund essential projects, municipal debt became the funding mechanism of choice. Nationally, municipal supply remained strong through the first five months of 2002, rising 14 percent compared to the same time period in 2001. Many states experienced supply increases far more than this average. Arizona, for example, saw new issue volume jump 92 percent during that same time. Yet some states experienced a decline in supply; Colorado supply fell 7 percent, for example, while New Mexico issuance dropped nearly 21 percent.

Q. How did these three Nuveen funds perform during the past 12 months?

A. The chart on the next page provides performance information for Nuveen Arizona Municipal Bond Fund, Nuveen Colorado Municipal Bond Fund, and Nuveen New Mexico Municipal Bond Fund (Class A shares at net asset value) for the fiscal year ended May 31, 2002. The chart also compares the funds' performance to that of its peers (as measured by its Lipper category average) and to the overall municipal bond market (as measured by the Lehman Brothers Municipal Bond Index).

In general, duration was the most significant factor governing fund performance. Duration measures how sensitive a fund is to changes in interest rates. A fund with a high duration tends to fluctuate widely when interest rates move, while a fund with a low duration tends to fluctuate modestly. With interest rates declining and bond prices generally
--------------------------------------------------------------------------------

The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

* According to Investment Company Institute (ICI) December 2001 "Trends in Mutual Fund Investing" Report.

                             Annual Report | Page 2

One-Year Total Returns as of 5-31-02
-------------------------------------------------------
Nuveen Arizona Municipal Bond Fund/1/             6.06%
Lipper Arizona Municipal Debt Funds
category average/2/                               5.75%
Lehman Brothers Municipal Bond Index/3/           6.51%
-------------------------------------------------------

Nuveen Colorado Municipal Bond Fund/1/            6.53%
Lipper Colorado Municipal Debt Funds
category average/4/                               6.12%
Lehman Brothers Municipal Bond Index/3/           6.51%
-------------------------------------------------------

Nuveen New Mexico Municipal Bond Fund/1/          5.22%
Lipper Other States Municipal Debt Funds
category average/5/                               5.73%
Lehman Brothers Municipal Bond Index/3/           6.51%
-------------------------------------------------------

rising during the reporting period, long-duration funds tended to outperform their peers. At the same time, short-duration funds could be expected to underperform their long-duration counterparts. As of May 31, 2002, the Arizona, Colorado, and New Mexico funds had durations of 7.67, 7.84, and 8.04, respectively.

Q. What strategies were used to manage these Nuveen funds during the year ended May 31, 2002?

A. For all three funds, we focused our management on enhancing structure and duration. To provide a healthy income stream for shareholders, we were constantly monitoring when securities in the portfolios were due to mature, selling bond issues once they no longer fit within our overall strategy. We sought to improve the funds' duration, particularly in cases when we thought it was longer than ideal. Although the declining interest rate environment provided a favorable backdrop for long-duration fixed income securities, we knew such performance could be sustained only as long as rates remained low. While we don't think interest rates will increase in the near future, we thought it generally would be more prudent to reduce duration. By doing so, we could get closer to our goal of creating steady, research-driven fund performance that could potentially be maintained in any interest rate environment.

One quality that Arizona, Colorado, and New Mexico have in common is that new municipal bonds are often in short supply for portfolio managers. This was the case during the last 12 months as well, and it was difficult for us to identify tax-exempt securities that fit within the structure we wanted for each fund. As a result, whenever an attractive opportunity fitting our investment parameters surfaced, we strongly considered adding it to the appropriate portfolio.

In addition, we were constantly managing the funds' concentration risk, the risk that bonds from any one issuer or sector would make up too large a percentage of portfolio assets. In particular, we were concerned about being overexposed to lower-rated securities, which are more vulnerable to credit problems. In the Colorado fund, for example, we reduced our weighting in bonds issued by Colorado Health Facilities Authority for the National Benevolent Association. Even though we had continued confidence in this investment, we thought cutting back our holdings would be prudent in case the issuer experienced unexpected future financial challenges.

We also took a similar approach with the Arizona portfolio, which we believe has an appropriate duration and concentration risk. Our management focus during the period was to buy bonds that mature in 15 to 20 years, a part of the yield curve we thought offered compelling value for investors. With supply limited in Arizona, we sought to invest in attractive securities as they became available, while also keeping the fund sufficiently diversified. As with the Colorado fund, we sold some of our holdings in Arizona
--------------------------------------------------------------------------------

1 Performance figures are quoted for Class A shares at net asset value as of May 31, 2002. Current performance may be less than the performance shown.

2 For the Nuveen Arizona Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 40 funds in the Lipper Arizona Municipal Debt Funds category for the one-year period ended May 31, 2002. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

3 The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

4 For the Nuveen Colorado Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 27 funds in the Lipper Colorado Municipal Debt Funds category for the one-year period ended May 31, 2002. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

5 For the Nuveen New Mexico Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 67 funds in the Lipper Other States Municipal Debt Funds category for the one-year period ended May 31, 2002. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

                             Annual Report | Page 3
securities that, despite their favorable outlook, had grown to occupy too large a portion of fund assets. In particular, these included Midwestern University, a higher education issuer, and Catholic Healthcare West, a healthcare issuer.

Although all three states offered limited investment opportunities, New Mexico was probably the most difficult for us to identify attractive new securities. Accordingly, we were eager to add bonds whenever any met our criteria and the portfolio's diversification needs. In such cases, we sold existing bonds issued by U.S. territories such as Puerto Rico (income earned from territorial bonds is fully tax-exempt) and placed the assets in New Mexico securities.

Q. What is your outlook for the municipal market in general and these Nuveen funds in particular?

A. We believe conditions may remain favorable for municipal bond performance in Arizona, Colorado, and New Mexico, as well as around the country. We base our optimism on several technical indicators and short-term investment trends. First, visible supply, the number of upcoming bond issues already on the calendar is strong for the rest of 2002. With supply ample, we may be able to identify attractive investment opportunities for each of the funds and further diversify the portfolios.

Second, the economic recovery has been weaker than we had hoped. If growth remains stalled, state and local governments may continue receiving lower tax revenues. They would have to continue issuing municipal debt to fund infrastructure needs, as opposed to adopting the pay-as-you-go approach that worked well during the booming 1990s.

Finally, investors have responded to economic uncertainty by moving some assets out of stocks and into fixed income securities. If the economy remains uncertain, investors may continue to search for investment opportunities offering the prospect of greater stability.

Moving forward, we plan to continue following the same management approach taken during the past 12 months. We will continue to seek to improve portfolio structure and manage duration to maximize the funds'income-generating potential for shareholders. We'll also seek to reduce concentration risk to avoid excessive vulnerability to sudden interest rate changes or unexpected credit problems. Our goal is to create portfolios that may perform solidly, whatever the market environment. In our opinion, that's the most prudent course of action we can follow for our shareholders.

                             Annual Report | Page 4

--------------------------------------------------------------------------------
Fund Spotlight as of 5/31/02                  Nuveen Arizona Municipal Bond Fund
================================================================================
Quick Facts

                            A Shares       B Shares      C Shares       R Shares
--------------------------------------------------------------------------------
NAV                          $ 10.91        $ 10.89       $ 10.90        $ 10.90
--------------------------------------------------------------------------------
Latest Capital Gain/1/       $0.0453        $0.0453       $0.0453        $0.0453
--------------------------------------------------------------------------------
Latest Dividend/2/           $0.0445        $0.0375       $0.0395        $0.0465
--------------------------------------------------------------------------------
Inception Date                 10/86           2/97          2/94           2/97
--------------------------------------------------------------------------------

Annualized Total Returns as of 5/31/02/3/

A Shares                         NAV          Offer
1-Year                         6.06%          1.57%
---------------------------------------------------
5-Year                         5.24%          4.34%
---------------------------------------------------
10-Year                        6.31%          5.86%
---------------------------------------------------

B Shares                    w/o CDSC         w/CDSC
1-Year                         5.20%          1.20%
---------------------------------------------------
5-Year                         4.44%          4.27%
---------------------------------------------------
10-Year                        5.77%          5.77%
---------------------------------------------------

C Shares                         NAV
1-Year                         5.50%
---------------------------------------------------
5-Year                         4.67%
---------------------------------------------------
10-Year                        5.73%
---------------------------------------------------

R Shares                         NAV
1-Year                         6.30%
---------------------------------------------------
5-Year                         5.45%
---------------------------------------------------
10-Year                        6.43%
---------------------------------------------------

Tax-Free Yields

A Shares                         NAV          Offer
SEC 30-Day Yield               4.42%          4.23%
---------------------------------------------------
Taxable-Equivalent Yield/4/    6.65%          6.36%
---------------------------------------------------

B Shares                         NAV
SEC 30-Day Yield               3.67%
---------------------------------------------------
Taxable-Equivalent Yield/4/    5.52%
---------------------------------------------------

C Shares                         NAV
SEC 30-Day Yield               3.87%
---------------------------------------------------
Taxable-Equivalent Yield/4/    5.82%
---------------------------------------------------

R Shares                         NAV
SEC 30-Day Yield               4.62%
---------------------------------------------------
Taxable-Equivalent Yield/4/    6.95%
---------------------------------------------------

Annualized Total Returns as of 3/31/02

A Shares                         NAV          Offer
1-Year                         4.03%         -0.34%
---------------------------------------------------
5-Year                         5.31%          4.41%
---------------------------------------------------
10-Year                        6.40%          5.95%
---------------------------------------------------

B Shares                    w/o CDSC         w/CDSC
1-Year                         3.19%         -0.76%
---------------------------------------------------
5-Year                         4.50%          4.33%
---------------------------------------------------
10-Year                        5.88%          5.88%
---------------------------------------------------

C Shares                         NAV
1-Year                         3.38%
---------------------------------------------------
5-Year                         4.73%
---------------------------------------------------
10-Year                        5.82%
---------------------------------------------------

R Shares                         NAV
1-Year                         4.17%
---------------------------------------------------
5-Year                         5.52%
---------------------------------------------------
10-Year                        6.51%
---------------------------------------------------

Bond Credit Quality/5/

[Piechart appears here]    AAA/U.S. Guaranteed  54%
                           AA                   12%
                           A                    11%
                           BBB                  18%
                           NR                    4%
                           Other                 1%

Top Five Sectors/5/

U.S. Guaranteed                                 22%
---------------------------------------------------
Housing (Multifamily)                           18%
---------------------------------------------------
Healthcare                                      17%
---------------------------------------------------
Tax Obligation (Limited)                        11%
---------------------------------------------------
Tax Obligation (General)                         9%
---------------------------------------------------

Portfolio Statistics

Net Assets ($000)                          $100,515
---------------------------------------------------
Average Effective Maturity (Years)            17.63
---------------------------------------------------
Average Duration                               7.67
---------------------------------------------------

--------------------------------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid December 5, 2001. Capital gains distributions are subject to federal taxation.

2 Paid June 3, 2002. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2002.

3 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

4 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 33.5%.

5 As a percentage of total bond holdings as of May 31, 2002. Holdings are subject to change.

                             Annual Report | Page 5

--------------------------------------------------------------------------------
Fund Spotlight as of 5/31/02                 Nuveen Colorado Municipal Bond Fund
================================================================================
Quick Facts

                            A Shares       B Shares      C Shares       R Shares
--------------------------------------------------------------------------------
NAV                          $ 10.15        $ 10.16       $ 10.14        $ 10.16
--------------------------------------------------------------------------------
Latest Dividend/1/           $0.0420        $0.0360       $0.0375        $0.0440
--------------------------------------------------------------------------------
Inception Date                  5/87           2/97          2/97           2/97
--------------------------------------------------------------------------------

Annualized Total Returns as of 5/31/02/2/

A Shares                         NAV          Offer
1-Year                         6.53%          2.05%
---------------------------------------------------
5-Year                         5.19%          4.30%
---------------------------------------------------
10-Year                        6.29%          5.83%
---------------------------------------------------

B Shares                    w/o CDSC         w/CDSC
1-Year                         5.78%          1.78%
---------------------------------------------------
5-Year                         4.42%          4.25%
---------------------------------------------------
10-Year                        5.78%          5.78%
---------------------------------------------------

C Shares                         NAV
1-Year                         5.98%
---------------------------------------------------
5-Year                         4.60%
---------------------------------------------------
10-Year                        5.80%
---------------------------------------------------

R Shares                         NAV
1-Year                         6.98%
---------------------------------------------------
5-Year                         5.40%
---------------------------------------------------
10-Year                        6.41%
---------------------------------------------------

Tax-Free Yields

A Shares                         NAV          Offer
SEC 30-Day Yield               4.88%          4.67%
---------------------------------------------------
Taxable-Equivalent Yield/3/    7.28%          6.97%
---------------------------------------------------

B Shares                         NAV
SEC 30-Day Yield               4.13%
---------------------------------------------------
Taxable-Equivalent Yield/3/    6.16%
---------------------------------------------------

C Shares                         NAV
SEC 30-Day Yield               4.32%
---------------------------------------------------
Taxable-Equivalent Yield/3/    6.45%
---------------------------------------------------

R Shares                         NAV
SEC 30-Day Yield               5.07%
---------------------------------------------------
Taxable-Equivalent Yield/3/    7.57%
---------------------------------------------------

Annualized Total Returns as of 3/31/02

A Shares                         NAV          Offer
1-Year                         4.47%          0.10%
---------------------------------------------------
5-Year                         5.15%          4.25%
---------------------------------------------------
10-Year                        6.29%          5.83%
---------------------------------------------------

B Shares                    w/o CDSC         w/CDSC
1-Year                         3.63%         -0.34%
---------------------------------------------------
5-Year                         4.38%          4.21%
---------------------------------------------------
10-Year                        5.77%          5.77%
---------------------------------------------------

C Shares                         NAV
1-Year                         3.82%
---------------------------------------------------
5-Year                         4.58%
---------------------------------------------------
10-Year                        5.80%
---------------------------------------------------

R Shares                         NAV
1-Year                         4.80%
---------------------------------------------------
5-Year                         5.39%
---------------------------------------------------
10-Year                        6.41%
---------------------------------------------------

Bond Credit Quality/4/

[Piechart appears here]    AAA/U.S. Guaranteed  34%
                           AA                   16%
                           A                    12%
                           BBB                  17%
                           NR                   20%
                           Other                 1%

Top Five Sectors/4/

Tax Obligation (Limited)                        17%
---------------------------------------------------
Healthcare                                      17%
---------------------------------------------------
U.S. Guaranteed                                 12%
---------------------------------------------------
Transportation                                  12%
---------------------------------------------------
Tax Obligation (General)                        11%
---------------------------------------------------

Portfolio Statistics

Net Assets ($000)                          $ 43,535
---------------------------------------------------
Average Effective Maturity (Years)            18.62
---------------------------------------------------
Average Duration                               7.84
---------------------------------------------------

--------------------------------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid June 3, 2002. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2002.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 33%.

4 As a percentage of total bond holdings as of May 31, 2002. Holdings are subject to change.

                             Annual Report | Page 6

--------------------------------------------------------------------------------
Fund Spotlight as of 5/31/02               Nuveen New Mexico Municipal Bond Fund
================================================================================
Quick Facts

                            A Shares       B Shares      C Shares       R Shares
--------------------------------------------------------------------------------
NAV                          $ 10.27        $ 10.27       $ 10.27        $ 10.30
--------------------------------------------------------------------------------
Latest Dividend/1/           $0.0405        $0.0340       $0.0355        $0.0420
--------------------------------------------------------------------------------
Inception Date                  9/92           2/97          2/97           2/97
--------------------------------------------------------------------------------

Annualized Total Returns as of 5/31/02/2/

A Shares                         NAV          Offer
1-Year                         5.22%          0.79%
---------------------------------------------------
5-Year                         5.08%          4.18%
---------------------------------------------------
Since Inception                5.85%          5.38%
---------------------------------------------------

B Shares                    w/o CDSC         w/CDSC
1-Year                         4.43%          0.43%
---------------------------------------------------
5-Year                         4.32%          4.15%
---------------------------------------------------
Since Inception                5.30%          5.30%
---------------------------------------------------

C Shares                         NAV
1-Year                         4.61%
---------------------------------------------------
5-Year                         4.52%
---------------------------------------------------
Since Inception                5.37%
---------------------------------------------------

R Shares                         NAV
1-Year                         5.39%
---------------------------------------------------
5-Year                         5.32%
---------------------------------------------------
Since Inception                5.99%
---------------------------------------------------

Tax-Free Yields

A Shares                         NAV          Offer
SEC 30-Day Yield               4.25%          4.08%
---------------------------------------------------
Taxable-Equivalent Yield/3/    6.59%          6.33%
---------------------------------------------------

B Shares                         NAV
SEC 30-Day Yield               3.51%
---------------------------------------------------
Taxable-Equivalent Yield/3/    5.44%
---------------------------------------------------

C Shares                         NAV
---------------------------------------------------
SEC 30-Day Yield               3.71%
---------------------------------------------------
Taxable-Equivalent Yield/3/    5.75%
---------------------------------------------------

R Shares                         NAV
---------------------------------------------------
SEC 30-Day Yield               4.46%
---------------------------------------------------
Taxable-Equivalent Yield/3/    6.91%
---------------------------------------------------

Annualized Total Returns as of 3/31/02/2/

A Shares                         NAV          Offer
1-Year                         3.39%         -0.94%
---------------------------------------------------
5-Year                         5.22%          4.32%
---------------------------------------------------
Since Inception                5.74%          5.26%
---------------------------------------------------

B Shares                    w/o CDSC         w/CDSC
1-Year                         2.61%         -1.33%
---------------------------------------------------
5-Year                         4.45%          4.28%
---------------------------------------------------
Since Inception                5.18%          5.18%
---------------------------------------------------

C Shares                         NAV
1-Year                         2.79%
---------------------------------------------------
5-Year                         4.66%
---------------------------------------------------
Since Inception                5.26%
---------------------------------------------------

R Shares                         NAV
1-Year                         3.56%
---------------------------------------------------
5-Year                         5.46%
---------------------------------------------------
Since Inception                5.88%
---------------------------------------------------

Bond Credit Quality/4/

[Piechart appears here]    AAA/U.S. Guaranteed  52%
                           AA                    8%
                           A                    22%
                           BBB                  13%
                           NR                    3%
                           Other                 2%

Top Five Sectors/4/

Tax Obligation (Limited)                        25%
---------------------------------------------------
Housing (Single Family)                         21%
---------------------------------------------------
Education and Civic Organizations               13%
---------------------------------------------------
Utilities                                       11%
---------------------------------------------------
U.S. Guaranteed                                  8%
---------------------------------------------------

Portfolio Statistics

Net Assets ($000)                          $ 54,209
---------------------------------------------------
Average Effective Maturity (Years)            21.33
---------------------------------------------------
Average Duration                               8.04
---------------------------------------------------

--------------------------------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid June 3, 2002. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2002.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35.5%.

4 As a percentage of total bond holdings as of May 31, 2002. Holdings are subject to change.

                             Annual Report | Page 7

--------------------------------------------------------------------------------
Growth of an Assumed $10,000 Investment
================================================================================

Nuveen Arizona Municipal Bond Fund/1/, /2/

                                    [CHART]

         Lehman Brothers    Nuveen Arizona         Nuveen Arizona
         Municipal Bond     Municipal Bond Fund    Municipal Bond Fund
         Index $19,220      (NAV) $18,450          (Offer) $17,675
5/92     10000              10000                  9580
5/93     11196              11335                  10895
5/94     11472              11553                  11068
5/95     12517              12713                  12179
5/96     13089              13248                  12692
5/97     14175              14288                  13688
5/98     15505              15657                  14999
5/99     16230              16263                  15580
5/00     16091              15654                  14996
5/01     18047              17395                  16664
5/02     19220              18450                  17675

Nuveen Colorado Municipal Bond Fund/1/, /2/

                                    [CHART]

         Lehman Brothers    Nuveen Colorado        Nuveen Colorado
         Municipal Bond     Municipal Bond Fund    Municipal Bond Fund
         Index $19,220      (NAV) $18,397          (Offer) $17,625
5/92     10000              10000                  9580
5/93     11196              11240                  10768
5/94     11472              11468                  10986
5/95     12517              12562                  12034
5/96     13089              13081                  12531
5/97     14175              14289                  13689
5/98     15505              15981                  15309
5/99     16230              16581                  15885
5/00     16091              15558                  14904
5/01     18047              17269                  16544
5/02     19220              18397                  17625

Nuveen New Mexico Municipal Bond Fund/1/, /2/

                                    [CHART]

         Lehman Brothers    Nuveen New Mexico      Nuveen New Mexico
         Municipal Bond     Municipal Bond Fund    Municipal Bond Fund
         Index $18,413      (NAV) $17,434          (Offer) $16,702
5/92     10000              10000                  9580
5/93     10726              10878                  10421
5/94     10991              11085                  10619
5/95     11992              12111                  11603
5/96     12540              12496                  11971
5/97     13580              13609                  13037
5/98     14855              14991                  14361
5/99     15549              15550                  14897
5/00     15416              14913                  14287
5/01     17290              16569                  15873
5/02     18413              17434                  16702

The graphs do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

1 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the corresponding Lehman Brothers Municipal Bond Index. The Nuveen fund return at offer depicted in the chart reflects the initial maximum sales charge of 4.2% applicable to A shares and all ongoing fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be less than the performance shown.

2 The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

                             Annual Report | Page 8

Portfolio of Investments
NUVEEN ARIZONA MUNICIPAL BOND FUND
May 31, 2002

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Consumer Cyclicals - 1.0%

    $  1,000 Mesa Industrial Development Authority, Arizona, Industrial Revenue Bonds (TRW Vehicle Safety
              System, Inc. Project), Series 1992, 7.250%, 10/15/04 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 0.3%

         250 Casa Grande Industrial Development Authority, Arizona, Pollution Control Revenue Bonds (Frito-Lay,
              Inc.-PepsiCo), Series 1984, 6.650%, 12/01/14
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 7.4%

         570 Arizona Educational Loan Marketing Corporation, 1992 Educational Loan Revenue Bonds, Series B,
              7.000%, 3/01/05 (Alternative Minimum Tax)

         100 Arizona Educational Loan Marketing Corporation, Educational Loan Revenue Bonds, Senior Series 1992,
              6.375%, 9/01/05 (Alternative Minimum Tax)

       1,500 Student Loan Acquisition Authority of Arizona, Student Loan Revenue Bonds (Subordinated Fixed-Rate
              Bonds), Series 1994B, 6.600%, 5/01/10 (Alternative Minimum Tax)

         500 Student Loan Acquisition Authority of Arizona, Student Loan Revenue Refunding Bonds, Senior
              Series 1999A-1, 5.900%, 5/01/24

       2,500 The Industrial Development Authority of the City of Glendale, Arizona, Revenue Bonds (Midwestern
              University), Series 1998A, 5.375%, 5/15/28

         115 The Industrial Development Authority of the City of Glendale, Arizona, Revenue Bonds (Midwestern
              University), Series 1996A, 6.000%, 5/15/16

       1,730 The Industrial Development Authority of the City of Glendale, Arizona, Revenue Bonds (Midwestern
              University), Series 2001A, 5.750%, 5/15/21

         335 Community College District of Yavapai County, Arizona, Revenue Bonds, Series 1993, 6.000%, 7/01/12
-------------------------------------------------------------------------------------------------------------------
             Healthcare - 16.4%

       4,000 Arizona Health Facilities Authority, Hospital Revenue Bonds (Phoenix Children's Hospital),
              Series 1999A, 6.125%, 11/15/22

       2,050 Arizona Health Facilities Authority, Hospital System Revenue Bonds (John C. Lincoln Health Network),
              Series 2000, 6.875%, 12/01/20

       1,000 Arizona Health Facilities Authority, Revenue Bonds (Catholic Healthcare West), 1999 Series A,
              6.625%, 7/01/20

         930 Maricopa County, Arizona, Hospital Revenue and Refunding Bonds (Sun Health Corporation),
              Series 1997, 6.125%, 4/01/18

       3,475 The Industrial Development Authority of Maricopa County, Arizona, Health Facility Revenue Bonds
              (Catholic Healthcare West Project), 1998 Series A, 5.000%, 7/01/16

       1,500 The Industrial Development Authority of the City of Mesa, Arizona, Revenue Bonds (Discovery Health
              System), Series 1999A, 5.750%, 1/01/25

             The Industrial Development Authority of the City of Phoenix, Arizona, Hospital Revenue Bonds (John C.
             Lincoln Hospital and Health Center), Series 1994:
         500   6.000%, 12/01/10
         500   6.000%, 12/01/14

       1,750 The Industrial Development Authority of the City of Scottsdale, Arizona, Hospital Revenue Bonds
              (Scottsdale Healthcare), Series 2001, 5.800%, 12/01/31

       1,055 The Industrial Development Authority of the City of Winslow, Arizona, Hospital Revenue Bonds
              (Winslow Memorial Hospital Project), Series 1998, 5.500%, 6/01/22
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 18.1%

       2,865 The Industrial Development Authority of Maricopa County, Arizona, Multifamily Housing Revenue Bonds
              (Arborwood Apartments Project), Subordinate Series 1999B, 6.700%, 10/01/29

       3,615 The Industrial Development Authority of Maricopa County, Arizona, Multifamily Housing Revenue Bonds
              (GNMA Collateralized Villas at Augusta Project), Series 2000, 6.500%, 10/20/33

       2,470 The Industrial Development Authority of Maricopa County, Arizona, Multifamily Housing Revenue Bonds
              (Syl-Mar Apartments Project), Series 2001, 6.100%, 4/20/36

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals - 1.0%

Mesa Industrial Development Authority, Arizona, Industrial Revenue Bonds (TRW Vehicle Safety             No Opt. Call       N/R
 System, Inc. Project), Series 1992, 7.250%, 10/15/04 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 0.3%

Casa Grande Industrial Development Authority, Arizona, Pollution Control Revenue Bonds (Frito-Lay,    12/02 at 103.00        A1
 Inc.-PepsiCo), Series 1984, 6.650%, 12/01/14
--------------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 7.4%

Arizona Educational Loan Marketing Corporation, 1992 Educational Loan Revenue Bonds, Series B,         9/02 at 101.00       Aa2
 7.000%, 3/01/05 (Alternative Minimum Tax)

Arizona Educational Loan Marketing Corporation, Educational Loan Revenue Bonds, Senior Series 1992,    9/02 at 101.00       Aa2
 6.375%, 9/01/05 (Alternative Minimum Tax)

Student Loan Acquisition Authority of Arizona, Student Loan Revenue Bonds (Subordinated Fixed-Rate     5/04 at 102.00       Aa1
 Bonds), Series 1994B, 6.600%, 5/01/10 (Alternative Minimum Tax)

Student Loan Acquisition Authority of Arizona, Student Loan Revenue Refunding Bonds, Senior           11/09 at 102.00       Aaa
 Series 1999A-1, 5.900%, 5/01/24

The Industrial Development Authority of the City of Glendale, Arizona, Revenue Bonds (Midwestern       5/08 at 101.00      BBB+
 University), Series 1998A, 5.375%, 5/15/28

The Industrial Development Authority of the City of Glendale, Arizona, Revenue Bonds (Midwestern       5/06 at 102.00       AAA
 University), Series 1996A, 6.000%, 5/15/16

The Industrial Development Authority of the City of Glendale, Arizona, Revenue Bonds (Midwestern       5/11 at 101.00      BBB+
 University), Series 2001A, 5.750%, 5/15/21

Community College District of Yavapai County, Arizona, Revenue Bonds, Series 1993, 6.000%, 7/01/12     7/03 at 101.00      BBB+
--------------------------------------------------------------------------------------------------------------------------------
Healthcare - 16.4%

Arizona Health Facilities Authority, Hospital Revenue Bonds (Phoenix Children's Hospital),            11/09 at 100.00        A3
 Series 1999A, 6.125%, 11/15/22

Arizona Health Facilities Authority, Hospital System Revenue Bonds (John C. Lincoln Health Network),  12/10 at 102.00       BBB
 Series 2000, 6.875%, 12/01/20

Arizona Health Facilities Authority, Revenue Bonds (Catholic Healthcare West), 1999 Series A,          7/10 at 101.00       BBB
 6.625%, 7/01/20

Maricopa County, Arizona, Hospital Revenue and Refunding Bonds (Sun Health Corporation),               4/07 at 102.00      Baa1
 Series 1997, 6.125%, 4/01/18

The Industrial Development Authority of Maricopa County, Arizona, Health Facility Revenue Bonds        7/08 at 101.00       BBB
 (Catholic Healthcare West Project), 1998 Series A, 5.000%, 7/01/16

The Industrial Development Authority of the City of Mesa, Arizona, Revenue Bonds (Discovery Health     1/10 at 101.00       AAA
 System), Series 1999A, 5.750%, 1/01/25

The Industrial Development Authority of the City of Phoenix, Arizona, Hospital Revenue Bonds (John C.
Lincoln Hospital and Health Center), Series 1994:
  6.000%, 12/01/10                                                                                    12/03 at 102.00       BBB
  6.000%, 12/01/14                                                                                    12/03 at 102.00       BBB

The Industrial Development Authority of the City of Scottsdale, Arizona, Hospital Revenue Bonds       12/11 at 101.00        A3
 (Scottsdale Healthcare), Series 2001, 5.800%, 12/01/31

The Industrial Development Authority of the City of Winslow, Arizona, Hospital Revenue Bonds           6/08 at 101.00       N/R
 (Winslow Memorial Hospital Project), Series 1998, 5.500%, 6/01/22
--------------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 18.1%

The Industrial Development Authority of Maricopa County, Arizona, Multifamily Housing Revenue Bonds   10/09 at 102.00       N/R
 (Arborwood Apartments Project), Subordinate Series 1999B, 6.700%, 10/01/29

The Industrial Development Authority of Maricopa County, Arizona, Multifamily Housing Revenue Bonds   10/10 at 105.00       Aaa
 (GNMA Collateralized Villas at Augusta Project), Series 2000, 6.500%, 10/20/33

The Industrial Development Authority of Maricopa County, Arizona, Multifamily Housing Revenue Bonds   10/11 at 103.00       Aaa
 (Syl-Mar Apartments Project), Series 2001, 6.100%, 4/20/36

                                                                                                               Market
Description                                                                                                     Value
---------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals - 1.0%

Mesa Industrial Development Authority, Arizona, Industrial Revenue Bonds (TRW Vehicle Safety          $     1,010,480
 System, Inc. Project), Series 1992, 7.250%, 10/15/04 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
Consumer Staples - 0.3%

Casa Grande Industrial Development Authority, Arizona, Pollution Control Revenue Bonds (Frito-Lay,            262,875
 Inc.-PepsiCo), Series 1984, 6.650%, 12/01/14
---------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 7.4%

Arizona Educational Loan Marketing Corporation, 1992 Educational Loan Revenue Bonds, Series B,                577,239
 7.000%, 3/01/05 (Alternative Minimum Tax)

Arizona Educational Loan Marketing Corporation, Educational Loan Revenue Bonds, Senior Series 1992,           101,666
 6.375%, 9/01/05 (Alternative Minimum Tax)

Student Loan Acquisition Authority of Arizona, Student Loan Revenue Bonds (Subordinated Fixed-Rate          1,625,400
 Bonds), Series 1994B, 6.600%, 5/01/10 (Alternative Minimum Tax)

Student Loan Acquisition Authority of Arizona, Student Loan Revenue Refunding Bonds, Senior                   512,230
 Series 1999A-1, 5.900%, 5/01/24

The Industrial Development Authority of the City of Glendale, Arizona, Revenue Bonds (Midwestern            2,438,450
 University), Series 1998A, 5.375%, 5/15/28

The Industrial Development Authority of the City of Glendale, Arizona, Revenue Bonds (Midwestern              122,918
 University), Series 1996A, 6.000%, 5/15/16

The Industrial Development Authority of the City of Glendale, Arizona, Revenue Bonds (Midwestern            1,737,093
 University), Series 2001A, 5.750%, 5/15/21

Community College District of Yavapai County, Arizona, Revenue Bonds, Series 1993, 6.000%, 7/01/12            341,399
---------------------------------------------------------------------------------------------------------------------
Healthcare - 16.4%

Arizona Health Facilities Authority, Hospital Revenue Bonds (Phoenix Children's Hospital),                  4,080,080
 Series 1999A, 6.125%, 11/15/22

Arizona Health Facilities Authority, Hospital System Revenue Bonds (John C. Lincoln Health Network),        2,089,278
 Series 2000, 6.875%, 12/01/20

Arizona Health Facilities Authority, Revenue Bonds (Catholic Healthcare West), 1999 Series A,               1,041,790
 6.625%, 7/01/20

Maricopa County, Arizona, Hospital Revenue and Refunding Bonds (Sun Health Corporation),                      936,343
 Series 1997, 6.125%, 4/01/18

The Industrial Development Authority of Maricopa County, Arizona, Health Facility Revenue Bonds             3,231,924
 (Catholic Healthcare West Project), 1998 Series A, 5.000%, 7/01/16

The Industrial Development Authority of the City of Mesa, Arizona, Revenue Bonds (Discovery Health          1,573,935
 System), Series 1999A, 5.750%, 1/01/25

The Industrial Development Authority of the City of Phoenix, Arizona, Hospital Revenue Bonds (John C.
Lincoln Hospital and Health Center), Series 1994:
  6.000%, 12/01/10                                                                                            505,050
  6.000%, 12/01/14                                                                                            498,305

The Industrial Development Authority of the City of Scottsdale, Arizona, Hospital Revenue Bonds             1,757,368
 (Scottsdale Healthcare), Series 2001, 5.800%, 12/01/31

The Industrial Development Authority of the City of Winslow, Arizona, Hospital Revenue Bonds                  795,681
 (Winslow Memorial Hospital Project), Series 1998, 5.500%, 6/01/22
---------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 18.1%

The Industrial Development Authority of Maricopa County, Arizona, Multifamily Housing Revenue Bonds         2,621,446
 (Arborwood Apartments Project), Subordinate Series 1999B, 6.700%, 10/01/29

The Industrial Development Authority of Maricopa County, Arizona, Multifamily Housing Revenue Bonds         3,886,487
 (GNMA Collateralized Villas at Augusta Project), Series 2000, 6.500%, 10/20/33

The Industrial Development Authority of Maricopa County, Arizona, Multifamily Housing Revenue Bonds         2,586,732
 (Syl-Mar Apartments Project), Series 2001, 6.100%, 4/20/36

--------------------------------------------------------------------------------
9

Portfolio of Investments
NUVEEN ARIZONA MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

    $    295 Phoenix Housing Finance Corporation, Arizona, Mortgage Revenue Refunding Bonds (FHA-Insured
              Mortgage Loans - Section 8 Assisted Projects), Series 1992A, 6.500%, 7/01/24

             The Industrial Development Authority of the City of Phoenix, Arizona, Mortgage Revenue Refunding
             Bonds (FHA-Insured Mortgage Loan - Chris Ridge Village Project), Series 1992:
         200   6.750%, 11/01/12
         425   6.800%, 11/01/25

       2,090 The Industrial Development Authority of the City of Phoenix, Arizona, Multifamily Housing Revenue
              Bonds (GNMA Collateralized - Campaigne Place on Jackson Project), Series 2001, 5.700%, 6/20/31
              (Alternative Minimum Tax)

       1,300 The Industrial Development Authority of the City of Phoenix, Arizona, Multifamily Housing Revenue
              Bonds (GNMA Collateralized Mortgage Loan - Camelback Crossings Apartments Project),
              Series 2000, 6.350%, 9/20/35

         500 The Industrial Development Authority of the City of Tempe, Arizona, Multifamily Mortgage Refunding
              Bonds (FHA-Insured Mortgage Loan - Quadrangles Village Apartments), Series 1993A,
              6.250%, 6/01/26

       4,000 The Industrial Development Authority of Tucson County, Arizona, Senior Living Facilities Revenue Bonds
              (The Christian Care Project), Series 2000A, 5.625%, 7/01/20
--------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 2.8%

       1,495 The Industrial Development Authority of Maricopa County, Arizona, Single Family Mortgage Revenue
              Refunding Bonds (Mortgage-Backed Securities Program), Series 1998B, 6.200%, 12/01/30
              (Alternative Minimum Tax)

         230 The Industrial Development Authority of the City of Phoenix, Arizona, Statewide Single Family
              Mortgage Revenue Bonds, Series 1995, 6.150%, 12/01/08 (Alternative Minimum Tax)

         705 The Industrial Development Authority of the City of Phoenix, Arizona, Single Family Mortgage Revenue
              Bonds, Series 2000-1B, 7.350%, 6/01/31 (Alternative Minimum Tax)

         200 The Industrial Development Authority of Pima County, Arizona, Single Family Mortgage Revenue Bonds,
              Series 1997A, 6.250%, 11/01/30 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 1.7%

       1,520 The Industrial Development Authority of Cochise County, Arizona, Tax-Exempt Mortgage Revenue
              Refunding Bonds (GNMA Collateralized - Sierra Vista Care Center), Series 1994A, 6.750%, 11/20/19
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 9.1%

             Sierra Vista Unified School District No. 68 of Cochise County, Arizona, General Obligation Refunding
             Bonds, Series 1992:
         250   7.500%, 7/01/09
         300   7.500%, 7/01/10

         675 Peoria Unified School District No. 11 of Maricopa County, Arizona, Refunding Bonds, Second Series of
              1992, 0.000%, 7/01/06

          50 Kyrene Elementary School District No. 28 of Maricopa County, Arizona, School Improvement Bonds
              (Project of 1990), Series 1993E, 6.000%, 7/01/12

             Glendale Elementary School District No. 40 of Maricopa County, Arizona, School Improvement and
             Refunding Bonds, Series 1995:
         500   6.200%, 7/01/09
         750   6.250%, 7/01/10

         500 Gilbert Unified School District No. 41 of Maricopa County, Arizona, School Improvement Bonds (Project
              of 1993), Series 1995D, 6.250%, 7/01/15

         135 Alhambra Elementary School District No. 68 of Maricopa County, Arizona, School Improvement and
              Refunding Bonds, Series 1994A, 6.750%, 7/01/14

         310 Chandler Unified School District No. 80 of Maricopa County, Arizona, School Improvement and
              Refunding Bonds, Series 1994, 6.250%, 7/01/11

       1,275 Fountain Hills Unified School District No. 98 of Maricopa County, Arizona, General Obligation Bonds,
              Series 1992, 0.000%, 7/01/06

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily (continued)

Phoenix Housing Finance Corporation, Arizona, Mortgage Revenue Refunding Bonds (FHA-Insured             7/02 at 101.00       AAA
 Mortgage Loans - Section 8 Assisted Projects), Series 1992A, 6.500%, 7/01/24

The Industrial Development Authority of the City of Phoenix, Arizona, Mortgage Revenue Refunding
Bonds (FHA-Insured Mortgage Loan - Chris Ridge Village Project), Series 1992:
  6.750%, 11/01/12                                                                                     11/02 at 101.00       AAA
  6.800%, 11/01/25                                                                                     11/02 at 101.00       AAA

The Industrial Development Authority of the City of Phoenix, Arizona, Multifamily Housing Revenue       6/11 at 102.00       Aaa
 Bonds (GNMA Collateralized - Campaigne Place on Jackson Project), Series 2001, 5.700%, 6/20/31
 (Alternative Minimum Tax)

The Industrial Development Authority of the City of Phoenix, Arizona, Multifamily Housing Revenue       9/10 at 103.00       Aaa
 Bonds (GNMA Collateralized Mortgage Loan - Camelback Crossings Apartments Project),
 Series 2000, 6.350%, 9/20/35

The Industrial Development Authority of the City of Tempe, Arizona, Multifamily Mortgage Refunding      6/03 at 102.00       AAA
 Bonds (FHA-Insured Mortgage Loan - Quadrangles Village Apartments), Series 1993A,
 6.250%, 6/01/26

The Industrial Development Authority of Tucson County, Arizona, Senior Living Facilities Revenue Bonds  7/10 at 101.00        AA
 (The Christian Care Project), Series 2000A, 5.625%, 7/01/20
---------------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 2.8%

The Industrial Development Authority of Maricopa County, Arizona, Single Family Mortgage Revenue        6/08 at 108.00       Aaa
 Refunding Bonds (Mortgage-Backed Securities Program), Series 1998B, 6.200%, 12/01/30
 (Alternative Minimum Tax)

The Industrial Development Authority of the City of Phoenix, Arizona, Statewide Single Family           6/05 at 102.00       AAA
 Mortgage Revenue Bonds, Series 1995, 6.150%, 12/01/08 (Alternative Minimum Tax)

The Industrial Development Authority of the City of Phoenix, Arizona, Single Family Mortgage Revenue    6/10 at 105.00       AAA
 Bonds, Series 2000-1B, 7.350%, 6/01/31 (Alternative Minimum Tax)

The Industrial Development Authority of Pima County, Arizona, Single Family Mortgage Revenue Bonds,     5/07 at 102.00       AAA
 Series 1997A, 6.250%, 11/01/30 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Long-Term Care - 1.7%

The Industrial Development Authority of Cochise County, Arizona, Tax-Exempt Mortgage Revenue           12/04 at 102.00       AAA
 Refunding Bonds (GNMA Collateralized - Sierra Vista Care Center), Series 1994A, 6.750%, 11/20/19
---------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 9.1%

Sierra Vista Unified School District No. 68 of Cochise County, Arizona, General Obligation Refunding
Bonds, Series 1992:
  7.500%, 7/01/09                                                                                         No Opt. Call       AAA
  7.500%, 7/01/10                                                                                         No Opt. Call       AAA

Peoria Unified School District No. 11 of Maricopa County, Arizona, Refunding Bonds, Second Series of      No Opt. Call       AAA
 1992, 0.000%, 7/01/06

Kyrene Elementary School District No. 28 of Maricopa County, Arizona, School Improvement Bonds          7/02 at 100.00       AAA
 (Project of 1990), Series 1993E, 6.000%, 7/01/12

Glendale Elementary School District No. 40 of Maricopa County, Arizona, School Improvement and
Refunding Bonds, Series 1995:
  6.200%, 7/01/09                                                                                       7/05 at 101.00       AAA
  6.250%, 7/01/10                                                                                       7/05 at 101.00       AAA

Gilbert Unified School District No. 41 of Maricopa County, Arizona, School Improvement Bonds (Project   7/08 at 100.00       AAA
 of 1993), Series 1995D, 6.250%, 7/01/15

Alhambra Elementary School District No. 68 of Maricopa County, Arizona, School Improvement and          7/04 at 102.00       AAA
 Refunding Bonds, Series 1994A, 6.750%, 7/01/14

Chandler Unified School District No. 80 of Maricopa County, Arizona, School Improvement and               No Opt. Call       AAA
 Refunding Bonds, Series 1994, 6.250%, 7/01/11

Fountain Hills Unified School District No. 98 of Maricopa County, Arizona, General Obligation Bonds,      No Opt. Call       AAA
 Series 1992, 0.000%, 7/01/06

                                                                                                                Market
Description                                                                                                      Value
----------------------------------------------------------------------------------------------------------------------
Housing/Multifamily (continued)

Phoenix Housing Finance Corporation, Arizona, Mortgage Revenue Refunding Bonds (FHA-Insured            $       298,174
 Mortgage Loans - Section 8 Assisted Projects), Series 1992A, 6.500%, 7/01/24

The Industrial Development Authority of the City of Phoenix, Arizona, Mortgage Revenue Refunding
Bonds (FHA-Insured Mortgage Loan - Chris Ridge Village Project), Series 1992:
  6.750%, 11/01/12                                                                                             203,064
  6.800%, 11/01/25                                                                                             431,617

The Industrial Development Authority of the City of Phoenix, Arizona, Multifamily Housing Revenue            2,126,282
 Bonds (GNMA Collateralized - Campaigne Place on Jackson Project), Series 2001, 5.700%, 6/20/31
 (Alternative Minimum Tax)

The Industrial Development Authority of the City of Phoenix, Arizona, Multifamily Housing Revenue            1,413,789
 Bonds (GNMA Collateralized Mortgage Loan - Camelback Crossings Apartments Project),
 Series 2000, 6.350%, 9/20/35

The Industrial Development Authority of the City of Tempe, Arizona, Multifamily Mortgage Refunding             507,900
 Bonds (FHA-Insured Mortgage Loan - Quadrangles Village Apartments), Series 1993A,
 6.250%, 6/01/26

The Industrial Development Authority of Tucson County, Arizona, Senior Living Facilities Revenue Bonds       4,105,040
 (The Christian Care Project), Series 2000A, 5.625%, 7/01/20
----------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 2.8%

The Industrial Development Authority of Maricopa County, Arizona, Single Family Mortgage Revenue             1,606,871
 Refunding Bonds (Mortgage-Backed Securities Program), Series 1998B, 6.200%, 12/01/30
 (Alternative Minimum Tax)

The Industrial Development Authority of the City of Phoenix, Arizona, Statewide Single Family                  246,431
 Mortgage Revenue Bonds, Series 1995, 6.150%, 12/01/08 (Alternative Minimum Tax)

The Industrial Development Authority of the City of Phoenix, Arizona, Single Family Mortgage Revenue           777,968
 Bonds, Series 2000-1B, 7.350%, 6/01/31 (Alternative Minimum Tax)

The Industrial Development Authority of Pima County, Arizona, Single Family Mortgage Revenue Bonds,            205,056
 Series 1997A, 6.250%, 11/01/30 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
Long-Term Care - 1.7%

The Industrial Development Authority of Cochise County, Arizona, Tax-Exempt Mortgage Revenue                 1,694,618
 Refunding Bonds (GNMA Collateralized - Sierra Vista Care Center), Series 1994A, 6.750%, 11/20/19
----------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 9.1%

Sierra Vista Unified School District No. 68 of Cochise County, Arizona, General Obligation Refunding
Bonds, Series 1992:
  7.500%, 7/01/09                                                                                              305,743
  7.500%, 7/01/10                                                                                              370,263

Peoria Unified School District No. 11 of Maricopa County, Arizona, Refunding Bonds, Second Series of           588,661
 1992, 0.000%, 7/01/06

Kyrene Elementary School District No. 28 of Maricopa County, Arizona, School Improvement Bonds                  50,174
 (Project of 1990), Series 1993E, 6.000%, 7/01/12

Glendale Elementary School District No. 40 of Maricopa County, Arizona, School Improvement and
Refunding Bonds, Series 1995:
  6.200%, 7/01/09                                                                                              551,330
  6.250%, 7/01/10                                                                                              828,098

Gilbert Unified School District No. 41 of Maricopa County, Arizona, School Improvement Bonds (Project          569,420
 of 1993), Series 1995D, 6.250%, 7/01/15

Alhambra Elementary School District No. 68 of Maricopa County, Arizona, School Improvement and                 148,771
 Refunding Bonds, Series 1994A, 6.750%, 7/01/14

Chandler Unified School District No. 80 of Maricopa County, Arizona, School Improvement and                    358,707
 Refunding Bonds, Series 1994, 6.250%, 7/01/11

Fountain Hills Unified School District No. 98 of Maricopa County, Arizona, General Obligation Bonds,         1,112,361
 Series 1992, 0.000%, 7/01/06

--------------------------------------------------------------------------------
10

   Principal
Amount (000) Description
----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

    $  1,000 Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds (Project of
              1989), Series 1992D, 7.500%, 7/01/10

         500 Tanque Verde Unified School District No. 13 of Pima County, Arizona, School Improvement and
              Refunding Bonds, Series 1994, 6.700%, 7/01/10

         180 Tempe Union High School District No. 213 of Maricopa County, Arizona, School Improvement and
              Refunding Bonds, Series 1994, 6.000%, 7/01/12

       2,000 City of Tucson, Arizona, General Obligation Bonds, Series 2001B, 5.750%, 7/01/16
----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 10.7%

         250 State of Arizona, Refunding Certificates of Participation, Series 1992B, 6.250%, 9/01/10

         680 State of Arizona, Certificates of Participation, Series 2002A, 4.900%, 11/01/16

         225 Arizona Municipal Financing Program of 1987, Certificates of Participation, Series 11, 8.000%, 8/01/17

         965 City of Bullhead, Arizona, Special Assessment Bonds (East Branch Sewer Improvement District),
              Series 1993, 6.100%, 1/01/13

         280 Eloy Municipal Property Corporation, Arizona, Municipal Facilities Revenue Bonds, Series 1992,
              7.000%, 7/01/11

         385 City of Flagstaff, Arizona, Junior Lien Street and Highway User Revenue Bonds, Series 1992,
              5.900%, 7/01/10

       1,295 The Industrial Development Authority of Maricopa County, Arizona, Education Revenue Bonds (Arizona
              Charter Schools Project I), Series 2000A, 6.625%, 7/01/20

       1,500 The Industrial Development Authority of Maricopa County, Arizona, Education Revenue Bonds (Horizon
              Community Learning Center Project), Series 2000, 6.350%, 6/01/26

       1,115 Maricopa County, Arizona, Stadium District Revenue Refunding Bonds, Series 2002, 5.375%, 6/01/17
              (WI, settling 6/05/02)

             City of Peoria Improvement District No. 8801, Arizona, North Valley Power Center Improvement Bonds:
         425   7.300%, 1/01/12
         460   7.300%, 1/01/13

         300 City of Phoenix, Arizona, Junior Lien Street and Highway User Revenue Refunding Bonds, Series 1992,
              6.250%, 7/01/11

       1,450 Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series Y of 1996,
              5.000%, 7/01/36

       1,000 Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series D,
              5.125%, 7/01/24

         175 Business Development Finance Corporation, Tucson, Arizona, Local Development Lease Revenue
              Refunding Bonds, Series 1992, 6.250%, 7/01/12 (Pre-refunded to 7/01/02)
----------------------------------------------------------------------------------------------------------------------
             Transportation - 0.5%

         500 City of Phoenix, Arizona, Airport Revenue Bonds, Series 1994D, 6.400%, 7/01/12
              (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 21.7%

         300 Arizona Health Facilities Authority, Hospital System Revenue Refunding Bonds (Phoenix Baptist Hospital
              and Medical Center, Inc. and Medical Environments, Inc.), Series 1992, 6.250%, 9/01/11

         200 Arizona Municipal Financing Program, Certificates of Participation, Series 20, 7.700%, 8/01/10

         300 Hospital District No. One, Maricopa County, Arizona, Hospital Facilities Refunding Bonds, 1992 Series B,
              6.250%, 6/01/10 (Pre-refunded to 6/01/04)

       1,000 Hospital District No. One, Maricopa County, Arizona, General Obligation Bonds, Series 1996,
              6.500%, 6/01/17 (Pre-refunded to 6/01/06)

         315 Scottsdale Mountain Community Facilities District, Arizona, District General Obligation Bonds,
              Series 1993, 6.200%, 7/01/17 (Pre-refunded to 7/01/03)

                                                                                                          Optional Call
Description                                                                                                 Provisions*
------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General (continued)

Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds (Project of         No Opt. Call
 1989), Series 1992D, 7.500%, 7/01/10

Tanque Verde Unified School District No. 13 of Pima County, Arizona, School Improvement and              7/04 at 102.00
 Refunding Bonds, Series 1994, 6.700%, 7/01/10

Tempe Union High School District No. 213 of Maricopa County, Arizona, School Improvement and             7/04 at 101.00
 Refunding Bonds, Series 1994, 6.000%, 7/01/12

City of Tucson, Arizona, General Obligation Bonds, Series 2001B, 5.750%, 7/01/16                           No Opt. Call
------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 10.7%

State of Arizona, Refunding Certificates of Participation, Series 1992B, 6.250%, 9/01/10                 9/02 at 102.00

State of Arizona, Certificates of Participation, Series 2002A, 4.900%, 11/01/16                          5/12 at 100.00

Arizona Municipal Financing Program of 1987, Certificates of Participation, Series 11, 8.000%, 8/01/17     No Opt. Call

City of Bullhead, Arizona, Special Assessment Bonds (East Branch Sewer Improvement District),            1/03 at 103.00
 Series 1993, 6.100%, 1/01/13

Eloy Municipal Property Corporation, Arizona, Municipal Facilities Revenue Bonds, Series 1992,           7/02 at 101.00
 7.000%, 7/01/11

City of Flagstaff, Arizona, Junior Lien Street and Highway User Revenue Bonds, Series 1992,                No Opt. Call
 5.900%, 7/01/10

The Industrial Development Authority of Maricopa County, Arizona, Education Revenue Bonds (Arizona       7/10 at 102.00
 Charter Schools Project I), Series 2000A, 6.625%, 7/01/20

The Industrial Development Authority of Maricopa County, Arizona, Education Revenue Bonds (Horizon       6/07 at 102.00
 Community Learning Center Project), Series 2000, 6.350%, 6/01/26

Maricopa County, Arizona, Stadium District Revenue Refunding Bonds, Series 2002, 5.375%, 6/01/17         6/12 at 100.00
 (WI, settling 6/05/02)

City of Peoria Improvement District No. 8801, Arizona, North Valley Power Center Improvement Bonds:
  7.300%, 1/01/12                                                                                        1/03 at 101.00
  7.300%, 1/01/13                                                                                        1/03 at 101.00

City of Phoenix, Arizona, Junior Lien Street and Highway User Revenue Refunding Bonds, Series 1992,      7/02 at 102.00
 6.250%, 7/01/11

Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series Y of 1996,               7/16 at 100.00
 5.000%, 7/01/36

Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series D,         7/12 at 100.00
 5.125%, 7/01/24

Business Development Finance Corporation, Tucson, Arizona, Local Development Lease Revenue               7/02 at 102.00
 Refunding Bonds, Series 1992, 6.250%, 7/01/12 (Pre-refunded to 7/01/02)
------------------------------------------------------------------------------------------------------------------------
Transportation - 0.5%

City of Phoenix, Arizona, Airport Revenue Bonds, Series 1994D, 6.400%, 7/01/12                           7/04 at 102.00
 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 21.7%

Arizona Health Facilities Authority, Hospital System Revenue Refunding Bonds (Phoenix Baptist Hospital   9/03 at 100.00
 and Medical Center, Inc. and Medical Environments, Inc.), Series 1992, 6.250%, 9/01/11

Arizona Municipal Financing Program, Certificates of Participation, Series 20, 7.700%, 8/01/10             No Opt. Call

Hospital District No. One, Maricopa County, Arizona, Hospital Facilities Refunding Bonds, 1992 Series B, 6/04 at 101.00
 6.250%, 6/01/10 (Pre-refunded to 6/01/04)

Hospital District No. One, Maricopa County, Arizona, General Obligation Bonds, Series 1996,              6/06 at 101.00
 6.500%, 6/01/17 (Pre-refunded to 6/01/06)

Scottsdale Mountain Community Facilities District, Arizona, District General Obligation Bonds,           7/03 at 102.00
 Series 1993, 6.200%, 7/01/17 (Pre-refunded to 7/01/03)

Description                                                                                              Ratings**
-------------------------------------------------------------------------------------------------------------------
Tax Obligation/General (continued)

Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds (Project of             AAA
 1989), Series 1992D, 7.500%, 7/01/10

Tanque Verde Unified School District No. 13 of Pima County, Arizona, School Improvement and                    AAA
 Refunding Bonds, Series 1994, 6.700%, 7/01/10

Tempe Union High School District No. 213 of Maricopa County, Arizona, School Improvement and                   AAA
 Refunding Bonds, Series 1994, 6.000%, 7/01/12

City of Tucson, Arizona, General Obligation Bonds, Series 2001B, 5.750%, 7/01/16                                AA
-------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 10.7%

State of Arizona, Refunding Certificates of Participation, Series 1992B, 6.250%, 9/01/10                       AAA

State of Arizona, Certificates of Participation, Series 2002A, 4.900%, 11/01/16                                AAA

Arizona Municipal Financing Program of 1987, Certificates of Participation, Series 11, 8.000%, 8/01/17         AAA

City of Bullhead, Arizona, Special Assessment Bonds (East Branch Sewer Improvement District),                 Baa2
 Series 1993, 6.100%, 1/01/13

Eloy Municipal Property Corporation, Arizona, Municipal Facilities Revenue Bonds, Series 1992,                 BBB
 7.000%, 7/01/11

City of Flagstaff, Arizona, Junior Lien Street and Highway User Revenue Bonds, Series 1992,                    AAA
 5.900%, 7/01/10

The Industrial Development Authority of Maricopa County, Arizona, Education Revenue Bonds (Arizona            Baa3
 Charter Schools Project I), Series 2000A, 6.625%, 7/01/20

The Industrial Development Authority of Maricopa County, Arizona, Education Revenue Bonds (Horizon               A
 Community Learning Center Project), Series 2000, 6.350%, 6/01/26

Maricopa County, Arizona, Stadium District Revenue Refunding Bonds, Series 2002, 5.375%, 6/01/17               Aaa
 (WI, settling 6/05/02)

City of Peoria Improvement District No. 8801, Arizona, North Valley Power Center Improvement Bonds:
  7.300%, 1/01/12                                                                                             BBB+
  7.300%, 1/01/13                                                                                             BBB+

City of Phoenix, Arizona, Junior Lien Street and Highway User Revenue Refunding Bonds, Series 1992,             A+
 6.250%, 7/01/11

Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series Y of 1996,                       A
 5.000%, 7/01/36

Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series D,                A-
 5.125%, 7/01/24

Business Development Finance Corporation, Tucson, Arizona, Local Development Lease Revenue                     AAA
 Refunding Bonds, Series 1992, 6.250%, 7/01/12 (Pre-refunded to 7/01/02)
-------------------------------------------------------------------------------------------------------------------
Transportation - 0.5%

City of Phoenix, Arizona, Airport Revenue Bonds, Series 1994D, 6.400%, 7/01/12                                 AAA
 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 21.7%

Arizona Health Facilities Authority, Hospital System Revenue Refunding Bonds (Phoenix Baptist Hospital         AAA
 and Medical Center, Inc. and Medical Environments, Inc.), Series 1992, 6.250%, 9/01/11

Arizona Municipal Financing Program, Certificates of Participation, Series 20, 7.700%, 8/01/10                 AAA

Hospital District No. One, Maricopa County, Arizona, Hospital Facilities Refunding Bonds, 1992 Series B,       AAA
 6.250%, 6/01/10 (Pre-refunded to 6/01/04)

Hospital District No. One, Maricopa County, Arizona, General Obligation Bonds, Series 1996,                Baa1***
 6.500%, 6/01/17 (Pre-refunded to 6/01/06)

Scottsdale Mountain Community Facilities District, Arizona, District General Obligation Bonds,                A***
 Series 1993, 6.200%, 7/01/17 (Pre-refunded to 7/01/03)

                                                                                                                  Market
Description                                                                                                        Value
------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General (continued)

Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds (Project of       $     1,238,100
 1989), Series 1992D, 7.500%, 7/01/10

Tanque Verde Unified School District No. 13 of Pima County, Arizona, School Improvement and                      552,395
 Refunding Bonds, Series 1994, 6.700%, 7/01/10

Tempe Union High School District No. 213 of Maricopa County, Arizona, School Improvement and                     194,225
 Refunding Bonds, Series 1994, 6.000%, 7/01/12

City of Tucson, Arizona, General Obligation Bonds, Series 2001B, 5.750%, 7/01/16                               2,244,140
------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 10.7%

State of Arizona, Refunding Certificates of Participation, Series 1992B, 6.250%, 9/01/10                         257,645

State of Arizona, Certificates of Participation, Series 2002A, 4.900%, 11/01/16                                  694,171

Arizona Municipal Financing Program of 1987, Certificates of Participation, Series 11, 8.000%, 8/01/17           285,975

City of Bullhead, Arizona, Special Assessment Bonds (East Branch Sewer Improvement District),                    999,296
 Series 1993, 6.100%, 1/01/13

Eloy Municipal Property Corporation, Arizona, Municipal Facilities Revenue Bonds, Series 1992,                   283,287
 7.000%, 7/01/11

City of Flagstaff, Arizona, Junior Lien Street and Highway User Revenue Bonds, Series 1992,                      435,454
 5.900%, 7/01/10

The Industrial Development Authority of Maricopa County, Arizona, Education Revenue Bonds (Arizona             1,301,514
 Charter Schools Project I), Series 2000A, 6.625%, 7/01/20

The Industrial Development Authority of Maricopa County, Arizona, Education Revenue Bonds (Horizon             1,560,630
 Community Learning Center Project), Series 2000, 6.350%, 6/01/26

Maricopa County, Arizona, Stadium District Revenue Refunding Bonds, Series 2002, 5.375%, 6/01/17               1,174,954
 (WI, settling 6/05/02)

City of Peoria Improvement District No. 8801, Arizona, North Valley Power Center Improvement Bonds:
  7.300%, 1/01/12                                                                                                441,044
  7.300%, 1/01/13                                                                                                477,048

City of Phoenix, Arizona, Junior Lien Street and Highway User Revenue Refunding Bonds, Series 1992,              307,095
 6.250%, 7/01/11

Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series Y of 1996,                     1,387,824
 5.000%, 7/01/36

Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series D,                 990,820
 5.125%, 7/01/24

Business Development Finance Corporation, Tucson, Arizona, Local Development Lease Revenue                       179,183
 Refunding Bonds, Series 1992, 6.250%, 7/01/12 (Pre-refunded to 7/01/02)
------------------------------------------------------------------------------------------------------------------------
Transportation - 0.5%

City of Phoenix, Arizona, Airport Revenue Bonds, Series 1994D, 6.400%, 7/01/12                                   542,935
 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 21.7%

Arizona Health Facilities Authority, Hospital System Revenue Refunding Bonds (Phoenix Baptist Hospital           318,228
 and Medical Center, Inc. and Medical Environments, Inc.), Series 1992, 6.250%, 9/01/11

Arizona Municipal Financing Program, Certificates of Participation, Series 20, 7.700%, 8/01/10                   243,546

Hospital District No. One, Maricopa County, Arizona, Hospital Facilities Refunding Bonds, 1992 Series B,         326,364
 6.250%, 6/01/10 (Pre-refunded to 6/01/04)

Hospital District No. One, Maricopa County, Arizona, General Obligation Bonds, Series 1996,                    1,131,990
 6.500%, 6/01/17 (Pre-refunded to 6/01/06)

Scottsdale Mountain Community Facilities District, Arizona, District General Obligation Bonds,                   335,781
 Series 1993, 6.200%, 7/01/17 (Pre-refunded to 7/01/03)

--------------------------------------------------------------------------------
11

Portfolio of Investments
NUVEEN ARIZONA MUNICIPAL BOND FUND (continued)
May 31, 2002


   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

    $    280 Maricopa County, Arizona, Hospital Revenue Bonds (St. Luke's Hospital Medical Center), Series 1980,
              8.750%, 2/01/10

       2,775 The Industrial Development Authority of Maricopa County, Arizona, Hospital System Revenue Refunding
              Bonds (Samaritan Health Services), Series 1990A, 7.000%, 12/01/16

      12,050 The Industrial Development Authority of Maricopa County, Arizona, Single Family Mortgage Revenue
              Bonds, Series 1984, 0.000%, 2/01/16

         380 Alhambra Elementary School District No. 68 of Maricopa County, Arizona, School Improvement and
              Refunding Bonds, Series 1994A, 6.750%, 7/01/14 (Pre-refunded to 7/01/04)

             City of Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue
             Bonds, Series 2000:
       1,290   6.125%, 7/01/14 (Pre-refunded to 7/01/10)
       1,000   6.250%, 7/01/17 (Pre-refunded to 7/01/10)

         540 Agricultural Improvement and Power District, Arizona, Electric System Refunding Revenue Bonds (Salt
              River Project), 1993 Series A, 5.500%, 1/01/19 (Pre-refunded to 1/01/03)

       8,065 Industrial Development Authorities, Tucson and Pima Counties, Arizona, Single Family Mortgage
              Revenue Bonds, Series 1983A, 0.000%, 12/01/14

         500 City of Tucson, Arizona, 1994 General Obligation Bonds, Series 1984-G, 6.250%, 7/01/18
              (Pre-refunded to 7/01/04)

         850 City of Tucson, Arizona, Certificates of Participation, Series 1994, 6.375%, 7/01/09
              (Pre-refunded to 7/01/04)

          75 Business Development Finance Corporation, Tucson, Arizona, Local Development Lease Revenue
              Refunding Bonds, Series 1992, 6.250%, 7/01/12 (Pre-refunded to 7/01/02)
-------------------------------------------------------------------------------------------------------------------
             Utilities - 5.5%

       1,000 Arizona State Power Authority, Power Resource Revenue Bonds (Special Obligation Crossover
              Refunding) (Hoover Uprating Project), Series 2001, 5.250%, 10/01/15

           5 Central Arizona Water Conservation District, Contract Revenue Bonds (Central Arizona Project),
              1991 Series B, 6.500%, 11/01/11

       2,000 Coconino County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds (Nevada
              Power Company Project), Series 1996, 6.375%, 10/01/36 (Alternative Minimum Tax)

         500 The Industrial Development Authority of Mohave County, Arizona, Industrial Development Revenue
              Bonds (Citizen Utilities Company Projects), Series 1994, 6.600%, 5/01/29 (Alternative Minimum Tax)

         165 The Industrial Development Authority of Pima County, Arizona, Industrial Development Lease Obligation
              Refunding Revenue Bonds (Irvington Project), 1988 Series A, 7.250%, 7/15/10

             Agricultural Improvement and Power District, Arizona, Electric System Refunding Revenue Bonds (Salt
             River Project), 1993 Series A:
         500   5.750%, 1/01/10
         460   5.500%, 1/01/19

         500 Agricultural Improvement and Power District, Arizona, Electric System Refunding Revenue Bonds (Salt
              River Project), 2002 Series A, 5.000%, 1/01/31

       1,000 The Industrial Development Authority of Yavapai County, Arizona, Industrial Development Revenue
              Bonds (Citizens Utilities Company Project), Series 1998, 5.450%, 6/01/33 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 4.1%
             City of Cottonwood, Arizona, Sewer Revenue Refunding Bonds, Series 1992:
         500   6.900%, 7/01/03
         100   7.000%, 7/01/06
         100   7.000%, 7/01/07
       2,600 City of Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds,
              Series 2002, 5.000%, 7/01/26

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed (continued)

Maricopa County, Arizona, Hospital Revenue Bonds (St. Luke's Hospital Medical Center), Series 1980,      No Opt. Call       AAA
 8.750%, 2/01/10

The Industrial Development Authority of Maricopa County, Arizona, Hospital System Revenue Refunding      No Opt. Call       AAA
 Bonds (Samaritan Health Services), Series 1990A, 7.000%, 12/01/16

The Industrial Development Authority of Maricopa County, Arizona, Single Family Mortgage Revenue         No Opt. Call       AAA
 Bonds, Series 1984, 0.000%, 2/01/16

Alhambra Elementary School District No. 68 of Maricopa County, Arizona, School Improvement and         7/04 at 102.00       AAA
 Refunding Bonds, Series 1994A, 6.750%, 7/01/14 (Pre-refunded to 7/01/04)

City of Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue
Bonds, Series 2000:
  6.125%, 7/01/14 (Pre-refunded to 7/01/10)                                                            7/10 at 101.00       AAA
  6.250%, 7/01/17 (Pre-refunded to 7/01/10)                                                            7/10 at 101.00       AAA

Agricultural Improvement and Power District, Arizona, Electric System Refunding Revenue Bonds (Salt    1/03 at 100.00       Aaa
 River Project), 1993 Series A, 5.500%, 1/01/19 (Pre-refunded to 1/01/03)

Industrial Development Authorities, Tucson and Pima Counties, Arizona, Single Family Mortgage            No Opt. Call       AAA
 Revenue Bonds, Series 1983A, 0.000%, 12/01/14

City of Tucson, Arizona, 1994 General Obligation Bonds, Series 1984-G, 6.250%, 7/01/18                 7/04 at 101.00       AAA
 (Pre-refunded to 7/01/04)

City of Tucson, Arizona, Certificates of Participation, Series 1994, 6.375%, 7/01/09                   7/04 at 100.00     AA***
 (Pre-refunded to 7/01/04)

Business Development Finance Corporation, Tucson, Arizona, Local Development Lease Revenue             7/02 at 102.00       AAA
 Refunding Bonds, Series 1992, 6.250%, 7/01/12 (Pre-refunded to 7/01/02)
--------------------------------------------------------------------------------------------------------------------------------
Utilities - 5.5%

Arizona State Power Authority, Power Resource Revenue Bonds (Special Obligation Crossover                No Opt. Call        AA
 Refunding) (Hoover Uprating Project), Series 2001, 5.250%, 10/01/15

Central Arizona Water Conservation District, Contract Revenue Bonds (Central Arizona Project),        11/02 at 101.00       AA-
 1991 Series B, 6.500%, 11/01/11

Coconino County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds (Nevada       10/06 at 102.00        B-
 Power Company Project), Series 1996, 6.375%, 10/01/36 (Alternative Minimum Tax)

The Industrial Development Authority of Mohave County, Arizona, Industrial Development Revenue        11/03 at 101.00       BBB
 Bonds (Citizen Utilities Company Projects), Series 1994, 6.600%, 5/01/29 (Alternative Minimum Tax)

The Industrial Development Authority of Pima County, Arizona, Industrial Development Lease Obligation  7/02 at 103.00       AAA
 Refunding Revenue Bonds (Irvington Project), 1988 Series A, 7.250%, 7/15/10

Agricultural Improvement and Power District, Arizona, Electric System Refunding Revenue Bonds (Salt
River Project), 1993 Series A:
  5.750%, 1/01/10                                                                                        No Opt. Call        AA
  5.500%, 1/01/19                                                                                      1/03 at 100.00        AA

Agricultural Improvement and Power District, Arizona, Electric System Refunding Revenue Bonds (Salt    1/12 at 101.00        AA
 River Project), 2002 Series A, 5.000%, 1/01/31

The Industrial Development Authority of Yavapai County, Arizona, Industrial Development Revenue        6/07 at 101.00       BBB
 Bonds (Citizens Utilities Company Project), Series 1998, 5.450%, 6/01/33 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
Water and Sewer - 4.1%
City of Cottonwood, Arizona, Sewer Revenue Refunding Bonds, Series 1992:
  6.900%, 7/01/03                                                                                      7/02 at 101.00      BBB-
  7.000%, 7/01/06                                                                                      7/02 at 101.00      BBB-
  7.000%, 7/01/07                                                                                      7/02 at 101.00      BBB-
City of Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds,        7/12 at 100.00       AAA
 Series 2002, 5.000%, 7/01/26

                                                                                                               Market
Description                                                                                                     Value
---------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed (continued)

Maricopa County, Arizona, Hospital Revenue Bonds (St. Luke's Hospital Medical Center), Series 1980,   $       333,217
 8.750%, 2/01/10

The Industrial Development Authority of Maricopa County, Arizona, Hospital System Revenue Refunding         3,405,869
 Bonds (Samaritan Health Services), Series 1990A, 7.000%, 12/01/16

The Industrial Development Authority of Maricopa County, Arizona, Single Family Mortgage Revenue            6,111,278
 Bonds, Series 1984, 0.000%, 2/01/16

Alhambra Elementary School District No. 68 of Maricopa County, Arizona, School Improvement and                422,066
 Refunding Bonds, Series 1994A, 6.750%, 7/01/14 (Pre-refunded to 7/01/04)

City of Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue
Bonds, Series 2000:
  6.125%, 7/01/14 (Pre-refunded to 7/01/10)                                                                 1,491,408
  6.250%, 7/01/17 (Pre-refunded to 7/01/10)                                                                 1,164,710

Agricultural Improvement and Power District, Arizona, Electric System Refunding Revenue Bonds (Salt           552,026
 River Project), 1993 Series A, 5.500%, 1/01/19 (Pre-refunded to 1/01/03)

Industrial Development Authorities, Tucson and Pima Counties, Arizona, Single Family Mortgage               4,398,167
 Revenue Bonds, Series 1983A, 0.000%, 12/01/14

City of Tucson, Arizona, 1994 General Obligation Bonds, Series 1984-G, 6.250%, 7/01/18                        545,510
 (Pre-refunded to 7/01/04)

City of Tucson, Arizona, Certificates of Participation, Series 1994, 6.375%, 7/01/09                          921,400
 (Pre-refunded to 7/01/04)

Business Development Finance Corporation, Tucson, Arizona, Local Development Lease Revenue                     76,793
 Refunding Bonds, Series 1992, 6.250%, 7/01/12 (Pre-refunded to 7/01/02)
---------------------------------------------------------------------------------------------------------------------
Utilities - 5.5%

Arizona State Power Authority, Power Resource Revenue Bonds (Special Obligation Crossover                   1,070,890
 Refunding) (Hoover Uprating Project), Series 2001, 5.250%, 10/01/15

Central Arizona Water Conservation District, Contract Revenue Bonds (Central Arizona Project),                  5,069
 1991 Series B, 6.500%, 11/01/11

Coconino County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds (Nevada             1,444,760
 Power Company Project), Series 1996, 6.375%, 10/01/36 (Alternative Minimum Tax)

The Industrial Development Authority of Mohave County, Arizona, Industrial Development Revenue                489,800
 Bonds (Citizen Utilities Company Projects), Series 1994, 6.600%, 5/01/29 (Alternative Minimum Tax)

The Industrial Development Authority of Pima County, Arizona, Industrial Development Lease Obligation         173,118
 Refunding Revenue Bonds (Irvington Project), 1988 Series A, 7.250%, 7/15/10

Agricultural Improvement and Power District, Arizona, Electric System Refunding Revenue Bonds (Salt
River Project), 1993 Series A:
  5.750%, 1/01/10                                                                                             556,560
  5.500%, 1/01/19                                                                                             461,877

Agricultural Improvement and Power District, Arizona, Electric System Refunding Revenue Bonds (Salt           492,870
 River Project), 2002 Series A, 5.000%, 1/01/31

The Industrial Development Authority of Yavapai County, Arizona, Industrial Development Revenue               841,590
 Bonds (Citizens Utilities Company Project), Series 1998, 5.450%, 6/01/33 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
Water and Sewer - 4.1%
City of Cottonwood, Arizona, Sewer Revenue Refunding Bonds, Series 1992:
  6.900%, 7/01/03                                                                                             506,680
  7.000%, 7/01/06                                                                                             101,389
  7.000%, 7/01/07                                                                                             101,386
City of Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds,             2,562,300
 Series 2002, 5.000%, 7/01/26

--------------------------------------------------------------------------------
12

   Principal                                                                               Optional Call
Amount (000) Description                                                                     Provisions* Ratings**
-------------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)
    $    800 Sedona, Arizona, Sewer Revenue Refunding Bonds, Series 1992, 7.000%, 7/01/12 7/04 at 101.00         A
-------------------------------------------------------------------------------------------------------------------
    $106,850 Total Investments (cost $95,164,858) - 99.3%
-------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.7%                                         -------------- ---------
             ----------------------------------------------------------------------------
             Net Assets - 100%                                                            -------------- ---------
             ----------------------------------------------------------------------------

                                                                                      Market
Description                                                                            Value
--------------------------------------------------------------------------------------------
Water and Sewer (continued)
Sedona, Arizona, Sewer Revenue Refunding Bonds, Series 1992, 7.000%, 7/01/12 $       869,950
--------------------------------------------------------------------------------------------
Total Investments (cost $95,164,858) - 99.3%                                      99,838,834
--------------------------------------------------------------------------------------------

Other Assets Less Liabilities - 0.7%                                                 675,759
---------------------------------------------------------------------------- ---------------
Net Assets - 100%                                                            $   100,514,593
---------------------------------------------------------------------------- ---------------

           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
          (WI)Security purchased on a when-issued basis.



                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13

Portfolio of Investments
NUVEEN COLORADO MUNICIPAL BOND FUND
May 31, 2002

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 0.4%

     $   165 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2000,
              5.750%, 7/01/20
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 4.9%

         500 Colorado Educational and Cultural Facilities Authority, School Revenue Bonds (Ave Maria School
              Project), Series 2000, 6.125%, 12/01/25

       1,500 Hyland Hills Park and Recreation District, Adams County, Colorado, Special Revenue Refunding and
              Improvement Bonds, Series 1996A, 6.750%, 12/15/15
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 16.3%

       1,000 Aspen Valley Hospital District, Pitkin County, Colorado, Revenue Bonds, Series 2000, 6.800%, 10/15/24

       1,500 Colorado Health Facilities Authority, Revenue Bonds (Steamboat Springs Health Care Association
              Project), Series 1999, 5.700%, 9/15/23

         500 Colorado Health Facilities Authority, Hospital Revenue Bonds (PorterCare Adventist Health System
              Project), Series 2001, 6.500%, 11/15/23

       1,000 Colorado Health Facilities Authority, Revenue Bonds (Vail Valley Medical Center Project), Series 2001,
              5.800%, 1/15/27

       1,750 City of Colorado Springs, Colorado, Hospital Revenue Bonds, Series 2000, 6.375%, 12/15/30

       1,000 Denver Health and Hospital Authority, Colorado, Healthcare Revenue Bonds, Series 2001A,
              6.250%, 12/01/16

         250 University of Colorado Hospital Authority, Hospital Revenue Bonds, Series 2001A, 5.600%, 11/15/25
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 9.2%

       1,265 Boulder County, Colorado, Multifamily Housing Refunding and Improvement Revenue Bonds (Thistle
              Community Housing Project), Series 1999, 6.375%, 6/01/29

         460 Colorado Housing and Finance Authority, Multifamily Housing Insured Mortgage Revenue Bonds, 1995
              Series A, 6.650%, 10/01/28 (Alternative Minimum Tax)

       1,300 City of Englewood, Colorado, Multifamily Housing Revenue Refunding Bonds (Marks Apartments
              Project), Series 1996, 6.650%, 12/01/26

       1,000 City of Lakewood, Colorado, Multifamily Housing Mortgage Revenue Bonds (FHA-Insured Mortgage
              Loan - The Heights by Marston Lake Project), Series 1995, 6.650%, 10/01/25
              (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 7.5%

         840 Colorado Housing and Finance Authority, Senior Single Family Program Bonds, 1999 Series C-3,
              6.750%, 10/01/21

       1,140 Colorado Housing and Finance Authority, Senior Single Family Program Bonds, 2000 Series A-2,
              7.450%, 10/01/16 (Alternative Minimum Tax)

         755 Colorado Housing and Finance Authority, Senior Single Family Program Bonds, 2000 Series C-3,
              7.150%, 10/01/30

          75 Pueblo County, Colorado, Single Family Mortgage Revenue Bonds (GNMA and FNMA Mortgage-Backed
              Securities Program), Series 1994A, 6.850%, 12/01/25

         130 Pueblo County, Colorado, Single Family Mortgage Revenue Refunding Bonds (GNMA and FNMA
              Mortgage-Backed Securities Program), Series 1994A, 7.050%, 11/01/27
--------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 5.7%

       1,000 Colorado Health Facilities Authority, First Mortgage Revenue Bonds (Christian Living Campus - Johnson
              Center Nursing Facility Refunding Project), Series 1997A, 7.050%, 1/01/19

       1,250 Colorado Health Facilities Authority, Health Facilities Revenue Bonds (National Benevolent
              Association - Village at Skyline Project), Series 1999A, 6.375%, 9/01/29

         300 Colorado Health Facilities Authority, Health Facilities Revenue Bonds (National Benevolent
              Association - Village at Skyline Project), Series 2000C, 7.000%, 3/01/24

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 0.4%

Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2000,                 7/10 at 100.00       Aa3
 5.750%, 7/01/20
---------------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 4.9%

Colorado Educational and Cultural Facilities Authority, School Revenue Bonds (Ave Maria School         12/10 at 100.00        AA
 Project), Series 2000, 6.125%, 12/01/25

Hyland Hills Park and Recreation District, Adams County, Colorado, Special Revenue Refunding and       12/06 at 101.00       N/R
 Improvement Bonds, Series 1996A, 6.750%, 12/15/15
---------------------------------------------------------------------------------------------------------------------------------
Healthcare - 16.3%

Aspen Valley Hospital District, Pitkin County, Colorado, Revenue Bonds, Series 2000, 6.800%, 10/15/24   4/10 at 100.00       N/R

Colorado Health Facilities Authority, Revenue Bonds (Steamboat Springs Health Care Association          9/09 at 101.00       N/R
 Project), Series 1999, 5.700%, 9/15/23

Colorado Health Facilities Authority, Hospital Revenue Bonds (PorterCare Adventist Health System       11/11 at 101.00      BBB+
 Project), Series 2001, 6.500%, 11/15/23

Colorado Health Facilities Authority, Revenue Bonds (Vail Valley Medical Center Project), Series 2001,  1/12 at 100.00       BBB
 5.800%, 1/15/27

City of Colorado Springs, Colorado, Hospital Revenue Bonds, Series 2000, 6.375%, 12/15/30              12/10 at 101.00        A-

Denver Health and Hospital Authority, Colorado, Healthcare Revenue Bonds, Series 2001A,                12/11 at 100.00      BBB+
 6.250%, 12/01/16

University of Colorado Hospital Authority, Hospital Revenue Bonds, Series 2001A, 5.600%, 11/15/25      11/11 at 100.00        A3
---------------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 9.2%

Boulder County, Colorado, Multifamily Housing Refunding and Improvement Revenue Bonds (Thistle          6/09 at 100.00       N/R
 Community Housing Project), Series 1999, 6.375%, 6/01/29

Colorado Housing and Finance Authority, Multifamily Housing Insured Mortgage Revenue Bonds, 1995        4/05 at 102.00       AA+
 Series A, 6.650%, 10/01/28 (Alternative Minimum Tax)

City of Englewood, Colorado, Multifamily Housing Revenue Refunding Bonds (Marks Apartments             12/06 at 102.00      BBB+
 Project), Series 1996, 6.650%, 12/01/26

City of Lakewood, Colorado, Multifamily Housing Mortgage Revenue Bonds (FHA-Insured Mortgage           10/05 at 102.00       AAA
 Loan - The Heights by Marston Lake Project), Series 1995, 6.650%, 10/01/25
 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 7.5%

Colorado Housing and Finance Authority, Senior Single Family Program Bonds, 1999 Series C-3,           10/09 at 105.00       Aa2
 6.750%, 10/01/21

Colorado Housing and Finance Authority, Senior Single Family Program Bonds, 2000 Series A-2,           10/09 at 105.00       Aa2
 7.450%, 10/01/16 (Alternative Minimum Tax)

Colorado Housing and Finance Authority, Senior Single Family Program Bonds, 2000 Series C-3,            4/10 at 105.00        AA
 7.150%, 10/01/30

Pueblo County, Colorado, Single Family Mortgage Revenue Bonds (GNMA and FNMA Mortgage-Backed            6/02 at 102.00       AA-
 Securities Program), Series 1994A, 6.850%, 12/01/25

Pueblo County, Colorado, Single Family Mortgage Revenue Refunding Bonds (GNMA and FNMA                 11/04 at 102.00       AAA
 Mortgage-Backed Securities Program), Series 1994A, 7.050%, 11/01/27
---------------------------------------------------------------------------------------------------------------------------------
Long-Term Care - 5.7%

Colorado Health Facilities Authority, First Mortgage Revenue Bonds (Christian Living Campus - Johnson   1/07 at 101.00       N/R
 Center Nursing Facility Refunding Project), Series 1997A, 7.050%, 1/01/19

Colorado Health Facilities Authority, Health Facilities Revenue Bonds (National Benevolent              9/09 at 102.00      Baa2
 Association - Village at Skyline Project), Series 1999A, 6.375%, 9/01/29

Colorado Health Facilities Authority, Health Facilities Revenue Bonds (National Benevolent              3/10 at 101.00      Baa2
 Association - Village at Skyline Project), Series 2000C, 7.000%, 3/01/24

                                                                                                                Market
Description                                                                                                      Value
----------------------------------------------------------------------------------------------------------------------
Consumer Staples - 0.4%

Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2000,                $       168,571
 5.750%, 7/01/20
----------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 4.9%

Colorado Educational and Cultural Facilities Authority, School Revenue Bonds (Ave Maria School                 538,030
 Project), Series 2000, 6.125%, 12/01/25

Hyland Hills Park and Recreation District, Adams County, Colorado, Special Revenue Refunding and             1,592,595
 Improvement Bonds, Series 1996A, 6.750%, 12/15/15
----------------------------------------------------------------------------------------------------------------------
Healthcare - 16.3%

Aspen Valley Hospital District, Pitkin County, Colorado, Revenue Bonds, Series 2000, 6.800%, 10/15/24        1,052,400

Colorado Health Facilities Authority, Revenue Bonds (Steamboat Springs Health Care Association               1,381,950
 Project), Series 1999, 5.700%, 9/15/23

Colorado Health Facilities Authority, Hospital Revenue Bonds (PorterCare Adventist Health System               524,930
 Project), Series 2001, 6.500%, 11/15/23

Colorado Health Facilities Authority, Revenue Bonds (Vail Valley Medical Center Project), Series 2001,       1,002,330
 5.800%, 1/15/27

City of Colorado Springs, Colorado, Hospital Revenue Bonds, Series 2000, 6.375%, 12/15/30                    1,828,750

Denver Health and Hospital Authority, Colorado, Healthcare Revenue Bonds, Series 2001A,                      1,048,590
 6.250%, 12/01/16

University of Colorado Hospital Authority, Hospital Revenue Bonds, Series 2001A, 5.600%, 11/15/25              248,218
----------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 9.2%

Boulder County, Colorado, Multifamily Housing Refunding and Improvement Revenue Bonds (Thistle               1,173,996
 Community Housing Project), Series 1999, 6.375%, 6/01/29

Colorado Housing and Finance Authority, Multifamily Housing Insured Mortgage Revenue Bonds, 1995               475,838
 Series A, 6.650%, 10/01/28 (Alternative Minimum Tax)

City of Englewood, Colorado, Multifamily Housing Revenue Refunding Bonds (Marks Apartments                   1,334,398
 Project), Series 1996, 6.650%, 12/01/26

City of Lakewood, Colorado, Multifamily Housing Mortgage Revenue Bonds (FHA-Insured Mortgage                 1,039,340
 Loan - The Heights by Marston Lake Project), Series 1995, 6.650%, 10/01/25
 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 7.5%

Colorado Housing and Finance Authority, Senior Single Family Program Bonds, 1999 Series C-3,                   931,392
 6.750%, 10/01/21

Colorado Housing and Finance Authority, Senior Single Family Program Bonds, 2000 Series A-2,                 1,287,163
 7.450%, 10/01/16 (Alternative Minimum Tax)

Colorado Housing and Finance Authority, Senior Single Family Program Bonds, 2000 Series C-3,                   844,324
 7.150%, 10/01/30

Pueblo County, Colorado, Single Family Mortgage Revenue Bonds (GNMA and FNMA Mortgage-Backed                    76,559
 Securities Program), Series 1994A, 6.850%, 12/01/25

Pueblo County, Colorado, Single Family Mortgage Revenue Refunding Bonds (GNMA and FNMA                         134,913
 Mortgage-Backed Securities Program), Series 1994A, 7.050%, 11/01/27
----------------------------------------------------------------------------------------------------------------------
Long-Term Care - 5.7%

Colorado Health Facilities Authority, First Mortgage Revenue Bonds (Christian Living Campus - Johnson          995,090
 Center Nursing Facility Refunding Project), Series 1997A, 7.050%, 1/01/19

Colorado Health Facilities Authority, Health Facilities Revenue Bonds (National Benevolent                   1,181,688
 Association - Village at Skyline Project), Series 1999A, 6.375%, 9/01/29

Colorado Health Facilities Authority, Health Facilities Revenue Bonds (National Benevolent                     305,703
 Association - Village at Skyline Project), Series 2000C, 7.000%, 3/01/24

--------------------------------------------------------------------------------
14

   Principal
Amount (000) Description
-----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 10.8%

     $ 1,000 Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding
              Series 2001A, 5.000%, 12/01/31 (Mandatory put 12/01/09)

         450 Cherry Creek Vista Park and Recreation District, Colorado, General Obligation Refunding and
              Improvement Bonds, Series 1992B, 6.875%, 10/01/11

         500 El Paso County School District No. 38. (Lewis Palmer), Colorado, General Obligation Bonds, Refunding
              Series 2001, 6.000%, 12/01/21

       1,000 El Paso County School District No. 49 (Faclon), Colorado, General Obligation Bonds, Series 2001,
              5.500%, 12/01/17

         250 Grand River Hospital District, Garfield and Mesa Counties, Colorado, General Obligation Bonds,
              Series 2002, 5.000%, 12/01/20

         250 Pitkin County, Colorado, General Obligation Open Space Refunding and Improvement Bonds,
              Series 1994, 6.875%, 12/01/24

       1,000 Commonwealth of Puerto Rico, General Obligation Public Improvement Bonds of 2002, Series A,
              5.500%, 7/01/29
-----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 16.9%

       1,000 Colorado Department of Transportation, Transportation Revenue Anticipation Notes, Series 2000,
              6.000%, 6/15/15

       1,250 Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (Bromley East
              Charter School Project), Series 2000A, 7.250%, 9/15/30

       1,000 Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (Academy Charter
              School Project), Series 2000, 6.875%, 12/15/20

       1,000 Lakewood Public Building Authority, Colorado, Certificates of Participation, Series 2000,
              5.400%, 12/01/18

       1,000 Larimer County, Colorado, Sales and Use Tax Revenue Bonds (Fairgrounds and Events Center Project),
              Series 2002, 5.500%, 12/15/18

       1,000 Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series D,
              5.000%, 7/01/32

         750 City of Woodland Park, Colorado, Limited Sales Tax Refunding Bonds, Series 1994B, 6.400%, 12/01/12
-----------------------------------------------------------------------------------------------------------------------
             Transportation - 11.3%

         500 City and County of Denver, Colorado, Special Facilities Airport Revenue Bonds (United Air Lines Project),
              Series 1992A, 6.875%, 10/01/32 (Alternative Minimum Tax)

       3,500 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, 2000 Series B, 0.000%, 9/01/14

         900 Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Series 1996,
              7.500%, 5/01/21 (Alternative Minimum Tax)

         770 Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2001,
              7.000%, 5/01/21

       1,000 Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,
              5.500%, 6/15/15
-----------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 11.6%

       4,000 Arapahoe County, Colorado, Single Family Mortgage Revenue Bonds, Series 1984A, 0.000%, 9/01/10

         900 City of Colorado Springs, Colorado, Utilities System Revenue Bonds, Series 1978B, 6.600%, 11/15/18

       1,000 Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series B, 6.500%,
              7/01/27 (Pre-refunded to 7/01/10)
-----------------------------------------------------------------------------------------------------------------------
             Utilities - 2.4%

       1,000 Platte River Power Authority, Colorado, Power Revenue Bonds, Refunding Series EE, 5.375%, 6/01/17

                                                                                                            Optional Call
Description                                                                                                   Provisions*
--------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 10.8%

Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding                   No Opt. Call
 Series 2001A, 5.000%, 12/01/31 (Mandatory put 12/01/09)

Cherry Creek Vista Park and Recreation District, Colorado, General Obligation Refunding and               10/02 at 100.00
 Improvement Bonds, Series 1992B, 6.875%, 10/01/11

El Paso County School District No. 38. (Lewis Palmer), Colorado, General Obligation Bonds, Refunding         No Opt. Call
 Series 2001, 6.000%, 12/01/21

El Paso County School District No. 49 (Faclon), Colorado, General Obligation Bonds, Series 2001,          12/11 at 100.00
 5.500%, 12/01/17

Grand River Hospital District, Garfield and Mesa Counties, Colorado, General Obligation Bonds,            12/12 at 100.00
 Series 2002, 5.000%, 12/01/20

Pitkin County, Colorado, General Obligation Open Space Refunding and Improvement Bonds,                   12/04 at 102.00
 Series 1994, 6.875%, 12/01/24

Commonwealth of Puerto Rico, General Obligation Public Improvement Bonds of 2002, Series A,                  No Opt. Call
 5.500%, 7/01/29
--------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 16.9%

Colorado Department of Transportation, Transportation Revenue Anticipation Notes, Series 2000,             6/10 at 100.50
 6.000%, 6/15/15

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (Bromley East         9/11 at 100.00
 Charter School Project), Series 2000A, 7.250%, 9/15/30

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (Academy Charter     12/10 at 101.00
 School Project), Series 2000, 6.875%, 12/15/20

Lakewood Public Building Authority, Colorado, Certificates of Participation, Series 2000,                 12/10 at 100.00
 5.400%, 12/01/18

Larimer County, Colorado, Sales and Use Tax Revenue Bonds (Fairgrounds and Events Center Project),        12/12 at 100.00
 Series 2002, 5.500%, 12/15/18

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series D,                  7/12 at 100.00
 5.000%, 7/01/32

City of Woodland Park, Colorado, Limited Sales Tax Refunding Bonds, Series 1994B, 6.400%, 12/01/12        12/03 at 101.00
--------------------------------------------------------------------------------------------------------------------------
Transportation - 11.3%

City and County of Denver, Colorado, Special Facilities Airport Revenue Bonds (United Air Lines Project), 10/02 at 102.00
 Series 1992A, 6.875%, 10/01/32 (Alternative Minimum Tax)

E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, 2000 Series B, 0.000%, 9/01/14              9/10 at 79.90

Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Series 1996,      5/06 at 101.00
 7.500%, 5/01/21 (Alternative Minimum Tax)

Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2001,              5/11 at 101.00
 7.000%, 5/01/21

Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,                  6/11 at 102.00
 5.500%, 6/15/15
--------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 11.6%

Arapahoe County, Colorado, Single Family Mortgage Revenue Bonds, Series 1984A, 0.000%, 9/01/10               No Opt. Call

City of Colorado Springs, Colorado, Utilities System Revenue Bonds, Series 1978B, 6.600%, 11/15/18           No Opt. Call

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series B, 6.500%,          7/10 at 101.00
 7/01/27 (Pre-refunded to 7/01/10)
--------------------------------------------------------------------------------------------------------------------------
Utilities - 2.4%

Platte River Power Authority, Colorado, Power Revenue Bonds, Refunding Series EE, 5.375%, 6/01/17          6/12 at 100.00

Description                                                                                               Ratings**
--------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 10.8%

Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding                       A+
 Series 2001A, 5.000%, 12/01/31 (Mandatory put 12/01/09)

Cherry Creek Vista Park and Recreation District, Colorado, General Obligation Refunding and                     N/R
 Improvement Bonds, Series 1992B, 6.875%, 10/01/11

El Paso County School District No. 38. (Lewis Palmer), Colorado, General Obligation Bonds, Refunding            Aa3
 Series 2001, 6.000%, 12/01/21

El Paso County School District No. 49 (Faclon), Colorado, General Obligation Bonds, Series 2001,                AAA
 5.500%, 12/01/17

Grand River Hospital District, Garfield and Mesa Counties, Colorado, General Obligation Bonds,                  AAA
 Series 2002, 5.000%, 12/01/20

Pitkin County, Colorado, General Obligation Open Space Refunding and Improvement Bonds,                          A1
 Series 1994, 6.875%, 12/01/24

Commonwealth of Puerto Rico, General Obligation Public Improvement Bonds of 2002, Series A,                      A-
 5.500%, 7/01/29
--------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 16.9%

Colorado Department of Transportation, Transportation Revenue Anticipation Notes, Series 2000,                  AAA
 6.000%, 6/15/15

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (Bromley East             Baa3
 Charter School Project), Series 2000A, 7.250%, 9/15/30

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (Academy Charter           BBB
 School Project), Series 2000, 6.875%, 12/15/20

Lakewood Public Building Authority, Colorado, Certificates of Participation, Series 2000,                       AAA
 5.400%, 12/01/18

Larimer County, Colorado, Sales and Use Tax Revenue Bonds (Fairgrounds and Events Center Project),              AAA
 Series 2002, 5.500%, 12/15/18

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series D,                       AAA
 5.000%, 7/01/32

City of Woodland Park, Colorado, Limited Sales Tax Refunding Bonds, Series 1994B, 6.400%, 12/01/12               AA
--------------------------------------------------------------------------------------------------------------------
Transportation - 11.3%

City and County of Denver, Colorado, Special Facilities Airport Revenue Bonds (United Air Lines Project),        B+
 Series 1992A, 6.875%, 10/01/32 (Alternative Minimum Tax)

E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, 2000 Series B, 0.000%, 9/01/14                  AAA

Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Series 1996,           N/R
 7.500%, 5/01/21 (Alternative Minimum Tax)

Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2001,                   N/R
 7.000%, 5/01/21

Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,                       AAA
 5.500%, 6/15/15
--------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 11.6%

Arapahoe County, Colorado, Single Family Mortgage Revenue Bonds, Series 1984A, 0.000%, 9/01/10                  AAA

City of Colorado Springs, Colorado, Utilities System Revenue Bonds, Series 1978B, 6.600%, 11/15/18              AAA

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series B, 6.500%,              A***
 7/01/27 (Pre-refunded to 7/01/10)
--------------------------------------------------------------------------------------------------------------------
Utilities - 2.4%

Platte River Power Authority, Colorado, Power Revenue Bonds, Refunding Series EE, 5.375%, 6/01/17               AA-

                                                                                                                   Market
Description                                                                                                         Value
-------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 10.8%

Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding                $     1,031,210
 Series 2001A, 5.000%, 12/01/31 (Mandatory put 12/01/09)

Cherry Creek Vista Park and Recreation District, Colorado, General Obligation Refunding and                       453,276
 Improvement Bonds, Series 1992B, 6.875%, 10/01/11

El Paso County School District No. 38. (Lewis Palmer), Colorado, General Obligation Bonds, Refunding              567,555
 Series 2001, 6.000%, 12/01/21

El Paso County School District No. 49 (Faclon), Colorado, General Obligation Bonds, Series 2001,                1,067,450
 5.500%, 12/01/17

Grand River Hospital District, Garfield and Mesa Counties, Colorado, General Obligation Bonds,                    250,100
 Series 2002, 5.000%, 12/01/20

Pitkin County, Colorado, General Obligation Open Space Refunding and Improvement Bonds,                           277,710
 Series 1994, 6.875%, 12/01/24

Commonwealth of Puerto Rico, General Obligation Public Improvement Bonds of 2002, Series A,                     1,044,020
 5.500%, 7/01/29
-------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 16.9%

Colorado Department of Transportation, Transportation Revenue Anticipation Notes, Series 2000,                  1,118,410
 6.000%, 6/15/15

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (Bromley East              1,280,313
 Charter School Project), Series 2000A, 7.250%, 9/15/30

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (Academy Charter           1,051,480
 School Project), Series 2000, 6.875%, 12/15/20

Lakewood Public Building Authority, Colorado, Certificates of Participation, Series 2000,                       1,046,810
 5.400%, 12/01/18

Larimer County, Colorado, Sales and Use Tax Revenue Bonds (Fairgrounds and Events Center Project),              1,065,440
 Series 2002, 5.500%, 12/15/18

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series D,                         987,690
 5.000%, 7/01/32

City of Woodland Park, Colorado, Limited Sales Tax Refunding Bonds, Series 1994B, 6.400%, 12/01/12                800,003
-------------------------------------------------------------------------------------------------------------------------
Transportation - 11.3%

City and County of Denver, Colorado, Special Facilities Airport Revenue Bonds (United Air Lines Project),         320,155
 Series 1992A, 6.875%, 10/01/32 (Alternative Minimum Tax)

E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, 2000 Series B, 0.000%, 9/01/14                  1,874,145

Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Series 1996,             888,120
 7.500%, 5/01/21 (Alternative Minimum Tax)

Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2001,                     728,012
 7.000%, 5/01/21

Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,                       1,089,410
 5.500%, 6/15/15
-------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 11.6%

Arapahoe County, Colorado, Single Family Mortgage Revenue Bonds, Series 1984A, 0.000%, 9/01/10                  2,791,080

City of Colorado Springs, Colorado, Utilities System Revenue Bonds, Series 1978B, 6.600%, 11/15/18              1,082,727

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series B, 6.500%,               1,196,440
 7/01/27 (Pre-refunded to 7/01/10)
-------------------------------------------------------------------------------------------------------------------------
Utilities - 2.4%

Platte River Power Authority, Colorado, Power Revenue Bonds, Refunding Series EE, 5.375%, 6/01/17               1,052,960

--------------------------------------------------------------------------------
15

Portfolio of Investments
NUVEEN COLORADO MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 0.3%

     $   120 Colorado Water Resources and Power Development Authority,    11/02 at 100.00       AAA $       122,375
              Small Water Resources Revenue Bonds, 1992 Series A,
              6.700%, 11/01/12
-------------------------------------------------------------------------------------------------------------------
     $43,820 Total Investments (cost $40,723,360) - 97.3%                                                42,353,659
-------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 2.7%                         --------------- ---------       1,181,700
             -----------------------------------------------------------                            ---------------
             Net Assets - 100%                                            --------------- --------- $    43,535,359
             -----------------------------------------------------------                            ---------------

           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.



                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16

Portfolio of Investments
NUVEEN NEW MEXICO MUNICIPAL BOND FUND
May 31, 2002

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 12.8%

     $ 1,500 New Mexico Educational Assistance Foundation, Education Loan Bonds, First Subordinate                 9/11 at 100.00
              Series 2001B-1, 5.900%, 9/01/31

         330 New Mexico Educational Assistance Foundation, Student Loan Revenue Bonds, Senior 1992                12/02 at 101.00
              Series One-A, 6.550%, 12/01/05 (Alternative Minimum Tax)

          70 New Mexico Educational Assistance Foundation, Student Loan Revenue Bonds, Series 1992                12/02 at 101.00
              (Subseries One B), 6.850%, 12/01/05 (Alternative Minimum Tax)

         555 New Mexico Educational Assistance Foundation, Student Loan Purchase Bonds, Senior 1995                  No Opt. Call
              Series IV-A1, 6.500%, 3/01/04 (Alternative Minimum Tax)

       1,000 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing 12/12 at 101.00
              Authority, Higher Education Revenue Bonds (Ana G. Mendez University System Project), Refunding
              Series 2002, 5.500%, 12/01/31

             City of Santa Fe, New Mexico, Educational Facilities Revenue Improvement and Refunding Revenue
             Bonds (College of Santa Fe Project), Series 1997:
         500   6.000%, 10/01/13                                                                                   10/07 at 100.00
         500   5.875%, 10/01/21                                                                                   10/07 at 100.00

         250 City of Santa Fe, New Mexico, Educational Facilities Improvement Revenue Bonds (College of Santa Fe  10/07 at 100.00
              Project), Series 1998A, 5.500%, 10/01/28

       2,000 Regents of the University of New Mexico, System Revenue Refunding Bonds, Series 1992A,                  No Opt. Call
              6.000%, 6/01/21
----------------------------------------------------------------------------------------------------------------------------------
             Healthcare - 7.2%

       1,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds (Memorial Medical Center, Inc.     6/08 at 101.00
              Project), Series 1998, 5.500%, 6/01/28

             New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds (Presbyterian Healthcare
             Services), Series 2001A:
       2,000   5.750%, 8/01/15                                                                                     8/11 at 101.00
       1,000   5.500%, 8/01/30                                                                                     8/11 at 101.00
----------------------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 6.2%

       1,915 Bernalillo County, New Mexico, Multifamily Housing Refunding and Improvement Revenue Bonds            6/09 at 101.00
              (El Centro Senior Housing Complex), Series 1999, 5.850%, 6/15/29

         600 Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds (Vista Montana Apartments            6/11 at 100.00
              Project), Series 2001A, 5.400%, 12/01/31

       1,000 Las Cruces Housing Development Corporation, New Mexico, Multifamily Mortgage Revenue Refunding        4/03 at 102.00
              Bonds, Series 1993A, 6.400%, 10/01/19
----------------------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 21.2%

       1,620 New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, 1996 Series D1,          7/06 at 102.00
              6.250%, 7/01/22

       1,370 New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, 1996 Series G-2,         7/07 at 102.00
              6.200%, 7/01/28 (Alternative Minimum Tax)

         985 New Mexico Mortgage Finance Authority, Single Family Mortgage Bonds, 1996 Series B-2,                 7/07 at 102.00
              6.300%, 7/01/28 (Alternative Minimum Tax)

       1,245 New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, 1995 Series A,           7/05 at 102.00
              6.650%, 7/01/26 (Alternative Minimum Tax)

         265 New Mexico Mortgage Finance Authority, Single Family Mortgage Purchase Refunding Senior Bonds,        7/02 at 102.00
              1992 Series A2, 6.900%, 7/01/24

       1,970 New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, 2000 Series B,          11/09 at 101.50
              7.000%, 9/01/31 (Alternative Minimum Tax)

       2,275 New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, 2000 Series C-2,         1/10 at 102.50
              6.950%, 9/01/31 (Alternative Minimum Tax)

       1,060 New Mexico Mortgage Finance Authority, General Revenue Office Building Bonds, Series 2000,            9/09 at 100.00
              6.000%, 9/01/26

                                                                                                                        Market
Description                                                                                          Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 12.8%

New Mexico Educational Assistance Foundation, Education Loan Bonds, First Subordinate                       A2 $     1,478,865
 Series 2001B-1, 5.900%, 9/01/31

New Mexico Educational Assistance Foundation, Student Loan Revenue Bonds, Senior 1992                      Aaa         337,653
 Series One-A, 6.550%, 12/01/05 (Alternative Minimum Tax)

New Mexico Educational Assistance Foundation, Student Loan Revenue Bonds, Series 1992                       A2          71,985
 (Subseries One B), 6.850%, 12/01/05 (Alternative Minimum Tax)

New Mexico Educational Assistance Foundation, Student Loan Purchase Bonds, Senior 1995                     Aaa         559,590
 Series IV-A1, 6.500%, 3/01/04 (Alternative Minimum Tax)

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing       BBB         980,690
 Authority, Higher Education Revenue Bonds (Ana G. Mendez University System Project), Refunding
 Series 2002, 5.500%, 12/01/31

City of Santa Fe, New Mexico, Educational Facilities Revenue Improvement and Refunding Revenue
Bonds (College of Santa Fe Project), Series 1997:
  6.000%, 10/01/13                                                                                      BBB-         511,490
  5.875%, 10/01/21                                                                                      BBB-         493,985

City of Santa Fe, New Mexico, Educational Facilities Improvement Revenue Bonds (College of Santa Fe       BBB-         226,358
 Project), Series 1998A, 5.500%, 10/01/28

Regents of the University of New Mexico, System Revenue Refunding Bonds, Series 1992A,                      AA       2,255,380
 6.000%, 6/01/21
------------------------------------------------------------------------------------------------------------------------------
Healthcare - 7.2%

New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds (Memorial Medical Center, Inc.         Baa3         827,920
 Project), Series 1998, 5.500%, 6/01/28

New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds (Presbyterian Healthcare
Services), Series 2001A:
  5.750%, 8/01/15                                                                                         A1       2,089,860
  5.500%, 8/01/30                                                                                         A1         979,580
------------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 6.2%

Bernalillo County, New Mexico, Multifamily Housing Refunding and Improvement Revenue Bonds                 N/R       1,730,471
 (El Centro Senior Housing Complex), Series 1999, 5.850%, 6/15/29

Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds (Vista Montana Apartments                 Aaa         594,318
 Project), Series 2001A, 5.400%, 12/01/31

Las Cruces Housing Development Corporation, New Mexico, Multifamily Mortgage Revenue Refunding              A2       1,019,550
 Bonds, Series 1993A, 6.400%, 10/01/19
------------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 21.2%

New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, 1996 Series D1,               AAA       1,660,986
 6.250%, 7/01/22

New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, 1996 Series G-2,              AAA       1,398,195
 6.200%, 7/01/28 (Alternative Minimum Tax)

New Mexico Mortgage Finance Authority, Single Family Mortgage Bonds, 1996 Series B-2,                      AAA       1,022,706
 6.300%, 7/01/28 (Alternative Minimum Tax)

New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, 1995 Series A,                AAA       1,299,158
 6.650%, 7/01/26 (Alternative Minimum Tax)

New Mexico Mortgage Finance Authority, Single Family Mortgage Purchase Refunding Senior Bonds,             AAA         269,847
 1992 Series A2, 6.900%, 7/01/24

New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, 2000 Series B,                AAA       2,196,077
 7.000%, 9/01/31 (Alternative Minimum Tax)

New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, 2000 Series C-2,              AAA       2,570,568
 6.950%, 9/01/31 (Alternative Minimum Tax)

New Mexico Mortgage Finance Authority, General Revenue Office Building Bonds, Series 2000,                  A+       1,099,241
 6.000%, 9/01/26

--------------------------------------------------------------------------------
17

Portfolio of Investments
NUVEEN NEW MEXICO MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 1.0%

     $   500 Las Cruces, New Mexico, Health Facilities Revenue Refunding Bonds (The Evangelical Lutheran Good
              Samaritan Society Project), Series 1992, 6.450%, 12/01/17

          10 City of Socorro, New Mexico, Health Facilities Refunding Revenue Bonds (The Evangelical Lutheran
              Good Samaritan Society Project), Series 1994, 6.000%, 5/01/08
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 2.9%

             Grants-Cibola County School District 1, Cibola County, New Mexico, General Obligation School Building
             Bonds, Series 1994:
         480   6.250%, 5/01/08
         510   6.250%, 5/01/09

         500 Commonwealth of Puerto Rico, Public Improvement General Obligation Bonds of 2002, Series A,
              5.500%, 7/01/29
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 25.3%

       1,880 City of Albuquerque, New Mexico, Gross Receipts Lodgers Tax Refunding and Improvement Revenue
              Bonds, Series 1991B, 0.000%, 7/01/11

       2,000 Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 1999, 5.250%, 10/01/26

         250 Las Cruces, New Mexico, Gross Receipts Tax Revenue Refunding Bonds, Series 1992,
              6.250%, 12/01/05

       1,510 Lincoln County, New Mexico, Gross Receipts Tax Revenue Bonds, Refunding Series 2002,
              5.125%, 6/01/30

       2,130 Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series Y of 1996,
              5.500%, 7/01/36

       1,000 Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, 2002 Series E,
              5.500%, 8/01/29

       1,000 San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Subordinate Series 2001A,
              5.125%, 9/15/26

       4,000 Santa Fe County, New Mexico, Correctional System Revenue Bonds, Series 1997, 6.000%, 2/01/27
-------------------------------------------------------------------------------------------------------------------
             Transportation - 1.5%

       1,000 Puerto Rico Ports Authority, Special Facilities Revenue Bonds (American Airlines, Inc. Project),
              1996 Series A, 6.250%, 6/01/26 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 7.5%

       1,870 City of Albuquerque, New Mexico, Gross Receipts Lodgers Tax Refunding and Improvement Revenue
              Bonds, Series 1991B, 0.000%, 7/01/11

          90 Las Cruces, New Mexico, Joint Utility Refunding and Improvement Revenue Bonds, Series 1992,
              6.250%, 7/01/12

       1,000 Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series B,
              6.500%, 7/01/27 (Pre-refunded to 7/01/10)

         375 Sandoval County, New Mexico, Gross Receipts Tax Revenue Refunding Bonds, Series 1992,
              6.900%, 11/01/12 (Pre-refunded to 11/01/02)

         130 Sandoval County, New Mexico, Gross Receipts Tax Revenue Refunding Bonds, Series 1992A,
              6.500%, 12/01/06 (Pre-refunded to 12/01/02)

         500 Sandoval County, New Mexico, Gross Receipts Tax Revenue Bonds, Subordinate Series 1994,
              7.150%, 11/01/10 (Pre-refunded to 11/01/05)

         327 Santa Fe County, New Mexico, Office and Training Facilities Project Revenue Bonds, Series 1990,
              9.000%, 7/01/07
-------------------------------------------------------------------------------------------------------------------
             Utilities - 10.5%

         875 City of Farmington, New Mexico, Pollution Control Revenue Refunding Bonds (Public Service Company
              of New Mexico - San Juan and Four Corners Projects), 1992 Series A, 6.375%, 12/15/22

       2,000 City of Farmington, New Mexico, Pollution Control Revenue Bonds (Public Service Company of New
              Mexico), 1999 Series A, 6.600%, 10/01/29 (Alternative Minimum Tax)

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Long-Term Care - 1.0%

Las Cruces, New Mexico, Health Facilities Revenue Refunding Bonds (The Evangelical Lutheran Good      12/02 at 102.00       AAA
 Samaritan Society Project), Series 1992, 6.450%, 12/01/17

City of Socorro, New Mexico, Health Facilities Refunding Revenue Bonds (The Evangelical Lutheran       5/04 at 102.00       AAA
 Good Samaritan Society Project), Series 1994, 6.000%, 5/01/08
--------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 2.9%

Grants-Cibola County School District 1, Cibola County, New Mexico, General Obligation School Building
Bonds, Series 1994:
  6.250%, 5/01/08                                                                                    5/04 at 100.00      Baa2
  6.250%, 5/01/09                                                                                    5/04 at 100.00      Baa2

Commonwealth of Puerto Rico, Public Improvement General Obligation Bonds of 2002, Series A,              No Opt. Call        A-
 5.500%, 7/01/29
--------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 25.3%

City of Albuquerque, New Mexico, Gross Receipts Lodgers Tax Refunding and Improvement Revenue            No Opt. Call       AAA
 Bonds, Series 1991B, 0.000%, 7/01/11

Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 1999, 5.250%, 10/01/26        10/09 at 100.00        AA

Las Cruces, New Mexico, Gross Receipts Tax Revenue Refunding Bonds, Series 1992,                      12/02 at 101.00         A
 6.250%, 12/01/05

Lincoln County, New Mexico, Gross Receipts Tax Revenue Bonds, Refunding Series 2002,                   6/12 at 100.00       Aaa
 5.125%, 6/01/30

Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series Y of 1996,             7/16 at 100.00         A
 5.500%, 7/01/36

Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, 2002 Series E,               2/12 at 100.00        A-
 5.500%, 8/01/29

San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Subordinate Series 2001A,               9/11 at 101.00       AAA
 5.125%, 9/15/26

Santa Fe County, New Mexico, Correctional System Revenue Bonds, Series 1997, 6.000%, 2/01/27             No Opt. Call       AAA
--------------------------------------------------------------------------------------------------------------------------------
Transportation - 1.5%

Puerto Rico Ports Authority, Special Facilities Revenue Bonds (American Airlines, Inc. Project),       6/06 at 102.00        BB
 1996 Series A, 6.250%, 6/01/26 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 7.5%

City of Albuquerque, New Mexico, Gross Receipts Lodgers Tax Refunding and Improvement Revenue            No Opt. Call       AAA
 Bonds, Series 1991B, 0.000%, 7/01/11

Las Cruces, New Mexico, Joint Utility Refunding and Improvement Revenue Bonds, Series 1992,            7/02 at 102.00     A1***
 6.250%, 7/01/12

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series B,              7/10 at 101.00      A***
 6.500%, 7/01/27 (Pre-refunded to 7/01/10)

Sandoval County, New Mexico, Gross Receipts Tax Revenue Refunding Bonds, Series 1992,                 11/02 at 102.00   Baa1***
 6.900%, 11/01/12 (Pre-refunded to 11/01/02)

Sandoval County, New Mexico, Gross Receipts Tax Revenue Refunding Bonds, Series 1992A,                12/02 at 102.00   Baa1***
 6.500%, 12/01/06 (Pre-refunded to 12/01/02)

Sandoval County, New Mexico, Gross Receipts Tax Revenue Bonds, Subordinate Series 1994,               11/05 at 101.00    N/R***
 7.150%, 11/01/10 (Pre-refunded to 11/01/05)

Santa Fe County, New Mexico, Office and Training Facilities Project Revenue Bonds, Series 1990,          No Opt. Call       Aaa
 9.000%, 7/01/07
--------------------------------------------------------------------------------------------------------------------------------
Utilities - 10.5%

City of Farmington, New Mexico, Pollution Control Revenue Refunding Bonds (Public Service Company     12/02 at 102.00       AAA
 of New Mexico - San Juan and Four Corners Projects), 1992 Series A, 6.375%, 12/15/22

City of Farmington, New Mexico, Pollution Control Revenue Bonds (Public Service Company of New        10/09 at 102.00      BBB-
 Mexico), 1999 Series A, 6.600%, 10/01/29 (Alternative Minimum Tax)

                                                                                                               Market
Description                                                                                                     Value
---------------------------------------------------------------------------------------------------------------------
Long-Term Care - 1.0%

Las Cruces, New Mexico, Health Facilities Revenue Refunding Bonds (The Evangelical Lutheran Good      $       519,400
 Samaritan Society Project), Series 1992, 6.450%, 12/01/17

City of Socorro, New Mexico, Health Facilities Refunding Revenue Bonds (The Evangelical Lutheran               10,827
 Good Samaritan Society Project), Series 1994, 6.000%, 5/01/08
---------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 2.9%

Grants-Cibola County School District 1, Cibola County, New Mexico, General Obligation School Building
Bonds, Series 1994:
  6.250%, 5/01/08                                                                                           509,078
  6.250%, 5/01/09                                                                                           540,406

Commonwealth of Puerto Rico, Public Improvement General Obligation Bonds of 2002, Series A,                   522,010
 5.500%, 7/01/29
---------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 25.3%

City of Albuquerque, New Mexico, Gross Receipts Lodgers Tax Refunding and Improvement Revenue               1,240,499
 Bonds, Series 1991B, 0.000%, 7/01/11

Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 1999, 5.250%, 10/01/26              2,002,860

Las Cruces, New Mexico, Gross Receipts Tax Revenue Refunding Bonds, Series 1992,                              257,688
 6.250%, 12/01/05

Lincoln County, New Mexico, Gross Receipts Tax Revenue Bonds, Refunding Series 2002,                        1,505,546
 5.125%, 6/01/30

Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series Y of 1996,                  2,179,885
 5.500%, 7/01/36

Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, 2002 Series E,                    1,016,790
 5.500%, 8/01/29

San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Subordinate Series 2001A,                      979,510
 5.125%, 9/15/26

Santa Fe County, New Mexico, Correctional System Revenue Bonds, Series 1997, 6.000%, 2/01/27                4,528,560
---------------------------------------------------------------------------------------------------------------------
Transportation - 1.5%

Puerto Rico Ports Authority, Special Facilities Revenue Bonds (American Airlines, Inc. Project),              824,130
 1996 Series A, 6.250%, 6/01/26 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 7.5%

City of Albuquerque, New Mexico, Gross Receipts Lodgers Tax Refunding and Improvement Revenue               1,248,225
 Bonds, Series 1991B, 0.000%, 7/01/11

Las Cruces, New Mexico, Joint Utility Refunding and Improvement Revenue Bonds, Series 1992,                    92,318
 6.250%, 7/01/12

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series B,                   1,196,440
 6.500%, 7/01/27 (Pre-refunded to 7/01/10)

Sandoval County, New Mexico, Gross Receipts Tax Revenue Refunding Bonds, Series 1992,                         390,484
 6.900%, 11/01/12 (Pre-refunded to 11/01/02)

Sandoval County, New Mexico, Gross Receipts Tax Revenue Refunding Bonds, Series 1992A,                        135,655
 6.500%, 12/01/06 (Pre-refunded to 12/01/02)

Sandoval County, New Mexico, Gross Receipts Tax Revenue Bonds, Subordinate Series 1994,                       574,490
 7.150%, 11/01/10 (Pre-refunded to 11/01/05)

Santa Fe County, New Mexico, Office and Training Facilities Project Revenue Bonds, Series 1990,               412,419
 9.000%, 7/01/07
---------------------------------------------------------------------------------------------------------------------
Utilities - 10.5%

City of Farmington, New Mexico, Pollution Control Revenue Refunding Bonds (Public Service Company             910,368
 of New Mexico - San Juan and Four Corners Projects), 1992 Series A, 6.375%, 12/15/22

City of Farmington, New Mexico, Pollution Control Revenue Bonds (Public Service Company of New              2,057,960
 Mexico), 1999 Series A, 6.600%, 10/01/29 (Alternative Minimum Tax)

----
18

   Principal                                                               Optional Call                    Market
Amount (000) Description                                                     Provisions* Ratings**           Value
------------------------------------------------------------------------------------------------------------------
             Utilities (continued)

     $ 1,000 South Central Solid Waste Authority, City of Las Cruces,     6/05 at 100.00        A3 $     1,024,880
              New Mexico, Environmental Services Gross Receipts Tax
              Project Revenue Bonds, Series 1995, 6.000%, 6/01/16

       1,000 Incorporated County of Los Alamos, New Mexico, Utility       7/04 at 102.00       AAA       1,076,060
              System Revenue Bonds, Series 1994A, 6.000%, 7/01/15

         135 Puerto Rico Electric Power Authority, Power Revenue Bonds,   7/10 at 101.00       AAA         136,500
              Series HH, 5.250%, 7/01/29

         500 Puerto Rico Electric Power Authority, Power Revenue Bonds,   7/12 at 101.00       AAA         500,811
              2002 Series II, 5.125%, 7/01/26
------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 1.5%

       1,000 City of Albuquerque, New Mexico, Joint Water and Sewer         No Opt. Call       AAA         829,560
              System Revenue Bonds, Series 1990 A, 0.000%, 7/01/07
------------------------------------------------------------------------------------------------------------------
    $ 52,582 Total Investments (cost $50,646,276) - 97.6%                                               52,897,832
------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 1.8%
    $  1,000 Hurley, New Mexico, Pollution Control Revenue Bonds                               P-1       1,000,000
------------  (Kennecott Santa Fe Project), Variable Rate Demand Bonds,
              Series 1985, 1.650%, 12/01/15+

             ----------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 0.6%                                                          310,922
             ----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                     $    54,208,754
             ----------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


                                See accompanying notes to financial statements.

----
19

Statement of Assets and Liabilities
May 31, 2002


                                                                                                               Arizona
-----------------------------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value                                                      $ 99,838,834
Temporary investments in short-term securities, at amortized cost, which approximates market value                  --
Cash                                                                                                                --
Receivables:
  Interest                                                                                                   1,636,192
  Investments sold                                                                                           1,084,456
  Shares sold                                                                                                  408,091
Other assets                                                                                                       800
-----------------------------------------------------------------------------------------------------------------------
    Total assets                                                                                           102,968,373
-----------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                                                                 713,120
Payables:
  Investments purchased                                                                                      1,167,859
  Shares redeemed                                                                                              267,182
Accrued expenses:
  Management fees                                                                                               46,757
  12b-1 distribution and service fees                                                                           21,245
  Other                                                                                                         69,715
Dividends payable                                                                                              167,902
-----------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                                                        2,453,780
-----------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                $100,514,593
-----------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                                                                $ 69,356,492
Shares outstanding                                                                                           6,357,824
Net asset value and redemption price per share                                                            $      10.91
Offering price per share (net asset value per share plus maximum sales charge of 4.20% of offering price) $      11.39
-----------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                                                                $  5,962,158
Shares outstanding                                                                                             547,341
Net asset value, offering and redemption price per share                                                  $      10.89
-----------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                                                                $  7,454,192
Shares outstanding                                                                                             684,066
Net asset value, offering and redemption price per share                                                  $      10.90
-----------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                                                                $ 17,741,751
Shares outstanding                                                                                           1,628,046
Net asset value, offering and redemption price per share                                                  $      10.90
-----------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
-----------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                                                           $ 95,526,226
Undistributed net investment income                                                                            108,320
Accumulated net realized gain (loss) from investment transactions                                              206,071
Net unrealized appreciation of investments                                                                   4,673,976
-----------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                $100,514,593
-----------------------------------------------------------------------------------------------------------------------

                                                                                                              Colorado
-----------------------------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value                                                      $42,353,659
Temporary investments in short-term securities, at amortized cost, which approximates market value                 --
Cash                                                                                                          537,426
Receivables:
  Interest                                                                                                    730,007
  Investments sold                                                                                              5,000
  Shares sold                                                                                                  70,388
Other assets                                                                                                      293
-----------------------------------------------------------------------------------------------------------------------
    Total assets                                                                                           43,696,773
-----------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                                                                     --
Payables:
  Investments purchased                                                                                            --
  Shares redeemed                                                                                              25,304
Accrued expenses:
  Management fees                                                                                              20,259
  12b-1 distribution and service fees                                                                          12,965
  Other                                                                                                        34,436
Dividends payable                                                                                              68,450
-----------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                                                         161,414
-----------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                $43,535,359
-----------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                                                                $32,638,243
Shares outstanding                                                                                          3,214,919
Net asset value and redemption price per share                                                            $     10.15
Offering price per share (net asset value per share plus maximum sales charge of 4.20% of offering price) $     10.59
-----------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                                                                $ 6,014,026
Shares outstanding                                                                                            591,743
Net asset value, offering and redemption price per share                                                  $     10.16
-----------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                                                                $ 4,063,853
Shares outstanding                                                                                            400,641
Net asset value, offering and redemption price per share                                                  $     10.14
-----------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                                                                $   819,237
Shares outstanding                                                                                             80,666
Net asset value, offering and redemption price per share                                                  $     10.16
-----------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
-----------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                                                           $42,966,065
Undistributed net investment income                                                                            20,013
Accumulated net realized gain (loss) from investment transactions                                          (1,081,018)
Net unrealized appreciation of investments                                                                  1,630,299
-----------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                $43,535,359
-----------------------------------------------------------------------------------------------------------------------

                                                                                                            New Mexico
----------------------------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value                                                      $52,897,832
Temporary investments in short-term securities, at amortized cost, which approximates market value          1,000,000
Cash                                                                                                               --
Receivables:
  Interest                                                                                                    982,109
  Investments sold                                                                                             30,000
  Shares sold                                                                                                  17,460
Other assets                                                                                                      396
----------------------------------------------------------------------------------------------------------------------
    Total assets                                                                                           54,927,797
----------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                                                                499,061
Payables:
  Investments purchased                                                                                            --
  Shares redeemed                                                                                              52,212
Accrued expenses:
  Management fees                                                                                              25,144
  12b-1 distribution and service fees                                                                          13,430
  Other                                                                                                        43,456
Dividends payable                                                                                              85,740
----------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                                                         719,043
----------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                $54,208,754
----------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                                                                $45,882,071
Shares outstanding                                                                                          4,467,514
Net asset value and redemption price per share                                                            $     10.27
Offering price per share (net asset value per share plus maximum sales charge of 4.20% of offering price) $     10.72
----------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                                                                $ 4,484,662
Shares outstanding                                                                                            436,653
Net asset value, offering and redemption price per share                                                  $     10.27
----------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                                                                $ 3,294,791
Shares outstanding                                                                                            320,788
Net asset value, offering and redemption price per share                                                  $     10.27
----------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                                                                $   547,230
Shares outstanding                                                                                             53,125
Net asset value, offering and redemption price per share                                                  $     10.30
----------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
----------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                                                           $53,480,986
Undistributed net investment income                                                                            22,410
Accumulated net realized gain (loss) from investment transactions                                          (1,546,198)
Net unrealized appreciation of investments                                                                  2,251,556
----------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                $54,208,754
----------------------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
20

Statement of Operations
Year Ended May 31, 2002

                                                                         Arizona    Colorado  New Mexico
--------------------------------------------------------------------------------------------------------
Investment Income                                                    $5,909,391  $2,564,878  $3,085,991
--------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                         563,229     235,038     297,474
12b-1 service fees - Class A                                            141,726      65,569      92,821
12b-1 distribution and service fees - Class B                            51,874      55,622      40,299
12b-1 distribution and service fees - Class C                            47,885      24,640      21,721
Shareholders' servicing agent fees and expenses                          73,283      31,131      38,462
Custodian's fees and expenses                                            45,480      33,942      39,667
Trustees' fees and expenses                                               2,273       1,275       1,500
Professional fees                                                         7,119       5,514       5,414
Shareholders' reports - printing and mailing expenses                    32,979      12,584      16,416
Federal and state registration fees                                       8,879       1,455       4,815
Other expenses                                                            3,579       1,490       1,589
--------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                              978,306     468,260     560,178
  Custodian fee credit                                                   (7,648)     (6,778)     (6,500)
--------------------------------------------------------------------------------------------------------
Net expenses                                                            970,658     461,482     553,678
--------------------------------------------------------------------------------------------------------
Net investment income                                                 4,938,733   2,103,396   2,532,313
--------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investment transactions                   371,141    (236,265)   (205,682)
Net change in unrealized appreciation or depreciation of investments    684,193     755,856     357,769
--------------------------------------------------------------------------------------------------------
Net gain from investments                                             1,055,334     519,591     152,087
--------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                           $5,994,067  $2,622,987  $2,684,400
--------------------------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

----
21

Statement of Changes in Net Assets

                                                   Arizona                   Colorado                 New Mexico
                                         --------------------------  ------------------------  ------------------------
                                            Year Ended    Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                               5/31/02       5/31/01      5/31/02      5/31/01      5/31/02      5/31/01
------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                    $  4,938,733  $  4,961,575  $ 2,103,396  $ 2,149,695  $ 2,532,313  $ 2,514,200
Net realized gain (loss) from
 investment transactions                      371,141       401,786     (236,265)     461,967     (205,682)     (14,342)
Net change in unrealized appreciation
 or depreciation of investments               684,193     5,051,455      755,856    1,688,898      357,769    2,954,115
                                         ------------                -----------               -----------
------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
 operations                                 5,994,067    10,414,816    2,622,987    4,300,560    2,684,400    5,453,973
                                         ------------                -----------               -----------
------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment
 income:
 Class A                                   (3,439,970)   (3,412,041)  (1,660,014)  (1,681,771)  (2,188,152)  (2,211,944)
 Class B                                     (223,976)     (167,942)    (254,754)    (209,253)    (166,639)    (121,396)
 Class C                                     (274,933)     (251,977)    (148,520)    (133,645)    (119,579)     (99,084)
 Class R                                     (996,729)     (992,302)     (41,703)     (62,752)     (26,194)     (24,240)
From accumulated net realized gains
 from investment transactions:
 Class A                                     (287,782)           --           --           --           --           --
 Class B                                      (22,843)           --           --           --           --           --
 Class C                                      (26,247)           --           --           --           --           --
 Class R                                      (83,066)           --           --           --           --           --
                                         ------------                -----------               -----------
------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
 distributions to shareholders             (5,355,546)   (4,824,262)  (2,104,991)  (2,087,421)  (2,500,564)  (2,456,664)
                                         ------------                -----------               -----------
------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares           13,251,101    12,078,773    6,191,447    5,165,375    7,204,171    4,852,934
Net proceeds from shares issued to
 shareholders due to reinvestment of
 distributions                              2,263,946     1,970,606      801,988      783,727      989,004      940,007
                                         ------------                -----------               -----------
------------------------------------------------------------------------------------------------------------------------
                                           15,515,047    14,049,379    6,993,435    5,949,102    8,193,175    5,792,941
Cost of shares redeemed                   (15,924,227)  (16,912,857)  (4,940,462)  (8,633,180)  (6,835,243)  (7,389,863)
                                         ------------                -----------               -----------
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from Fund share transactions                (409,180)   (2,863,478)   2,052,973   (2,684,078)   1,357,932   (1,596,922)
                                         ------------                -----------               -----------
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets         229,341     2,727,076    2,570,969     (470,939)   1,541,768    1,400,387
Net assets at the beginning of year       100,285,252    97,558,176   40,964,390   41,435,329   52,666,986   51,266,599
                                         ------------                -----------               -----------
------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year            $100,514,593  $100,285,252  $43,535,359  $40,964,390  $54,208,754  $52,666,986
                                         ------------                -----------               -----------
------------------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of)
 net investment income at the end of
 year                                    $    108,320  $    100,797  $    20,013  $    21,608  $    22,410  $    (9,657)
------------------------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
22

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Arizona Municipal Bond Fund ("Arizona"), the Nuveen Colorado Municipal Bond Fund ("Colorado") and the Nuveen New Mexico Municipal Bond Fund ("New Mexico") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 2002, Arizona had an outstanding when-issued purchase commitment of $1,167,859. There were no such outstanding purchase commitments in either of the other Funds.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities for financial reporting purposes.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended May 31, 2002, have been designated Exempt Interest Dividends.



----
23

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended May 31, 2002.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Change in Accounting Policy
As required, effective June 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. Prior to June 1, 2001, the Funds did not accrete taxable market discount on debt securities until they were sold. The cumulative effect of this accounting change had no impact on the total net assets or the net asset values of the Funds, but resulted in an increase in the cost of securities and a corresponding decrease in net unrealized appreciation, based on securities held by the Funds on June 1, 2001, as follows:

                           Arizona Colorado New Mexico
                         -----------------------------
                            $4,398      $--       $318
                         -----------------------------

The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.
The effect of this change for the fiscal year ended May 31, 2002, was to increase investment income with a corresponding decrease in net unrealized appreciation as follows:

                           Arizona Colorado New Mexico
                         -----------------------------
                            $3,174      $--     $1,231
                         -----------------------------

This change had no material effect on the Financial Highlights for the fiscal year ended May 31, 2002.


----
24

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                           Arizona
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              5/31/02                   5/31/01
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                               562,460  $  6,174,513     851,247  $  9,258,306
  Class B                                               261,542     2,872,150     154,599     1,645,642
  Class C                                               245,482     2,697,687      65,162       696,706
  Class R                                               136,624     1,506,751      44,551       478,119
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               124,737     1,372,224     111,799     1,196,824
  Class B                                                 6,531        71,741       4,830        51,735
  Class C                                                13,082       143,601      11,847       126,918
  Class R                                                61,526       676,380      55,615       595,129
                                                     ----------  ------------
--------------------------------------------------------------------------------------------------------
                                                      1,411,984    15,515,047   1,299,650    14,049,379
                                                     ----------  ------------
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                              (845,645)   (9,309,118) (1,237,376)  (13,278,899)
  Class B                                              (131,425)   (1,442,894)   (108,496)   (1,149,297)
  Class C                                              (110,843)   (1,217,197)    (57,595)     (617,453)
  Class R                                              (359,793)   (3,955,018)   (174,095)   (1,867,208)
                                                     ----------  ------------
--------------------------------------------------------------------------------------------------------
                                                     (1,447,706)  (15,924,227) (1,577,562)  (16,912,857)
                                                     ----------  ------------
--------------------------------------------------------------------------------------------------------
Net increase (decrease)                                 (35,722) $   (409,180)   (277,912) $ (2,863,478)
--------------------------------------------------------------------------------------------------------

                                                                       Colorado
                                                     --------------------------------------------
                                                           Year Ended             Year Ended
                                                            5/31/02                5/31/01
                                                     ---------------------  ---------------------
                                                        Shares       Amount    Shares       Amount
--------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             312,890  $ 3,181,379   259,908  $ 2,581,180
  Class B                                             138,017    1,407,148   124,036    1,228,779
  Class C                                             153,767    1,558,828    85,046      849,243
  Class R                                               4,215       44,092    51,491      506,173
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                              57,314      583,785    58,094      573,931
  Class B                                              11,969      122,194    10,590      104,892
  Class C                                               5,964       60,699     4,905       48,462
  Class R                                               3,466       35,310     5,712       56,442
                                                     --------  -----------
--------------------------------------------------------------------------------------------------
                                                      687,602    6,993,435   599,782    5,949,102
                                                     --------  -----------
--------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (379,574)  (3,847,245) (509,355)  (5,041,734)
  Class B                                             (48,173)    (490,220) (121,110)  (1,196,611)
  Class C                                             (58,208)    (587,309) (118,685)  (1,169,951)
  Class R                                              (1,563)     (15,688) (123,978)  (1,224,884)
                                                     --------  -----------
--------------------------------------------------------------------------------------------------
                                                     (487,518)  (4,940,462) (873,128)  (8,633,180)
                                                     --------  -----------
--------------------------------------------------------------------------------------------------
Net increase (decrease)                               200,084  $ 2,052,973  (273,346) $(2,684,078)
--------------------------------------------------------------------------------------------------


----
25

                                                                                     New Mexico
                                                                    --------------------------------------------
                                                                          Year Ended             Year Ended
                                                                           5/31/02                5/31/01
                                                                    ---------------------  ---------------------
                                                                       Shares       Amount    Shares       Amount
-----------------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                                            463,385  $ 4,774,216   366,189  $ 3,710,657
  Class B                                                            126,319    1,307,407    78,649      797,573
  Class C                                                            108,986    1,122,548    28,338      284,376
  Class R                                                                 --           --     5,969       60,328
Shares issued to shareholders due to reinvestment of distributions:
  Class A                                                             82,006      846,342    81,990      824,400
  Class B                                                              7,636       78,794     6,070       61,052
  Class C                                                              3,727       38,430     3,152       31,679
  Class R                                                              2,458       25,438     2,268       22,876
-----------------------------------------------------------------------------------------------------------------
                                                                     794,517    8,193,175   572,625    5,792,941
-----------------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                                           (607,425)  (6,267,495) (660,880)  (6,634,039)
  Class B                                                            (28,844)    (298,096)  (34,532)    (350,873)
  Class C                                                            (26,109)    (269,652)  (37,770)    (379,970)
  Class R                                                                 --           --    (2,442)     (24,981)
-----------------------------------------------------------------------------------------------------------------
                                                                    (662,378)  (6,835,243) (735,624)  (7,389,863)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                              132,139  $ 1,357,932  (162,999) $(1,596,922)
-----------------------------------------------------------------------------------------------------------------

3. Subsequent Event-Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on July 1, 2002, to shareholders of record on June 7, 2002, as follows:

                                    Arizona Colorado New Mexico
                -----------------------------------------------
                Dividend per share:
                  Class A            $.0445   $.0420     $.0405
                  Class B             .0375    .0360      .0340
                  Class C             .0395    .0375      .0355
                  Class R             .0465    .0440      .0420
                -----------------------------------------------

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities and short-term securities for the fiscal year ended May 31, 2002, were as follows:

                                           Arizona    Colorado  New Mexico
     ---------------------------------------------------------------------
     Purchases:
       Long-term municipal securities  $18,052,138 $13,590,480 $12,573,063
       Short-term securities             5,500,000          --   1,000,000
     Sales and maturities:
       Long-term municipal securities   16,575,785  11,833,920  11,814,716
       Short-term securities             5,500,000          --          --
     ---------------------------------------------------------------------


----
26

5. Income Tax Information

The following information is presented on an income tax basis as of May 31, 2002. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

                                                Arizona     Colorado   New Mexico
---------------------------------------------------------------------------------
Cost of investments                        $95,157,286  $40,861,704  $51,996,401
---------------------------------------------------------------------------------

                                                Arizona     Colorado   New Mexico
---------------------------------------------------------------------------------
Gross unrealized appreciation              $ 6,081,591   $2,076,714   $2,732,037
Gross unrealized depreciation               (1,400,043)    (584,759)    (830,606)
---------------------------------------------------------------------------------
Net unrealized appreciation on investments $ 4,681,548   $1,491,955   $1,901,431
---------------------------------------------------------------------------------

The tax components of undistributed net investment income and realized gains at May 31, 2002, were as follows:

                                              Arizona Colorado New Mexico
       ------------------------------------------------------------------
       Undistributed tax-exempt income       $506,227 $194,950   $225,575
       Undistributed ordinary income*          18,069       --         --
       Undistributed long-term capital gains  188,002       --         --
       ------------------------------------------------------------------

The tax character of distributions paid during the fiscal year ended May 31, 2002, were as follows:

                                                Arizona   Colorado New Mexico
  ---------------------------------------------------------------------------
  Distributions from tax-exempt income       $4,936,238 $2,102,626 $2,497,024
  Distributions from ordinary income*                --         --         --
  Distributions from long-term capital gains    419,938         --         --
  ---------------------------------------------------------------------------

* Ordinary income consists of taxable market discount income and short-term capital gains, if any.

At May 31, 2002, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                       Colorado New Mexico
                      ------------------------------------
                      Expiration Year:
                        2003           $     -- $  153,924
                        2004                 --    290,586
                        2005                 --         --
                        2006                 --         --
                        2007                 --         --
                        2008            470,202    411,479
                        2009            374,551    338,997
                        2010             97,921         --
                      ------------------------------------
                      Total            $942,674 $1,194,986
                      ------------------------------------

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund:

                 Average Daily Net Assets       Management Fee
                 ----------------------------------------------
                 For the first $125 million         .5500 of 1%
                 For the next $125 million          .5375 of 1
                 For the next $250 million          .5250 of 1
                 For the next $500 million          .5125 of 1
                 For the next $1 billion            .5000 of 1
                 For the next $3 billion            .4750 of 1
                 For net assets over $5 billion     .4500 of 1
                 ----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.


----
27

During the fiscal year ended May 31, 2002, Nuveen Investments (the "Distributor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                              Arizona Colorado New Mexico
      -------------------------------------------------------------------
      Sales charges collected (unaudited)    $145,582  $68,198    $96,901
      Paid to authorized dealers (unaudited)  126,110   61,212     84,637
      -------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended May 31, 2002, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                           Arizona Colorado New Mexico
          ------------------------------------------------------------
          Commission advances (unaudited) $120,485  $72,510    $65,365
          ------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended May 31, 2002, the Distributor retained such 12b-1 fees as follows:

                                Arizona Colorado New Mexico
-----------------------------------------------------------
12b-1 fees retained (unaudited) $55,181  $54,614    $39,815
-----------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended May 31, 2002, as follows:

                          Arizona Colorado New Mexico
-----------------------------------------------------
CDSC retained (unaudited) $39,678  $14,335     $9,171
-----------------------------------------------------


----
28

Financial Highlights

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                     Investment Operations       Less Distributions
                                                   -------------------------  -----------------------


ARIZONA


                                                                  Net
                                                            Realized/
                                                           Unrealized
                                         Beginning     Net    Invest-             Net                  Ending
                                               Net Invest-       ment         Invest-                     Net
Year Ended                                   Asset    ment       Gain            ment  Capital          Asset     Total
May 31,                                      Value  Income     (Loss)   Total  Income    Gains   Total  Value Return(a)
-------------------------------------------------------------------------------------------------------------------------
Class A (10/86)
 2002                                       $10.84    $.53      $ .12  $ .65    $(.53)   $(.05) $(.58) $10.91      6.06%
 2001                                        10.24     .54        .58   1.12     (.52)      --   (.52)  10.84     11.12
 2000                                        11.25     .52       (.94)  (.42)    (.52)    (.07)  (.59)  10.24     (3.75)
 1999                                        11.40     .53       (.09)   .44     (.54)    (.05)  (.59)  11.25      3.87
 1998                                        10.94     .55        .48   1.03     (.55)    (.02)  (.57)  11.40      9.56
Class B (2/97)
 2002                                        10.83     .45        .11    .56     (.45)    (.05)  (.50)  10.89      5.20
 2001                                        10.23     .46        .59   1.05     (.45)      --   (.45)  10.83     10.33
 2000                                        11.24     .44       (.94)  (.50)    (.44)    (.07)  (.51)  10.23     (4.48)
 1999                                        11.39     .45       (.10)   .35     (.45)    (.05)  (.50)  11.24      3.12
 1998                                        10.94     .47        .47    .94     (.47)    (.02)  (.49)  11.39      8.67
Class C (2/94)
 2002                                        10.83     .47        .12    .59     (.47)    (.05)  (.52)  10.90      5.50
 2001                                        10.23     .48        .59   1.07     (.47)      --   (.47)  10.83     10.56
 2000                                        11.24     .46       (.94)  (.48)    (.46)    (.07)  (.53)  10.23     (4.28)
 1999                                        11.39     .47       (.09)   .38     (.48)    (.05)  (.53)  11.24      3.33
 1998                                        10.94     .49        .47    .96     (.49)    (.02)  (.51)  11.39      8.89
Class R (2/97)
 2002                                        10.83     .56        .12    .68     (.56)    (.05)  (.61)  10.90      6.30
 2001                                        10.24     .56        .58   1.14     (.55)      --   (.55)  10.83     11.27
 2000                                        11.25     .54       (.94)  (.40)    (.54)    (.07)  (.61)  10.24     (3.53)
 1999                                        11.40     .56       (.10)   .46     (.56)    (.05)  (.61)  11.25      4.09
 1998                                        10.94     .57        .48   1.05     (.57)    (.02)  (.59)  11.40      9.79
-------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                  Ratios/Supplemental Data
                                         --------------------------------------------------------------------------
                                                   Before Credit/         After          After Credit/
                                                   Reimbursement     Reimbursement(b)   Reimbursement(c)
ARIZONA                                          -----------------  -----------------  -----------------
                                                             Ratio              Ratio              Ratio
                                                            of Net             of Net             of Net
                                                           Invest-            Invest-            Invest-
                                                 Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                 Expenses   Income  Expenses   Income  Expenses   Income
                                          Ending       to       to        to       to        to       to
                                             Net  Average  Average   Average  Average   Average  Average  Portfolio
Year Ended                                Assets      Net      Net       Net      Net       Net      Net   Turnover
May 31,                                    (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
--------------------------------------------------------------------------------------------------------------------
Class A (10/86)
 2002                                    $69,356      .92%    4.85%      .92%    4.85%      .91%    4.86%        16%
 2001                                     70,642      .95     5.02       .95     5.02       .94     5.03         21
 2000                                     69,512     1.10     4.85      1.06     4.89      1.06     4.90         41
 1999                                     86,452      .93     4.57       .84     4.67       .84     4.67         16
 1998                                     85,922      .93     4.77       .83     4.87       .83     4.87         16
Class B (2/97)
 2002                                      5,962     1.67     4.10      1.67     4.10      1.66     4.11         16
 2001                                      4,447     1.70     4.27      1.70     4.27      1.69     4.28         21
 2000                                      3,680     1.85     4.11      1.82     4.14      1.81     4.15         41
 1999                                      4,180     1.69     3.84      1.58     3.95      1.58     3.95         16
 1998                                      1,620     1.68     3.98      1.51     4.15      1.51     4.15         16
Class C (2/94)
 2002                                      7,454     1.46     4.30      1.46     4.30      1.46     4.31         16
 2001                                      5,809     1.50     4.47      1.50     4.47      1.49     4.48         21
 2000                                      5,290     1.65     4.31      1.61     4.34      1.60     4.35         41
 1999                                      6,426     1.48     4.03      1.39     4.12      1.39     4.12         16
 1998                                      6,328     1.48     4.20      1.35     4.33      1.35     4.33         16
Class R (2/97)
 2002                                     17,742      .72     5.05       .72     5.05       .71     5.06         16
 2001                                     19,388      .75     5.22       .75     5.22       .74     5.23         21
 2000                                     19,076      .91     5.06       .87     5.09       .87     5.10         41
 1999                                     21,534      .73     4.78       .64     4.87       .63     4.87         16
 1998                                     20,504      .73     4.97       .63     5.07       .63     5.07         16
--------------------------------------------------------------------------------------------------------------------

(a) Total returns are calculated on net asset value without any sales charge and not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.





                                See accompanying notes to financial statements.

----
29

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                   Investment Operations       Less Distributions
                                                 -------------------------  -----------------------


COLORADO



                                                                Net
                                                          Realized/
                                       Beginning     Net Unrealized             Net                  Ending
                                             Net Invest-    Invest-         Invest-                     Net
                                           Asset    ment  ment Gain            ment  Capital          Asset     Total
Year Ended May 31,                         Value  Income     (Loss)   Total  Income    Gains   Total  Value Return(a)
-----------------------------------------------------------------------------------------------------------------------
Class A (5/87)
 2002                                     $10.02    $.52     $  .13  $ .65    $(.52)   $  --  $(.52) $10.15      6.53%
 2001                                       9.50     .52        .51   1.03     (.51)      --   (.51)  10.02     11.00
 2000                                      10.68     .49      (1.14)  (.65)    (.50)    (.03)  (.53)   9.50     (6.18)
 1999                                      10.81     .50       (.10)   .40     (.50)    (.03)  (.53)  10.68      3.76
 1998                                      10.15     .52        .66   1.18     (.52)      --   (.52)  10.81     11.85
Class B (2/97)
 2002                                      10.03     .44        .13    .57     (.44)      --   (.44)  10.16      5.78
 2001                                       9.52     .45        .50    .95     (.44)      --   (.44)  10.03     10.07
 2000                                      10.70     .42      (1.15)  (.73)    (.42)    (.03)  (.45)   9.52     (6.88)
 1999                                      10.82     .42       (.08)   .34     (.43)    (.03)  (.46)  10.70      3.11
 1998                                      10.16     .43        .68   1.11     (.45)      --   (.45)  10.82     11.03
Class C (2/97)
 2002                                      10.01     .46        .13    .59     (.46)      --   (.46)  10.14      5.98
 2001                                       9.49     .47        .50    .97     (.45)      --   (.45)  10.01     10.41
 2000                                      10.67     .43      (1.14)  (.71)    (.44)    (.03)  (.47)   9.49     (6.73)
 1999                                      10.80     .44       (.10)   .34     (.44)    (.03)  (.47)  10.67      3.19
 1998                                      10.15     .46        .66   1.12     (.47)      --   (.47)  10.80     11.17
Class R (2/97)
 2002                                      10.01     .54        .15    .69     (.54)      --   (.54)  10.16      6.98
 2001                                       9.50     .54        .50   1.04     (.53)      --   (.53)  10.01     11.10
 2000                                      10.69     .51      (1.15)  (.64)    (.52)    (.03)  (.55)   9.50     (6.08)
 1999                                      10.81     .52       (.08)   .44     (.53)    (.03)  (.56)  10.69      4.08
 1998                                      10.16     .54        .66   1.20     (.55)      --   (.55)  10.81     11.98
-----------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                Ratios/Supplemental Data
                                       --------------------------------------------------------------------------
                                                 Before Credit/         After          After Credit/
                                                 Reimbursement     Reimbursement(b)   Reimbursement(c)
COLORADO                                       -----------------  -----------------  -----------------
                                                           Ratio              Ratio              Ratio
                                                          of Net             of Net             of Net
                                                         Invest-            Invest-            Invest-
                                               Ratio of     ment  Ratio of     ment  Ratio of     ment
                                               Expenses   Income  Expenses   Income  Expenses   Income
                                        Ending       to       to        to       to        to       to
                                           Net  Average  Average   Average  Average   Average  Average  Portfolio
                                        Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                       (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
------------------------------------------------------------------------------------------------------------------
Class A (5/87)
 2002                                  $32,638      .96%    5.05%      .96%    5.05%      .94%    5.06%        28%
 2001                                   32,306     1.00     5.28      1.00     5.28       .99     5.29         33
 2000                                   32,448     1.26     4.94      1.26     4.94      1.25     4.95         54
 1999                                   39,189     1.03     4.54       .96     4.61       .96     4.62         23
 1998                                   37,285     1.01     4.83      1.00     4.84      1.00     4.84         19
Class B (2/97)
 2002                                    6,014     1.70     4.29      1.70     4.29      1.69     4.31         28
 2001                                    4,916     1.75     4.53      1.75     4.53      1.74     4.54         33
 2000                                    4,533     2.04     4.19      2.04     4.19      2.03     4.20         54
 1999                                    4,424     1.78     3.80      1.68     3.90      1.68     3.91         23
 1998                                    1,661     1.76     4.05      1.75     4.06      1.75     4.06         19
Class C (2/97)
 2002                                    4,064     1.49     4.50      1.49     4.50      1.48     4.51         28
 2001                                    2,995     1.55     4.73      1.55     4.73      1.54     4.74         33
 2000                                    3,113     1.89     4.38      1.89     4.38      1.88     4.39         54
 1999                                    2,464     1.58     4.00      1.49     4.10      1.49     4.10         23
 1998                                      875     1.56     4.24      1.55     4.25      1.55     4.25         19
Class R (2/97)
 2002                                      819      .75     5.25       .75     5.25       .74     5.26         28
 2001                                      746      .81     5.47       .81     5.47       .80     5.48         33
 2000                                    1,342     1.11     5.16      1.11     5.16      1.10     5.17         54
 1999                                      864      .83     4.74       .76     4.81       .75     4.82         23
 1998                                      750      .81     5.02       .80     5.03       .80     5.03         19
------------------------------------------------------------------------------------------------------------------

(a) Total returns are calculated on net asset value without any sales charge and not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.




                                See accompanying notes to financial statements.

----
30

Selected data for a share outstanding throughout each period:


Class (Inception Date)
                                                     Investment Operations      Less Distributions
                                                   -------------------------  ----------------------


NEW MEXICO


                                                                  Net            From
                                                            Realized/          and in
                                                           Unrealized          Excess
                                         Beginning     Net    Invest-          of Net                 Ending
                                               Net Invest-       ment         Invest-                    Net
                                             Asset    ment       Gain            ment  Capital         Asset     Total
Year Ended May 31,                           Value  Income     (Loss)   Total  Income    Gains  Total  Value Return(a)
------------------------------------------------------------------------------------------------------------------------
Class A (9/92)
 2002...................................    $10.23    $.49      $ .04  $ .53    $(.49)     $-- $(.49) $10.27      5.22%
 2001...................................      9.66     .50        .56   1.06     (.49)      --  (.49)  10.23     11.11
 2000...................................     10.58     .47       (.90)  (.43)    (.49)      --  (.49)   9.66     (4.09)
 1999...................................     10.67     .49       (.09)   .40     (.49)      --  (.49)  10.58      3.74
 1998...................................     10.16     .50        .51   1.01     (.50)      --  (.50)  10.67     10.17
Class B (2/97)
 2002...................................     10.23     .41        .04    .45     (.41)      --  (.41)  10.27      4.43
 2001...................................      9.66     .42        .56    .98     (.41)      --  (.41)  10.23     10.26
 2000...................................     10.57     .40       (.90)  (.50)    (.41)      --  (.41)   9.66     (4.75)
 1999...................................     10.67     .41       (.10)   .31     (.41)      --  (.41)  10.57      2.89
 1998...................................     10.15     .43        .52    .95     (.43)      --  (.43)  10.67      9.46
Class C (2/97)
 2002...................................     10.23     .43        .04    .47     (.43)      --  (.43)  10.27      4.61
 2001...................................      9.65     .44        .57   1.01     (.43)      --  (.43)  10.23     10.61
 2000...................................     10.58     .42       (.92)  (.50)    (.43)      --  (.43)   9.65     (4.71)
 1999...................................     10.67     .43       (.09)   .34     (.43)      --  (.43)  10.58      3.22
 1998...................................     10.16     .45        .51    .96     (.45)      --  (.45)  10.67      9.60
Class R (2/97)
 2002...................................     10.26     .51        .03    .54     (.50)      --  (.50)  10.30      5.39
 2001...................................      9.68     .52        .56   1.08     (.50)      --  (.50)  10.26     11.39
 2000...................................     10.60     .49       (.90)  (.41)    (.51)      --  (.51)   9.68     (3.89)
 1999...................................     10.70     .51       (.10)   .41     (.51)      --  (.51)  10.60      3.86
 1998...................................     10.17     .53        .53   1.06     (.53)      --  (.53)  10.70     10.59
------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                  Ratios/Supplemental Data
                                         --------------------------------------------------------------------------
                                                             Before Credit/         After          After Credit/
                                                             Reimbursement     Reimbursement(b)   Reimbursement(c)
NEW MEXICO                                                 -----------------  -----------------  -----------------
                                                             Ratio              Ratio              Ratio
                                                            of Net             of Net             of Net
                                                           Invest-            Invest-            Invest-
                                                 Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                 Expenses   Income  Expenses   Income  Expenses   Income
                                          Ending       to       to        to       to        to       to
                                             Net  Average  Average   Average  Average   Average  Average  Portfolio
                                          Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                         (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
--------------------------------------------------------------------------------------------------------------------
Class A (9/92)
 2002................................... $45,882      .95%    4.76%      .95%    4.76%      .94%    4.77%        22%
 2001...................................  46,358      .99     4.92       .99     4.92       .97     4.93         10
 2000...................................  45,795     1.19     4.73      1.19     4.73      1.19     4.74         24
 1999...................................  56,315      .97     4.52       .91     4.58       .90     4.58         14
 1998...................................  54,959      .93     4.65       .79     4.79       .79     4.79         13
Class B (2/97)
 2002...................................   4,485     1.70     4.01      1.70     4.01      1.69     4.02         22
 2001...................................   3,393     1.73     4.17      1.73     4.17      1.72     4.18         10
 2000...................................   2,717     1.97     3.98      1.97     3.98      1.96     3.98         24
 1999...................................   2,721     1.72     3.77      1.67     3.82      1.67     3.83         14
 1998...................................   1,408     1.68     3.88      1.53     4.03      1.53     4.03         13
Class C (2/97)
 2002...................................   3,295     1.50     4.20      1.50     4.20      1.48     4.21         22
 2001...................................   2,396     1.54     4.37      1.54     4.37      1.52     4.38         10
 2000...................................   2,321     1.76     4.18      1.76     4.18      1.75     4.18         24
 1999...................................   2,393     1.52     3.97      1.47     4.03      1.46     4.03         14
 1998...................................   1,487     1.48     4.06      1.31     4.23      1.31     4.23         13
Class R (2/97)
 2002...................................     547      .75     4.96       .75     4.96       .74     4.97         22
 2001...................................     520      .79     5.12       .79     5.12       .77     5.13         10
 2000...................................     434     1.01     4.91      1.01     4.91      1.00     4.91         24
 1999...................................     479      .77     4.72       .71     4.78       .70     4.78         14
 1998...................................     466      .73     4.86       .58     5.01       .58     5.01         13
--------------------------------------------------------------------------------------------------------------------

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.



                                See accompanying notes to financial statements.

----
31

Report of Independent Accountants


To the Board of Trustees and Shareholders of Nuveen Multistate Trust I:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nuveen Arizona Municipal Bond Fund, Nuveen Colorado Municipal Bond Fund and Nuveen New Mexico Municipal Bond Fund (three of the portfolios constituting Nuveen Multistate Trust I, hereafter referred to as the "Funds") at May 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial statements and financial highlights of the Funds as of May 31, 2001 and for the periods then ended and prior were audited by other independent accountants whose report dated July 11, 2001 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

Chicago, Illinois
July 15, 2002


----
32

                                     Notes

----
33

--------------------------------------------------------------------------------
  Trustees and Officers
================================================================================

The management of the Funds, including general supervision of the duties performed for the Funds under the Management Agreement, is the responsibility of the Board of Trustees of the Funds. The number of trustees of the Funds is currently set at seven, one of whom is an "interested person" (as the term is defined in the Investment Company Act of 1940) and six of whom are not interested persons. None of the trustees who are not interested persons of the Funds have ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

The Funds' Statement of Additional Information ("SAI") includes more information about the Trustees. To request a free copy, call Nuveen Investments at (800) 257-8787.

                                                                                                            Number of
                                               Year First                                                 Portfolios in
Name,                       Position(s)        Elected or   Principal Occupation(s)                       Fund Complex
Birthdate                   Held with        Appointed and  Including other Directorships                  Overseen by
and Address                 the Fund         Term of Office During Past 5 Years                              Trustee
-----------------------------------------------------------------------------------------------------------------------
Trustee who is an interested person of the Funds:
-----------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1) Chairman of the    1994 Term    Chairman and Director (since July 1996) of         130
3/28/1949                   Board, President Indefinite (2) The John Nuveen Company, Nuveen Investments,
333 W. Wacker Drive         and Trustee                     Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                           Institutional Advisory Corp.; prior thereto,
                                                            Executive Vice President and Director of The
                                                            John Nuveen Company and Nuveen Investments;
                                                            Director (since 1992) and Chairman (since
                                                            1996) of Nuveen Advisory Corp. and Nuveen
                                                            Institutional Advisory Corp.; Chairman and
                                                            Director (since January 1997) of Nuveen
                                                            Asset Management, Inc.; Director (since
                                                            1996) of Institutional Capital Corporation;
                                                            Chairman and Director (since 1999) of
                                                            Rittenhouse Financial Services Inc.; Chief
                                                            Executive Officer (since September 1999) of
                                                            Nuveen Senior Loan Asset Management Inc.

Trustees who are not interested persons of the Funds:
-----------------------------------------------------------------------------------------------------------------------
Robert P. Bremner           Trustee            1997 Term    Private Investor and Management Consultant.        112
8/22/1940                                    Indefinite (2)
333 W. Wacker Drive
Chicago, IL 60606
-----------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown           Trustee            1993 Term    Retired (August 1989) as Senior Vice               112
7/29/1934                                    Indefinite (2) President of The Northern Trust Company.
333 W. Wacker Drive
Chicago, IL 60606
-----------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri        Trustee            1994 Term    Retired (2002); formerly, Executive Director       112
1/26/1933                                    Indefinite (2) (since 1998) of Manitoga (Center for Russel
333 W. Wacker Drive                                         Wright's Design with Nature); prior thereto,
Chicago, IL 60606                                           President and Chief Executive Officer of
                                                            Blanton-Peale Institutes of Religion and
                                                            Health (since December 1990); prior thereto,
                                                            Vice President, Metropolitan Life Insurance
                                                            Co.
-----------------------------------------------------------------------------------------------------------------------
Peter R. Sawers             Trustee            1991 Term    Adjunct Professor of Business and Economics,       112
4/3/1933                                     Indefinite (2) University of Dubuque, Iowa; Director,
333 W. Wacker Drive                                         Executive Service Corps of Chicago
Chicago, IL 60606                                           (not-for-profit); Director, Hadley School
                                                            for the Blind (not-for-profit); formerly
                                                            (1991-2000) Adjunct Professor, Lake Forest
                                                            Graduate School of Management, Lake Forest,
                                                            Illinois; prior thereto, Executive Director,
                                                            Towers Perrin Australia, a management
                                                            consulting firm; Chartered Financial
                                                            Analyst; Certified Management Consultant.
-----------------------------------------------------------------------------------------------------------------------
William J. Schneider        Trustee            1997 Term    Senior Partner and Chief Operating Officer,        112
9/24/1944                                    Indefinite (2) Miller-Valentine Group, Vice President,
333 W. Wacker Drive                                         Miller-Valentine Realty, a development and
Chicago, IL 60606                                           contract company; Chair, Miami Valley
                                                            Hospital; Vice Chair, Miami Valley Economic
                                                            Development Coalition; formerly, Member,
                                                            Community Advisory Board, National City
                                                            Bank, Dayton, Ohio; and Business Advisory
                                                            Council, Cleveland Federal Reserve Bank.
-----------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale         Trustee            1997 Term    Executive Director, Gaylord and Dorothy            112
12/29/1947                                   Indefinite (2) Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                                         thereto, Executive Director, Great Lakes
Chicago, IL 60606                                           Protection Fund (from 1990 to 1994).

----
34

--------------------------------------------------------------------------------

                                                                                                      Number of
                                                                                                    Portfolios in
Name,                 Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate             Held with           Elected or  Including other Directorships                  Overseen by
and Address           the Fund           Appointed(3) During Past 5 Years                              Officer
-----------------------------------------------------------------------------------------------------------------

Officers of the Funds:


-----------------------------------------------------------------------------------------------------------------
Michael T. Atkinson   Vice President         2002     Vice President (since January 2002),               130
2/3/1966                                              formerly, Assistant Vice President (since
333 W. Wacker Drive                                   2000), previously, Associate of Nuveen
Chicago, IL 60606                                     Investments.


-----------------------------------------------------------------------------------------------------------------
Paul L. Brennan       Vice President         2002     Vice President (since January 2002),               126
11/10/1966                                            formerly, Assistant Vice President, of
333 W. Wacker Drive                                   Nuveen Advisory Corp.
Chicago, IL 60606


-----------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo     Vice President and     1999     Vice President of Nuveen Investments (since        130
11/28/1967            Treasurer                       January 1999), prior thereto, Assistant Vice
333 W. Wacker Drive                                   President (from January 1997); formerly,
Chicago, IL 60606                                     Associate of Nuveen Investments; Vice
                                                      President and Treasurer (since September
                                                      1999) of Nuveen Senior Loan Asset Management
                                                      Inc.; Chartered Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Michael S. Davern     Vice President         1997     Vice President of Nuveen Advisory Corp.            126
6/26/1957
333 W. Wacker Drive
Chicago, IL 60606


-----------------------------------------------------------------------------------------------------------------
Susan M. DeSanto      Vice President         2001     Vice President of Nuveen Advisory Corp.            130
9/8/1954                                              (since August 2001); previously, Vice
333 W. Wacker Drive                                   President of Van Kampen Investment Advisory
Chicago, IL 60606                                     Corp. (since 1998); prior thereto, Assistant
                                                      Vice President of Van Kampen Investment
                                                      Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
Jessica R. Droeger    Vice President         2002     Vice President (since January 2002) and            130
9/24/1964                                             Assistant General Counsel (since May 1998),
333 W. Wacker Drive                                   formerly Assistant Vice President of Nuveen
Chicago, IL 60606                                     Investments; Assistant Vice President and
                                                      Assistant Secretary (since 1998) of Nuveen
                                                      Advisory Corp. and Nuveen Institutional
                                                      Advisory Corp.; prior thereto, Associate at
                                                      the law firm D'Ancona Partners LLC


-----------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson     Vice President         1998     Vice President of Nuveen Investments; Vice         130
10/24/1945                                            President (since January 1998) of Nuveen
333 W. Wacker Drive                                   Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                     Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
William M. Fitzgerald Vice President         1995     Managing Director of Nuveen Advisory Corp.         130
3/2/1964                                              and Nuveen Institutional Advisory Corp.
333 W. Wacker Drive                                   (since February 2001); prior thereto, Vice
Chicago, IL 60606                                     President of Nuveen Advisory Corp.;
                                                      Chartered Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Stephen D. Foy        Vice President and     1998     Vice President of Nuveen Investments and           130
5/31/1954             Controller                      (since May 1998) The John Nuveen Company;
333 W. Wacker Drive                                   Vice President (since September 1999) of
Chicago, IL 60606                                     Nuveen Senior Loan Asset Management Inc.;
                                                      Certified Public Accountant.


-----------------------------------------------------------------------------------------------------------------
J. Thomas Futrell     Vice President         1992     Vice President of Nuveen Advisory Corp.;           126
7/5/1955                                              Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606


-----------------------------------------------------------------------------------------------------------------
Richard A. Huber      Vice President         1997     Vice President of Nuveen Institutional             126
3/26/1963                                             Advisory Corp. (since March 1998) and Nuveen
333 W. Wacker Drive                                   Advisory Corp.
Chicago, IL 60606

----
35

--------------------------------------------------------------------------------
  Trustees and Officers (continued)
================================================================================

                                                                                                        Number of
                                                                                                      Portfolios in
Name,                   Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate               Held with           Elected or  Including other Directorships                  Overseen by
and Address             the Fund           Appointed(3) During Past 5 Years                              Officer
-------------------------------------------------------------------------------------------------------------------

Steven J. Krupa         Vice President         1990     Vice President of Nuveen Advisory Corp.            126
8/21/1957
333 W. Wacker Drive
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
David J. Lamb           Vice President         2000     Vice President (since March 2000) of Nuveen        130
3/22/1963                                               Investments, previously Assistant Vice
333 W. Wacker Drive                                     President (since January 1999); prior
Chicago, IL 60606                                       thereto, Associate of Nuveen Investments;
                                                        Certified Public Accountant.


-------------------------------------------------------------------------------------------------------------------
Tina M. Lazar           Vice President         2002     Vice President (since 1999), previously,           130
8/27/1961                                               Assistant Vice President (since 1993) of
333 W. Wacker Drive                                     Nuveen Investments.
Chicago, IL 60606
-------------------------------------------------------------------------------------------------------------------
Larry W. Martin         Vice President and     1992     Vice President, Assistant Secretary and            130
7/27/1951               Assistant                       Assistant General Counsel of Nuveen
333 W. Wacker Drive     Secretary                       Investments; Vice President and Assistant
Chicago, IL 60606                                       Secretary of Nuveen Advisory Corp. and
                                                        Nuveen Institutional Advisory Corp.; Vice
                                                        President and Assistant Secretary of The
                                                        John Nuveen Company and Nuveen Asset
                                                        Management, Inc.; Vice President and
                                                        Assistant Secretary (since September 1999)
                                                        of Nuveen Senior Loan Asset Management Inc.


-------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV     Vice President         1996     Managing Director (since September 1997),          130
7/7/1965                                                previously Vice President of Nuveen Advisory
333 W. Wacker Drive                                     Corp. and Nuveen Institutional Advisory
Chicago, IL 60606                                       Corp.; Chartered Financial Analyst.


-------------------------------------------------------------------------------------------------------------------
Thomas J. O'Shaughnessy Vice President         2002     Vice President (since January 2002),               126
9/4/1960                                                formerly, Assistant Vice President (1998),
333 W. Wacker Drive                                     of Nuveen Advisory Corp.; prior thereto,
Chicago, IL 60606                                       Portfolio Manager.


-------------------------------------------------------------------------------------------------------------------
Thomas C. Spalding, Jr. Vice President         1982     Vice President of Nuveen Advisory Corp. and        126
7/31/1951                                               Nuveen Institutional Advisory Corp.;
333 W. Wacker Drive                                     Chartered Financial Analyst.
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman    Vice President and     1992     Managing Director (since January 2002),            130
9/9/1956                Secretary                       Assistant Secretary and Associate General
333 W. Wacker Drive                                     Counsel, formerly Assistant General Counsel
Chicago, IL 60606                                       and Vice President of Nuveen Investments;
                                                        Managing Director (since January 2002),
                                                        General Counsel and Assistant Secretary,
                                                        formerly Vice President of Nuveen Advisory
                                                        Corp. and Nuveen Institutional Advisory
                                                        Corp.; Vice President and Assistant
                                                        Secretary of The John Nuveen Company;
                                                        Managing Director (since January 2002), and
                                                        Assistant Secretary (since September 1999),
                                                        formerly Vice President of Nuveen Senior
                                                        Loan Asset Management Inc.; Managing
                                                        Director (since January 2002), Assistant
                                                        Secretary and Associate General Counsel,
                                                        formerly Vice President (since 2000), of
                                                        Nuveen Asset Management Inc.; Chartered
                                                        Financial Analyst.

(1)Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and director of Nuveen Advisory Corp.
(2)Trustees serve an indefinite term until his/her successor is elected.
(3)Officers serve one year terms through July of each year.

----
36

--------------------------------------------------------------------------------
Fund Information
================================================================================

Fund Manager
Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel
Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Accountants
PricewaterhouseCoopers LLP
Chicago, IL

Transfer Agent and Shareholder Services
J.P. Morgan Investor Services Co.
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas 75266-0086
(800) 257-8787

Change of Independent Accountants
On May 15, 2002, Arthur Andersen LLP ("Arthur Andersen") resigned as independent accountants for the Nuveen Arizona Municipal Bond Fund, Nuveen Colorado Municipal Bond Fund, and Nuveen New Mexico Municipal Bond Fund (the "Funds"). Arthur Andersen's report for the Funds' financial statements for the year ended May 31, 2001, did not contain an adverse opinion or disclaimer of opinion and was not qualified as to uncertainty, audit scope or accounting principles. In addition there have not been any disagreements with Arthur Andersen during the Funds' most recent fiscal year on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of Arthur Andersen, would have caused it to make a reference to the subject matter of the disagreement in connection with its reports. The Funds' Board of Trustees appointed PricewaterhouseCoopers LLP as independent accountants for the fiscal year ended 2002.























NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
37

Serving Investors For Generations
---------------------------------

[Photo of John Nuveen Sr. appears here]

A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.

NUVEEN
   Investments

Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com

[NUVEEN Investments]

Nuveen Municipal Bond Fund

                                               Annual Report dated May 31, 2002




Dependable, tax-free income to help you keep more of what you earn.

[Photo Appears Here]









Nuveen Florida Municipal Bond Fund






                                 It's not what you earn, it's what you keep./r/

Receive your Nuveen Fund updates faster than ever!

By registering for online access you can view and save on your computer the Fund information you currently receive in the mail. This information then can be retrieved any time and you can select only the specific pages you want to view or print.

Once you sign up, you'll receive an e-mail notice the moment Fund reports are ready. This notice will contain a link to the report-- all you have to do is click on the Internet address provided. You'll be saving time as well as saving printing and distribution expenses for your Fund.

Registering for electronic access is easy and only takes a few minutes.

(see instructions at right)


Your e-mail address is strictly confidential and will not be used for anything other than notifications of shareholder information.

And if you decide you don't like receiving your reports electronically, it's a simple process to go back to regular mail delivery.

Sign up today-- here's what you need to do

If your Nuveen Fund dividends and statements COME DIRECTLY TO YOU FROM NUVEEN, follow the steps outlined below:

1.   Go to www.nuveen.com.

2. Select the Access Account tab. Select the E-Report Enrollment section. Click on Enrollment Page.

3. You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4. You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5. Use this same process if you need to change your registration information or cancel Internet viewing.

If your Nuveen Fund dividends and statements COME FROM YOUR FINANCIAL ADVISOR BROKERAGE ACCOUNT, follow the steps outlined below:

1.   Go to www.investordelivery.com.

2. Look at the address sheet that accompanied this report. Enter the personal 13-character enrollment number imprinted near your name on the address sheet.

3. You'll be taken to a page with several options. Select the New Enrollment-Create screen. Once there, enter your e-mail address (yourID@providerID.com), and a personal, 4-digit PIN of your choice. (Pick a number that's easy to remember.)

4. Click Submit. Confirm the infor- mation you just entered is correct, then click Submit again.

5. You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

6. Use this same process if you need to change your registration infor- mation or cancel Internet viewing.

Must be preceded by or accompanied by a prospectus.

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

[Photo of Timothy R. Schwertfeger Appears Here]

   "I also urge you to consider receiving future Fund reports and other information electronically...see the inside front cover of this report for detailed instructions."

 Dear Shareholder,


Tax-free municipal bonds can provide not only current income, but also the potential for future growth. When your investment returns aren't reduced by taxes each year, more earnings remain in your account, where they can compound and help you generate and preserve wealth.

During the period covered by this report, your Fund continued to meet its primary objective of providing you with dependable, tax-free income to help you keep more of what you earn. Detailed information on your Fund's performance can be found in the Portfolio Manager's Comments and Fund spotlight sections of this report. I urge you to take the time to read them.

I also urge you to consider receiving future Fund reports and other information electronically via the Internet and e-mail rather than in hard copy. Not only will you be able to receive the information faster, but this also may help lower Fund expenses. Sign up is quick and easy--see the inside front cover of this report for detailed instructions.

In addition to providing you with dependable, tax-free income, your Nuveen Fund also features several characteristics that can help make it an essential part of your overall investment strategy. These include careful research, constant surveillance and judicious trading by Nuveen's seasoned portfolio management team, with every action designed to supplement income, improve Fund structure, better adapt to current market conditions or increase diversification. In uncertain markets like these, prudent investors understand the importance of diversification, balance, and risk management, all attributes your Nuveen Fund can bring to your portfolio.

For more than 100 years, Nuveen has specialized in offering quality investments such as these Nuveen Funds to those seeking to accumulate and preserve wealth. Our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you meet your financial objectives. We thank you for continuing to choose Nuveen Investments as a partner as you work toward that goal.

Sincerely,

[GRAPHIC]
Timothy R. Schwertfeger
Chairman of the Board


July 17, 2002

                             Annual Report | Page 1

Portfolio Manager's Comments

In the following Q&A, portfolio manager Tom O'Shaughnessy examines economic and market conditions, key investment strategies, and the performance of the Nuveen Florida Municipal Bond Fund. Tom has 19 years of investment experience, all with Nuveen.

Q. What factors had the greatest influence on the U.S. economy and the Florida municipal market during this reporting period?

A. The economy experienced many ups and downs since the reporting period began on June 1, 2001. At that time, the U.S. economy was weakening rapidly, prompting the Federal Reserve Board to cut interest rates sharply. By year's end, the Fed had lowered rates 11 times, 6 times during the reporting period, to bring the federal funds rate to just 1.75 percent, its lowest level since 1961. Despite this traditional medicine, the economy continued to perform weakly. Economic growth turned negative during the year's third quarter, in part the result of the September 11 terrorist attacks.

The economy would have been in even worse shape, however, had consumer spending not remained surprisingly strong. Low interest rates helped make this spending possible; automobile manufacturers, for instance, could offer extremely attractive terms, such as zero-percent loans on new car purchases. By taking fast advantage of these opportunities, consumers provided a much needed boost to the economy. In this environment, the nation's gross domestic product, a measure of goods and services produced, rose 5.6 percent during the first three months of 2002. Yet despite this growth, there were still causes for concern on the horizon. Corporate earnings remained stubbornly weak, further pressuring stock prices and reducing optimism about the likely strength of an economic recovery.

Amid this uncertainty, demand for fixed income securities was strong. Falling equity prices steered investors toward securities perceived to be more stable, such as municipal bonds featuring high credit ratings or relatively short maturities. According to the Investment Company Institute, investors added a net $11.6 billion to municipal bond funds during 2001, compared to redemptions of $14 billion the previous year.* This strong demand was matched by equally strong supply. States and municipalities issued a record $343 billion worth of bonds in 2001. The ample supply stemmed largely from the economic slowdown. With states and municipalities increasingly unable to rely on tax revenues to fund essential projects, municipal debt became the funding mechanism of choice. Nationally, municipal supply remained strong through the first five months of 2002, rising 14 percent compared to the same time period in 2001. By comparison, supply of Florida municipal bonds rose 11 percent during the same time frame. Although Florida's supply trailed the national average, we found it relatively easy to identify new bonds to add to the portfolio, especially high quality bonds.

Q.   How did the fund perform during the past 12 months?

A. The chart on the next page provides performance information for Nuveen Florida Municipal Bond Fund (Class A shares at net asset value) for the fiscal year ended May 31, 2002. The chart also compares the fund's performance to that of its peers (as measured by its Lipper category2 average) and to the overall municipal bond market (as measured by the Lehman Brothers Municipal Bond Index3). The fund's duration had a significant effect on performance. Duration measures how sensitive a fund is to changes in interest rates. A fund with a high duration tends to fluctuate widely when interest rates move, while a fund with a low duration tends to fluctuate modestly. With interest rates declining and bond prices generally rising during the reporting period, long-duration funds tended to outperform their peers. At the same time, short-duration funds could be expected to underperform their long-duration counterparts. As of May 31, 2002, the Florida fund had a duration of 7.80.

The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

 *According to Investment Company Institute (ICI) December 2001 "Trends in Mutual Fund Investing" Report.

                             Annual Report | Page 2

One-Year Total Returns as of 5-31-02
--------------------------------------------------------------

Nuveen Florida Municipal Bond Fund1                     4.84%
Lipper Florida Municipal Debt Funds

category average2                                       5.49%
Lehman Brothers Municipal Bond Index3                   6.51%
--------------------------------------------------------------


Q.   What strategies did you use to manage the fund during the period?

A. We managed the fund in accordance with Nuveen's overall value-oriented approach to municipal investing. In other words, we sought attractive securities whose prices were, in our opinion, lower than justified. As always, we attempted to identify undervalued securities that would outperform others over the long run on a total return basis.

     As economic uncertainty increased during the reporting period, we focused on managing the level of risk in the portfolio. While risk is always an important concern for us, we thought it was especially so at a time when state and local governments were encountering serious financial challenges. Whenever we assumed added risk, we sought to ensure that shareholders were sufficiently compensated by higher yields.

Our efforts to moderate risk took several forms. For example, we looked to invest in bonds with high credit ratings. We also sought to pare back the fund's duration, reducing sensitivity to changes in interest rates. Although the declining interest rate environment provided a favorable backdrop for long-duration fixed income securities during the period, we knew such performance could be sustained only as long as rates remained low. By managing duration, we were positioning the portfolio for steadier performance in the future. Finally, we wanted to make sure the fund was sufficiently diversified by managing concentration risk, the risk that bonds from any one issuer would make up too large a percentage of portfolio assets.

By looking at the fund's top three sector weightings as of the end of the period, shareholders can get a fairly good indication of where we devoted much of our investment

Growth of an Assumed $10,000 Investment Nuveen Florida Municipal
Bond Fund/3/, /4/, /5/

[GRAPHIC]

Nuveen Florida Municipal Bond Fund (Offer) $16,740
Nuveen Florida Municipal Bond Fund (NAV) $17,474
Lehman Brothers Municipal Bond Index $19,220

1 Performance figures are quoted for Class A shares at net asset value as of May 31, 2002. Current performance may be less than the performance shown.

2 For the Nuveen Florida Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 60 funds in the Lipper Florida Municipal Debt Funds category for the one-year period ended May 31, 2002. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

3 The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

4 The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

5 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the corresponding Lehman Brothers Municipal Bond Index. The Nuveen fund return at offer depicted in the chart reflects the initial maximum sales charge of 4.2% applicable to A shares and all ongoing fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be less than the performance shown.


                                 Nuveen Florida        Nuveen Florida
          Lehman Brothers        Municipal Bond Fund   Municipal Bond Fund
          Municipal Bond Index   (NAV)                 (Offer)
"5/92"    10000                  10000                 9580
"5/93"    11196                  11250                 10777
"5/94"    11472                  11477                 10995
"5/95"    12517                  12447                 11924
"5/96"    13089                  12839                 12299
"5/97"    14175                  13813                 13232
"5/98"    15505                  15012                 14382
"5/99"    16230                  15579                 14925
"5/00"    16091                  15243                 14603
"5/01"    18047                  16668                 15968
"5/02"    19220                  17474                 16740

                             Annual Report | Page 3
activity during the past 12 months. For example, the fund's largest sector weighting was in multifamily housing bonds (19 percent of fund assets), an area of the market in which Nuveen has substantial research experience that we rely on to select undervalued bonds for the fund. The fund continued to be well represented in transportation securities (13 percent of fund assets). States such as Florida have recently seen a high degree of airport bond issuance. Airport bonds suffered, unfairly, in our opinion, along with the airline industry after September 11. Because many of these airport issues came to market insured, we remained confident in their ongoing ability to make income payments. Healthcare, the fund's third largest sector weighting (13 percent of fund assets), is also an area of research emphasis for Nuveen. During the period, healthcare securities offered attractive yields relative to equivalent high-grade bonds.

Another approach we followed during the period was to actively sell high quality pre-refunded bonds. Short-maturity pre-refunded issues are in high demand by money market managers because the securities are backed by U.S. Treasuries, the highest quality investments available. Money managers are often willing to pay significant premiums to acquire these bonds, and we looked to sell whenever possible. Selling pre-refunded bonds ahead of their call dates allowed us to smooth cash inflows into the fund and therefore reduce reinvestment risk.

Q.   What is your outlook for the municipal market and the fund?

A. We believe conditions may remain favorable for municipal bond performance in Florida, as well as around the country. We base our optimism on several technical indicators and short-term investment trends. First, visible supply, the number of upcoming bond issues already on the calendar is strong for the rest of 2002. With supply ample, we may be able to identify attractive investment opportunities for the fund and further diversify the portfolio.

Second, the economic recovery has been weaker than we had hoped. If growth remains stalled, state and local governments may continue receiving lower tax revenues. They would have to continue issuing municipal debt to fund infrastructure needs, as opposed to adopting the pay-as-you-go approach that worked well during the booming 1990s.

Finally, investors have responded to economic uncertainty by moving assets out of stocks and into fixed income securities. If the economy remains uncertain, investors may continue to search for investment opportunities offering the prospect of greater stability.

We anticipate making few major changes to our management approach during the next 12 months. We expect that our focus on managing risk will continue, and the sectors that represented our primary focus during the past 12 months, multifamily housing, transportation, and healthcare may continue to be areas of emphasis. As always, we will continue to depend heavily on Nuveen Research and its thorough analysis of potential sources of value for shareholders. Our goal will continue to be to create solid performance that can be sustained for shareholders, whatever the market conditions.

                             Annual Report | Page 4

--------------------------------------------------------------------------------
 Fund Spotlight as of 5/31/02                 Nuveen Florida Municipal Bond Fund
================================================================================

Quick Facts

                           A Shares       B Shares      C Shares       R Shares
--------------------------------------------------------------------------------
NAV                         $ 10.28       $ 10.27        $ 10.28       $ 10.27
--------------------------------------------------------------------------------
Latest Dividend/1/          $0.0450       $0.0385        $0.0405       $0.0470
--------------------------------------------------------------------------------
Inception Date                 6/90          2/97           9/95          2/97
--------------------------------------------------------------------------------

Annualized Total Returns as of 5/31/02/2/
A Shares                                  NAV     Offer
1-Year                                  4.84%     0.46%
--------------------------------------------------------
5-Year                                  4.81%     3.92%
--------------------------------------------------------
10-Year                                 5.73%     5.28%
--------------------------------------------------------

B Shares                             w/o CDSC    w/CDSC
1-Year                                  4.06%     0.08%
--------------------------------------------------------
5-Year                                  4.00%     3.83%
--------------------------------------------------------
10-Year                                 5.19%     5.19%
--------------------------------------------------------

C Shares                                  NAV
1-Year                                  4.29%
--------------------------------------------------------
5-Year                                  4.25%
--------------------------------------------------------
10-Year                                 5.16%
--------------------------------------------------------

R Shares                                  NAV
1-Year                                  5.07%
--------------------------------------------------------
5-Year                                  5.01%
--------------------------------------------------------
10-Year                                 5.84%
--------------------------------------------------------

Tax-Free Yields
A Shares                                  NAV     Offer
SEC 30-Day Yield                        4.81%     4.60%
--------------------------------------------------------
Taxable-Equivalent Yield/3/             6.87%     6.57%
--------------------------------------------------------

B Shares                                  NAV
SEC 30-Day Yield                        4.06%
--------------------------------------------------------
Taxable-Equivalent Yield/3/             5.80%
--------------------------------------------------------

C Shares                                  NAV
SEC 30-Day Yield                        4.26%
--------------------------------------------------------
Taxable-Equivalent Yield/3/             6.09%
--------------------------------------------------------

R Shares                                  NAV
SEC 30-Day Yield                        5.01%
--------------------------------------------------------
Taxable-Equivalent Yield/3/             7.16%
--------------------------------------------------------

Annualized Total Returns as of 3/31/02/2/
A Shares                                  NAV     Offer
1-Year                                  2.83%    -1.51%
--------------------------------------------------------
5-Year                                  4.90%     4.00%
--------------------------------------------------------
10-Year                                 5.79%     5.34%
--------------------------------------------------------

B Shares                             w/o CDSC    w/CDSC
1-Year                                  2.06%    -1.84%
--------------------------------------------------------
5-Year                                  4.11%     3.94%
--------------------------------------------------------
10-Year                                 5.26%     5.26%
--------------------------------------------------------

C Shares                                  NAV
1-Year                                  2.29%
--------------------------------------------------------
5-Year                                  4.32%
--------------------------------------------------------
10-Year                                 5.22%
--------------------------------------------------------

R Shares                                  NAV
1-Year                                  3.04%
--------------------------------------------------------
5-Year                                  5.10%
--------------------------------------------------------
10-Year                                 5.90%
--------------------------------------------------------

Bond Credit Quality/4/
[PIECHART APPEARS HERE]
                          AAA/U.S. Guaranteed       47%
                          AA                         6%
                          A                         16%
                          BBB                        8%
                          NR                        20%
                          Other                      3%

Top Five Sectors/4/
Housing (Multifamily)                               19%
--------------------------------------------------------
Transportation                                      13%
--------------------------------------------------------
Healthcare                                          13%
--------------------------------------------------------
Tax Obligation (General)                            10%
--------------------------------------------------------
Long-Term Care                                       9%
--------------------------------------------------------

Portfolio Statistics
Net Assets ($000)                             $ 358,378
--------------------------------------------------------
Average Effective Maturity (Years)                22.16
--------------------------------------------------------
Average Duration                                   7.80
--------------------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid June 3, 2002. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2002.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3    Based on the SEC 30-Day Yield and a federal income tax rate of 30%.

4 As a percentage of total bond holdings as of May 31, 2002. Holdings are subject to change.


                             Annual Report | Page 5

Portfolio of Investments
NUVEEN FLORIDA MUNICIPAL BOND FUND
May 31, 2002


   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Basic Materials - 4.8%

    $    750 Clay County Development Authority, Florida, Industrial Development Revenue Refunding Bonds
              (Cargill, Inc. Project), Series 1992, 6.400%, 3/01/11

       5,500 Escambia County, Florida, Pollution Control Revenue Bonds (Champion International Corporation
              Project), Series 1994, 6.900%, 8/01/22 (Alternative Minimum Tax)

       8,350 Escambia County, Florida, Pollution Control Revenue Bonds (Champion International Corporation
              Project), Series 1996, 6.400%, 9/01/30 (Alternative Minimum Tax)

         600 City of Jacksonville, Florida, Industrial Development Revenue Refunding Bonds (Cargill, Inc. Project),
              Series 1992, 6.400%, 3/01/11

       1,500 Nassau County, Florida, Pollution Control Revenue Refunding Bonds (ITT Rayonier, Inc. Project),
              Series 1993, 6.200%, 7/01/15
--------------------------------------------------------------------------------------------------------------------
             Consumer Cyclicals - 2.4%

      10,000 Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Revenue Bonds
              (National Gypsum Company - Apollo Beach Project), Series 2000B, 7.125%, 4/01/30 (Alternative
              Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 0.1%

         300 Brevard County Educational Facilities Authority, Florida, Educational Facilities Refunding and
              Improvement Revenue Bonds, Series 1992, 6.875%, 11/01/22
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 12.8%

       3,550 Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds (Adventist Health System
              Sunbelt Obligated Group), Series 2001A, 6.000%, 11/15/31

       8,500 Jacksonville Economic Development Commission, Florida, Mayo Foundation Healthcare Facilities
              Revenue Bonds (Mayo Clinic Jacksonville), Series 2001A, 5.500%, 11/15/36

       1,750 City of Lakeland, Florida, Hospital Revenue Refunding Bonds (Lakeland Regional Medical Center
              Project), Series 1996, 5.250%, 11/15/25

       2,320 Martin County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds (Martin Memorial
              Hospital), Series 1990A, 7.125%, 11/15/04

       2,250 City of Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds (Mount Sinai Medical
              Center of Florida Project), Series 2001A, 6.125%, 11/15/11

       5,000 North Broward Hospital District, Florida, Improvement Revenue Bonds, Series 2001, 6.000%, 1/15/31

      10,645 Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds (Adventist Health System -
              Sunbelt Obligated Group), Series 1995, 5.250%, 11/15/20

       5,000 Palm Beach County Health Facilities Authority, Florida, Hospital Revenue and Revenue Refunding Bonds
              (BRCH Corporation Obligated Group), Series 2001, 5.625%, 12/01/31

       5,000 South Broward Hospital District, Florida, Hospital Revenue Bonds, Series 2002, 5.625%, 5/01/32

       2,040 City of Tallahassee, Florida, Health Facilities Revenue Bonds (Tallahassee Memorial HealthCare, Inc.
              Project), Series 2000, 6.375%, 12/01/30
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 19.2%

         600 Housing Finance Authority of Broward County, Florida, Multifamily Housing Revenue Refunding Bonds
              (Lakeside Apartments Project), Series 1995, 7.000%, 2/01/25

         250 Housing Finance Authority of Broward County, Florida, Multifamily Housing Revenue Refunding Bonds
              (Boardwalk Apartments Project), Series 1996, 6.200%, 8/01/16

      11,190 Housing Finance Authority of Broward County, Florida, Multifamily Housing Revenue Bonds (The Pier
              Club Apartments Project), Series 1999, 7.000%, 7/01/34

       2,700 Duval County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding Bonds
              (Greentree Place Project), Series 1995, 6.750%, 4/01/25 (Mandatory put 4/01/15)

         605 Florida Housing Finance Agency, General Mortgage Revenue Refunding Bonds, 1992 Series A,
              6.400%, 6/01/24

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Basic Materials - 4.8%

Clay County Development Authority, Florida, Industrial Development Revenue Refunding Bonds              7/02 at 102.00        A+
 (Cargill, Inc. Project), Series 1992, 6.400%, 3/01/11

Escambia County, Florida, Pollution Control Revenue Bonds (Champion International Corporation           8/04 at 102.00       BBB
 Project), Series 1994, 6.900%, 8/01/22 (Alternative Minimum Tax)

Escambia County, Florida, Pollution Control Revenue Bonds (Champion International Corporation           9/06 at 102.00      Baa2
 Project), Series 1996, 6.400%, 9/01/30 (Alternative Minimum Tax)

City of Jacksonville, Florida, Industrial Development Revenue Refunding Bonds (Cargill, Inc. Project),  9/02 at 102.00        A+
 Series 1992, 6.400%, 3/01/11

Nassau County, Florida, Pollution Control Revenue Refunding Bonds (ITT Rayonier, Inc. Project),         7/03 at 102.00      BBB-
 Series 1993, 6.200%, 7/01/15
---------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals - 2.4%

Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Revenue Bonds          4/10 at 101.00       N/R
 (National Gypsum Company - Apollo Beach Project), Series 2000B, 7.125%, 4/01/30 (Alternative
 Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 0.1%

Brevard County Educational Facilities Authority, Florida, Educational Facilities Refunding and         11/02 at 102.00      BBB-
 Improvement Revenue Bonds, Series 1992, 6.875%, 11/01/22
---------------------------------------------------------------------------------------------------------------------------------
Healthcare - 12.8%

Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds (Adventist Health System 11/11 at 101.00        A-
 Sunbelt Obligated Group), Series 2001A, 6.000%, 11/15/31

Jacksonville Economic Development Commission, Florida, Mayo Foundation Healthcare Facilities           11/11 at 101.00        AA
 Revenue Bonds (Mayo Clinic Jacksonville), Series 2001A, 5.500%, 11/15/36

City of Lakeland, Florida, Hospital Revenue Refunding Bonds (Lakeland Regional Medical Center          11/06 at 102.00       AAA
 Project), Series 1996, 5.250%, 11/15/25

Martin County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds (Martin Memorial  11/02 at 100.00       AAA
 Hospital), Series 1990A, 7.125%, 11/15/04

City of Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds (Mount Sinai Medical     No Opt. Call        BB
 Center of Florida Project), Series 2001A, 6.125%, 11/15/11

North Broward Hospital District, Florida, Improvement Revenue Bonds, Series 2001, 6.000%, 1/15/31       1/11 at 101.00        A-

Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds (Adventist Health System -  11/05 at 102.00       AAA
 Sunbelt Obligated Group), Series 1995, 5.250%, 11/15/20

Palm Beach County Health Facilities Authority, Florida, Hospital Revenue and Revenue Refunding Bonds   12/11 at 101.00        A+
 (BRCH Corporation Obligated Group), Series 2001, 5.625%, 12/01/31

South Broward Hospital District, Florida, Hospital Revenue Bonds, Series 2002, 5.625%, 5/01/32          5/12 at 101.00        A+

City of Tallahassee, Florida, Health Facilities Revenue Bonds (Tallahassee Memorial HealthCare, Inc.   12/10 at 100.00      Baa1
 Project), Series 2000, 6.375%, 12/01/30
---------------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 19.2%

Housing Finance Authority of Broward County, Florida, Multifamily Housing Revenue Refunding Bonds       2/05 at 102.00       AAA
 (Lakeside Apartments Project), Series 1995, 7.000%, 2/01/25

Housing Finance Authority of Broward County, Florida, Multifamily Housing Revenue Refunding Bonds       8/06 at 102.00       AAA
 (Boardwalk Apartments Project), Series 1996, 6.200%, 8/01/16

Housing Finance Authority of Broward County, Florida, Multifamily Housing Revenue Bonds (The Pier       7/09 at 102.00       N/R
 Club Apartments Project), Series 1999, 7.000%, 7/01/34

Duval County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding Bonds            4/05 at 102.00      BBB-
 (Greentree Place Project), Series 1995, 6.750%, 4/01/25 (Mandatory put 4/01/15)

Florida Housing Finance Agency, General Mortgage Revenue Refunding Bonds, 1992 Series A,                6/02 at 103.00       AAA
 6.400%, 6/01/24

                                                                                                                Market
Description                                                                                                      Value
----------------------------------------------------------------------------------------------------------------------
Basic Materials - 4.8%

Clay County Development Authority, Florida, Industrial Development Revenue Refunding Bonds             $       767,565
 (Cargill, Inc. Project), Series 1992, 6.400%, 3/01/11

Escambia County, Florida, Pollution Control Revenue Bonds (Champion International Corporation                5,758,280
 Project), Series 1994, 6.900%, 8/01/22 (Alternative Minimum Tax)

Escambia County, Florida, Pollution Control Revenue Bonds (Champion International Corporation                8,464,562
 Project), Series 1996, 6.400%, 9/01/30 (Alternative Minimum Tax)

City of Jacksonville, Florida, Industrial Development Revenue Refunding Bonds (Cargill, Inc. Project),         613,794
 Series 1992, 6.400%, 3/01/11

Nassau County, Florida, Pollution Control Revenue Refunding Bonds (ITT Rayonier, Inc. Project),              1,466,445
 Series 1993, 6.200%, 7/01/15
----------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals - 2.4%

Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Revenue Bonds               8,615,200
 (National Gypsum Company - Apollo Beach Project), Series 2000B, 7.125%, 4/01/30 (Alternative
 Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 0.1%

Brevard County Educational Facilities Authority, Florida, Educational Facilities Refunding and                 307,140
 Improvement Revenue Bonds, Series 1992, 6.875%, 11/01/22
----------------------------------------------------------------------------------------------------------------------
Healthcare - 12.8%

Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds (Adventist Health System       3,583,832
 Sunbelt Obligated Group), Series 2001A, 6.000%, 11/15/31

Jacksonville Economic Development Commission, Florida, Mayo Foundation Healthcare Facilities                 8,403,865
 Revenue Bonds (Mayo Clinic Jacksonville), Series 2001A, 5.500%, 11/15/36

City of Lakeland, Florida, Hospital Revenue Refunding Bonds (Lakeland Regional Medical Center                1,752,328
 Project), Series 1996, 5.250%, 11/15/25

Martin County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds (Martin Memorial        2,353,478
 Hospital), Series 1990A, 7.125%, 11/15/04

City of Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds (Mount Sinai Medical        1,994,198
 Center of Florida Project), Series 2001A, 6.125%, 11/15/11

North Broward Hospital District, Florida, Improvement Revenue Bonds, Series 2001, 6.000%, 1/15/31            5,059,700

Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds (Adventist Health System -       10,755,282
 Sunbelt Obligated Group), Series 1995, 5.250%, 11/15/20

Palm Beach County Health Facilities Authority, Florida, Hospital Revenue and Revenue Refunding Bonds         4,908,250
 (BRCH Corporation Obligated Group), Series 2001, 5.625%, 12/01/31

South Broward Hospital District, Florida, Hospital Revenue Bonds, Series 2002, 5.625%, 5/01/32               4,963,950

City of Tallahassee, Florida, Health Facilities Revenue Bonds (Tallahassee Memorial HealthCare, Inc.         2,076,108
 Project), Series 2000, 6.375%, 12/01/30
----------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 19.2%

Housing Finance Authority of Broward County, Florida, Multifamily Housing Revenue Refunding Bonds              634,128
 (Lakeside Apartments Project), Series 1995, 7.000%, 2/01/25

Housing Finance Authority of Broward County, Florida, Multifamily Housing Revenue Refunding Bonds              264,810
 (Boardwalk Apartments Project), Series 1996, 6.200%, 8/01/16

Housing Finance Authority of Broward County, Florida, Multifamily Housing Revenue Bonds (The Pier           10,669,217
 Club Apartments Project), Series 1999, 7.000%, 7/01/34

Duval County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding Bonds                 2,798,145
 (Greentree Place Project), Series 1995, 6.750%, 4/01/25 (Mandatory put 4/01/15)

Florida Housing Finance Agency, General Mortgage Revenue Refunding Bonds, 1992 Series A,                       623,604
 6.400%, 6/01/24

----
6

   Principal                                                                                                      Optional Call
Amount (000) Description                                                                                            Provisions*
--------------------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

             Florida Housing Finance Agency, Housing Revenue Bonds (Antigua Club Apartments Project),
             1995 Series A1:
    $  1,000   6.750%, 8/01/14 (Alternative Minimum Tax)                                                         2/05 at 102.00
       5,000   6.875%, 8/01/26 (Alternative Minimum Tax)                                                         2/05 at 102.00

       1,115 Florida Housing Finance Agency, Housing Revenue Bonds (Brittany of Rosemont Apartments Project),    2/05 at 102.00
              1995 Series C1, 6.875%, 8/01/26 (Alternative Minimum Tax)

             Florida Housing Finance Agency, Housing Revenue Bonds (The Vineyards Project), 1995 Series H:
       1,260   6.400%, 11/01/15                                                                                 11/05 at 102.00
       1,660   6.500%, 11/01/25                                                                                 11/05 at 102.00

       2,000 Florida Housing Finance Agency, Multifamily Housing Revenue Refunding Bonds (Players Club),         8/06 at 102.00
              1991 Series C, 6.200%, 8/01/16

       3,500 Florida Housing Finance Agency, Multifamily Housing Revenue Bonds (Villas of Capri Project),       10/06 at 102.00
              1996 Series H, 6.100%, 4/01/17 (Alternative Minimum Tax)

       1,000 Florida Housing Finance Agency, Multifamily Housing Revenue Bonds (Leigh Meadows Apartments         9/06 at 102.00
              Project), 1996 Series N, 6.300%, 9/01/36 (Alternative Minimum Tax)

       1,000 Florida Housing Finance Agency, Multifamily Housing Revenue Bonds (Stoddert Arms Apartments         9/06 at 102.00
              Project), 1996 Series O, 6.300%, 9/01/36 (Alternative Minimum Tax)

       1,415 Florida Housing Finance Agency, Multifamily Housing Revenue Bonds (GNMA Collateralized -            6/02 at 100.00
              Driftwood Terrace Apartments Project), 1989 Series I, 7.650%, 12/20/31 (Alternative Minimum Tax)

      10,000 Florida Housing Finance Agency, Multifamily Housing Revenue Bonds (Whistlers Cove Apartment         7/08 at 102.00
              Project), Series 1998 T1, 6.500%, 1/01/39 (Alternative Minimum Tax)

      10,000 Florida Housing Finance Corporation, Revenue Bonds (Pembroke Apartments), Series B-144A,              No Opt. Call
              7.750%, 2/01/41

       1,000 Orange County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds (Ashley Point  10/02 at 100.00
              Apartments Project), 1994 Series A, 7.100%, 10/01/24 (Alternative Minimum Tax)

         750 Housing Finance Authority of Palm Beach County, Florida, Multifamily Housing Revenue Bonds          6/08 at 102.00
              (Windsor Park Apartments Project), Series 1998, 5.900%, 6/01/38 (Alternative Minimum Tax)

      13,100 Housing Finance Authority of Palm Beach County, Florida, Multifamily Housing Revenue Bonds          7/10 at 102.00
              (Saddlebrook Apartments Project), Series 2000A, 7.450%, 7/01/40 (Alternative Minimum Tax)
              (Mandatory put 7/01/30)
--------------------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 3.5%

         425 Housing Finance Authority of Broward County, Florida, Home Mortgage Revenue Bonds, 1985 Series A,     No Opt. Call
              0.000%, 4/01/16

       1,825 Housing Finance Authority of Clay County, Florida, Single Family Mortgage Revenue Bonds (Multi-     3/05 at 102.00
              County Program), Series 1995, 6.550%, 3/01/28 (Alternative Minimum Tax)

          56 Housing Finance Authority of Dade County, Florida, Single Family Mortgage Revenue Refunding Bonds,  6/02 at 102.00
              1991 Series D, 6.950%, 12/15/12

          20 Housing Finance Authority of Dade County, Florida, Single Family Mortgage Revenue Bonds,            9/02 at 101.00
              1991 Series E, 7.000%, 3/01/24

       1,000 Housing Finance Authority of Dade County, Florida, Single Family Mortgage Revenue Bonds,            4/05 at 102.00
              Series 1995, 6.700%, 4/01/28 (Alternative Minimum Tax)

         430 Duval County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (GNMA        10/04 at 102.00
              Mortgage-Backed Securities Program), Series 1994, 6.550%, 10/01/15 (Alternative Minimum Tax)

         155 Escambia County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (Multi-    4/05 at 102.00
              County Program), Series 1995, 6.950%, 10/01/27 (Alternative Minimum Tax)

         815 Florida Housing Finance Agency, Single Family Mortgage Revenue Refunding Bonds, Series A,           7/04 at 102.00
              6.250%, 7/01/11

                                                                                                                       Market
Description                                                                                        Ratings**            Value
--------------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily (continued)

Florida Housing Finance Agency, Housing Revenue Bonds (Antigua Club Apartments Project),
1995 Series A1:
  6.750%, 8/01/14 (Alternative Minimum Tax)                                                              AAA $      1,045,790
  6.875%, 8/01/26 (Alternative Minimum Tax)                                                              AAA        5,245,500

Florida Housing Finance Agency, Housing Revenue Bonds (Brittany of Rosemont Apartments Project),         AAA        1,169,747
 1995 Series C1, 6.875%, 8/01/26 (Alternative Minimum Tax)

Florida Housing Finance Agency, Housing Revenue Bonds (The Vineyards Project), 1995 Series H:
  6.400%, 11/01/15                                                                                      BBB-        1,280,614
  6.500%, 11/01/25                                                                                      BBB-        1,674,160

Florida Housing Finance Agency, Multifamily Housing Revenue Refunding Bonds (Players Club),              AAA        2,121,580
 1991 Series C, 6.200%, 8/01/16

Florida Housing Finance Agency, Multifamily Housing Revenue Bonds (Villas of Capri Project),             AAA        3,689,420
 1996 Series H, 6.100%, 4/01/17 (Alternative Minimum Tax)

Florida Housing Finance Agency, Multifamily Housing Revenue Bonds (Leigh Meadows Apartments              AAA        1,039,100
 Project), 1996 Series N, 6.300%, 9/01/36 (Alternative Minimum Tax)

Florida Housing Finance Agency, Multifamily Housing Revenue Bonds (Stoddert Arms Apartments              AAA        1,039,100
 Project), 1996 Series O, 6.300%, 9/01/36 (Alternative Minimum Tax)

Florida Housing Finance Agency, Multifamily Housing Revenue Bonds (GNMA Collateralized -                 AAA        1,418,637
 Driftwood Terrace Apartments Project), 1989 Series I, 7.650%, 12/20/31 (Alternative Minimum Tax)

Florida Housing Finance Agency, Multifamily Housing Revenue Bonds (Whistlers Cove Apartment              N/R        9,504,900
 Project), Series 1998 T1, 6.500%, 1/01/39 (Alternative Minimum Tax)

Florida Housing Finance Corporation, Revenue Bonds (Pembroke Apartments), Series B-144A,                 N/R        9,998,400
 7.750%, 2/01/41

Orange County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds (Ashley Point       BBB+        1,001,180
 Apartments Project), 1994 Series A, 7.100%, 10/01/24 (Alternative Minimum Tax)

Housing Finance Authority of Palm Beach County, Florida, Multifamily Housing Revenue Bonds               N/R          739,313
 (Windsor Park Apartments Project), Series 1998, 5.900%, 6/01/38 (Alternative Minimum Tax)

Housing Finance Authority of Palm Beach County, Florida, Multifamily Housing Revenue Bonds               N/R       13,209,516
 (Saddlebrook Apartments Project), Series 2000A, 7.450%, 7/01/40 (Alternative Minimum Tax)
 (Mandatory put 7/01/30)
--------------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 3.5%

Housing Finance Authority of Broward County, Florida, Home Mortgage Revenue Bonds, 1985 Series A,        AAA          105,702
 0.000%, 4/01/16

Housing Finance Authority of Clay County, Florida, Single Family Mortgage Revenue Bonds (Multi-          Aaa        1,907,673
 County Program), Series 1995, 6.550%, 3/01/28 (Alternative Minimum Tax)

Housing Finance Authority of Dade County, Florida, Single Family Mortgage Revenue Refunding Bonds,       AAA           56,917
 1991 Series D, 6.950%, 12/15/12

Housing Finance Authority of Dade County, Florida, Single Family Mortgage Revenue Bonds,                 Aaa           20,199
 1991 Series E, 7.000%, 3/01/24

Housing Finance Authority of Dade County, Florida, Single Family Mortgage Revenue Bonds,                 AAA        1,047,170
 Series 1995, 6.700%, 4/01/28 (Alternative Minimum Tax)

Duval County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (GNMA              Aaa          445,149
 Mortgage-Backed Securities Program), Series 1994, 6.550%, 10/01/15 (Alternative Minimum Tax)

Escambia County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (Multi-         AAA          162,339
 County Program), Series 1995, 6.950%, 10/01/27 (Alternative Minimum Tax)

Florida Housing Finance Agency, Single Family Mortgage Revenue Refunding Bonds, Series A,                AAA          834,650
 6.250%, 7/01/11

----
7

Portfolio of Investments
NUVEEN FLORIDA MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal
Amount (000) Description
---------------------------------------------------------------------------------------------------------------------
             Housing/Single Family (continued)

             Florida Housing Finance Agency, Single Family Mortgage Revenue Refunding Bonds, Series 1995A:
    $    610   6.550%, 7/01/14 (Alternative Minimum Tax)
         615   6.650%, 1/01/24 (Alternative Minimum Tax)

       1,240 Leon County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (Multi-County
              Program), Series 1995B, 7.300%, 1/01/28 (Alternative Minimum Tax)

         375 Housing Finance Authority of Manatee County, Florida, Single Family Mortgage Revenue Bonds,
              Series 1994 (Subseries 3), 7.600%, 11/01/26 (Alternative Minimum Tax)

       9,050 Orange County Housing Finance Authority, Florida, Homeowner Revenue Bonds, 1999 Series A-2,
              0.000%, 3/01/31

       1,300 Orange County Housing Finance Authority, Florida, Homeowner Revenue Bonds, Series 2002A,
              5.550%, 9/01/33 (Alternative Minimum Tax) (WI, settling 6/06/02)

         455 Housing Finance Authority of Palm Beach County, Florida, Single Family Mortgage Revenue Bonds,
              1990 Series B, 7.600%, 3/01/23

         150 Pinellas County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (Multi-
              County Program), Series 1995A, 6.650%, 8/01/21 (Alternative Minimum Tax)

         145 Pinellas County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (Multi-
              County Program), Series 1998A, 6.850%, 3/01/29 (Alternative Minimum Tax)

       1,030 Polk County Housing Finance Authority, Florida, Single Family Mortgage Revenue Refunding Bonds,
              Series 1991A, 7.150%, 9/01/23
---------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 8.5%

      10,000 City of Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds (Fleet Landing Project),
              Series 1999, 6.000%, 10/01/29

             Escambia County Health Facilities Authority, Florida, Health Facilities Revenue Bonds (Azalea Trace,
             Inc.), Series 1997:
       1,000   6.000%, 1/01/15
       1,595   6.100%, 1/01/19

             Jacksonville Health Facilities Authority, Florida, Tax-Exempt Industrial Development Revenue Bonds
             (National Benevolent Association - Cypress Village Florida Project), Series 1996A:
         690   6.125%, 12/01/16
       1,000   6.250%, 12/01/26

       1,550 Osceola County Industrial Development Authority, Florida, Revenue Bonds (The Evangelical Lutheran
              Good Samaritan Society Project), Series 1991, 6.750%, 5/01/16

       8,000 Palm Beach County Health Facilities Authority, Florida, Retirement Community Revenue Bonds (Adult
              Communities Total Services, Inc. Obligated Group), Series 1996, 5.625%, 11/15/20

       4,000 Palm Beach County, Florida, Industrial Development Revenue Bonds (Lourdes-Noreen McKeen
              Residence for Geriatric Care, Inc. Project), Series 1996, 6.625%, 12/01/26

             Sarasota County Health Facilities Authority, Florida, Health Facilities Revenue Refunding Bonds
             (Sunnyside Properties Project), Series 1995:
         570   5.500%, 5/15/03
         600   5.500%, 5/15/04
         170   5.500%, 5/15/05
       1,000   6.000%, 5/15/10
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 9.8%

             Village of Bolingbrook, Illinois, General Obligation Bonds, Series 1999C Refunding:
       2,540   0.000%, 1/01/29
       7,750   0.000%, 1/01/31
       3,750   0.000%, 1/01/33
       1,325   0.000%, 1/01/34

                                                                                                          Optional Call
Description                                                                                                 Provisions*
------------------------------------------------------------------------------------------------------------------------
Housing/Single Family (continued)

Florida Housing Finance Agency, Single Family Mortgage Revenue Refunding Bonds, Series 1995A:
  6.550%, 7/01/14 (Alternative Minimum Tax)                                                              1/05 at 102.00
  6.650%, 1/01/24 (Alternative Minimum Tax)                                                              1/05 at 102.00

Leon County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (Multi-County         No Opt. Call
 Program), Series 1995B, 7.300%, 1/01/28 (Alternative Minimum Tax)

Housing Finance Authority of Manatee County, Florida, Single Family Mortgage Revenue Bonds,             11/05 at 102.00
 Series 1994 (Subseries 3), 7.600%, 11/01/26 (Alternative Minimum Tax)

Orange County Housing Finance Authority, Florida, Homeowner Revenue Bonds, 1999 Series A-2,               9/08 at 27.73
 0.000%, 3/01/31

Orange County Housing Finance Authority, Florida, Homeowner Revenue Bonds, Series 2002A,                 3/11 at 101.00
 5.550%, 9/01/33 (Alternative Minimum Tax) (WI, settling 6/06/02)

Housing Finance Authority of Palm Beach County, Florida, Single Family Mortgage Revenue Bonds,           9/02 at 101.00
 1990 Series B, 7.600%, 3/01/23

Pinellas County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (Multi-         2/05 at 102.00
 County Program), Series 1995A, 6.650%, 8/01/21 (Alternative Minimum Tax)

Pinellas County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (Multi-         3/07 at 102.00
 County Program), Series 1998A, 6.850%, 3/01/29 (Alternative Minimum Tax)

Polk County Housing Finance Authority, Florida, Single Family Mortgage Revenue Refunding Bonds,          9/02 at 101.00
 Series 1991A, 7.150%, 9/01/23
------------------------------------------------------------------------------------------------------------------------
Long-Term Care - 8.5%

City of Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds (Fleet Landing Project), 10/09 at 101.00
 Series 1999, 6.000%, 10/01/29

Escambia County Health Facilities Authority, Florida, Health Facilities Revenue Bonds (Azalea Trace,
Inc.), Series 1997:
  6.000%, 1/01/15                                                                                        1/07 at 102.00
  6.100%, 1/01/19                                                                                        1/07 at 102.00

Jacksonville Health Facilities Authority, Florida, Tax-Exempt Industrial Development Revenue Bonds
(National Benevolent Association - Cypress Village Florida Project), Series 1996A:
  6.125%, 12/01/16                                                                                      12/06 at 102.00
  6.250%, 12/01/26                                                                                      12/06 at 102.00

Osceola County Industrial Development Authority, Florida, Revenue Bonds (The Evangelical Lutheran       11/02 at 101.00
 Good Samaritan Society Project), Series 1991, 6.750%, 5/01/16

Palm Beach County Health Facilities Authority, Florida, Retirement Community Revenue Bonds (Adult       11/06 at 102.00
 Communities Total Services, Inc. Obligated Group), Series 1996, 5.625%, 11/15/20

Palm Beach County, Florida, Industrial Development Revenue Bonds (Lourdes-Noreen McKeen                 12/06 at 102.00
 Residence for Geriatric Care, Inc. Project), Series 1996, 6.625%, 12/01/26

Sarasota County Health Facilities Authority, Florida, Health Facilities Revenue Refunding Bonds
(Sunnyside Properties Project), Series 1995:
  5.500%, 5/15/03                                                                                          No Opt. Call
  5.500%, 5/15/04                                                                                          No Opt. Call
  5.500%, 5/15/05                                                                                          No Opt. Call
  6.000%, 5/15/10                                                                                        5/06 at 102.00
------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 9.8%

Village of Bolingbrook, Illinois, General Obligation Bonds, Series 1999C Refunding:
  0.000%, 1/01/29                                                                                         1/09 at 33.86
  0.000%, 1/01/31                                                                                         1/09 at 30.33
  0.000%, 1/01/33                                                                                         1/09 at 27.10
  0.000%, 1/01/34                                                                                         1/09 at 25.64

Description                                                                                             Ratings**
------------------------------------------------------------------------------------------------------------------
Housing/Single Family (continued)

Florida Housing Finance Agency, Single Family Mortgage Revenue Refunding Bonds, Series 1995A:
  6.550%, 7/01/14 (Alternative Minimum Tax)                                                                   AAA
  6.650%, 1/01/24 (Alternative Minimum Tax)                                                                   AAA

Leon County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (Multi-County            AAA
 Program), Series 1995B, 7.300%, 1/01/28 (Alternative Minimum Tax)

Housing Finance Authority of Manatee County, Florida, Single Family Mortgage Revenue Bonds,                   Aaa
 Series 1994 (Subseries 3), 7.600%, 11/01/26 (Alternative Minimum Tax)

Orange County Housing Finance Authority, Florida, Homeowner Revenue Bonds, 1999 Series A-2,                   Aaa
 0.000%, 3/01/31

Orange County Housing Finance Authority, Florida, Homeowner Revenue Bonds, Series 2002A,                      Aaa
 5.550%, 9/01/33 (Alternative Minimum Tax) (WI, settling 6/06/02)

Housing Finance Authority of Palm Beach County, Florida, Single Family Mortgage Revenue Bonds,                Aaa
 1990 Series B, 7.600%, 3/01/23

Pinellas County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (Multi-              AAA
 County Program), Series 1995A, 6.650%, 8/01/21 (Alternative Minimum Tax)

Pinellas County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (Multi-              Aaa
 County Program), Series 1998A, 6.850%, 3/01/29 (Alternative Minimum Tax)

Polk County Housing Finance Authority, Florida, Single Family Mortgage Revenue Refunding Bonds,               Aaa
 Series 1991A, 7.150%, 9/01/23
------------------------------------------------------------------------------------------------------------------
Long-Term Care - 8.5%

City of Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds (Fleet Landing Project),         A
 Series 1999, 6.000%, 10/01/29

Escambia County Health Facilities Authority, Florida, Health Facilities Revenue Bonds (Azalea Trace,
Inc.), Series 1997:
  6.000%, 1/01/15                                                                                             N/R
  6.100%, 1/01/19                                                                                             N/R

Jacksonville Health Facilities Authority, Florida, Tax-Exempt Industrial Development Revenue Bonds
(National Benevolent Association - Cypress Village Florida Project), Series 1996A:
  6.125%, 12/01/16                                                                                           Baa2
  6.250%, 12/01/26                                                                                           Baa2

Osceola County Industrial Development Authority, Florida, Revenue Bonds (The Evangelical Lutheran             AAA
 Good Samaritan Society Project), Series 1991, 6.750%, 5/01/16

Palm Beach County Health Facilities Authority, Florida, Retirement Community Revenue Bonds (Adult              A-
 Communities Total Services, Inc. Obligated Group), Series 1996, 5.625%, 11/15/20

Palm Beach County, Florida, Industrial Development Revenue Bonds (Lourdes-Noreen McKeen                         A
 Residence for Geriatric Care, Inc. Project), Series 1996, 6.625%, 12/01/26

Sarasota County Health Facilities Authority, Florida, Health Facilities Revenue Refunding Bonds
(Sunnyside Properties Project), Series 1995:
  5.500%, 5/15/03                                                                                             N/R
  5.500%, 5/15/04                                                                                             N/R
  5.500%, 5/15/05                                                                                             N/R
  6.000%, 5/15/10                                                                                             N/R
------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 9.8%

Village of Bolingbrook, Illinois, General Obligation Bonds, Series 1999C Refunding:
  0.000%, 1/01/29                                                                                             AAA
  0.000%, 1/01/31                                                                                             AAA
  0.000%, 1/01/33                                                                                             AAA
  0.000%, 1/01/34                                                                                             AAA

                                                                                                                 Market
Description                                                                                                       Value
-----------------------------------------------------------------------------------------------------------------------
Housing/Single Family (continued)

Florida Housing Finance Agency, Single Family Mortgage Revenue Refunding Bonds, Series 1995A:
  6.550%, 7/01/14 (Alternative Minimum Tax)                                                             $       645,124
  6.650%, 1/01/24 (Alternative Minimum Tax)                                                                     643,499

Leon County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (Multi-County            1,413,240
 Program), Series 1995B, 7.300%, 1/01/28 (Alternative Minimum Tax)

Housing Finance Authority of Manatee County, Florida, Single Family Mortgage Revenue Bonds,                     397,358
 Series 1994 (Subseries 3), 7.600%, 11/01/26 (Alternative Minimum Tax)

Orange County Housing Finance Authority, Florida, Homeowner Revenue Bonds, 1999 Series A-2,                   1,658,503
 0.000%, 3/01/31

Orange County Housing Finance Authority, Florida, Homeowner Revenue Bonds, Series 2002A,                      1,306,487
 5.550%, 9/01/33 (Alternative Minimum Tax) (WI, settling 6/06/02)

Housing Finance Authority of Palm Beach County, Florida, Single Family Mortgage Revenue Bonds,                  462,380
 1990 Series B, 7.600%, 3/01/23

Pinellas County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (Multi-                155,939
 County Program), Series 1995A, 6.650%, 8/01/21 (Alternative Minimum Tax)

Pinellas County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds (Multi-                146,662
 County Program), Series 1998A, 6.850%, 3/01/29 (Alternative Minimum Tax)

Polk County Housing Finance Authority, Florida, Single Family Mortgage Revenue Refunding Bonds,               1,041,536
 Series 1991A, 7.150%, 9/01/23
-----------------------------------------------------------------------------------------------------------------------
Long-Term Care - 8.5%

City of Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds (Fleet Landing Project),      10,188,500
 Series 1999, 6.000%, 10/01/29

Escambia County Health Facilities Authority, Florida, Health Facilities Revenue Bonds (Azalea Trace,
Inc.), Series 1997:
  6.000%, 1/01/15                                                                                               965,720
  6.100%, 1/01/19                                                                                             1,492,378

Jacksonville Health Facilities Authority, Florida, Tax-Exempt Industrial Development Revenue Bonds
(National Benevolent Association - Cypress Village Florida Project), Series 1996A:
  6.125%, 12/01/16                                                                                              685,356
  6.250%, 12/01/26                                                                                              949,880

Osceola County Industrial Development Authority, Florida, Revenue Bonds (The Evangelical Lutheran             1,595,570
 Good Samaritan Society Project), Series 1991, 6.750%, 5/01/16

Palm Beach County Health Facilities Authority, Florida, Retirement Community Revenue Bonds (Adult             8,012,640
 Communities Total Services, Inc. Obligated Group), Series 1996, 5.625%, 11/15/20

Palm Beach County, Florida, Industrial Development Revenue Bonds (Lourdes-Noreen McKeen                       4,252,280
 Residence for Geriatric Care, Inc. Project), Series 1996, 6.625%, 12/01/26

Sarasota County Health Facilities Authority, Florida, Health Facilities Revenue Refunding Bonds
(Sunnyside Properties Project), Series 1995:
  5.500%, 5/15/03                                                                                               577,353
  5.500%, 5/15/04                                                                                               612,834
  5.500%, 5/15/05                                                                                               173,601
  6.000%, 5/15/10                                                                                               954,960
-----------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 9.8%

Village of Bolingbrook, Illinois, General Obligation Bonds, Series 1999C Refunding:
  0.000%, 1/01/29                                                                                               545,617
  0.000%, 1/01/31                                                                                             1,478,778
  0.000%, 1/01/33                                                                                               631,575
  0.000%, 1/01/34                                                                                               210,529

----
8

   Principal
Amount (000) Description
------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

             State of Florida, Full Faith and Credit, Department of Transportation, Right-of-Way Acquisition and
             Bridge Construction Bonds, Series 2002:
    $  5,465   5.250%, 7/01/20
       6,180   5.000%, 7/01/31

       2,165 State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds,
              Series 1985, 9.125%, 6/01/14

             State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds,
             1996 Series B:
       2,220   4.750%, 6/01/21
       4,120   4.500%, 6/01/27

       5,000 State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds,
              1997 Series B, 4.750%, 6/01/23

       3,000 State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay
              Refunding Bonds, 1999 Series B, 4.500%, 6/01/24

             Palm Beach County, Florida, General Obligation Bonds (Recreational and Cultural Facilities Program),
             Series 1999A:
       1,560   5.750%, 8/01/18
       1,970   5.750%, 8/01/19

         635 Township of Piscataway, New Jersey, General Obligation Bonds, Series 2001, 5.000%, 8/15/19
------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 7.9%

         850 Beacon Tradeport Community Development District, Miami-Dade County, Florida, Special Assessment
              Bonds (Commercial Project), Series 2002A, 5.625%, 5/01/32

       1,050 Dade County, Florida, Special Obligation and Refunding Bonds, Series 1996B, 5.000%, 10/01/35

       5,000 Hernando County, Florida, Revenue Bonds (Criminal Justice Complex Financing Program), Series 1986,
               7.650%, 7/01/16

       3,000 Hillsborough County School District, Florida, Sales Tax Revenue Bonds, Series 2002, 5.375%, 10/01/20

         250 City of Jacksonville, Florida, Excise Tax Revenue Refunding Bonds, Series 1992, 6.500%, 10/01/13

         585 Martin County, Florida, Special Assessment Bonds (Tropical Farms Water and Sewer Special
              Assessment District), Series 1995, 5.900%, 11/01/11

       1,000 Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds (City Center - Historic
              Convention Village), Series 1993, 5.875%, 12/01/22 (Alternative Minimum Tax)

       3,760 Miami-Dade County, Florida, Industrial Development Revenue Bonds (BAC Funding Corporation Project),
              Series 2000A, 5.375%, 10/01/30

       1,750 Northern Palm Beach County Improvement District, Florida, Water Control and Development Bonds
              (Unit of Development No. 9B), Series 1999, 6.000%, 8/01/29

       5,550 Okaloosa County, Florida, Fourth Cent Tourist Development Tax Revenue Bonds, Series 2000,
              5.625%, 10/01/30

       1,245 Osceola County Industrial Development Authority, Florida, Industrial Development Revenue Bonds
              (P.M. Wells Charter School Project), Series 2001A, 5.000%, 8/01/26

         560 Tamarac, Florida, Sales Tax Revenue Bonds, Series 2002, 5.000%, 4/01/18

       3,300 City of Tampa, Florida, Utilities Tax Improvement Bonds, Series 1996, 0.000%, 4/01/17
------------------------------------------------------------------------------------------------------------------------
             Transportation - 13.2%

       6,000 Broward County, Florida, Airport System Revenue Bonds, 2001 Series J-1, 5.250%, 10/01/26
              (Alternative Minimum Tax)

       8,000 City of Chicago, Illinois, O'Hare International Airport, Special Facility Revenue Bonds (United Air Lines,
              Inc. Project), Series 2001A, 6.375%, 11/01/35 (Alternative Minimum Tax) (Mandatory put 5/01/13)

       1,000 Dade County, Florida, Aviation Revenue Bonds, 1992 Series B, 6.550%, 10/01/13 (Alternative
              Minimum Tax)

                                                                                                             Optional Call
Description                                                                                                    Provisions*
---------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General (continued)

State of Florida, Full Faith and Credit, Department of Transportation, Right-of-Way Acquisition and
Bridge Construction Bonds, Series 2002:
  5.250%, 7/01/20                                                                                           7/12 at 101.00
  5.000%, 7/01/31                                                                                           7/12 at 101.00

State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds,     No Opt. Call
 Series 1985, 9.125%, 6/01/14

State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds,
1996 Series B:
  4.750%, 6/01/21                                                                                           6/07 at 101.00
  4.500%, 6/01/27                                                                                           6/07 at 101.00

State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds,   6/08 at 101.00
 1997 Series B, 4.750%, 6/01/23

State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay          6/09 at 101.00
 Refunding Bonds, 1999 Series B, 4.500%, 6/01/24

Palm Beach County, Florida, General Obligation Bonds (Recreational and Cultural Facilities Program),
Series 1999A:
  5.750%, 8/01/18                                                                                           8/09 at 100.00
  5.750%, 8/01/19                                                                                           8/09 at 100.00

Township of Piscataway, New Jersey, General Obligation Bonds, Series 2001, 5.000%, 8/15/19                    No Opt. Call
---------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 7.9%

Beacon Tradeport Community Development District, Miami-Dade County, Florida, Special Assessment             5/12 at 102.00
 Bonds (Commercial Project), Series 2002A, 5.625%, 5/01/32

Dade County, Florida, Special Obligation and Refunding Bonds, Series 1996B, 5.000%, 10/01/35               10/06 at 102.00

Hernando County, Florida, Revenue Bonds (Criminal Justice Complex Financing Program), Series 1986,            No Opt. Call
  7.650%, 7/01/16

Hillsborough County School District, Florida, Sales Tax Revenue Bonds, Series 2002, 5.375%, 10/01/20       10/11 at 100.00

City of Jacksonville, Florida, Excise Tax Revenue Refunding Bonds, Series 1992, 6.500%, 10/01/13           10/02 at 102.00

Martin County, Florida, Special Assessment Bonds (Tropical Farms Water and Sewer Special                   11/05 at 100.00
 Assessment District), Series 1995, 5.900%, 11/01/11

Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds (City Center - Historic             12/04 at 102.00
 Convention Village), Series 1993, 5.875%, 12/01/22 (Alternative Minimum Tax)

Miami-Dade County, Florida, Industrial Development Revenue Bonds (BAC Funding Corporation Project),        10/10 at 102.00
 Series 2000A, 5.375%, 10/01/30

Northern Palm Beach County Improvement District, Florida, Water Control and Development Bonds               8/09 at 101.00
 (Unit of Development No. 9B), Series 1999, 6.000%, 8/01/29

Okaloosa County, Florida, Fourth Cent Tourist Development Tax Revenue Bonds, Series 2000,                  10/10 at 101.00
 5.625%, 10/01/30

Osceola County Industrial Development Authority, Florida, Industrial Development Revenue Bonds              8/11 at 101.00
 (P.M. Wells Charter School Project), Series 2001A, 5.000%, 8/01/26

Tamarac, Florida, Sales Tax Revenue Bonds, Series 2002, 5.000%, 4/01/18                                     4/12 at 100.00

City of Tampa, Florida, Utilities Tax Improvement Bonds, Series 1996, 0.000%, 4/01/17                         No Opt. Call
---------------------------------------------------------------------------------------------------------------------------
Transportation - 13.2%

Broward County, Florida, Airport System Revenue Bonds, 2001 Series J-1, 5.250%, 10/01/26                   10/11 at 101.00
 (Alternative Minimum Tax)

City of Chicago, Illinois, O'Hare International Airport, Special Facility Revenue Bonds (United Air Lines,    No Opt. Call
 Inc. Project), Series 2001A, 6.375%, 11/01/35 (Alternative Minimum Tax) (Mandatory put 5/01/13)

Dade County, Florida, Aviation Revenue Bonds, 1992 Series B, 6.550%, 10/01/13 (Alternative                 10/02 at 102.00
 Minimum Tax)

Description                                                                                                Ratings**
---------------------------------------------------------------------------------------------------------------------
Tax Obligation/General (continued)

State of Florida, Full Faith and Credit, Department of Transportation, Right-of-Way Acquisition and
Bridge Construction Bonds, Series 2002:
  5.250%, 7/01/20                                                                                                AA+
  5.000%, 7/01/31                                                                                                AAA

State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds,        AA+
 Series 1985, 9.125%, 6/01/14

State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds,
1996 Series B:
  4.750%, 6/01/21                                                                                                AA+
  4.500%, 6/01/27                                                                                                AA+

State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds,        AAA
 1997 Series B, 4.750%, 6/01/23

State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay               AAA
 Refunding Bonds, 1999 Series B, 4.500%, 6/01/24

Palm Beach County, Florida, General Obligation Bonds (Recreational and Cultural Facilities Program),
Series 1999A:
  5.750%, 8/01/18                                                                                                AAA
  5.750%, 8/01/19                                                                                                AAA

Township of Piscataway, New Jersey, General Obligation Bonds, Series 2001, 5.000%, 8/15/19                       Aaa
---------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 7.9%

Beacon Tradeport Community Development District, Miami-Dade County, Florida, Special Assessment                   AA
 Bonds (Commercial Project), Series 2002A, 5.625%, 5/01/32

Dade County, Florida, Special Obligation and Refunding Bonds, Series 1996B, 5.000%, 10/01/35                     AAA

Hernando County, Florida, Revenue Bonds (Criminal Justice Complex Financing Program), Series 1986,               AAA
  7.650%, 7/01/16

Hillsborough County School District, Florida, Sales Tax Revenue Bonds, Series 2002, 5.375%, 10/01/20             AAA

City of Jacksonville, Florida, Excise Tax Revenue Refunding Bonds, Series 1992, 6.500%, 10/01/13                 AAA

Martin County, Florida, Special Assessment Bonds (Tropical Farms Water and Sewer Special                          A2
 Assessment District), Series 1995, 5.900%, 11/01/11

Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds (City Center - Historic                  Baa1
 Convention Village), Series 1993, 5.875%, 12/01/22 (Alternative Minimum Tax)

Miami-Dade County, Florida, Industrial Development Revenue Bonds (BAC Funding Corporation Project),              AAA
 Series 2000A, 5.375%, 10/01/30

Northern Palm Beach County Improvement District, Florida, Water Control and Development Bonds                    N/R
 (Unit of Development No. 9B), Series 1999, 6.000%, 8/01/29

Okaloosa County, Florida, Fourth Cent Tourist Development Tax Revenue Bonds, Series 2000,                        AAA
 5.625%, 10/01/30

Osceola County Industrial Development Authority, Florida, Industrial Development Revenue Bonds                   AAA
 (P.M. Wells Charter School Project), Series 2001A, 5.000%, 8/01/26

Tamarac, Florida, Sales Tax Revenue Bonds, Series 2002, 5.000%, 4/01/18                                          AAA

City of Tampa, Florida, Utilities Tax Improvement Bonds, Series 1996, 0.000%, 4/01/17                            AAA
---------------------------------------------------------------------------------------------------------------------
Transportation - 13.2%

Broward County, Florida, Airport System Revenue Bonds, 2001 Series J-1, 5.250%, 10/01/26                         AAA
 (Alternative Minimum Tax)

City of Chicago, Illinois, O'Hare International Airport, Special Facility Revenue Bonds (United Air Lines,       N/R
 Inc. Project), Series 2001A, 6.375%, 11/01/35 (Alternative Minimum Tax) (Mandatory put 5/01/13)

Dade County, Florida, Aviation Revenue Bonds, 1992 Series B, 6.550%, 10/01/13 (Alternative                       AAA
 Minimum Tax)

                                                                                                                    Market
Description                                                                                                          Value
--------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General (continued)

State of Florida, Full Faith and Credit, Department of Transportation, Right-of-Way Acquisition and
Bridge Construction Bonds, Series 2002:
  5.250%, 7/01/20                                                                                          $     5,596,324
  5.000%, 7/01/31                                                                                                5,990,954

State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds,        2,971,722
 Series 1985, 9.125%, 6/01/14

State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds,
1996 Series B:
  4.750%, 6/01/21                                                                                                2,127,470
  4.500%, 6/01/27                                                                                                3,655,346

State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds,        4,748,250
 1997 Series B, 4.750%, 6/01/23

State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay               2,724,870
 Refunding Bonds, 1999 Series B, 4.500%, 6/01/24

Palm Beach County, Florida, General Obligation Bonds (Recreational and Cultural Facilities Program),
Series 1999A:
  5.750%, 8/01/18                                                                                                1,665,908
  5.750%, 8/01/19                                                                                                2,093,874

Township of Piscataway, New Jersey, General Obligation Bonds, Series 2001, 5.000%, 8/15/19                         652,342
--------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 7.9%

Beacon Tradeport Community Development District, Miami-Dade County, Florida, Special Assessment                    862,716
 Bonds (Commercial Project), Series 2002A, 5.625%, 5/01/32

Dade County, Florida, Special Obligation and Refunding Bonds, Series 1996B, 5.000%, 10/01/35                     1,014,101

Hernando County, Florida, Revenue Bonds (Criminal Justice Complex Financing Program), Series 1986,               6,516,350
  7.650%, 7/01/16

Hillsborough County School District, Florida, Sales Tax Revenue Bonds, Series 2002, 5.375%, 10/01/20             3,097,560

City of Jacksonville, Florida, Excise Tax Revenue Refunding Bonds, Series 1992, 6.500%, 10/01/13                   258,588

Martin County, Florida, Special Assessment Bonds (Tropical Farms Water and Sewer Special                           611,302
 Assessment District), Series 1995, 5.900%, 11/01/11

Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds (City Center - Historic                   1,008,200
 Convention Village), Series 1993, 5.875%, 12/01/22 (Alternative Minimum Tax)

Miami-Dade County, Florida, Industrial Development Revenue Bonds (BAC Funding Corporation Project),              3,822,341
 Series 2000A, 5.375%, 10/01/30

Northern Palm Beach County Improvement District, Florida, Water Control and Development Bonds                    1,737,068
 (Unit of Development No. 9B), Series 1999, 6.000%, 8/01/29

Okaloosa County, Florida, Fourth Cent Tourist Development Tax Revenue Bonds, Series 2000,                        5,950,988
 5.625%, 10/01/30

Osceola County Industrial Development Authority, Florida, Industrial Development Revenue Bonds                   1,210,040
 (P.M. Wells Charter School Project), Series 2001A, 5.000%, 8/01/26

Tamarac, Florida, Sales Tax Revenue Bonds, Series 2002, 5.000%, 4/01/18                                            567,566

City of Tampa, Florida, Utilities Tax Improvement Bonds, Series 1996, 0.000%, 4/01/17                            1,566,873
--------------------------------------------------------------------------------------------------------------------------
Transportation - 13.2%

Broward County, Florida, Airport System Revenue Bonds, 2001 Series J-1, 5.250%, 10/01/26                         5,890,380
 (Alternative Minimum Tax)

City of Chicago, Illinois, O'Hare International Airport, Special Facility Revenue Bonds (United Air Lines,       4,227,120
 Inc. Project), Series 2001A, 6.375%, 11/01/35 (Alternative Minimum Tax) (Mandatory put 5/01/13)

Dade County, Florida, Aviation Revenue Bonds, 1992 Series B, 6.550%, 10/01/13 (Alternative                       1,032,850
 Minimum Tax)

----
9

Portfolio of Investments
NUVEEN FLORIDA MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal
Amount (000) Description
-----------------------------------------------------------------------------------------------------------------------
             Transportation (continued)

    $ 11,000 Dallas-Fort Worth International Airport Facilities Improvement Corporation, Texas, Revenue Refunding
              Bonds (American Airlines), Series 2000C, 6.150%, 5/01/29 (Alternative Minimum Tax) (Mandatory
              put 11/01/07)

       4,000 Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,
              5.125%, 10/01/21 (Alternative Minimum Tax)

       1,000 Hillsborough County Aviation Authority, Florida, Tampa International Airport Revenue Bonds,
              Series 1996B, 5.875%, 10/01/23

      10,065 Lee County, Florida, Airport Revenue Bonds, Series 2000A, 5.750%, 10/01/22 (Alternative Minimum
              Tax)

       4,000 Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), Series 2002,
              5.750%, 10/01/20 (Alternative Minimum Tax)

             Sanford Airport Authority, Florida, Industrial Development Revenue Bonds (Central Florida Terminals,
             Inc. Project), Series 1995A:
       3,000   7.500%, 5/01/15 (Alternative Minimum Tax)
       3,270   7.750%, 5/01/21 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 5.6%

         255 Dade County, Florida, Special Obligation Bonds (Courthouse Center Project), Series 1994,
              6.300%, 4/01/14 (Pre-refunded to 4/01/04)

       1,500 Dade County Health Facilities Authority, Florida, Hospital Revenue Bonds (Baptist Hospital of Miami
              Project), Series 1991A, 5.750%, 5/01/21

             State of Florida, Full Faith and Credit, Broward County Expressway Authority, General Obligation Bonds,
             Series 1984:
       4,000   9.875%, 7/01/09
       1,000   10.000%, 7/01/14

         335 State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds,
              Series 1985, 9.125%, 6/01/14

       1,500 State of Florida, Certificates of Participation (The Department of Corrections), Series 1994,
              6.000%, 3/01/14 (Pre-refunded to 3/01/04)

         145 Orange County, Florida, Sales Tax Revenue Bonds, Series 1989, 6.125%, 1/01/19

       1,250 Orlando Utilities Commission, Florida, Water and Electric Subordinated Revenue Bonds, Series 1992A,
              6.000%, 10/01/20 (Pre-refunded to 10/01/02)

       5,000 Sunrise Lakes Phase 4 Recreation District, Florida, General Obligation Revenue Bonds, Series 1995A,
              6.750%, 8/01/24 (Pre-refunded to 8/01/05)

       2,000 City of Tampa, Florida, Allegany Health System Revenue Bonds (St. Joseph's Hospital, Inc. Issue),
              Series 1994, 6.500%, 12/01/23 (Pre-refunded to 12/01/04)
-----------------------------------------------------------------------------------------------------------------------
             Utilities - 8.1%

       6,000 Citrus County, Florida, Pollution Control Refunding Revenue Bonds (Florida Power Corporation - Crystal
              River Power Plant Project), Series 1992A, 6.625%, 1/01/27

       2,500 Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds (Tampa
              Electric Company Project), Series 1991, 7.875%, 8/01/21

       3,000 Jacksonville Electric Authority, Florida, Electric System Revenue Bonds, 2001 Series C,
              5.000%, 10/01/26

      10,000 City of Lakeland, Florida, Energy System Revenue Bonds, Series 2000B, 5.500%, 10/01/40

       1,000 Orlando Utilities Commission, Florida, Water and Electric Subordinated Revenue Bonds, Series 1989D,
              6.750%, 10/01/17

       4,000 Pinellas County, Florida, Pollution Control Refunding Revenue Bonds (Florida Power Corporation)
              (Anclote and Bartow Power Plants Project), Series 1991, 7.200%, 12/01/14

       2,000 St. Lucie County, Florida, Solid Waste Disposal Revenue Bonds (Florida Power and Light Company
              Project), Series 1992, 6.700%, 5/01/27 (Alternative Minimum Tax)

                                                                                                            Optional Call
Description                                                                                                   Provisions*
--------------------------------------------------------------------------------------------------------------------------
Transportation (continued)

Dallas-Fort Worth International Airport Facilities Improvement Corporation, Texas, Revenue Refunding      11/07 at 100.00
 Bonds (American Airlines), Series 2000C, 6.150%, 5/01/29 (Alternative Minimum Tax) (Mandatory
 put 11/01/07)

Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,              10/12 at 100.00
 5.125%, 10/01/21 (Alternative Minimum Tax)

Hillsborough County Aviation Authority, Florida, Tampa International Airport Revenue Bonds,               10/06 at 102.00
 Series 1996B, 5.875%, 10/01/23

Lee County, Florida, Airport Revenue Bonds, Series 2000A, 5.750%, 10/01/22 (Alternative Minimum           10/10 at 101.00
 Tax)

Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), Series 2002,            10/12 at 100.00
 5.750%, 10/01/20 (Alternative Minimum Tax)

Sanford Airport Authority, Florida, Industrial Development Revenue Bonds (Central Florida Terminals,
Inc. Project), Series 1995A:
  7.500%, 5/01/15 (Alternative Minimum Tax)                                                                5/06 at 102.00
  7.750%, 5/01/21 (Alternative Minimum Tax)                                                                5/06 at 102.00
--------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 5.6%

Dade County, Florida, Special Obligation Bonds (Courthouse Center Project), Series 1994,                   4/04 at 102.00
 6.300%, 4/01/14 (Pre-refunded to 4/01/04)

Dade County Health Facilities Authority, Florida, Hospital Revenue Bonds (Baptist Hospital of Miami          No Opt. Call
 Project), Series 1991A, 5.750%, 5/01/21

State of Florida, Full Faith and Credit, Broward County Expressway Authority, General Obligation Bonds,
Series 1984:
  9.875%, 7/01/09                                                                                            No Opt. Call
  10.000%, 7/01/14                                                                                           No Opt. Call

State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds,  6/02 at 100.00
 Series 1985, 9.125%, 6/01/14

State of Florida, Certificates of Participation (The Department of Corrections), Series 1994,              3/04 at 102.00
 6.000%, 3/01/14 (Pre-refunded to 3/01/04)

Orange County, Florida, Sales Tax Revenue Bonds, Series 1989, 6.125%, 1/01/19                              7/02 at 100.00

Orlando Utilities Commission, Florida, Water and Electric Subordinated Revenue Bonds, Series 1992A,       10/02 at 102.00
 6.000%, 10/01/20 (Pre-refunded to 10/01/02)

Sunrise Lakes Phase 4 Recreation District, Florida, General Obligation Revenue Bonds, Series 1995A,        8/05 at 102.00
 6.750%, 8/01/24 (Pre-refunded to 8/01/05)

City of Tampa, Florida, Allegany Health System Revenue Bonds (St. Joseph's Hospital, Inc. Issue),         12/04 at 102.00
 Series 1994, 6.500%, 12/01/23 (Pre-refunded to 12/01/04)
--------------------------------------------------------------------------------------------------------------------------
Utilities - 8.1%

Citrus County, Florida, Pollution Control Refunding Revenue Bonds (Florida Power Corporation - Crystal     7/02 at 102.00
 River Power Plant Project), Series 1992A, 6.625%, 1/01/27

Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds (Tampa      8/02 at 102.00
 Electric Company Project), Series 1991, 7.875%, 8/01/21

Jacksonville Electric Authority, Florida, Electric System Revenue Bonds, 2001 Series C,                   10/06 at 100.00
 5.000%, 10/01/26

City of Lakeland, Florida, Energy System Revenue Bonds, Series 2000B, 5.500%, 10/01/40                    10/10 at 100.00

Orlando Utilities Commission, Florida, Water and Electric Subordinated Revenue Bonds, Series 1989D,          No Opt. Call
 6.750%, 10/01/17

Pinellas County, Florida, Pollution Control Refunding Revenue Bonds (Florida Power Corporation)            6/02 at 101.00
 (Anclote and Bartow Power Plants Project), Series 1991, 7.200%, 12/01/14

St. Lucie County, Florida, Solid Waste Disposal Revenue Bonds (Florida Power and Light Company            11/02 at 102.00
 Project), Series 1992, 6.700%, 5/01/27 (Alternative Minimum Tax)

Description                                                                                                Ratings**
------------------------------------------------------------------------------------------------------------------------
Transportation (continued)

Dallas-Fort Worth International Airport Facilities Improvement Corporation, Texas, Revenue Refunding             BB
 Bonds (American Airlines), Series 2000C, 6.150%, 5/01/29 (Alternative Minimum Tax) (Mandatory
 put 11/01/07)

Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,                    AAA
 5.125%, 10/01/21 (Alternative Minimum Tax)

Hillsborough County Aviation Authority, Florida, Tampa International Airport Revenue Bonds,                     AAA
 Series 1996B, 5.875%, 10/01/23

Lee County, Florida, Airport Revenue Bonds, Series 2000A, 5.750%, 10/01/22 (Alternative Minimum                 AAA
 Tax)

Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), Series 2002,                  AAA
 5.750%, 10/01/20 (Alternative Minimum Tax)

Sanford Airport Authority, Florida, Industrial Development Revenue Bonds (Central Florida Terminals,
Inc. Project), Series 1995A:
  7.500%, 5/01/15 (Alternative Minimum Tax)                                                                     N/R
  7.750%, 5/01/21 (Alternative Minimum Tax)                                                                     N/R
------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 5.6%

Dade County, Florida, Special Obligation Bonds (Courthouse Center Project), Series 1994,                      A3***
 6.300%, 4/01/14 (Pre-refunded to 4/01/04)

Dade County Health Facilities Authority, Florida, Hospital Revenue Bonds (Baptist Hospital of Miami             AAA
 Project), Series 1991A, 5.750%, 5/01/21

State of Florida, Full Faith and Credit, Broward County Expressway Authority, General Obligation Bonds,
Series 1984:
  9.875%, 7/01/09                                                                                               AAA
  10.000%, 7/01/14                                                                                              AAA

State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds,       AAA
 Series 1985, 9.125%, 6/01/14

State of Florida, Certificates of Participation (The Department of Corrections), Series 1994,                 AA***
 6.000%, 3/01/14 (Pre-refunded to 3/01/04)

Orange County, Florida, Sales Tax Revenue Bonds, Series 1989, 6.125%, 1/01/19                                   AAA

Orlando Utilities Commission, Florida, Water and Electric Subordinated Revenue Bonds, Series 1992A,          Aa2***
 6.000%, 10/01/20 (Pre-refunded to 10/01/02)

Sunrise Lakes Phase 4 Recreation District, Florida, General Obligation Revenue Bonds, Series 1995A,             BBB-***
 6.750%, 8/01/24 (Pre-refunded to 8/01/05)

City of Tampa, Florida, Allegany Health System Revenue Bonds (St. Joseph's Hospital, Inc. Issue),               AAA
 Series 1994, 6.500%, 12/01/23 (Pre-refunded to 12/01/04)
------------------------------------------------------------------------------------------------------------------------
Utilities - 8.1%

Citrus County, Florida, Pollution Control Refunding Revenue Bonds (Florida Power Corporation - Crystal           A1
 River Power Plant Project), Series 1992A, 6.625%, 1/01/27

Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds (Tampa            A1
 Electric Company Project), Series 1991, 7.875%, 8/01/21

Jacksonville Electric Authority, Florida, Electric System Revenue Bonds, 2001 Series C,                          AA
 5.000%, 10/01/26

City of Lakeland, Florida, Energy System Revenue Bonds, Series 2000B, 5.500%, 10/01/40                          AAA

Orlando Utilities Commission, Florida, Water and Electric Subordinated Revenue Bonds, Series 1989D,             Aa2
 6.750%, 10/01/17

Pinellas County, Florida, Pollution Control Refunding Revenue Bonds (Florida Power Corporation)                  A2
 (Anclote and Bartow Power Plants Project), Series 1991, 7.200%, 12/01/14

St. Lucie County, Florida, Solid Waste Disposal Revenue Bonds (Florida Power and Light Company                  Aa3
 Project), Series 1992, 6.700%, 5/01/27 (Alternative Minimum Tax)

                                                                                                                   Market
Description                                                                                                         Value
-------------------------------------------------------------------------------------------------------------------------
Transportation (continued)

Dallas-Fort Worth International Airport Facilities Improvement Corporation, Texas, Revenue Refunding      $    10,257,720
 Bonds (American Airlines), Series 2000C, 6.150%, 5/01/29 (Alternative Minimum Tax) (Mandatory
 put 11/01/07)

Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,                    3,937,040
 5.125%, 10/01/21 (Alternative Minimum Tax)

Hillsborough County Aviation Authority, Florida, Tampa International Airport Revenue Bonds,                     1,053,300
 Series 1996B, 5.875%, 10/01/23

Lee County, Florida, Airport Revenue Bonds, Series 2000A, 5.750%, 10/01/22 (Alternative Minimum                10,437,808
 Tax)

Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), Series 2002,                  4,191,760
 5.750%, 10/01/20 (Alternative Minimum Tax)

Sanford Airport Authority, Florida, Industrial Development Revenue Bonds (Central Florida Terminals,
Inc. Project), Series 1995A:
  7.500%, 5/01/15 (Alternative Minimum Tax)                                                                     2,968,740
  7.750%, 5/01/21 (Alternative Minimum Tax)                                                                     3,240,570
-------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 5.6%

Dade County, Florida, Special Obligation Bonds (Courthouse Center Project), Series 1994,                          278,355
 6.300%, 4/01/14 (Pre-refunded to 4/01/04)

Dade County Health Facilities Authority, Florida, Hospital Revenue Bonds (Baptist Hospital of Miami             1,642,920
 Project), Series 1991A, 5.750%, 5/01/21

State of Florida, Full Faith and Credit, Broward County Expressway Authority, General Obligation Bonds,
Series 1984:
  9.875%, 7/01/09                                                                                               5,243,400
  10.000%, 7/01/14                                                                                              1,454,840

State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds,         458,243
 Series 1985, 9.125%, 6/01/14

State of Florida, Certificates of Participation (The Department of Corrections), Series 1994,                   1,648,080
 6.000%, 3/01/14 (Pre-refunded to 3/01/04)

Orange County, Florida, Sales Tax Revenue Bonds, Series 1989, 6.125%, 1/01/19                                     167,424

Orlando Utilities Commission, Florida, Water and Electric Subordinated Revenue Bonds, Series 1992A,             1,293,363
 6.000%, 10/01/20 (Pre-refunded to 10/01/02)

Sunrise Lakes Phase 4 Recreation District, Florida, General Obligation Revenue Bonds, Series 1995A,             5,684,200
 6.750%, 8/01/24 (Pre-refunded to 8/01/05)

City of Tampa, Florida, Allegany Health System Revenue Bonds (St. Joseph's Hospital, Inc. Issue),               2,241,400
 Series 1994, 6.500%, 12/01/23 (Pre-refunded to 12/01/04)
-------------------------------------------------------------------------------------------------------------------------
Utilities - 8.1%

Citrus County, Florida, Pollution Control Refunding Revenue Bonds (Florida Power Corporation - Crystal          6,137,400
 River Power Plant Project), Series 1992A, 6.625%, 1/01/27

Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds (Tampa           2,584,725
 Electric Company Project), Series 1991, 7.875%, 8/01/21

Jacksonville Electric Authority, Florida, Electric System Revenue Bonds, 2001 Series C,                         2,911,440
 5.000%, 10/01/26

City of Lakeland, Florida, Energy System Revenue Bonds, Series 2000B, 5.500%, 10/01/40                         10,243,500

Orlando Utilities Commission, Florida, Water and Electric Subordinated Revenue Bonds, Series 1989D,             1,214,140
 6.750%, 10/01/17

Pinellas County, Florida, Pollution Control Refunding Revenue Bonds (Florida Power Corporation)                 4,056,240
 (Anclote and Bartow Power Plants Project), Series 1991, 7.200%, 12/01/14

St. Lucie County, Florida, Solid Waste Disposal Revenue Bonds (Florida Power and Light Company                  2,042,060
 Project), Series 1992, 6.700%, 5/01/27 (Alternative Minimum Tax)

----
10

   Principal                                                                                                    Optional Call
Amount (000) Description                                                                                          Provisions*
------------------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 3.8%

    $    705 City of Callaway, Bay County, Florida, Wastewater System Revenue Bonds, Series 1996A,             9/06 at 102.00
              6.000%, 9/01/26

             City of Clearwater, Florida, Water and Sewer Revenue Refunding Bonds, Series 1998:
       2,155   0.000%, 12/01/12                                                                                12/08 at 85.42
       1,000   0.000%, 12/01/13                                                                                12/08 at 80.93

       1,000 Town of Davie, Florida, Water and Sewer Improvement and Refunding Revenue Bonds, Series 1992,    10/02 at 102.00
              6.250%, 10/01/17

         600 The City of Daytona Beach, Florida, Water and Sewer Revenue Bonds, Series 1992, 6.000%, 11/15/14 11/02 at 102.00

       2,000 Escambia County Utilities Authority, Florida, Utility System Revenue Bonds, Series 1992B,           No Opt. Call
              0.000%, 1/01/15

             Manatee County, Florida, Public Utilities Revenue Refunding and Improvement Bonds, Series 1991C:
       1,850   0.000%, 10/01/08                                                                                  No Opt. Call
       2,800   0.000%, 10/01/09                                                                                  No Opt. Call

       4,600 City of Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2001, 5.125%, 9/01/31       9/11 at 100.00

         165 City of Tampa, Florida, Water and Sewer Systems Revenue Bonds, Series 1992A, 6.000%, 10/01/17    10/02 at 101.00
------------------------------------------------------------------------------------------------------------------------------
    $381,346 Total Investments (cost $352,723,857) - 99.7%
------------------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.3%                                                             ---------------
             ------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                                ---------------
             ------------------------------------------------------------------------------------------------

                                                                                                                    Market
Description                                                                                      Ratings**           Value
--------------------------------------------------------------------------------------------------------------------------
Water and Sewer - 3.8%

City of Callaway, Bay County, Florida, Wastewater System Revenue Bonds, Series 1996A,                  AAA $       748,781
 6.000%, 9/01/26

City of Clearwater, Florida, Water and Sewer Revenue Refunding Bonds, Series 1998:
  0.000%, 12/01/12                                                                                     AAA       1,307,611
  0.000%, 12/01/13                                                                                     AAA         570,040

Town of Davie, Florida, Water and Sewer Improvement and Refunding Revenue Bonds, Series 1992,          AAA       1,032,900
 6.250%, 10/01/17

The City of Daytona Beach, Florida, Water and Sewer Revenue Bonds, Series 1992, 6.000%, 11/15/14       AAA         621,204

Escambia County Utilities Authority, Florida, Utility System Revenue Bonds, Series 1992B,              AAA       1,085,620
 0.000%, 1/01/15

Manatee County, Florida, Public Utilities Revenue Refunding and Improvement Bonds, Series 1991C:
  0.000%, 10/01/08                                                                                     AAA       1,450,972
  0.000%, 10/01/09                                                                                     AAA       2,081,460

City of Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2001, 5.125%, 9/01/31            AAA       4,544,660

City of Tampa, Florida, Water and Sewer Systems Revenue Bonds, Series 1992A, 6.000%, 10/01/17          AAA         168,570
--------------------------------------------------------------------------------------------------------------------------
Total Investments (cost $352,723,857) - 99.7%                                                         357,390,525
--------------------------------------------------------------------------------------------------------------------------

Other Assets Less Liabilities - 0.3%                                                             ---------         987,374
------------------------------------------------------------------------------------------------  ---------------
Net Assets - 100%                                                                                --------- $   358,377,899
------------------------------------------------------------------------------------------------  ---------------

           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
          (WI)Security purchased on a when-issued basis.


                                See accompanying notes to financial statements.

----
11

Statement of Assets and Liabilities
NUVEEN FLORIDA MUNICIPAL BOND FUND
May 31, 2002

--------------------------------------------------------------------------------

   Assets
   Investments in municipal securities, at market value        $357,390,525
   Receivables:
     Interest                                                     5,638,677
     Investments sold                                               488,748
     Shares sold                                                  1,531,246
   Other assets                                                      16,291
   -------------------------------------------------------------------------
       Total assets                                             365,065,487
   -------------------------------------------------------------------------
   Liabilities
   Cash overdraft                                                 3,711,387
   Payables:
     Investments purchased                                        1,300,000
     Shares redeemed                                                806,297
   Accrued expenses:
     Management fees                                                162,592
     12b-1 distribution and service fees                             79,318
     Other                                                          147,853
   Dividends payable                                                480,141
   -------------------------------------------------------------------------
       Total liabilities                                          6,687,588
   -------------------------------------------------------------------------
   Net assets                                                  $358,377,899
   -------------------------------------------------------------------------
   Class A Shares
   Net assets                                                 $ 244,023,449
   Shares outstanding                                            23,732,736
   Net asset value and redemption price per share             $       10.28
   Offering price per share (net asset value per share plus
    maximum sales charge of 4.20% of offering price)          $       10.73
   -------------------------------------------------------------------------
   Class B Shares
   Net assets                                                 $  28,119,987
   Shares outstanding                                             2,736,804
   Net asset value, offering and redemption price per share   $       10.27
   -------------------------------------------------------------------------
   Class C Shares
   Net assets                                                 $  25,932,363
   Shares outstanding                                             2,522,753
   Net asset value, offering and redemption price per share   $       10.28
   -------------------------------------------------------------------------
   Class R Shares
   Net assets                                                 $  60,302,100
   Shares outstanding                                             5,868,988
   Net asset value, offering and redemption price per share   $       10.27
   -------------------------------------------------------------------------

   Net Assets Consist of:
   -------------------------------------------------------------------------
   Capital paid-in                                            $ 352,890,804
   Undistributed (Over-distribution of) net investment income       (96,327)
   Accumulated net realized gain from investment transactions       916,754
   Net unrealized appreciation of investments                     4,666,668
   -------------------------------------------------------------------------
   Net assets                                                 $ 358,377,899
   -------------------------------------------------------------------------


                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12

Statement of Operations
NUVEEN FLORIDA MUNICIPAL BOND FUND
Year Ended May 31, 2002

--------------------------------------------------------------------------------

Investment Income                                                    $21,570,142
---------------------------------------------------------------------------------
Expenses
Management fees                                                        1,900,244
12b-1 service fees - Class A                                             489,737
12b-1 distribution and service fees - Class B                            237,994
12b-1 distribution and service fees - Class C                            170,553
Shareholders' servicing agent fees and expenses                          221,805
Custodian's fees and expenses                                            148,294
Trustees' fees and expenses                                                9,129
Professional fees                                                         16,008
Shareholders' reports - printing and mailing expenses                     54,994
Federal and state registration fees                                        7,234
Other expenses                                                            11,869
---------------------------------------------------------------------------------
Total expenses before custodian fee credit                             3,267,861
  Custodian fee credit                                                   (45,789)
---------------------------------------------------------------------------------
Net expenses                                                           3,222,072
---------------------------------------------------------------------------------
Net investment income                                                 18,348,070
---------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain from investment transactions                         2,054,888
Net change in unrealized appreciation or depreciation of investments  (3,925,900)
---------------------------------------------------------------------------------
Net gain (loss) from investments                                      (1,871,012)
---------------------------------------------------------------------------------
Net increase in net assets from operations                           $16,477,058
---------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13

Statement of Changes in Net Assets
NUVEEN FLORIDA MUNICIPAL BOND FUND

                                                                                        Year Ended    Year Ended
                                                                                           5/31/02       5/31/01
----------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                $ 18,348,070  $ 18,507,624
Net realized gain from investment transactions                                          2,054,888     1,115,078
Net change in unrealized appreciation or depreciation of investments                   (3,925,900)   10,862,894
----------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                             16,477,058    30,485,596
----------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
  Class A                                                                             (13,032,394)  (13,113,017)
  Class B                                                                              (1,143,288)     (912,909)
  Class C                                                                              (1,089,646)     (864,928)
  Class R                                                                              (3,345,660)   (3,227,589)
----------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                             (18,610,988)  (18,118,443)
----------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                       53,427,355    38,206,430
Net proceeds from shares issued to shareholders due to reinvestment of distributions    5,618,999     5,298,688
----------------------------------------------------------------------------------------------------------------
                                                                                       59,046,354    43,505,118
Cost of shares redeemed                                                               (39,655,322)  (56,515,449)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                     19,391,032   (13,010,331)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                                  17,257,102      (643,178)
Net assets at the beginning of year                                                   341,120,797   341,763,975
----------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                        $358,377,899  $341,120,797
----------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year        $    (96,327) $    154,037
----------------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Florida Municipal Bond Fund (the "Fund"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

The Fund seeks to provide high tax-free income and preservation of capital through investments in a diversified portfolio of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in the Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Fund may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 2002, the Fund had an outstanding when-issued purchase commitment of $1,300,000.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities for financial reporting purposes.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. All monthly tax-exempt income dividends paid during the fiscal year ended May 31, 2002, have been designated Exempt Interest Dividends.

Flexible Sales Charge Program
The Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.


--------------------------------------------------------------------------------
15

Derivative Financial Instruments
The Fund may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the fiscal year ended May 31, 2002.

Expense Allocation
Expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
The Fund has an agreement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Change in Accounting Policy
As required, effective June 1, 2001, the Fund has adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. Prior to June 1, 2001, the Fund did not accrete taxable market discount on debt securities until they were sold. The cumulative effect of this accounting change had no impact on the total net assets or the net asset values of the Fund, but resulted in an increase in the cost of securities and a corresponding decrease in net unrealized appreciation of $12,554 based on securities held by the Fund on June 1, 2001. The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

The effect of this change for the fiscal year ended May 31, 2002, was to increase investment income with a corresponding decrease in net unrealized appreciation of $2,560.

This change had no material effect on the Financial Highlights for the fiscal year ended May 31, 2002.

2. Fund Shares

Transactions in Fund shares were as follows:

                                 Year Ended                Year Ended
                                   5/31/02                   5/31/01
                          ------------------------  ------------------------
                               Shares        Amount      Shares        Amount
  ---------------------------------------------------------------------------
  Shares sold:
    Class A                3,222,359  $ 33,442,023   2,335,701  $ 24,067,026
    Class B                  769,265     7,947,677     656,986     6,776,367
    Class C                  859,734     8,909,183     464,931     4,792,735
    Class R                  301,829     3,128,472     250,444     2,570,302
  Shares issued to shareholders due to reinvestment
   of distributions:
    Class A                  294,002     3,048,464     284,033     2,919,082
    Class B                   23,057       238,744      19,530       200,725
    Class C                   23,081       239,175      19,159       197,029
    Class R                  201,974     2,092,616     192,915     1,981,852
  ---------------------------------------------------------------------------
                           5,695,301    59,046,354   4,223,699    43,505,118
  ---------------------------------------------------------------------------
  Shares redeemed:
    Class A               (2,983,269)  (30,850,421) (4,508,112)  (46,333,933)
    Class B                 (245,954)   (2,549,109)   (239,903)   (2,465,509)
    Class C                 (290,837)   (3,008,339)   (274,459)   (2,810,993)
    Class R                 (315,093)   (3,247,453)   (477,453)   (4,905,014)
  ---------------------------------------------------------------------------
                          (3,835,153)  (39,655,322) (5,499,927)  (56,515,449)
  ---------------------------------------------------------------------------
  Net increase (decrease)  1,860,148  $ 19,391,032  (1,276,228) $(13,010,331)
  -----------------------
  ---------------------------------------------------------------------------


----
16

3. Subsequent Event - Distributions to Shareholders

The Fund declared dividend distributions from its tax-exempt net investment income which were paid on July 1, 2002, to shareholders of record on June 7, 2002, as follows:

--------------------------------------------------------------------------------

                           Dividend per share:
                             Class A           $.0450
                             Class B            .0385
                             Class C            .0405
                             Class R            .0470
                           --------------------------

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities during the fiscal year ended May 31, 2002, aggregated $68,096,871 and $58,437,842, respectively. There were no purchases or sales (including maturities) of investments in short-term securities during the fiscal year ended May 31, 2002.

5. Income Tax Information

The following information is presented on an income tax basis as of May 31, 2002. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

The cost of investments owned was $352,708,743.

The net unrealized appreciation of investments aggregated $4,681,782 of which $12,617,636 related to appreciated securities and $7,935,854 related to depreciated securities.

The tax components of undistributed net investment income and realized gains at May 31, 2002, were as follows:

                ------------------------------------------------
                Undistributed tax-exempt income       $1,433,312
                Undistributed ordinary income*                --
                Undistributed long-term capital gains    916,754
                ------------------------------------------------

The tax character of distributions paid during the fiscal year ended May 31, 2002, were as follows:

             ------------------------------------------------------
             Distributions from tax-exempt income       $18,567,375
             Distributions from ordinary income*                 --
             Distributions from long-term capital gains          --
             ------------------------------------------------------

* Ordinary income consists of taxable market discount income and short-term capital gains, if any.

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, the Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of the Fund as follows:

                 Average Daily Net Assets       Management Fee
                 ----------------------------------------------
                 For the first $125 million         .5500 of 1%
                 For the next $125 million          .5375 of 1
                 For the next $250 million          .5250 of 1
                 For the next $500 million          .5125 of 1
                 For the next $1 billion            .5000 of 1
                 For the next $3 billion            .4750 of 1
                 For net assets over $5 billion     .4500 of 1
                 ----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.



----
17

During the fiscal year ended May 31, 2002, Nuveen Investments (the "Distributor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, all of which were paid out as concessions to authorized dealers as follows:

                -----------------------------------------------
                Sales charges collected (unaudited)    $500,826
                Paid to authorized dealers (unaudited)  500,826
                -----------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended May 31, 2002, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                    ----------------------------------------
                    Commission advances (unaudited) $447,645
                    ----------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended May 31, 2002, the Distributor retained such 12b-1 fees as follows:

                    ----------------------------------------
                    12b-1 fees retained (unaudited) $247,723
                    ----------------------------------------

The remaining 12b-1 fees charged to the Fund were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended May 31, 2002, as follows:

                       ---------------------------------
                       CDSC retained (unaudited) $77,386
                       ---------------------------------


--------------------------------------------------------------------------------
18

Financial Highlights

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                       Investment Operations       Less Distributions
                     -------------------------  -----------------------                     --------


FLORIDA


                                    Net            From
                              Realized/          and in
                             Unrealized          Excess
           Beginning     Net    Invest-          of Net                   Ending              Ending
                 Net Invest-       ment         Invest-                      Net                 Net
Year Ended     Asset    ment       Gain            ment  Capital           Asset     Total    Assets
May 31,        Value  Income     (Loss)   Total  Income    Gains   Total   Value Return(a)     (000)
-----------------------------------------------------------------------------------------------------
Class A (6/90)
   2002       $10.34    $.54      $(.05) $ .49    $(.55)   $  --  $(.55) $10.28       4.84% $244,023
   2001         9.97     .56        .36    .92     (.55)      --   (.55)  10.34       9.35   239,837
   2000        10.76     .54       (.77)  (.23)    (.55)    (.01)  (.56)   9.97      (2.17)  250,178
   1999        10.94     .55       (.14)   .41     (.55)    (.04)  (.59)  10.76       3.78   297,505
   1998        10.60     .56        .34    .90     (.55)    (.01)  (.56)  10.94       8.67   292,399
Class B (2/97)
   2002        10.33     .47       (.06)   .41     (.47)      --   (.47)  10.27       4.06    28,120
   2001         9.96     .48        .36    .84     (.47)      --   (.47)  10.33       8.53    22,629
   2000        10.77     .46       (.79)  (.33)    (.47)    (.01)  (.48)   9.96      (3.10)   17,476
   1999        10.95     .47       (.14)   .33     (.47)    (.04)  (.51)  10.77       3.05    15,768
   1998        10.61     .48        .35    .83     (.48)    (.01)  (.49)  10.95       7.89     5,266
Class C (9/95)
   2002        10.34     .49       (.05)   .44     (.50)      --   (.50)  10.28       4.29    25,932
   2001         9.97     .50        .36    .86     (.49)      --   (.49)  10.34       8.78    19,961
   2000        10.77     .48       (.78)  (.30)    (.49)    (.01)  (.50)   9.97      (2.79)   17,167
   1999        10.95     .49       (.14)   .35     (.49)    (.04)  (.53)  10.77       3.22    16,034
   1998        10.60     .50        .36    .86     (.50)    (.01)  (.51)  10.95       8.20     7,646
Class R (2/97)
   2002        10.33     .56       (.05)   .51     (.57)      --   (.57)  10.27       5.07    60,302
   2001         9.96     .58        .35    .93     (.56)      --   (.56)  10.33       9.54    58,694
   2000        10.76     .56       (.78)  (.22)    (.57)    (.01)  (.58)   9.96      (2.07)   56,943
   1999        10.94     .57       (.14)   .43     (.57)    (.04)  (.61)  10.76       4.01    61,496
   1998        10.60     .58        .35    .93     (.58)    (.01)  (.59)  10.94       8.91    56,428
-----------------------------------------------------------------------------------------------------

Class (Inception Date)


             Before Credit/         After          After Credit/
             Reimbursement     Reimbursement(b)   Reimbursement(c)
FLORIDA    -----------------  -----------------  -----------------
                       Ratio              Ratio              Ratio
                      of Net             of Net             of Net
                     Invest-            Invest-            Invest-
           Ratio of     ment  Ratio of     ment  Ratio of     ment
           Expenses   Income  Expenses   Income  Expenses   Income
                 to       to        to       to        to       to
            Average  Average   Average  Average   Average  Average  Portfolio
Year Ended      Net      Net       Net      Net       Net      Net   Turnover
May 31,      Assets   Assets    Assets   Assets    Assets   Assets       Rate
------------------------------------------------------------------------------
Class A (6/90)
   2002         .87%    5.24%      .87%    5.24%      .86%    5.25%        17%
   2001         .88     5.42       .88     5.42       .87     5.43         22
   2000        1.02     5.27      1.02     5.27      1.01     5.28         18
   1999         .84     5.00       .84     5.00       .84     5.00         19
   1998         .84     5.13       .84     5.13       .84     5.13         14
Class B (2/97)
   2002        1.62     4.49      1.62     4.49      1.61     4.50         17
   2001        1.63     4.67      1.63     4.67      1.62     4.68         22
   2000        1.79     4.52      1.79     4.52      1.78     4.53         18
   1999        1.59     4.25      1.59     4.25      1.59     4.25         19
   1998        1.59     4.35      1.59     4.35      1.59     4.35         14
Class C (9/95)
   2002        1.42     4.69      1.42     4.69      1.41     4.70         17
   2001        1.43     4.87      1.43     4.87      1.42     4.88         22
   2000        1.59     4.72      1.59     4.72      1.58     4.73         18
   1999        1.39     4.45      1.39     4.45      1.39     4.45         19
   1998        1.39     4.58      1.39     4.58      1.39     4.58         14
Class R (2/97)
   2002         .67     5.44       .67     5.44       .66     5.45         17
   2001         .68     5.62       .68     5.62       .67     5.63         22
   2000         .83     5.47       .83     5.47       .82     5.48         18
   1999         .64     5.20       .64     5.20       .64     5.20         19
   1998         .64     5.33       .64     5.33       .64     5.33         14
------------------------------------------------------------------------------

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.


                                See accompanying notes to financial statements.

----
19

Report of Independent Accountants


To the Board of Trustees and Shareholders of Nuveen Multistate Trust I:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nuveen Florida Municipal Bond Fund (one of the portfolios constituting Nuveen Multistate Trust I, hereafter referred to as the "Fund") at May 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 2002 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The financial statements and financial highlights of the Fund as of May 31, 2001 and for the periods then ended and prior were audited by other independent accountants whose report dated July 11, 2001 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

Chicago, Illinois
July 15, 2002


----
20

                                     Notes

----
21

--------------------------------------------------------------------------------
  Trustees and Officers
================================================================================

The management of the Funds, including general supervision of the duties performed for the Funds under the Management Agreement, is the responsibility of the Board of Trustees of the Funds. The number of trustees of the Funds is currently set at seven, one of whom is an "interested person" (as the term is defined in the Investment Company Act of 1940) and six of whom are not interested persons. None of the trustees who are not interested persons of the Funds have ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

The Funds' Statement of Additional Information ("SAI") includes more information about the Trustees. To request a free copy, call Nuveen Investments at (800) 257-8787.

                                                                                                            Number of
                                               Year First                                                 Portfolios in
Name,                       Position(s)        Elected or   Principal Occupation(s)                       Fund Complex
Birthdate                   Held with        Appointed and  Including other Directorships                  Overseen by
and Address                 the Fund         Term of Office During Past 5 Years                              Trustee
-----------------------------------------------------------------------------------------------------------------------
Trustee who is an interested person of the Funds:
-----------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1) Chairman of the    1994 Term    Chairman and Director (since July 1996) of         130
3/28/1949                   Board, President Indefinite (2) The John Nuveen Company, Nuveen Investments,
333 W. Wacker Drive         and Trustee                     Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                           Institutional Advisory Corp.; prior thereto,
                                                            Executive Vice President and Director of The
                                                            John Nuveen Company and Nuveen Investments;
                                                            Director (since 1992) and Chairman (since
                                                            1996) of Nuveen Advisory Corp. and Nuveen
                                                            Institutional Advisory Corp.; Chairman and
                                                            Director (since January 1997) of Nuveen
                                                            Asset Management, Inc.; Director (since
                                                            1996) of Institutional Capital Corporation;
                                                            Chairman and Director (since 1999) of
                                                            Rittenhouse Financial Services Inc.; Chief
                                                            Executive Officer (since September 1999) of
                                                            Nuveen Senior Loan Asset Management Inc.

Trustees who are not interested persons of the Funds:
-----------------------------------------------------------------------------------------------------------------------
Robert P. Bremner           Trustee            1997 Term    Private Investor and Management Consultant.        112
8/22/1940                                    Indefinite (2)
333 W. Wacker Drive
Chicago, IL 60606
-----------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown           Trustee            1993 Term    Retired (August 1989) as Senior Vice               112
7/29/1934                                    Indefinite (2) President of The Northern Trust Company.
333 W. Wacker Drive
Chicago, IL 60606
-----------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri        Trustee            1994 Term    Retired (2002); formerly, Executive Director       112
1/26/1933                                    Indefinite (2) (since 1998) of Manitoga (Center for Russel
333 W. Wacker Drive                                         Wright's Design with Nature); prior thereto,
Chicago, IL 60606                                           President and Chief Executive Officer of
                                                            Blanton-Peale Institutes of Religion and
                                                            Health (since December 1990); prior thereto,
                                                            Vice President, Metropolitan Life Insurance
                                                            Co.
-----------------------------------------------------------------------------------------------------------------------
Peter R. Sawers             Trustee            1991 Term    Adjunct Professor of Business and Economics,       112
4/3/1933                                     Indefinite (2) University of Dubuque, Iowa; Director,
333 W. Wacker Drive                                         Executive Service Corps of Chicago
Chicago, IL 60606                                           (not-for-profit); Director, Hadley School
                                                            for the Blind (not-for-profit); formerly
                                                            (1991-2000) Adjunct Professor, Lake Forest
                                                            Graduate School of Management, Lake Forest,
                                                            Illinois; prior thereto, Executive Director,
                                                            Towers Perrin Australia, a management
                                                            consulting firm; Chartered Financial
                                                            Analyst; Certified Management Consultant.
-----------------------------------------------------------------------------------------------------------------------
William J. Schneider        Trustee            1997 Term    Senior Partner and Chief Operating Officer,        112
9/24/1944                                    Indefinite (2) Miller-Valentine Group, Vice President,
333 W. Wacker Drive                                         Miller-Valentine Realty, a development and
Chicago, IL 60606                                           contract company; Chair, Miami Valley
                                                            Hospital; Vice Chair, Miami Valley Economic
                                                            Development Coalition; formerly, Member,
                                                            Community Advisory Board, National City
                                                            Bank, Dayton, Ohio; and Business Advisory
                                                            Council, Cleveland Federal Reserve Bank.
-----------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale         Trustee            1997 Term    Executive Director, Gaylord and Dorothy            112
12/29/1947                                   Indefinite (2) Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                                         thereto, Executive Director, Great Lakes
Chicago, IL 60606                                           Protection Fund (from 1990 to 1994).

----
22

--------------------------------------------------------------------------------

                                                                                                      Number of
                                                                                                    Portfolios in
Name,                 Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate             Held with           Elected or  Including other Directorships                  Overseen by
and Address           the Fund           Appointed(3) During Past 5 Years                              Officer
-----------------------------------------------------------------------------------------------------------------

Officers of the Funds:


-----------------------------------------------------------------------------------------------------------------
Michael T. Atkinson   Vice President         2002     Vice President (since January 2002),               130
2/3/1966                                              formerly, Assistant Vice President (since
333 W. Wacker Drive                                   2000), previously, Associate of Nuveen
Chicago, IL 60606                                     Investments.


-----------------------------------------------------------------------------------------------------------------
Paul L. Brennan       Vice President         2002     Vice President (since January 2002),               126
11/10/1966                                            formerly, Assistant Vice President, of
333 W. Wacker Drive                                   Nuveen Advisory Corp.
Chicago, IL 60606


-----------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo     Vice President and     1999     Vice President of Nuveen Investments (since        130
11/28/1967            Treasurer                       January 1999), prior thereto, Assistant Vice
333 W. Wacker Drive                                   President (from January 1997); formerly,
Chicago, IL 60606                                     Associate of Nuveen Investments; Vice
                                                      President and Treasurer (since September
                                                      1999) of Nuveen Senior Loan Asset Management
                                                      Inc.; Chartered Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Michael S. Davern     Vice President         1997     Vice President of Nuveen Advisory Corp.            126
6/26/1957
333 W. Wacker Drive
Chicago, IL 60606


-----------------------------------------------------------------------------------------------------------------
Susan M. DeSanto      Vice President         2001     Vice President of Nuveen Advisory Corp.            130
9/8/1954                                              (since August 2001); previously, Vice
333 W. Wacker Drive                                   President of Van Kampen Investment Advisory
Chicago, IL 60606                                     Corp. (since 1998); prior thereto, Assistant
                                                      Vice President of Van Kampen Investment
                                                      Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
Jessica R. Droeger    Vice President         2002     Vice President (since January 2002) and            130
9/24/1964                                             Assistant General Counsel (since May 1998),
333 W. Wacker Drive                                   formerly Assistant Vice President of Nuveen
Chicago, IL 60606                                     Investments; Assistant Vice President and
                                                      Assistant Secretary (since 1998) of Nuveen
                                                      Advisory Corp. and Nuveen Institutional
                                                      Advisory Corp.; prior thereto, Associate at
                                                      the law firm D'Ancona Partners LLC


-----------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson     Vice President         1998     Vice President of Nuveen Investments; Vice         130
10/24/1945                                            President (since January 1998) of Nuveen
333 W. Wacker Drive                                   Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                     Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
William M. Fitzgerald Vice President         1995     Managing Director of Nuveen Advisory Corp.         130
3/2/1964                                              and Nuveen Institutional Advisory Corp.
333 W. Wacker Drive                                   (since February 2001); prior thereto, Vice
Chicago, IL 60606                                     President of Nuveen Advisory Corp.;
                                                      Chartered Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Stephen D. Foy        Vice President and     1998     Vice President of Nuveen Investments and           130
5/31/1954             Controller                      (since May 1998) The John Nuveen Company;
333 W. Wacker Drive                                   Vice President (since September 1999) of
Chicago, IL 60606                                     Nuveen Senior Loan Asset Management Inc.;
                                                      Certified Public Accountant.


-----------------------------------------------------------------------------------------------------------------
J. Thomas Futrell     Vice President         1992     Vice President of Nuveen Advisory Corp.;           126
7/5/1955                                              Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606


-----------------------------------------------------------------------------------------------------------------
Richard A. Huber      Vice President         1997     Vice President of Nuveen Institutional             126
3/26/1963                                             Advisory Corp. (since March 1998) and Nuveen
333 W. Wacker Drive                                   Advisory Corp.
Chicago, IL 60606

----
23

--------------------------------------------------------------------------------
  Trustees and Officers (continued)
================================================================================

                                                                                                        Number of
                                                                                                      Portfolios in
Name,                   Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate               Held with           Elected or  Including other Directorships                  Overseen by
and Address             the Fund           Appointed(3) During Past 5 Years                              Officer
-------------------------------------------------------------------------------------------------------------------

Steven J. Krupa         Vice President         1990     Vice President of Nuveen Advisory Corp.            126
8/21/1957
333 W. Wacker Drive
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
David J. Lamb           Vice President         2000     Vice President (since March 2000) of Nuveen        130
3/22/1963                                               Investments, previously Assistant Vice
333 W. Wacker Drive                                     President (since January 1999); prior
Chicago, IL 60606                                       thereto, Associate of Nuveen Investments;
                                                        Certified Public Accountant.


-------------------------------------------------------------------------------------------------------------------
Tina M. Lazar           Vice President         2002     Vice President (since 1999), previously,           130
8/27/1961                                               Assistant Vice President (since 1993) of
333 W. Wacker Drive                                     Nuveen Investments.
Chicago, IL 60606
-------------------------------------------------------------------------------------------------------------------
Larry W. Martin         Vice President and     1992     Vice President, Assistant Secretary and            130
7/27/1951               Assistant                       Assistant General Counsel of Nuveen
333 W. Wacker Drive     Secretary                       Investments; Vice President and Assistant
Chicago, IL 60606                                       Secretary of Nuveen Advisory Corp. and
                                                        Nuveen Institutional Advisory Corp.; Vice
                                                        President and Assistant Secretary of The
                                                        John Nuveen Company and Nuveen Asset
                                                        Management, Inc.; Vice President and
                                                        Assistant Secretary (since September 1999)
                                                        of Nuveen Senior Loan Asset Management Inc.


-------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV     Vice President         1996     Managing Director (since September 1997),          130
7/7/1965                                                previously Vice President of Nuveen Advisory
333 W. Wacker Drive                                     Corp. and Nuveen Institutional Advisory
Chicago, IL 60606                                       Corp.; Chartered Financial Analyst.


-------------------------------------------------------------------------------------------------------------------
Thomas J. O'Shaughnessy Vice President         2002     Vice President (since January 2002),               126
9/4/1960                                                formerly, Assistant Vice President (1998),
333 W. Wacker Drive                                     of Nuveen Advisory Corp.; prior thereto,
Chicago, IL 60606                                       Portfolio Manager.


-------------------------------------------------------------------------------------------------------------------
Thomas C. Spalding, Jr. Vice President         1982     Vice President of Nuveen Advisory Corp. and        126
7/31/1951                                               Nuveen Institutional Advisory Corp.;
333 W. Wacker Drive                                     Chartered Financial Analyst.
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman    Vice President and     1992     Managing Director (since January 2002),            130
9/9/1956                Secretary                       Assistant Secretary and Associate General
333 W. Wacker Drive                                     Counsel, formerly Assistant General Counsel
Chicago, IL 60606                                       and Vice President of Nuveen Investments;
                                                        Managing Director (since January 2002),
                                                        General Counsel and Assistant Secretary,
                                                        formerly Vice President of Nuveen Advisory
                                                        Corp. and Nuveen Institutional Advisory
                                                        Corp.; Vice President and Assistant
                                                        Secretary of The John Nuveen Company;
                                                        Managing Director (since January 2002), and
                                                        Assistant Secretary (since September 1999),
                                                        formerly Vice President of Nuveen Senior
                                                        Loan Asset Management Inc.; Managing
                                                        Director (since January 2002), Assistant
                                                        Secretary and Associate General Counsel,
                                                        formerly Vice President (since 2000), of
                                                        Nuveen Asset Management Inc.; Chartered
                                                        Financial Analyst.

(1)Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and director of Nuveen Advisory Corp.
(2)Trustees serve an indefinite term until his/her successor is elected.
(3)Officers serve one year terms through July of each year.

----
24

Fund Information
================================================================================
Fund Manager
Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel
Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Accountants
PricewaterhouseCoopers LLP
Chicago, IL

Transfer Agent and Shareholder Services
J.P. Morgan Investor Services Co.
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas 75266-0086
(800)257-8787

Change of Independent Accountants
On May 15, 2002, Arthur Andersen LLP ("Arthur Andersen") resigned as independent accountants for the Nuveen Florida Municipal Bond Fund (the "Fund"). Arthur Andersen's report for the Fund's financial statements for the year ended May 31, 2001, did not contain an adverse opinion or disclaimer of opinion and was not qualified as to uncertainty, audit scope or accounting principles. In addition there have not been any disagreements with Arthur Andersen during the Fund's most recent fiscal year on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of Arthur Andersen, would have caused it to make a reference to the subject matter of the disagreement in connection with its reports. The Fund's Board of Trustees appointed PricewaterhouseCoopers LLP as independent accountants for the fiscal year ended 2002.

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
25

                      Serving
              Investors
                      For Generations
                    ------------------------------------------------------------
A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.

[Photo of John Nuveen, Sr. Appears Here]

[NUVEEN Investments]

Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com

                                                       [LOGO] NUVEEN Investments

--------------------------------------------------------------------------------
Nuveen Municipal Bond Funds
--------------------------------------------------------------------------------
                        Annual Report dated May 31, 2002
                        --------------------------------------------------------


Dependable, tax-free income to help you keep more of what you earn.

                              [Photo appears here]


Nuveen Maryland Municipal Bond Fund
Nuveen Pennsylvania Municipal Bond Fund
NuveenVirginia Municipal Bond Fund


                                  It's not what you earn, it's what you keep.(R)

--------------------------------------------------------------------------------
Receive your Nuveen Fund updates faster than ever!

By registering for online access you can view and save on your computer the Fund information you currently receive in the mail. This information then can be retrieved any time and you can select only the specific pages you want to view or print.

Once you sign up, you'll receive an e-mail notice the moment Fund reports are ready. This notice will contain a link to the report -- all you have to do is click on the Internet address provided. You'll be saving time as well as saving printing and distribution expenses for your Fund.

Registering for electronic access is easy and only takes a few minutes. (see instructions at right)

Your e-mail address is strictly confidential and will not be used for anything other than notifications of shareholder information.

And if you decide you don't like receiving your reports electronically, it's a simple process to go back to regular mail delivery.

Sign up today -- here's what you need to do...

If your Nuveen Fund dividends and statements COME DIRECTLY TO YOU FROM NUVEEN, follow the steps outlined below:

 1. Go to www.nuveen.com.

 2. Select the Access Account tab. Select the E-Report Enrollment section. Click on Enrollment Page.

 3. You'll be taken to a screen that asks for your Social Security number and
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 4. You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

 5. Use this same process if you need to change your registration information or
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If your Nuveen Fund dividends and statements COME FROM YOUR FINANCIAL ADVISOR
BROKERAGE ACCOUNT, follow the steps outlined below:

 1. Go to www.investordelivery.com.

 2. Look at the address sheet that accompanied this report. Enter the personal 13-character enrollment number imprinted near your name on the address sheet.

 3. You'll be taken to a page with several options. Select the New Enrollment-Create screen. Once there, enter your e-mail address
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    number that's easy to remember.)

 4. Click Submit. Confirm the information you just entered is correct, then
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 5. You should get a confirmation e-mail within 24 hours. If you do not, go back
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 6. Use this same process if you need to change your registration information or
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Must be preceded by or accompanied by a prospectus.

                           -----------------------------------------------------
                           NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

--------------------------------------------------------------------------------
Dear Shareholder,

Tax-free municipal bonds can provide not only current income, but also the potential for future growth. When your investment returns aren't reduced by taxes each year, more earnings remain in your account, where they can compound and help you generate and preserve wealth.

During the period covered by this report, your Fund continued to meet its primary objective of providing you with dependable, tax-free income to help you keep more of what you earn. Detailed information on your Fund's performance can be found in the Portfolio Managers' Comments and Fund spotlight sections of this report. I urge you to take the time to read them.

I also urge you to consider receiving future Fund reports and other information electronically via the Internet and e-mail rather than in hard copy. Not only will you be able to receive the information faster, but this also may help lower Fund expenses. Sign up is quick and easy -- see the inside front cover of this report for detailed instructions.

In addition to providing you with dependable, tax-free income, your Nuveen Fund also features several characteristics that can help make it an essential part of your overall investment strategy. These include careful research, constant surveillance and judicious trading by Nuveen's seasoned portfolio management team, with every action designed to supplement income, improve Fund structure, better adapt to current market conditions or increase diversification. In uncertain markets like these, prudent investors understand the importance of diversification, balance, and risk management, all attributes your Nuveen Fund can bring to your portfolio.

For more than 100 years, Nuveen has specialized in offering quality investments such as these Nuveen Funds to those seeking to accumulate and preserve wealth. Our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you meet your financial objectives. We thank you for continuing to choose Nuveen Investments as a partner as you work toward that goal.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

July 17, 2002

[Timothy R. Schwertfeger photo appears here]

      "I also urge you to consider receiving future Fund reports and other information electronically...see the inside front cover of this report for detailed instructions."

                             Annual Report | Page 1

--------------------------------------------------------------------------------
Portfolio Managers' Comments

In the following Q&A, portfolio managers Paul Brennan and Tom O'Shaughnessy examine economic and market conditions, key investment strategies, and the performance of the Nuveen Maryland Municipal Bond Fund, Nuveen Pennsylvania Municipal Bond Fund, and Nuveen Virginia Municipal Bond Fund. Paul, who has managed the Maryland and Virginia funds since 1999, has 10 years of investment experience and 5 years with Nuveen. Tom, a 18-year Nuveen veteran, has managed the Pennsylvania fund since 1998.
--------------------------------------------------------------------------------
Q. What factors had the greatest influence on the U.S. economy and state municipal markets during this reporting period?

A. The economy experienced many ups and downs since the reporting period began on June 1, 2001. At that time, the U.S. economy was weakening rapidly, prompting the Federal Reserve Board to cut interest rates sharply. By year's end, the Fed had lowered rates 11 times, 6 times during the reporting period, to bring the federal funds rate to just 1.75 percent, its lowest level since 1961. Despite this traditional medicine, the economy continued to perform weakly. Economic growth turned negative during the year's third quarter, in part the result of the September 11 terrorist attacks.

The economy would have been in even worse shape, however, had consumer spending not remained surprisingly strong. Low interest rates helped make this spending possible; automobile manufacturers, for instance, could offer extremely attractive terms, such as zero-percent loans on new car purchases. By taking advantage of these opportunities, consumers provided a much needed boost to the economy. In this environment, the nation's gross domestic product, a measure of goods and services produced, rose 5.6 percent during the first three months of 2002. Yet despite this growth, there were still causes for concern on the horizon. Corporate earnings remained stubbornly weak, further pressuring stock prices and reducing optimism about the likely strength of an economic recovery.

Amid this uncertainty, demand for fixed-income securities was strong. Falling equity prices steered investors toward securities perceived to be more stable, such as municipal bonds featuring high credit ratings or reduced volatility or both. According to the Investment Company Institute, investors added a net $11.6 billion to municipal bond funds during 2001, compared to redemptions of $14 billion the previous year./*/

This strong demand was matched by equally strong supply. States and municipalities issued a record $343 billion worth of bonds in 2001. The large supply stemmed primarily from the economic slowdown. With states and municipalities increasingly unable to rely on tax revenues to fund essential projects, municipal debt became the funding mechanism of choice. Nationally, municipal supply remained strong through the first five months of 2002, rising 14 percent compared to the same time period in 2001. Some states experienced supply increases far more than this average, such as Maryland, whose year-to-date issuance jumped nearly 125 percent. Issuance in Pennsylvania and Virginia also surpassed the national average, with Pennsylvania supply rising 30 percent and Virginia supply rising 26 percent during the first five months of the year.

Q. How did these three Nuveen funds perform during the past 12 months?

A. The chart on the next page provides performance information for Nuveen Maryland Municipal Bond Fund, Nuveen Pennsylvania Municipal Bond Fund, and Nuveen Virginia Municipal Bond Fund (Class A shares at net asset value) for the fiscal year ended May 31, 2002. The chart also compares each fund's performance to that of its peers (as measured by its Lipper category average) and to the overall municipal bond market (as measured by the Lehman Brothers Municipal Bond Index).

In general, duration was the most significant factor governing fund performance. Duration measures how sensitive a
--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio managers and are subject to change at any time, based on market and other conditions.

* According to Investment Company Institute (ICI) December 2001 "Trends in Mutual Fund Investing" Report.

                             Annual Report | Page 2

--------------------------------------------------------------------------------
One-Year Total Returns as of 5-31-02
------------------------------------------------------------------
Nuveen Maryland Municipal Bond Fund/1/                       5.88%
Lipper Maryland Municipal Debt Funds category average/2/     5.36%
Lehman Brothers Municipal Bond Index/3/                      6.51%
------------------------------------------------------------------
Nuveen Pennsylvania Municipal Bond Fund/1/                   6.39%
Lipper Pennsylvania Municipal Debt Funds category average/4/ 5.96%
Lehman Brothers Municipal Bond Index/3/                      6.51%
------------------------------------------------------------------
Nuveen Virginia Municipal Bond Fund/1/                       4.69%
Lipper Virginia Municipal Debt Funds category average/5/     5.24%
Lehman Brothers Municipal Bond Index/3/                      6.51%

fund is to changes in interest rates. A fund with a high duration tends to fluctuate widely when interest rates move, while a fund with a low duration tends to fluctuate modestly. With interest rates declining and bond prices generally rising during the reporting period, long-duration funds tended to outperform their peers. At the same time, short-duration funds could be expected to underperform their long-duration counterparts. As of May 31, 2002, the Maryland, Pennsylvania, and Virginia funds had durations of 6.51, 7.49, and 6.46, respectively.

Q. What strategies were used to manage these three funds during the past year?

A. All three funds were managed in accordance with Nuveen's overall value-oriented approach to municipal investing. In other words, we sought attractive securities whose prices were, in our opinion, lower than justified. As always, we attempted to identify undervalued securities that, in our opinion, would outperform others over the long run on a total return basis. Despite this common management approach, we also administered each fund uniquely, depending on state-by-state factors.

Paul Brennan ~ Maryland and Virginia

In both Maryland and Virginia, supply of new municipal bonds was ample during the period. As a result, it was generally straightforward for us to choose investments for the portfolio that fit within our desired structure. Although we often had our pick of potential investments, our overall portfolio management approach remained relatively constant during the reporting period as we continued to seek out good bonds at good prices and earn a stable, competitive dividend over the long run.

Especially in the Maryland fund, we enjoyed strong results from a handful of pre-refunded bonds. Because pre-refunded bonds are backed by the full faith and credit of the federal government, they are often in great demand and experience significant price appreciation. As a result, our pre-refunded holdings helped boost the fund's total return.

Our weighting in housing bonds was a second factor influencing fund performance; at 15 percent of portfolio assets, multifamily housing was the fund's largest area of investment as of May 31, 2002. We generally find housing to be an attractive area of investment because it historically has provided a strong income stream along with stable performance characteristics, although during the reporting period housing bonds underperformed somewhat due to declining interest rates.

Healthcare bonds, representing 13 percent of the Maryland portfolio as of the end of the period, was a source of relatively strong performance for the fund. During the past 12 months, we added a variety of healthcare investments to the fund, including a handful of hospital bonds that we believed were trading at attractive prices.

In Virginia, our management approach during the period was similar to that taken in the Maryland fund. We sought simply to invest in a wide variety of attractive tax-free secu-
--------------------------------------------------------------------------------
1 Performance figures are quoted for Class A shares at net asset value as of May 31, 2002. Current performance may be less than the performance shown.

2 For the Nuveen Maryland Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 36 funds in the Lipper Maryland Municipal Debt Funds category for the one-year period ended May 31, 2002. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

3 The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

4 For the Nuveen Pennsylvania Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 63 funds in the Lipper Pennsylvania Municipal Debt Funds category for the one-year period ended May 31, 2002. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

5 For the Nuveen Virginia Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 35 funds in the Lipper Virginia Municipal Debt Funds category for the one-year period ended May 31, 2002. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

                             Annual Report | Page 3

--------------------------------------------------------------------------------
rities. Our investments were in a wide assortment of market areas and included high quality general obligation bonds and water bonds, among others. In general, our focus was on those bonds tied to meeting Virginia's rapidly growing infrastructure needs, especially in the fast-growing northeast part of the state. At the same time, we made fewer investments in healthcare than we did in the Maryland fund because we found few opportunities that were trading at compelling prices.

The difficult financial environment meant that some of the fund's lower-rated holdings experienced difficulty during the last 12 months. For example, the fund's performance was hurt by a handful of BBB rated bonds, particularly in the IDR/PCR and transportation revenue sectors, that performed poorly as the year went on. Despite their poor performance, we opted to hold onto these investments because we believe they may recover in the future, and because they still contribute to the fund's earnings stream.

Tom O'Shaughnessy ~ Pennsylvania

As economic uncertainty increased during the reporting period, we focused on managing the level of risk in the portfolio. While risk is always an important concern for us, we thought it was especially so at a time when state and local governments were encountering serious financial challenges. Whenever we assumed added risk, we sought to ensure that shareholders were sufficiently compensated by higher yields.

Our efforts to moderate risk took several forms. For example, we looked to invest in bonds with high credit ratings. We also sought to pare back the fund's duration, reducing sensitivity to changes in interest rates. Although the declining interest rate environment provided a favorable backdrop for long-duration fixed income securities during the period, we knew such performance could be sustained only as long as rates remained low. By managing duration, we were working to position the portfolio for steadier performance in the future. Finally, we wanted to make sure the fund was sufficiently diversified by managing concentration risk, the risk that bonds from any one issuer would make up too large a percentage of portfolio assets.

During the reporting period, it was somewhat difficult to identify new bond issues that we believed were strong candidates for investment. This was particularly the case for lower-rated securities offering investors higher yields. During the last year or so, most new Pennsylvania securities have come to market insured, meaning that their income payments are guaranteed by a bank or other third party. While bond insurance is good from a risk-management standpoint, it does make it more difficult for Nuveen to use its research capabilities to uncover potentially undervalued bonds. Nevertheless, we did rely heavily on Nuveen Research to make investments in the education sector, representing 26 percent of the fund's investments as of the end of the period. Because of the large number of Pennsylvania university issuers, we looked for attractive education opportunities whenever possible.

Q. What is your outlook for the municipal market and the funds?

A. With the economic recovery tenuous, we plan to keep a close eye on state budgets in Maryland, Pennsylvania, and Virginia, as well of those of local issuers in which we invest. We will be observing the credit ratings of bond issuers closely to continue to protect the fund's income stream. If we have reason to believe that an issuer's financial health is at risk, we will be quick to react.

Otherwise, we believe conditions may remain favorable for municipal bond performance in Maryland, Pennsylvania, and Virginia, as well as around the country. We base our optimism on several technical indicators and short-term investment trends. First, visible supply, the number of upcoming bond issues already on the calendar, is strong for the rest of 2002. With supply ample, we may be able to identify attractive investment opportunities for each of the funds and further diversify the portfolios.

Second, the economic recovery has been weaker than hoped for. If growth remains stalled, state and local governments may continue receiving lower tax revenues. They would have to continue issuing municipal debt to fund infrastructure needs, as opposed to adopting the pay-as-you-go approach that worked well during the booming 1990s.

Finally, investors have responded to economic uncertainty by moving some assets out of stocks and into fixed income securities. If the economy remains uncertain, investors may continue to search for investment opportunities offering the prospect of greater stability.

                             Annual Report | Page 4

--------------------------------------------------------------------------------
In general, we anticipate making few major changes to our management approach during the next 12 months. We expect that our focus on managing risk will continue, and the sectors that represented our primary focus during the past 12 months may continue to be areas of emphasis. As always, we will continue to depend heavily on Nuveen Research and its thorough analysis of potential sources of value for shareholders.

We think that the municipal market as a whole may still offer value for shareholders, with tax-adjusted yields remaining very attractive compared to those of taxable markets. With equity markets remaining highly volatile, investors may still find municipal bond funds an attractive opportunity. In such an environment, our goal will continue to be to create solid performance that can be sustained for shareholders, whatever the market conditions.

                             Annual Report | Page 5

Fund Spotlight as of 5/31/02                Nuveen Maryland Municipal Bond Fund
===============================================================================

Quick Facts
                             A Shares      B Shares       C Shares     R Shares
-------------------------------------------------------------------------------
NAV                            $10.24        $10.26         $10.24       $10.27
-------------------------------------------------------------------------------
Latest Dividend/1/            $0.0415       $0.0350        $0.0370      $0.0435
-------------------------------------------------------------------------------
Inception Date                   9/94          3/97           9/94        12/91
--------------------------------------------------------------------------------

Annualized Total Returns as of 5/31/02/2/
A Shares            NAV     Offer
1-Year             5.88%    1.48%
---------------------------------
5-Year             4.90%    4.00%
---------------------------------
10-Year            5.66%    5.21%
---------------------------------

B Shares        w/o CDSC   w/CDSC
1-Year             5.18%    1.18%
---------------------------------
5-Year             4.15%    3.98%
---------------------------------
10-Year            5.08%    5.08%
---------------------------------

C Shares            NAV
1-Year             5.32%
---------------------------------
5-Year             4.34%
---------------------------------
10-Year            5.01%
---------------------------------

R Shares            NAV
1-Year             6.20%
---------------------------------
5-Year             5.13%
---------------------------------
10-Year            5.91%
---------------------------------

Tax-Free Yields
A Shares                                NAV    Offer
SEC 30-Day Yield                       4.22%   4.04%
----------------------------------------------------
Taxable-Equivalent Yield/3/            6.35%   6.08%
----------------------------------------------------

B Shares                                NAV
SEC 30-Day Yield                       3.47%
----------------------------------------------------
Taxable-Equivalent Yield/3/            5.22%
----------------------------------------------------

C Shares                                NAV
SEC 30-Day Yield                       3.67%
----------------------------------------------------
Taxable-Equivalent Yield/3/            5.52%
----------------------------------------------------

R Shares                                NAV
SEC 30-Day Yield                       4.42%
----------------------------------------------------
Taxable-Equivalent Yield/3/            6.65%
----------------------------------------------------

Annualized Total Returns as of 3/31/02/2/
A Shares        NAV    Offer
1-Year         3.59%  -0.78%
----------------------------
5-Year         4.78%   3.87%
----------------------------
10-Year        5.55%   5.10%
----------------------------

B Shares    w/o CDSC  w/CDSC
1-Year         2.70%  -1.25%
----------------------------
5-Year         4.01%   3.84%
----------------------------
10-Year        4.97%   4.97%
----------------------------

C Shares        NAV
1-Year         2.94%
----------------------------
5-Year         4.22%
----------------------------
10-Year        4.89%
----------------------------

R Shares        NAV
1-Year         3.80%
----------------------------
5-Year         5.00%
----------------------------
10-Year        5.80%
----------------------------

Bond Credit Quality/4/

                         [Pie chart appears here]

                    AAA/U.S. Guaranteed           52%
                    AA                            18%
                    A                              8%
                    BBB                           14%
                    NR                             5%
                    Other                          3%

Top Five Sectors/4/
Housing (Multifamily)                             15%
-----------------------------------------------------
Tax Obligation (Limited)                          15%
-----------------------------------------------------
Healthcare                                        13%
-----------------------------------------------------
Education and Civic Organizations                 13%
-----------------------------------------------------
U.S. Guaranteed                                   11%
-----------------------------------------------------

Portfolio Statistics
Net Assets ($000)                             $88,134
-----------------------------------------------------
Average Effective Maturity (Years)              18.38
-----------------------------------------------------
Average Duration                                 6.51
-----------------------------------------------------
-------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid June 3, 2002. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2002.

2 Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 33.5%.

4 As a percentage of total bond holdings as of May 31, 2002. Holdings are subject to change.


                             Annual Report | Page 6

--------------------------------------------------------------------------------
Fund Spotlight as of 5/31/02             Nuveen Pennsylvania Municipal Bond Fund
================================================================================

Quick Facts
                         A Shares       B Shares       C Shares         R Shares
--------------------------------------------------------------------------------
NAV                        $10.16         $10.17         $10.14           $10.15
--------------------------------------------------------------------------------
Latest Capital Gain/1/    $0.0011        $0.0011        $0.0011          $0.0011
--------------------------------------------------------------------------------
Latest Dividend/2/        $0.0435        $0.0375        $0.0390          $0.0455
--------------------------------------------------------------------------------
Inception Date              10/86           2/97           2/94             2/97
--------------------------------------------------------------------------------

Annualized Total Returns as of 5/31/02/3/
A Shares                     NAV         Offer
1-Year                      6.39%        1.93%
----------------------------------------------
5-Year                      5.30%        4.40%
----------------------------------------------
10-Year                     6.04%        5.59%
----------------------------------------------

B Shares                 w/o CDSC       w/CDSC
1-Year                      5.54%        1.54%
----------------------------------------------
5-Year                      4.51%        4.34%
----------------------------------------------
10-Year                     5.53%        5.53%
----------------------------------------------

C Shares                     NAV
1-Year                      5.74%
----------------------------------------------
5-Year                      4.71%
----------------------------------------------
10-Year                     5.45%
----------------------------------------------

R Shares                     NAV
1-Year                      6.53%
----------------------------------------------
5-Year                      5.51%
----------------------------------------------
10-Year                     6.15%
----------------------------------------------

Tax-Free Yields
A Shares                                        NAV    Offer
SEC 30-Day Yield                               4.19%   4.01%
------------------------------------------------------------
Taxable-Equivalent Yield/4/                    6.16%   5.90%
------------------------------------------------------------

B Shares                                        NAV
SEC 30-Day Yield                               3.44%
------------------------------------------------------------
Taxable-Equivalent Yield/4/                    5.06%
------------------------------------------------------------

C Shares                                        NAV
SEC 30-Day Yield                               3.64%
------------------------------------------------------------
Taxable-Equivalent Yield/4/                    5.35%
------------------------------------------------------------

R Shares                                        NAV
SEC 30-Day Yield                               4.39%
------------------------------------------------------------
Taxable-Equivalent Yield/4/                    6.46%
------------------------------------------------------------

Annualized Total Returns as of 3/31/02/3/

A Shares                         NAV           Offer
1-Year                          4.63%          0.27%
------------------------------------------------------------
5-Year                          5.42%          4.52%
------------------------------------------------------------
10-Year                         6.10%          5.64%
------------------------------------------------------------

B Shares                     w/o CDSC         w/CDSC
1-Year                          3.78%         -0.19%
------------------------------------------------------------
5-Year                          4.68%          4.52%
------------------------------------------------------------
10-Year                         5.59%          5.59%
------------------------------------------------------------

C Shares                         NAV
1-Year                          4.08%
------------------------------------------------------------
5-Year                          4.85%
------------------------------------------------------------
10-Year                         5.51%
------------------------------------------------------------

R Shares                         NAV
1-Year                          4.85%
------------------------------------------------------------
5-Year                          5.62%
------------------------------------------------------------
10-Year                         6.20%
------------------------------------------------------------

Bond Credit Quality/5/

                            [Pie chart appears here]

                 AAA/U.S. Guaranteed             41%
                 AA                              19%
                 A                                5%
                 BBB                             27%
                 NR                               5%
                 Other                            3%

Top Five Sectors/5/
Education and Civic Organizations                26%
------------------------------------------------------------
U.S. Guaranteed                                  15%
------------------------------------------------------------
Healthcare                                       12%
------------------------------------------------------------
Long-Term Care                                   12%
------------------------------------------------------------
Transportation                                    8%
------------------------------------------------------------

Portfolio Statistics
Net Assets ($000)                        $   147,081
------------------------------------------------------------
Average Effective Maturity (Years)             20.09
------------------------------------------------------------
Average Duration                                7.49
------------------------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid December 5, 2001. Capital gains and/or ordinary income distributions are subject to federal taxation.

2 Paid June 3, 2002. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2002.

3 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

4 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 32%.

5 As a percentage of total bond holdings as of May 31, 2002. Holdings are subject to change.


                             Annual Report | Page 7

--------------------------------------------------------------------------------
Fund Spotlight as of 5/31/02                 Nuveen Virginia Municipal Bond Fund
================================================================================

Quick Facts
                           A Shares       B Shares     C Shares       R Shares
--------------------------------------------------------------------------------
NAV                          $10.65         $10.63       $10.63         $10.63
--------------------------------------------------------------------------------
Latest Capital Gain/1/      $0.0002        $0.0002     $ 0.0002        $0.0002
--------------------------------------------------------------------------------
Latest Dividend/2/          $0.0450        $0.0385     $ 0.0400        $0.0470
--------------------------------------------------------------------------------
Inception Date                 3/86           2/97        10/93           2/97
--------------------------------------------------------------------------------

Annualized Total Returns as of 5/31/02/3/
A Shares        NAV        Offer
1-Year         4.69%       0.28%
--------------------------------
5-Year         5.18%       4.28%
--------------------------------
10-Year        6.08%       5.63%
--------------------------------

B Shares    w/o CDSC      w/CDSC
1-Year         3.93%      -0.05%
--------------------------------
5-Year         4.39%       4.22%
--------------------------------
10-Year        5.56%       5.56%
--------------------------------

C Shares        NAV
1-Year         4.13%
--------------------------------
5-Year         4.61%
--------------------------------
10-Year        5.49%
--------------------------------

R Shares        NAV
1-Year         4.93%
--------------------------------
5-Year         5.38%
--------------------------------
10-Year        6.19%
--------------------------------

Tax-Free Yields
A Shares                                NAV    Offer
SEC 30-Day Yield                       4.26%   4.08%
----------------------------------------------------
Taxable-Equivalent Yield/4/            6.45%   6.18%
----------------------------------------------------

B Shares                                NAV
SEC 30-Day Yield                       3.51%
----------------------------------------------------
Taxable-Equivalent Yield/4/            5.32%
----------------------------------------------------

C Shares                                NAV
SEC 30-Day Yield                       3.71%
----------------------------------------------------
Taxable-Equivalent Yield/4/            5.62%
----------------------------------------------------

R Shares                                NAV
SEC 30-Day Yield                       4.46%
----------------------------------------------------
Taxable-Equivalent Yield/4/            6.76%
----------------------------------------------------

Annualized Total Returns as of 3/31/02/3/
A Shares            NAV       Offer
1-Year             2.72%     -1.58%
-----------------------------------
5-Year             5.28%      4.38%
-----------------------------------
10-Year            6.11%      5.66%
-----------------------------------

B Shares        w/o CDSC     W/CDSC
1-Year             1.98%     -1.93%
-----------------------------------
5-Year             4.50%      4.33%
-----------------------------------
10-Year            5.58%      5.58%
-----------------------------------

C Shares            NAV
1-Year             2.18%
-----------------------------------
5-Year             4.72%
-----------------------------------
10-Year            5.53%
-----------------------------------

R Shares            NAV
1-Year             2.95%
-----------------------------------
5-Year             5.49%
-----------------------------------
10-Year            6.22%
-----------------------------------

Bond Credit Quality/5/

                            [Pie chart appears here]

                     AAA/U.S. Guaranteed         50%
                     AA                          19%
                     A                           11%
                     BBB                         13%
                     NR                           4%
                     Other                        3%

Top Five Sectors/5/
U.S. Guaranteed                                  15%
----------------------------------------------------
Water and Sewer                                  12%
----------------------------------------------------
Education and Civic Organizations                11%
----------------------------------------------------
Tax Obligation (Limited)                         10%
----------------------------------------------------
Transportation                                   10%
----------------------------------------------------

Portfolio Statistics
Net Assets ($000)                           $225,884
----------------------------------------------------
Average Effective Maturity (Years)             17.40
----------------------------------------------------
Average Duration                                6.46
----------------------------------------------------
--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid December 5, 2001. Capital gains and/or ordinary income distributions are subject to federal taxation.

2 Paid June 3, 2002. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2002.

3 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

4 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34%.

5 As a percentage of total bond holdings as of May 31, 2002. Holdings are subject to change.


                             Annual Report | Page 8

--------------------------------------------------------------------------------
Growth of an Assumed $10,000 Investment
================================================================================

Nuveen Maryland Municipal Bond Fund/1/, /2/

                              [Chart appears here]

         Lehman Brothers    Nuveen Maryland        Nuveen Maryland
         Municipal Bond     Municipal Bond Fund    Municipal Bond Fund
         Index $19,220      (NAV) $17,341          (Offer) $16,613
5/92     $10,000            $10,000                $ 9,580
5/93      11,196             11,188                 10,719
5/94      11,472             11,317                 10,842
5/95      12,517             12,335                 11,817
5/96      13,089             12,799                 12,262
5/97      14,175             13,652                 13,078
5/98      15,505             14,738                 14,119
5/99      16,230             15,275                 14,633
5/00      16,091             14,707                 14,089
5/01      18,047             16,378                 15,690
5/02      19,220             17,341                 16,613

Nuveen Pennsylvania Municipal Bond Fund/1/, /2/

                              [Chart appears here]

         Lehman Brothers    Nuveen Pennsylvania    Nuveen Pennsylvania
         Municipal Bond     Municipal Bond Fund    Municipal Bond Fund
         Index $19,220      (NAV) $17,986          (Offer) $17,230
5/92     $10,000            $10,000                $ 9,580
5/93      11,196             11,137                 10,669
5/94      11,472             11,438                 10,957
5/95      12,517             12,340                 11,822
5/96      13,089             12,813                 12,275
5/97      14,175             13,887                 13,303
5/98      15,505             15,286                 14,644
5/99      16,230             15,809                 15,145
5/00      16,091             14,985                 14,356
5/01      18,047             16,905                 16,195
5/02      19,220             17,986                 17,230

Nuveen Virginia Municipal Bond Fund/1/, /2/

                              [Chart appears here]

         Lehman Brothers    Nuveen Virginia        Nuveen Virginia
         Municipal Bond     Municipal Bond Fund    Municipal Bond Fund
         Index $19,220      (NAV) $18,048          (Offer) $17,290
5/92     $10,000            $10,000                $ 9,580
5/93      11,196             11,237                 10,765
5/94      11,472             11,531                 11,046
5/95      12,517             12,452                 11,929
5/96      13,089             12,954                 12,410
5/97      14,175             14,019                 13,430
5/98      15,505             15,323                 14,679
5/99      16,230             15,928                 15,259
5/00      16,091             15,494                 14,843
5/01      18,047             17,240                 16,516
5/02      19,220             18,048                 17,290
-------------------------------------------------------------------------------

The graphs do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

1 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the corresponding Lehman Brothers Municipal Bond Index. The Nuveen fund return at offer depicted in the chart reflects the initial maximum sales charge of 4.2% applicable to A shares and all ongoing fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be less than the performance shown.

2 The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

                             Annual Report | Page 9

Portfolio of Investments
NUVEEN MARYLAND MUNICIPAL BOND FUND
May 31, 2002


   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
-----------------------------------------------------------------------------------------------------------------------
             Basic Materials - 1.8%

    $  1,500 Mayor and City Council of Baltimore, Maryland, Port          10/02 at 103.00       AA- $      1,550,715
              Facilities Revenue Bonds (Consolidation Coal Sales Company
              Project), Series 1984B, 6.500%, 10/01/11
-----------------------------------------------------------------------------------------------------------------------
             Capital Goods - 0.5%

         500 Northeast Maryland Waste Disposal Authority, Resource         1/09 at 101.00       BBB          464,225
              Recovery Revenue Bonds (Baltimore RESCO Retrofit Project),
              Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.7%

             Children's Trust Fund, Puerto Rico, Tobacco Settlement
             Asset-Backed Bonds, Series 2000:
       1,180  5.750%, 7/01/20                                              7/10 at 100.00       Aa3        1,205,535
         250  6.000%, 7/01/26                                              7/10 at 100.00       Aa3          260,620
-----------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 12.6%

       1,000 Maryland Economic Development Corporation, Student Housing    6/09 at 102.00      Baa3        1,014,400
              Revenue Bonds (Collegiate Housing Foundation - Salisbury
              Project), Series 1999A, 6.000%, 6/01/19

             Maryland Economic Development Corporation, Student Housing
             Revenue Bonds (Collegiate Housing Foundation - University
             Courtyard Project), Series 1999A:
       1,250   5.750%, 6/01/19                                             6/09 at 102.00      Baa3        1,253,913
         250   5.750%, 6/01/24                                             6/09 at 102.00      Baa3          250,260

         600 Maryland Economic Development Corporation, Student Housing    7/11 at 101.00         A          610,728
              Revenue Bonds (University Village at Sheppard Pratt),
              Series 2001, 5.875%, 7/01/21

         500 Maryland Economic Development Corporation, Utility            7/11 at 100.00       AAA          530,200
              Infrastructure Revenue Bonds (University of
              Maryland - College Park Project), Series 2001, 5.375%,
              7/01/16

         500 Maryland Health and Higher Educational Facilities             7/08 at 102.00      BBB-          501,365
              Authority, Educational Facilities Leasehold Mortgage
              Revenue Bonds (McLean School Issue), 6.000%, 7/01/31

             Maryland Health and Higher Educational Facilities
             Authority, Revenue Bonds (Bullis School Issue), Series 2000:
         250  5.250%, 7/01/25                                              1/11 at 101.00       AAA          252,518
         500  5.250%, 7/01/30                                              1/11 at 101.00       AAA          503,005

             Maryland Health and Higher Educational Facilities
             Authority, Educational Facilities Mortgage Revenue Bonds
             (Green Acres School Issue), Series 1998:
         665  5.300%, 7/01/18                                              7/06 at 102.00      BBB-          633,432
       1,525  5.300%, 7/01/28                                              7/06 at 102.00      BBB-        1,386,744

       1,000 Maryland Health and Higher Educational Facilities             7/08 at 102.00        AA        1,012,500
              Authority, Refunding Revenue Bonds (The Johns Hopkins
              University Issue), Series 1998, 5.125%, 7/01/20

         625 Maryland Health and Higher Educational Facilities             6/11 at 100.00      Baa1          614,631
              Authority, Revenue Bonds (Maryland Institute College of
              Art), Series 2001, 5.500%, 6/01/32

       1,500 Morgan State University, Maryland, Academic Fees and            No Opt. Call       AAA        1,734,870
              Auxiliary Facilities Fees Revenue Refunding Bonds, Series
              1993, 6.100%, 7/01/20

         750 University of Puerto Rico, University System Revenue Bonds,   6/10 at 100.00       AAA          809,528
              Series O, 5.750%, 6/01/19
-----------------------------------------------------------------------------------------------------------------------
             Healthcare - 13.1%

       2,165 City of Gaithersburg, Maryland, Nursing Home Revenue            No Opt. Call       AAA        2,553,336
              Refunding Bonds (Shady Grove Adventist Nursing and
              Rehabilitation Center Project), Series 1992A, 6.500%,
              9/01/12

       2,000 Maryland Health and Higher Educational Facilities             6/09 at 101.00         A        2,042,920
              Authority, Kaiser Permanente Revenue Bonds, Series 1998A,
              5.375%, 7/01/15

         750 Maryland Health and Higher Educational Facilities             7/10 at 101.00      Baa1          810,465
              Authority, Revenue Bonds (University of Maryland Medical
              System Issue), Series 2000, 6.750%, 7/01/30

       1,000 Maryland Health and Higher Educational Facilities             7/03 at 102.00       AAA        1,019,830
              Authority, Refunding Revenue Bonds (Francis Scott Key
              Medical Center Issue), Series 1993, 5.000%, 7/01/13

         750 Maryland Health and Higher Educational Facilities             7/11 at 100.00        A+          711,570
              Authority, Revenue Bonds (Greater Baltimore Medical
              Center), Series 2001, 5.000%, 7/01/34

         500 Maryland Health and Higher Educational Facilities             7/12 at 100.00         A          516,585
              Authority, Revenue Bonds (University of Maryland Medical
              System), Series 2002, 6.000%, 7/01/22

--------------------------------------------------------------------------------
10

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

    $  1,500 Maryland Health and Higher Educational Facilities             7/12 at 100.00      Baa1 $      1,481,610
              Authority, Revenue Bonds, Carroll County General Hospital,
              Series 2002, 5.800%, 7/01/32 (WI, settling 6/13/02)

             Prince Georges County, Maryland, Project and Refunding
             Revenue Bonds (Dimensions Health Corporation Issue), Series
             1994:
         155  4.750%, 7/01/03                                                No Opt. Call        B3          117,988
         295  4.850%, 7/01/04                                                No Opt. Call        B3          206,830
       2,000  5.375%, 7/01/14                                              7/04 at 102.00        B3        1,031,420

       1,000 Puerto Rico Industrial, Tourist, Educational, Medical and     1/05 at 102.00       AAA        1,090,170
              Environmental Control Facilities Financing Authority,
              Hospital Revenue Bonds (Hospital Auxilio Mutuo Obligated
              Group Project), 1995 Series A, 6.250%, 7/01/16
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 15.1%

         750 Baltimore County, Maryland, Mortgage Revenue Refunding       10/08 at 102.00       AAA          732,480
              Bonds (GNMA Collateralized - Cross Creek Apartments
              Project), Series 1998A, 5.250%, 10/20/33

       1,000 Baltimore City, Maryland, Mortgage Revenue Refunding Bonds   12/02 at 102.00       AAA        1,025,940
              (GNMA Collateralized - Tindeco Wharf Apartments Project),
              Series 1992, 6.700%, 12/20/28

       1,000 Howard County, Maryland, Mortgage Revenue Refunding Bonds     7/02 at 102.00       AAA        1,020,680
              (Howard Hills Townhouses Project - FHA-Insured Mortgage
              Loan), Series 1992, 6.400%, 7/01/24

       2,000 Howard County, Maryland, Multifamily Housing Revenue          7/02 at 104.00      Baa2        2,072,500
              Refunding Bonds (Chase Glen Project), Series 1994, 7.000%,
              7/01/24 (Mandatory put 7/01/04)

         500 Community Development Administration, Department of Housing   1/09 at 101.00       Aa2          491,130
              and Community Development, Maryland, Housing Revenue
              Bonds, 1999 Series A, 5.350%, 7/01/41 (Alternative Minimum
              Tax)

       1,000 Community Development Administration, Department of Housing   1/10 at 100.00       Aa2        1,037,160
              and Community Development, Maryland, Housing Revenue
              Bonds, 1999 Series B, 6.250%, 7/01/32 (Alternative Minimum
              Tax)

       1,000 Community Development Administration, Department of Housing  10/08 at 101.50       Aaa          962,850
              and Community Development, Maryland, Multifamily
              Development Revenue Bonds (Auburn Manor Project), 1998
              Series A, 5.300%,10/01/28 (Alternative Minimum Tax)

       1,000 Housing Opportunities Commission of Montgomery County,        7/05 at 102.00       Aa2        1,039,120
              Maryland, Multifamily Housing Revenue Bonds, 1995 Series
              A, 6.000%, 7/01/20

       1,420 Housing Opportunities Commission of Montgomery County,        7/08 at 101.00       Aaa        1,374,120
              Maryland, Multifamily Housing Development Bonds, 1998
              Series A, 5.250%, 7/01/29 (Alternative Minimum Tax)

       1,550 Prince George's County Housing Authority, Maryland (New       7/02 at 102.00       AAA        1,582,612
              Keystone Apartments - FHA-Insured), 6.800%, 7/01/25

         860 Housing Authority of Prince George's County, Maryland,       11/02 at 100.00       AAA          860,292
              Mortgage Revenue Refunding Bonds (GNMA Collateralized -
              Foxglenn Apartments Project), Series 1998A, 5.450%,
              11/20/14 (Alternative Minimum Tax)

       1,000 Housing Authority of Prince George's County, Maryland,        9/09 at 102.00       AAA        1,033,580
              Mortgage Revenue Bonds (GNMA Collateralized - University
              Landing at Langley Apartments Project), Series 1999,
              6.100%, 3/20/41 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 8.6%

       1,100 Community Development Administration, Department of Housing   9/09 at 100.00       Aa2        1,139,501
              and Community Development, Maryland, Residential Revenue
              Bonds, 2000 Series B, 6.150%, 9/01/32 (Alternative Minimum
              Tax)

         460 Community Development Administration, Department of Housing   3/10 at 100.00       Aa2          482,669
              and Community Development, Maryland, Residential Revenue
              Bonds, 2000 Series D, 6.250%, 9/01/32 (Alternative Minimum
              Tax)

       1,410 Community Development Administration, Department of Housing   9/10 at 100.00       Aa2        1,434,999
              and Community Development, Maryland, Residential Revenue
              Bonds, Series H, 5.800%, 9/01/32 (Alternative Minimum Tax)

       1,360 Housing Opportunities Commission of Montgomery County,        7/04 at 102.00       Aa2        1,431,917
              Maryland, Single Family Mortgage Revenue Bonds, 1994
              Series A, 6.600%, 7/01/14

       2,885 Housing Authority of Prince Georges County, Maryland,         8/07 at 102.00       AAA        2,940,681
              FHLMC/FNMA/GNMA Collateralized Single Family Mortgage
              Revenue Bonds, Series 1997, 5.750%, 8/01/26 (Alternative
              Minimum Tax)

----
11

Portfolio of Investments
NUVEEN MARYLAND MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Housing/Single Family (continued)

     $   170 Housing Authority of Prince Georges County, Maryland,         8/10 at 100.00       AAA $        178,407
              FHLMC/FNMA/GNMA Collateralized Single Family Mortgage
              Revenue Bonds, Series 2000A, 6.150%, 8/01/19
--------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 3.1%

         500 Carroll County, Maryland, Revenue Bonds, EMA Obligated        1/09 at 101.00        AA          513,215
              Group Issue (Fairhaven and Copper Ridge), 1999A Refunding,
              5.500%, 1/01/19

         500 Carroll County, Maryland, Revenue Bonds, EMA Obligated        1/09 at 101.00        AA          512,625
              Group Issue (Fairhaven and Copper Ridge), Refunding
              Revenue Bonds, Series 1999 A, 5.625%, 1/01/25

       1,690 Maryland Economic Development Corporation (Health and         4/11 at 102.00       N/R        1,712,714
              Mental Hygiene Providers Facilities Acquisition Program),
              Revenue Bonds, Series 1996A, 7.625%, 4/01/21
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 7.7%

       1,000 Baltimore County Metropolitan District, Maryland, General     6/11 at 101.00       AAA          989,890
              Obligation Bonds, 67th Issue, 5.000%, 6/01/25

         500 Villages of Lake Linganore Community Development Authority,   7/10 at 102.00        AA          511,225
              Frederick County, Maryland, Special Obligation Bonds,
              Series 2001A, 5.600%, 7/01/20

       1,000 Howard County, Maryland, General Obligation Public            2/12 at 100.00       AAA        1,041,210
              Improvement Project and Refunding Bonds, 2002 Series A,
              5.250%, 8/15/18

       3,000 State of Maryland, State and Local Facilities, PA-816-R         No Opt. Call       Aaa        3,952,980
              RITES 2001, 12.680%, 3/01/15 (IF)

         300 Northern Mariana Islands Commonwealth, General Obligation     6/10 at 100.00         A          308,334
              Bonds, Series 2000A, 6.000%, 6/01/20
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 14.9%

       1,250 Anne Arundel County, Maryland, Special Obligation Bonds       7/09 at 102.00       N/R        1,338,350
              (Arundel Mills Project), Series 1999, 7.100%, 7/01/29

       1,000 Mayor and City Council of Baltimore, Maryland, Certificates  10/07 at 102.00       AAA        1,021,790
              of Participation, Emergency Telecommunications Facilities,
              Series 1997A, 5.000%, 10/01/17

       1,500 Mayor and City Council of Baltimore, City of Baltimore,       9/08 at 102.00       AAA        1,513,515
              Maryland, Convention Center Refunding Revenue Bonds,
              Series 1998, 5.000%, 9/01/19

       1,110 Community Development Administration, Department of Housing   6/10 at 101.00       Aaa        1,187,312
              and Community Development, Maryland, Infrastructure
              Financing Bonds (MBIA Insured), Series 2000A, 5.875%,
              6/01/30

       1,500 Department of Transportation, State of Maryland, County         No Opt. Call        AA        1,646,145
              Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16

         900 Maryland Department of Transportation, Certificates of       10/10 at 101.00       AA+          925,488
              Participation, Series 2000, 5.500%, 10/15/18 (Alternative
              Minimum Tax)

       1,760 Maryland Stadium Authority, Convention Center Expansion      12/04 at 102.00       AAA        1,863,030
              Lease Revenue Bonds, Series 1994, 5.875%, 12/15/12

         500 Montgomery County, Maryland, West Germantown Development      7/12 at 101.00        AA          504,270
              District, Special Obligation Bonds, Senior Series 2002A,
              5.375%, 7/01/20

         500 New Baltimore City Board of School Commissioners, Maryland,  11/10 at 100.00       AA+          520,820
              School System Revenue Bonds, Series 2000, 5.125%, 11/01/15

       1,500 Virgin Islands Public Finance Authority, Revenue Bonds       10/10 at 101.00      BBB-        1,617,465
              (Virgin Islands Gross Receipts Taxes Loan Note), Series
              1999A, 6.500%, 10/01/24

       1,000 Washington Suburban Sanitary District, Montgomery and         6/07 at 100.00       AAA        1,014,520
              Prince Georges Counties, Maryland, General Construction
              Bonds of 1997, 5.125%, 6/01/19
--------------------------------------------------------------------------------------------------------------------
             Transportation - 3.1%

       1,000 Maryland Transportation Authority, Transportation             7/02 at 100.00        A+        1,002,800
              Facilities Projects, Revenue Bonds, Series 1992, 5.750%,
              7/01/15

       1,000 Puerto Rico Ports Authority, Special Facilities Revenue       6/06 at 102.00        BB          824,130
              Bonds (American Airlines, Inc. Project), 1996 Series A,
              6.250%, 6/01/26 (Alternative Minimum Tax)

         900 Washington Metropolitan Area Transit Authority, District of   1/04 at 102.00       AAA          924,624
              Columbia, Gross Revenue Transit Refunding Bonds, Series
              1993, 5.250%, 7/01/14

----
12

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 10.5%

     $   600 City of Baltimore, Maryland, Mayor and City Council of       10/02 at 100.00       AAA $      610,992
              Baltimore, General Obligation Consolidated Public
              Improvement Bonds, Series 1992A, 6.500%, 10/15/12
              (Pre-refunded to 10/15/02)

       1,500 City of Baltimore, Maryland, Mayor and City Council of        7/12 at 100.00       AAA      1,663,455
              Baltimore, Project and Refunding Revenue Bonds (Water
              Projects), Series 1996A, 5.500%, 7/01/26 (Pre-refunded to
              7/01/12)

             City of Baltimore, Maryland, Mayor and City Council of
             Baltimore, Project and Refunding Revenue Bonds (Water
             Projects), Series 2000-A:
         500  6.000%, 7/01/15 (Pre-refunded to 7/01/10)                    7/10 at 100.00       AAA        569,765
         250  6.000%, 7/01/19 (Pre-refunded to 7/01/10)                    7/10 at 100.00       AAA        284,883

         700 Maryland National Capital Park and Planning Commission,       7/02 at 102.00     AA***        716,667
              Prince Georges County, Maryland, General Obligation Bonds,
              Park Acquisition and Development Bonds, Series L-2,
              6.125%, 7/01/10 (Pre- refunded to 7/01/02)

         505 Maryland Transportation Authority, Revenue Bonds                No Opt. Call       AAA        591,148
              (Transportation Facilities Project), First Series
              Refunding, 6.800%, 7/01/16

       1,000 Montgomery County, Maryland, General Obligation Bonds,        1/10 at 101.00       AAA      1,125,410
              Consolidated Public Improvement Bonds of 2000, Series A,
              5.750%, 1/01/19 (Pre-refunded to 1/01/10)

         500 Commonwealth of Puerto Rico, Public Improvement Bonds of      7/02 at 101.50       AAA        509,620
              1992 (General Obligations), 6.600%, 7/01/13 (Pre-refunded
              to 7/01/02)

       1,000 Puerto Rico Highway and Transportation Authority,             7/10 at 101.00       AAA      1,146,860
              Transportation Revenue Bonds, Series B, 5.750%, 7/01/16
              (Pre-refunded to 7/01/10)

             Puerto Rico Infrastructure Financing Authority, Special
              Obligation Bonds, 2000 Series A:
         750  5.500%, 10/01/20                                            10/10 at 101.00       AAA        795,150
       1,175  5.500%, 10/01/40                                            10/10 at 101.00       AAA      1,220,437
------------------------------------------------------------------------------------------------------------------
             Utilities - 4.1%

       1,000 Maryland Energy Financing Administration, Limited             9/05 at 102.00       N/R      1,030,050
              Obligation Cogeneration Revenue Bonds (AES Warrior Run
              Project), Series 1995, 7.400%, 9/01/19 (Alternative
              Minimum Tax)

       1,000 Montgomery County, Maryland, Solid Waste System Revenue       6/03 at 102.00       AAA      1,032,180
              Bonds, 1993 Series A, 5.875%, 6/01/13 (Alternative Minimum
              Tax)

       1,500 Prince Georges County, Maryland, Pollution Control Revenue    1/03 at 102.00        A1      1,543,035
              Refunding Bonds (Potomac Electric Project), 1993 Series,
              6.375%, 1/15/23
------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 2.0%

       1,000 City of Baltimore, Maryland, Water Projects and Refunding       No Opt. Call       AAA      1,004,620
              Revenue Bonds, Series 1994A, 5.000%, 7/01/24

         750 City of Baltimore, Maryland, Water Projects and Refunding     7/08 at 101.00       AAA        741,882
              Revenue Bonds, Series 1998A, 5.000%, 7/01/28
------------------------------------------------------------------------------------------------------------------
     $84,565 Total Investments (cost $85,299,055) - 98.8%                                               87,045,157
------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.2%                                                        1,089,291
             ----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $   88,134,448
             ----------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
         (IF) Inverse floating rate security.
         (WI)  Security purchased on a when-issued basis.

                                See accompanying notes to financial statements.

----
13

Portfolio of Investments
NUVEEN PENNSYLVANIA MUNICIPAL BOND FUND
May 31, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Capital Goods - 2.0%

    $  3,000 Delaware County Industrial Development Authority,             1/08 at 102.00       BBB $     3,003,570
              Pennsylvania, Refunding Revenue Bonds (Resource Recovery
              Facility), Series A 1997, 6.200%, 7/01/19
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 25.5%

       4,000 Allegheny County Higher Education Building Authority,         9/02 at 100.00       AA-       4,000,840
              Pennsylvania, Revenue Bonds (Carnegie Mellon University),
              Series 2002, 5.450%, 3/01/27

       3,000 Allegheny County Higher Education Building Authority,         2/06 at 102.00      Baa3       3,033,300
              Pennsylvania, College Revenue Bonds (Robert Morris
              College), Series A of 1996, 6.250%, 2/15/26

       1,190 Allegheny County Higher Education Building Authority,           No Opt. Call      Baa3       1,172,126
              Pennsylvania, College Revenue Refunding Bonds (Robert
              Morris College), Series A of 1998, 5.500%, 5/01/15

             Chester County Health and Education Facilities Authority,
             Pennsylvania, College Revenue Bonds (Immaculata College),
             Series of 1998:
       1,300  5.600%, 10/15/18                                            10/08 at 102.00      BBB-       1,256,268
       2,300  5.625%, 10/15/27                                            10/08 at 102.00      BBB-       2,158,297

       4,515 Delaware County Authority, Pennsylvania, College Revenue     10/08 at 100.00      BBB-       4,091,764
              Refunding Bonds (Neumann College),
              Series 1998A, 5.375%, 10/01/26

       6,075 Delaware County Authority, Pennsylvania, Student Housing      7/10 at 102.00       N/R       6,019,110
              Revenue Bonds (Collegiate Housing Foundation - Eastern
              College Project), Series 2000A, 8.250%, 7/01/29

             New Wilmington Municipal Authority, Lawrence County,
             Pennsylvania, College Revenue Bonds (Westminster College),
             Series 1998:
         750  5.300%, 3/01/18                                              3/08 at 100.00      Baa1         716,318
         200  5.350%, 3/01/28                                              3/08 at 100.00      Baa1         186,232

       4,150 Pennsylvania Higher Educational Facilities Authority,         4/08 at 102.00      BBB-       4,035,419
              Geneva College Revenue Bonds, Series 1998, 5.375%, 4/01/15

       3,000 Pennsylvania Higher Educational Facilities Authority,         5/09 at 100.00        A-       3,108,720
              Drexel University Revenue Bonds, Series 1999, 6.000%,
              5/01/29

       7,000 Pennsylvania State University Bonds, Series 2002 Refunding,     No Opt. Call        AA       7,569,730
              5.250%, 8/15/13
-------------------------------------------------------------------------------------------------------------------
             Energy - 2.5%

       3,500 Pennsylvania Economic Development Financing Authority,       12/04 at 102.00       BBB       3,740,380
              Wastewater Treatment Revenue Bonds (Sun Company, Inc., R&M
              Project), Series 1994A, 7.600%, 12/01/24 (Alternative
              Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Healthcare - 12.1%

       2,000 Allegheny County Hospital Development Authority,             11/10 at 102.00        B+       2,145,420
              Pennsylvania, Health System Revenue Bonds (West Penn
              Allegheny Health System), Series 2000B, 9.250%, 11/15/30

       2,500 Chester County Health and Educational Facilities Authority,   5/08 at 101.00       AA-       2,406,925
              Pennsylvania, Health System Revenue Bonds (Jefferson
              Health System), Series 1997B, 5.375%, 5/15/27

             Columbia County Hospital Authority, Pennsylvania, Health
             Care Revenue Bonds (The Bloomsburg Hospital Obligated Group
             Project), Series of 1999:
       3,735  5.850%, 6/01/24                                              6/09 at 100.00      BBB-       3,103,822
       1,000  5.900%, 6/01/29                                              6/09 at 100.00      BBB-         818,840

       1,585 City of Jeannette Health Services Authority, Hospital        11/06 at 102.00      BBB+       1,561,352
              Revenue Bonds (Jeannette District Memorial Hospital),
              Series A of 1996, 6.000%, 11/01/18

       1,985 Philadelphia Hospitals and Higher Education Facilities       11/02 at 102.00       BBB       1,956,019
              Authority, Pennsylvania, Hospital Revenue Refunding Bonds
              (Chestnut Hill Hospital), 6.500%, 11/15/22

       2,500 Philadelphia Hospitals and Higher Education Facilities        7/07 at 102.00       BBB       2,398,525
              Authority, Pennsylvania, Hospital Revenue Refunding Bonds
              (Jeanes Hospital Project), 5.875%, 7/01/17

             City of Pottsville Hospital Authority, Pennsylvania,
             Hospital Revenue Bonds (The Pottsville Hospital and Warne
             Clinic), Series of 1998:
       1,265  5.250%, 7/01/10                                                No Opt. Call      BBB-       1,176,488
       2,250  5.625%, 7/01/24                                              7/08 at 100.00      BBB-       1,906,830

         350 Washington County Hospital Authority, Hospital Revenue       12/02 at 102.00        A3         360,885
              Bonds (Monongahela Valley Hospital, Inc. Project),
              Series 1992, 6.750%, 12/01/08

----
14

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 1.3%

    $    500 Redevelopment Authority of the County of Bucks,               8/02 at 100.00       AAA $       500,470
              Pennsylvania, Mortgage Revenue Refunding Bonds (Warminster
              Heights Section 8 Assisted - FHA-Insured Project), 1992
              Series A, 6.875%, 8/01/23

       1,360 Delaware County Industrial Development Authority,               No Opt. Call       AAA       1,389,811
              Pennsylvania, Multifamily Housing Revenue Bonds (Darby
              Townhouses Project), Series 2002A, 4.850%, 4/01/12
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 6.2%

         915 Allegheny County Residential Finance Authority,                 No Opt. Call       Aaa         160,088
              Pennsylvania, Single Family Mortgage Revenue Bonds, 1994
              Series Z, 0.000%, 5/01/27 (Alternative Minimum Tax)

       2,500 Pennsylvania Housing Finance Agency, Single Family Mortgage   4/06 at 102.00       AA+       2,666,725
              Revenue Bonds, Series 1996-50A, 6.000%, 10/01/13

       1,705 Pennsylvania Housing Finance Agency, Single Family Mortgage   4/06 at 102.00       AA+       1,766,823
              Revenue Bonds, Series 1996-51, 6.375%, 4/01/28
              (Alternative Minimum Tax)

       1,565 Urban Redevelopment Authority of Pittsburgh, Pennsylvania,    8/05 at 102.00         A       1,589,884
              Home Improvement Loan Bonds, 1995 Series A, 6.375%,
              8/01/18 (Alternative Minimum Tax)

         995 Urban Redevelopment Authority of Pittsburgh, Pennsylvania,    4/06 at 102.00       AAA       1,019,268
              Mortgage Revenue, Series D,
              6.250%, 10/01/17

         765 Urban Redevelopment Authority of Pittsburgh, Pennsylvania,    4/07 at 102.00       AAA         799,876
              Mortgage Revenue Bonds, 1997 Series A, 6.200%,10/01/21
              (Alternative Minimum Tax)

       1,055 Urban Redevelopment Authority of Pittsburgh, Pennsylvania,    4/04 at 102.00       AAA       1,091,007
              Mortgage Revenue Bonds, 1994 Series A, 6.625%, 4/01/22
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 11.8%

       2,805 Allegheny County Residential Finance Authority, Mortgage     10/05 at 100.00       AAA       3,010,775
              Revenue Bonds (FHA-Insured Mortgage - Ladies Grand Army of
              the Republic Health Facility Project), 1995 Series G,
              6.350%, 10/01/36

       1,000 Butler County Industrial Development Authority,               6/03 at 102.00        A+       1,008,610
              Pennsylvania, Health Center Revenue Refunding Bonds,
              Pittsburgh Lifetime Care Community (Sherwood Oaks
              Project), Series 1993, 5.750%, 6/01/16

             Chester County Health and Educational Facilities Authority,
             Pennsylvania, Mortgage Revenue Refunding Bonds (Tel Hai
             Obligated Group Project), Series of 1998:
       1,000  5.400%, 6/01/18                                             12/08 at 100.00       BBB         875,260
       1,100  5.500%, 6/01/25                                             12/08 at 100.00       BBB         931,733

       2,000 Montgomery County Higher Education and Health Authority,      1/06 at 101.00       BBB       1,924,480
              Pennsylvania, Mortgage Revenue Bonds (Waverly Heights
              Project), Series 1996, 6.375%, 1/01/26

       9,175 Philadelphia Hospitals and Higher Education Facilities        7/10 at 102.00       Aa2       9,669,624
              Authority, Pennsylvania, FHA-Mortgage Revenue Bonds
              (Northwood Project), Series 2000A, 6.375%, 7/01/40
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 5.7%

             Chichester School District, Delaware County, Pennsylvania,
             General Obligation Bonds, Series of 1999:
       3,125  0.000%, 3/01/26                                                No Opt. Call       AAA         850,531
       3,125  0.000%, 3/01/27                                                No Opt. Call       AAA         804,813
       3,125  0.000%, 3/01/28                                                No Opt. Call       AAA         759,031
       3,125  0.000%, 3/01/29                                                No Opt. Call       AAA         716,000

             Girard School District, Erie County, Pennsylvania, General
             Obligation Bonds, Series of 1999B:
       1,645  0.000%, 11/01/26                                               No Opt. Call       AAA         421,120
       1,635  0.000%, 11/01/28                                               No Opt. Call       AAA         371,734

       4,875 McKeesport Area School District, Allegheny County,              No Opt. Call       AAA       1,416,919
              Pennsylvania, General Obligation Bonds, Series of 1997D,
              0.000%, 10/01/24

       2,195 Montour School District, Allegheny County, Pennsylvania,        No Opt. Call       AAA       1,251,457
             General Obligation Bonds, Series B of 1993,
              0.000%, 1/01/14

       1,745 Plum Borough School District, Allegheny County,               9/11 at 100.00       AAA       1,752,905
             Pennsylvania, General Obligation Bonds, Series 2001,
               5.200%, 9/15/23

----
15

Portfolio of Investments
NUVEEN PENNSYLVANIA MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 1.4%

    $  1,000 Redevelopment Authority of Allegheny County, Pennsylvania,   12/10 at 101.00       N/R $     1,057,440
              Tax Increment Finance Bonds (Waterfront Project), Series A
              of 2000, 6.300%, 12/15/18

       1,000 Philadelphia Redevelopment Authority, Pennsylvania, Revenue   4/12 at 100.00       AAA       1,034,980
              Bonds (City of Philadelphia Neighborhood Transformation
              Initiative), Series 2002A, 5.500%, 4/15/22
-------------------------------------------------------------------------------------------------------------------
             Transportation - 8.0%

          50 Pennsylvania Turnpike Commission, Pennsylvania Turnpike      12/02 at 102.00       AAA          50,987
              Revenue Bonds, Series O of 1992,
              5.500%, 12/01/17

       3,000 Philadelphia, Pennsylvania, Airport Revenue Bonds             6/07 at 102.00       AAA       3,001,650
              (Philadelphia Airport System), Series 1997B, 5.400%,
              6/15/27 (Alternative Minimum Tax)

             Sports and Exhibition Authority of Pittsburgh and Allegheny
             County, Pennsylvania, Parking Revenue Bonds, Series A of
             2001:
       1,000  5.300%, 12/01/21                                            12/06 at 100.00       Aaa       1,005,680
       4,500  5.375%, 12/01/30                                            12/06 at 100.00       Aaa       4,501,800

       3,000 Public Parking Authority of Pittsburgh, Pennsylvania,         6/10 at 100.00       AAA       3,217,260
              Parking System Revenue Bonds, Series 2000, 6.000%, 12/01/24
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 14.3%

       1,525 Allegheny County Hospital Development Authority,                No Opt. Call       AAA       1,848,178
              Pennsylvania, Hospital Revenue Bonds (Allegheny Valley
              Hospital Sublease), Series Q, 7.000%, 8/01/15

       2,850 Deer Lakes School District, Allegheny County, Pennsylvania,   1/04 at 100.00       AAA       3,031,745
              General Obligation Bonds, Series of 1995, 6.350%, 1/15/14
              (Pre-refunded to 1/15/04)

       1,320 Delaware County Authority, Pennsylvania, Health Facilities   12/06 at 102.00       Aaa       1,454,125
              Revenue Bonds (Mercy Health Corporation of Southeastern
              Pennsylvania Obligated Group), Series of 1996, 6.000%,
              12/15/26

       2,000 Mckeesport Area School District, Allegheny County,           10/06 at 100.00       AAA       2,235,120
              Pennsylvania, General Obligation Bonds, Series of 1996A,
              6.000%, 10/01/25 (Pre-refunded to 10/01/06)

         750 Northeastern Pennsylvania Hospital and Education Authority,   2/05 at 100.00       AAA         824,925
              College Revenue Bonds (Guaranteed) (Luzerne County
              Community College), 6.625%, 8/15/15 (Pre-refunded to
              2/15/05)

       2,000 Pennsylvania Economic Development Financing Authority,       12/05 at 102.00    BBB***       2,328,340
              MacMillan Bloedel Limited Partnership, Exempt Facilities
              Revenue Bonds, Series 1995, 7.600%, 12/01/20 (Alternative
              Minimum Tax) (Pre-refunded to 12/01/05)

             Pennsylvania Intergovernmental Cooperative Authority,
             Special Tax Revenue Bonds, City of Philadelphia Funding
             Program, Series of 1994:
       1,390  7.000%, 6/15/05                                                No Opt. Call       AAA       1,561,290
       1,500  7.000%, 6/15/14 (Pre-refunded to 6/15/05)                    6/05 at 100.00       AAA       1,683,915

             City of Philadelphia, Pennsylvania, Gas Works Revenue
             Bonds, Fourteenth Series:
         645  6.375%, 7/01/14 (Pre-refunded to 7/01/03)                    7/03 at 102.00       AAA         689,118
         450  6.375%, 7/01/26 (Pre-refunded to 7/01/03)                    7/03 at 102.00       Aaa         480,528

         650 City of Philadelphia, Pennsylvania, Gas Works Revenue           No Opt. Call       AAA         793,579
              Bonds, Twelfth Series B, 7.000%, 5/15/20

       2,000 Philadelphia Hospitals and Higher Education Facilities          No Opt. Call   BBB+***       2,228,040
              Authority, Pennsylvania, Hospital Revenue Refunding Bonds
              (Pennsylvania Hospital), Series 1996, 6.250%, 7/01/06

         935 Municipal Authority of the Borough of West View, Allegheny      No Opt. Call       AAA       1,309,542
              County, Pennsylvania, Special Obligation Bonds, Series of
              1985A, 9.500%, 11/15/14

         600 General Municipal Authority of the City of Wilkes-Barre,     12/02 at 102.00    N/R***         629,352
              Pennsylvania, College Misericordia Revenue Refunding
              Bonds, Series A of 1992, 7.750%, 12/01/12 (Pre-refunded to
              12/01/02)
-------------------------------------------------------------------------------------------------------------------
             Utilities - 3.2%

         665 Greater Lebanon Refuse Authority, Lebanon County,            11/02 at 100.00        A-         676,963
              Pennsylvania, Solid Waste Revenue Bonds, Series of 1992,
              7.000%, 11/15/04

         550 Lehigh County Industrial Development Authority,               8/05 at 102.00       AAA         589,160
              Pennsylvania, Pollution Control Revenue Refunding Bonds
              (Pennsylvania Power and Light Company Project), 1995
              Series A, 6.150%, 8/01/29

----
16

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
---------------------------------------------------------------------------------------------------------------------
             Utilities (continued)

     $ 1,000 Northampton County Industrial Development Authority,          7/05 at 102.00       AAA $      1,069,760
              Pennsylvania, Pollution Control Revenue Refunding Bonds
              (Metropolitan Edison Company Project), 1995 Series A,
              6.100%, 7/15/21

             City of Philadelphia, Pennsylvania, Gas Works Revenue
              Bonds, Fourteenth Series:
       1,355  6.375%, 7/01/14                                              7/03 at 102.00       AAA        1,437,452
         950  6.375%, 7/01/26                                              7/03 at 102.00       BBB          948,081
---------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 5.2%

       5,000 Delaware County Industrial Development Authority,            10/12 at 100.00       AAA        4,959,350
              Pennsylvania, Water Facilities Revenue Bonds (Philadelphia
              Water Company Project), Series 2001, 5.350%, 10/01/31

         950 Luzerne County Industrial Development Authority,             12/02 at 102.00        A3          977,408
              Pennsylvania, Exempt Facilities Revenue Bonds
              (Pennsylvania Gas and Water Company Project), 1992 Series
              B, 7.125%, 12/01/22 (Alternative Minimum Tax)

       1,500 Luzerne County Industrial Development Authority,             12/04 at 102.00       AAA        1,674,223
              Pennsylvania, Exempt Facilities Revenue Refunding Bonds
              (Pennsylvania Gas and Water Company Project), 1994 Series
              A, 7.000%, 12/01/17 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
    $160,320 Total Investments (cost $142,001,939) - 99.2%                                               145,976,115
---------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.8%                                                          1,104,644
             ------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $    147,080,759
             ------------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.





                                See accompanying notes to financial statements.

----
17

Portfolio of Investments
NUVEEN VIRGINIA MUNICIPAL BOND FUND
May 31, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
----------------------------------------------------------------------------------------------------------------------
             Basic Materials - 5.6%

    $  2,500 Industrial Development Authority of Bedford County,           2/08 at 102.00       Ba1 $     2,096,750
              Virginia, Industrial Development Refunding Revenue Bonds
              (Nekoosa Packaging Corporation), Series 1998, 5.600%,
              12/01/25 (Alternative Minimum Tax)

       2,000 Industrial Development Authority of Bedford County,          12/09 at 101.00       Ba1       1,837,560
              Virginia, Industrial Development Refunding Revenue Bonds
              (Nekoosa Packaging Corporation), Series 1999, 6.300%,
              12/01/25 (Alternative Minimum Tax)

       2,000 Industrial Development Authority of Covington-Alleghany       9/04 at 102.00       BBB       2,081,500
              County, Virginia, Pollution Control Facilities Refunding
              Revenue Bonds (Westvaco Corporation Project), Series 1994,
              6.650%, 9/01/18

       3,545 Industrial Development Authority of the Isle of Wight         4/04 at 102.00       BBB       3,610,512
              County, Virginia, Solid Waste Disposal Facilities Revenue
              Bonds (Union Camp Corporation Project), Series 1994,
              6.550%, 4/01/24 (Alternative Minimum Tax)

       3,000 Industrial Development Authority of the Isle of Wight         5/07 at 102.00       BBB       2,980,800
              County, Virginia, Solid Waste Disposal Facilities Revenue
              Bonds (Union Camp Corporation Project), Series 1997,
              6.100%, 5/01/27 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
             Capital Goods - 1.7%

       2,250 Industrial Development Authority of the County of Charles       No Opt. Call       BBB       2,151,068
              City, Virginia, Solid Waste Disposal Facility Revenue
              Refunding Bonds (USA Waste of Virginia, Inc. Project),
              Series 1999, 4.875%, 2/01/09 (Alternative Minimum Tax)

       2,000 Industrial Development Authority of the County of Henrico,      No Opt. Call       BB-       1,733,660
              Virginia, Solid Waste Disposal Revenue Bonds
              (Browning-Ferris Industries of South Atlantic, Inc.
              Project), Series 1996A, 5.450%, 1/01/14 (Alternative
              Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 0.9%

       1,415 Children's Trust Fund, Puerto Rico, Tobacco Settlement        7/10 at 100.00       Aa3       1,445,621
              Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20

         500 Industrial Development Authority of the County of James       4/07 at 101.00        A+         515,050
              City, Virginia, Sewage and Solid Waste Disposal Facilities
              Revenue Bonds (Anheuser Busch Project), Series 1997,
              6.000%, 4/01/32 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 10.7%

       2,000 Industrial Development Authority of the City of Alexandria,   1/09 at 101.00        A1       2,093,740
              Virginia, Educational Facilities Revenue Bonds (Episcopal
              High School), Series 1999, 5.875%, 1/01/29

       1,500 Industrial Development Authority of the City of Alexandria,  10/10 at 101.00       AAA       1,608,855
              Virginia, Fixed Rate Revenue Bonds (Institute for Defense
              Analyses), Series 2000A, 5.900%, 10/01/30

             Industrial Development Authority of Danville, Virginia,
             Student Housing Revenue Bonds (Collegiate Housing
              Foundation - Averett College Project), Series 1999A:
         680  6.875%, 6/01/20                                              6/09 at 102.00       N/R         652,283
       1,910  7.000%, 6/01/30                                              6/09 at 102.00       N/R       1,823,496

             Industrial Development Authority of Loudoun County,
             Virginia, University Facilities Revenue Refunding Bonds
              (The George Washington University), Series of 1992:
         500  6.250%, 5/15/12                                             11/02 at 102.00        A2         511,775
       2,225  6.250%, 5/15/22                                             11/02 at 102.00        A2       2,269,700

       1,000 City of Portsmouth, Virginia, Golf Course System Revenue      5/07 at 102.00        AA         972,770
              Bonds, Series 1998, 5.000%, 5/01/23

       2,000 Prince William County Park Authority, Virginia, Park         10/09 at 101.00        A3       2,074,540
              Facilities Revenue Refunding and Improvement Bonds, Series
              1999, 6.000%, 10/15/28

       1,500 Industrial Development Authority of Rockbridge County,        7/11 at 100.00      Baa3       1,501,845
              Virginia, Virginia Horse Center Revenue and Refunding
              Bonds, Series 2001C, 6.850%, 7/15/21

       1,250 Industrial Development Authority of Rockingham County,       10/03 at 102.00      Baa3       1,221,238
              Virginia, Educational Facilities Revenue Bonds
              (Bridgewater College), Series 1993, 6.000%, 10/01/23

             Staunton Industrial Development Authority, Virginia,
             Educational Facilities Revenue Bonds (Mary Baldwin College):
         350  5.900%, 11/01/03                                               No Opt. Call       N/R         361,809
         370  6.000%, 11/01/04                                               No Opt. Call       N/R         387,960

----
18

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations (continued)

    $  1,250 University of Puerto Rico, University System Revenue Bonds,   6/10 at 100.00       AAA $     1,349,213
              Series O, 5.750%, 6/01/19

       2,000 Virginia College Building Authority, Educational Facilities  10/02 at 102.00      BBB+       2,050,420
              Revenue Bonds (Roanoke College Project), Series 1992
              Refunding, 6.625%, 10/15/12

       3,250 Virginia College Building Authority, Educational Facilities   4/03 at 102.00        A+       3,342,690
              Revenue Refunding Bonds (Hampton University Project),
              Series of 1993, 5.750%, 4/01/14

         420 Virginia College Building Authority, Educational Facilities   1/04 at 102.00        AA         444,280
              Revenue Bonds (The Washington and Lee University Project),
              Series of 1994, 5.750%, 1/01/14

       1,250 Virginia College Building Authority, Educational Facilities   7/08 at 101.00        AA       1,206,038
              Revenue and Refunding Bonds (Marymount University
              Project), Series 1998, 5.125%, 7/01/28

             Industrial Development Authority of the City of Winchester,
             Virginia, Educational Facilities First Mortgage Revenue
             Bonds (Shenandoah University Project), Series 1994:
         180   6.700%, 10/01/14                                           10/04 at 102.00        AA         197,539
          95   6.750%, 10/01/19                                           10/04 at 102.00        AA         105,160
-------------------------------------------------------------------------------------------------------------------
             Healthcare - 7.5%

       2,060 Industrial Development Authority of the County of            10/03 at 102.00        A2       2,127,465
              Albemarle, Virginia, Hospital Refunding Revenue Bonds
              (Martha Jefferson Hospital), Series 1993, 5.875%, 10/01/13

       2,000 Industrial Development Authority of the City of               6/07 at 102.00       AAA       2,012,220
              Fredericksburg, Virginia, Hospital Facilities Revenue
              Refunding Bonds (MediCorp Health System Obligated Group),
              Series 1996, 5.250%, 6/15/23

       1,110 Industrial Development Authority of the County of Giles,     12/05 at 102.00       BBB       1,030,058
              Virginia, Exempt Facility Revenue Bonds (Hoechst Celanese
              Project), Series 1995, 5.950%, 12/01/25 (Alternative
              Minimum Tax)

       3,250 Industrial Development Authority of the County of Hanover,      No Opt. Call       AAA       3,802,760
              Virginia, Hospital Revenue Bonds (Memorial Regional
              Medical Center Project at Hanover Medical Park)
              (Guaranteed by Bon Secours Health System Obligated Group),
              Series 1995, 6.375%, 8/15/18

       2,000 Industrial Development Authority of the County of Hanover,    8/05 at 102.00       AAA       2,021,900
              Virginia, Hospital Revenue Bonds (Bon Secours Health
              System Obligated Group - Bon Secours Health System
              Projects), Series 1995 5.500%, 8/15/25

       1,250 Industrial Development Authority of the City of Lynchburg,    1/08 at 101.00        A+       1,230,825
              Virginia, Healthcare Facilities Revenue and Refunding
              Bonds (Centra Health), Series 1998, 5.200%, 1/01/28

       1,500 Medical College of Virginia Hospitals Authority, General      7/08 at 102.00       AAA       1,488,480
              Revenue Bonds, Series 1998, 5.125%, 7/01/23

         375 Industrial Development Authority of Richmond, Virginia,       8/02 at 100.00       AA-         376,545
              Medical Facility Revenue Bonds (Richmond Metropolitan
              Blood Service), 7.125%, 2/01/11

       2,785 Industrial Development Authority of the County of Roanoke,    7/12 at 100.00       AAA       2,895,230
              Virginia, Hospital Revenue Bonds (Carilion Health System),
              Series 2002A, 5.500%, 7/01/19
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 7.0%

       1,000 Industrial Development Authority of Arlington County,         5/10 at 100.00       Aaa       1,041,040
              Virginia, Multifamily Housing Revenue Bonds (Patrick Henry
              Apartments Project), Series 2000, 6.050%, 11/01/32
              (Alternative Minimum Tax) (Mandatory put 11/01/20)

       1,105 Industrial Development Authority of Arlington County,        11/10 at 102.00       AAA       1,160,791
              Virginia, Multifamily Housing Mortgage Revenue Bonds (The
              Berkeley Apartments), Series 2000, 5.850%, 12/01/20
              (Alternative Minimum Tax)

       1,045 Chesterfield County Industrial Development Authority,         4/12 at 102.00       Aaa       1,056,328
              Virginia, Multifamily Housing Revenue Bonds (GNMA
              Mortgage-Backed Securities Program - Fore Courthouse
              Senior Apartments Project), Series 2002A, 5.600%, 10/20/31
              (Alternative Minimum Tax)

       1,200 Fairfax County Redevelopment and Housing Authority,           9/06 at 102.00       AAA       1,231,788
              Virginia, FHA-Insured Mortgage Housing for the Elderly
              Revenue Refunding Bonds (Little River Glen), Series 1996,
              6.100%, 9/01/26

       3,665 Economic Development Authority of Henrico County, Virginia,   7/09 at 102.00       AAA       3,839,161
              Beth Sholom Assisted Living Revenue Bonds (GNMA
              Mortgage-Backed Securities Financing), Series 1999A,
              6.000%, 7/20/39

       1,000 Lynchburg Redevelopment and Housing Authority, Virginia,      4/10 at 102.00       AAA       1,028,180
              Vistas Revenue Bonds (GNMA Mortgage- Backed Securities
              Financing), Series 2000A, 6.200%, 1/20/40 (Alternative
              Minimum Tax)

       2,000 Newport News Redevelopment and Housing Authority, Virginia,   7/02 at 102.00       AAA       2,013,720
              Mortgage Revenue Refunding Bonds (West Apartments), Series
              A, 6.550%, 7/01/24

----
19

Portfolio of Investments
NUVEEN VIRGINIA MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

    $    480 Suffolk Redevelopment and Housing Authority, Multifamily      7/02 at 104.00      Baa2 $       495,197
              Housing Revenue Refunding Bonds (Chase Heritage at Dulles
              Project), Series 1994, 7.000%, 7/01/24 (Mandatory put
              7/01/04)

       2,980 City of Virginia Beach Development Authority, Virginia,      10/14 at 102.00       N/R       2,953,716
              Multifamily Residential Rental Housing Revenue Bonds, The
              Hamptons and Hampton Court Apartments Project, Series
              1999, 7.500%, 10/01/39

         480 Virginia Housing Development Authority, Multifamily Housing  11/02 at 101.00       AA+         485,342
              Bonds, Series 1991F, 7.000%, 5/01/04

         610 Virginia Housing Development Authority, Rental Housing        6/06 at 100.00       AA+         605,998
              Bonds, Series 2001L, 5.000%, 12/01/20
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 6.0%

       2,000 Virginia Housing Development Authority, Commonwealth          7/05 at 102.00       AA+       2,065,400
              Mortgage Bonds, 1995 Series C, Subseries C3, 6.125%,
              7/01/22 (Alternative Minimum Tax)

       6,000 Virginia Housing Development Authority, Commonwealth          1/08 at 102.00       AA+       5,957,820
              Mortgage Bonds, 1996 Series G, Subseries G-1, 5.300%,
              1/01/22 (Alternative Minimum Tax)

       4,500 Virginia Housing Development Authority, Commonwealth          7/11 at 100.00       AAA       4,511,025
              Mortgage Bonds, 2001 Series H, Subseries H-1, 5.350%,
              7/01/31

       1,050 Virginia Housing Development Authority, Commonwealth          7/10 at 100.00       AA+       1,117,158
              Mortgage Bonds, 2001 Series A, Subseries A-1, 5.800%,
              7/01/12 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 1.1%

       1,000 Health Center Commission for the County of Chesterfield,     12/06 at 102.00       AAA       1,021,630
              Virginia, Mortgage Revenue Bonds (GNMA
              Collateralized - Lucy Corr Nursing Home Project), Series
              1996, 5.875%, 12/01/21

         500 Fairfax County Redevelopment and Housing Authority,          12/06 at 103.00       AAA         521,900
              Virginia, Multifamily Housing Revenue Refunding Bonds
              (FHA-Insured Mortgage Loan - Paul Spring Retirement
              Center), Series 1996 A, 6.000%, 12/15/28

       1,030 Industrial Development Authority of the County of Henrico,    7/03 at 102.00       AAA       1,052,310
              Virginia, Nursing Facility Insured-Mortgage Refunding
              Revenue Bonds (Cambridge Manor Nursing Home), Series 1993,
              5.875%, 7/01/19
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 5.4%

         480 County of Chesterfield, Virginia, General Obligation Public   1/11 at 100.00       AAA         482,141
              Improvement Bonds, Series of 2001, 5.000%, 1/15/21

       1,000 City of Franklin, Virginia, General Obligation Public         1/12 at 101.00       AAA         992,760
              Improvement Bonds (City Projects), Series 2001B,
              5.000%, 1/15/24

             City of Hampton, Virginia, Public Improvement Bonds of 2000
              (General Obligations):
       1,500   5.750%, 2/01/17                                             2/10 at 102.00        AA       1,643,205
       1,685   6.000%, 2/01/20                                             2/10 at 102.00        AA       1,857,881

       2,630 Loudoun County, Virginia, General Obligation Public           1/10 at 101.00       AA+       2,681,758
              Improvement Bonds, Series 2000B, 5.250%, 1/01/21

       1,555 Northern Mariana Islands Commonwealth, General Obligation     6/10 at 100.00         A       1,598,198
              Bonds, Series 2000A, 6.000%, 6/01/20

       1,000 Pittsylvania County, Virginia, General Obligation Bonds,      3/11 at 102.00         A         992,350
              Series 2001, 5.125%, 3/01/23

       1,000 City of Roanoke, Virginia, General Obligation Public         10/12 at 101.00        AA       1,025,620
              Improvement Bonds, Series 2002A, 5.000%, 10/01/17

       1,000 City of Virginia Beach, Virginia, General Obligation Public   6/11 at 101.00       AA+       1,004,620
              Improvement Bonds, Series 2001, 5.000%, 6/01/20
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 10.1%

       2,000 Industrial Development Authority of Brunswick County,         7/06 at 102.00       AAA       2,092,860
              Virginia, Correctional Facility Lease Revenue Bonds,
              Series 1996, 5.500%, 7/01/17

         860 Fairfax County Economic Development Authority, Virginia,      9/09 at 102.00        AA         950,592
              Parking Revenue Bonds (Vienna II Metrorail Station
              Project), 1999 First Series, 6.000%, 9/01/18

       1,000 Greater Richmond Convention Center Authority, Virginia,       6/10 at 101.00        A-       1,076,640
              Hotel Tax Revenue Bonds (Convention Center Expansion
              Project), Series 2000, 6.125%, 6/15/20

       1,000 Hampton Roads Regional Jail Authority, Virginia, Regional     7/06 at 102.00       AAA       1,024,060
              Jail Facility Revenue Bonds, Series 1996A, 5.500%, 7/01/24

----
20

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $  1,000 City of Harrisonburg, Virginia, Public Recreational          12/10 at 102.00       AAA $     1,051,930
              Facility General Obligation and Revenue Bonds, Series
              2000, 5.750%, 12/01/29

         750 Loudoun County, Virginia, Certificates of Participation,        No Opt. Call       AAA         874,838
              Series E, 7.200%, 10/01/10

       1,000 Middlesex County Industrial Development Authority,            8/09 at 102.00       AAA       1,080,810
              Virginia, Lease Revenue Bonds (School Facilities Project),
              Series 1999, 6.000%, 8/01/24

         675 Norfolk Redevelopment and Housing Authority, Virginia,       11/09 at 102.00       AA+         712,787
              Educational Facility Revenue Bonds (State Board for
              Community Colleges - Tidewater Community College Downtown
              Campus), Series of 1999, 5.500%, 11/01/19

             Prince William County Industrial Development Authority,
              Virginia, Lease Revenue (ATCC Project):
       2,000   6.000%, 2/01/14                                             2/06 at 102.00       Aa3       2,059,700
       1,000   6.000%, 2/01/18                                             2/06 at 102.00       Aa3       1,013,780

       1,000 Puerto Rico Highway and Transportation Authority,             7/10 at 101.00       AAA       1,086,960
              Transportation Revenue Bonds, Series B, 5.750%, 7/01/19

       1,250 Puerto Rico Highway and Transportation Authority,             7/12 at 100.00       AAA       1,234,613
              Transportation Revenue Bonds, Series D, 5.000%, 7/01/32

             Puerto Rico Public Buildings Authority, Government
             Facilities Revenue Refunding Bonds, Series D (Guaranteed by
             the Commonwealth of Puerto Rico):
         500   5.250%, 7/01/27                                             7/12 at 100.00        A-         500,170
       1,800   5.250%, 7/01/36                                             7/12 at 100.00        A-       1,779,624

       2,000 Virgin Islands Public Finance Authority, Revenue Bonds       10/10 at 101.00      BBB-       2,156,620
              (Virgin Islands Gross Receipts Taxes Loan Note), Series
              1999A, 6.500%, 10/01/24

       2,000 Virginia College Building Authority, Educational Facilities   2/12 at 100.00       AA+       1,988,720
              Revenue Bonds (21st Century College and Equipments
              Program), Series 2002A, 5.000%, 2/01/22

       1,000 Commonwealth Transportation Board, Commonwealth of            5/07 at 101.00       AA+       1,016,340
              Virginia, Transportation Revenue Refunding Bonds (U.S.
              Route 58 Corridor Development Program), Series 1997C,
              5.125%, 5/15/19

       1,000 Virginia Public School Authority, School Financing Bonds,     8/04 at 102.00       Aa1       1,084,570
              Series 1994 A, 6.200%, 8/01/13
-------------------------------------------------------------------------------------------------------------------
             Transportation - 9.9%

         750 Charlottesville-Albemarle Airport Authority, Virginia,       12/05 at 102.00       BBB         771,735
              Airport Revenue Refunding Bonds, Series 1995, 6.125%,
              12/01/13 (Alternative Minimum Tax)

       1,250 City of Chesapeake, Virginia, Chesapeake Expressway Toll      7/09 at 101.00      Baa2       1,267,713
              Road Revenue Bonds, Series 1999A, 5.625%, 7/15/19

             Loudoun County Industrial Development Authority, Virginia,
             Air Cargo Facility Revenue Bonds (Washington Dulles Air
             Cargo):
       2,480   7.000%, 1/01/09 (Alternative Minimum Tax)                   7/02 at 101.00       N/R       2,483,398
         600   6.500%, 1/01/09 (Alternative Minimum Tax)                   1/06 at 102.00       N/R         591,996

             Metropolitan Washington Airports Authority, Virginia,
              Airport System Revenue Bonds, Series 2001B:
       1,475   5.000%, 10/01/26                                           10/11 at 101.00       AAA       1,415,749
       1,250   5.000%, 10/01/31                                           10/11 at 101.00       AAA       1,187,100

       1,160 Metropolitan Washington Airports Authority, Virginia,        10/04 at 102.00       AAA       1,185,508
              Airport System Revenue Bonds, Series 1994A, 5.750%,
              10/01/20 (Alternative Minimum Tax)

         900 Metropolitan Washington Airports Authority, Virginia,        10/07 at 101.00       Aa3         889,353
              Airport System Revenue Bonds, Series B, 5.500%, 10/01/23
              (Alternative Minimum Tax)

         225 Metropolitan Washington Airports Authority, Virginia,        10/08 at 101.00       Aa3         210,258
              Airport System Revenue Bonds, Series 1998A,
              5.000%, 10/01/28

       3,000 Norfolk Airport Authority, Virginia, Airport Revenue Bonds,   7/11 at 100.00       AAA       2,964,090
              Series 2001A, 5.125%, 7/01/31

       5,500 Pocahontas Parkway Association, Virginia, Route 895
              Connector Toll Road Revenue Bonds, Senior Current Interest
              Series 1998A, 5.500%, 8/15/28                                8/08 at 102.00      BBB-       4,043,930

       5,000 Pocahontas Parkway Association, Virginia, Route 895
              Connector Toll Road Revenue Bonds, Senior Current Interest
              Series 1998B, 0.000%, 8/15/16                                 8/08 at 64.81      BBB-       1,440,500

----
21

Portfolio of Investments
NUVEEN VIRGINIA MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Transportation (continued)

    $  2,250 Puerto Rico Ports Authority, Special Facilities Revenue       6/06 at 102.00        BB $     1,854,293
              Bonds (American Airlines, Inc. Project), 1996 Series A,
              6.250%, 6/01/26 (Alternative Minimum Tax)

       1,000 Virginia Port Authority, Port Facilities Revenue Bonds,       7/07 at 101.00       AAA       1,014,290
              Series 1997, 5.500%, 7/01/24 (Alternative Minimum Tax)

       1,000 Virginia Resources Authority, Airport Revolving Fund          2/11 at 100.00       Aa2       1,001,650
              Revenue Bonds, Series 2001A, 5.250%, 8/01/23
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 15.1%

       1,000 Town of Abingdon, Virginia, General Obligation Capital        8/02 at 102.00     A2***       1,027,870
              Improvement Bonds, Series 1992, 6.250%, 8/01/12
              (Pre-refunded to 8/01/02)

       1,125 Industrial Development Authority of Albemarle County,        10/02 at 102.00    N/R***       1,164,949
              Virginia, Health Services Revenue Bonds (The University of
              Virginia Health Services Foundation), Series 1992, 6.500%,
              10/01/22 (Pre-refunded to 10/01/02)

       1,000 Blacksburg-Virginia Polytechnic Institute Sanitation         11/02 at 102.00      A***       1,038,970
              Authority, Virginia, Sewer System Revenue Bonds, Series of
              1992, 6.250%, 11/01/12 (Pre-refunded to 11/01/02)

       1,290 Fairfax County Redevelopment and Housing Authority,           6/02 at 102.00    N/R***       1,330,480
              Virginia, Revenue Bonds (FCRHA Office Building), 1992
              Issue A, 7.500%, 6/15/18 (Pre-refunded to 6/15/02)

         150 Fairfax County Water Authority, Virginia, Water Refunding     4/07 at 102.00       AAA         170,547
              Revenue Bonds, Series 1992, 6.000%, 4/01/22 (Pre-refunded
              to 4/01/07)

         500 Industrial Development Authority of the City of Hampton,     11/06 at 100.00    Aa2***         569,540
              Virginia, Hospital Revenue and Refunding Bonds (Sentara
              Hampton General Hospital), Series 1994A, 6.500%, 11/01/12
              (Pre-refunded to 11/01/06)

       2,000 Industrial Development Authority of Henrico County,           8/05 at 102.00     AA***       2,292,680
              Virginia, Public Facility Lease Revenue Bonds (Henrico
              County Regional Jail Project), Series 1994, 7.000%,
              8/01/13 (Pre-refunded to 8/01/05)

       1,250 Industrial Development Authority of Henry County, Virginia,   1/07 at 101.00     A+***       1,400,075
              Hospital Revenue Bonds (Memorial Hospital of Martinsville
              and Henry County), Series 1997, 6.000%, 1/01/27
              (Pre-refunded to 1/01/07)

       1,000 Loudoun County Sanitation Authority, Virginia, Water and      1/03 at 102.00       AAA       1,046,600
              Sewer System Revenue Bonds, Refunding Series 1992, 6.250%,
              1/01/16 (Pre-refunded to 1/01/03)

       2,000 Peninsula Ports Authority, Virginia, Healthcare Facilities    8/06 at 100.00   BBB+***       2,235,100
              Revenue Refunding Bonds (Mary Immaculate Project), 7.000%,
              8/01/17 (Pre-refunded to 8/01/06)

       2,080 Peninsula Ports Authority of Virginia, Health System          7/02 at 102.00       Aaa       2,130,294
              Revenue Refunding Bonds (Riverside Health System Project),
              Series 1992A, 6.625%, 7/01/18 (Pre-refunded to 7/01/02)

       2,250 Industrial Development Authority of the County of Prince     10/05 at 102.00       Aaa       2,582,100
              William, Virginia, Hospital Facility Revenue Bonds
              (Potomac Hospital Corporation of Prince William), Series
              1995, 6.850%, 10/01/25 (Pre-refunded to 10/01/05)

       2,500 Prince William County Park Authority, Virginia, Revenue      10/04 at 102.00    N/R***       2,808,050
              Bonds, Series 1994, 6.875%, 10/15/16 (Pre-refunded to
              10/15/04)

       2,575 Commonwealth of Puerto Rico, Public Improvement Bonds of      7/04 at 102.00       AAA       2,845,530
              1994 (General Obligations), 6.450%, 7/01/17 (Pre-refunded
              to 7/01/04)

       1,500 Puerto Rico Highway and Transportation Authority,             7/10 at 101.00       AAA       1,720,290
              Transportation Revenue Bonds, Series B, 5.750%, 7/01/16
              (Pre-refunded to 7/01/10)

             Puerto Rico Infrastructure Financing Authority, Special
              Obligation Bonds, 2000 Series A:
         500   5.500%, 10/01/32                                           10/10 at 101.00       AAA         520,245
         500   5.500%, 10/01/40                                           10/10 at 101.00       AAA         519,335

       1,500 Richmond Redevelopment and Housing Authority, Virginia,       3/05 at 102.00       AAA       1,686,090
              Project Revenue Bonds (1994 Old Manchester Project),
              Series 1994, 6.800%, 3/01/15 (Pre-refunded to 3/01/05)

             Virginia College Building Authority, Educational Facilities
              Revenue, Marymount University Project:
       1,000   7.000%, 7/01/12 (Pre-refunded to 7/01/02)                   7/02 at 102.00    N/R***       1,024,420
       1,400   7.000%, 7/01/22 (Pre-refunded to 7/01/02)                   7/02 at 102.00    N/R***       1,434,188

         580 Virginia College Building Authority, Educational Facilities   1/04 at 102.00       AAA         622,920
              Revenue Bonds (The Washington and Lee University Project),
              Series of 1994, 5.750%, 1/01/14 (Pre-refunded to 1/01/04)

----
22

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

    $  1,000 Virginia Resources Authority, Water and Sewer System         10/07 at 100.00     AA*** $     1,109,520
              Revenue Bonds (Sussex County Project), 1995 Series A,
              5.600%, 10/01/25 (Pre-refunded to 10/01/07)

             Industrial Development Authority of the City of Winchester,
             Virginia, Educational Facilities First Mortgage Revenue
             Bonds (Shenandoah University Project), Series 1994:
       1,620   6.700%, 10/01/14 (Pre-refunded to 10/01/04)                10/04 at 102.00     AA***       1,814,854
         680   6.750%, 10/01/19 (Pre-refunded to 10/01/04)                10/04 at 102.00     AA***         762,559
-------------------------------------------------------------------------------------------------------------------
             Utilities - 5.7%

       2,110 Halifax County Industrial Development Authority, Virginia    12/02 at 102.00        A+       2,152,158
              (Old Dominion Electric Cooperative), 6.500%, 12/01/12
              (Alternative Minimum Tax)

       4,335 Puerto Rico Electric Power Authority, Power Revenue Bonds,      No Opt. Call       AAA       5,114,390
              Drivers Series 147, 11.560%, 1/01/09 (IF)

       1,000 Industrial Development Authority of Russell County,          11/02 at 100.00      Baa1       1,015,060
              Virginia, Pollution Control Revenue Bonds (Appalachian
              Power Company Project), Series G, 7.700%, 11/01/07

       1,500 Southeastern Public Service Authority of Virginia, Senior     7/03 at 102.00        A-       1,530,915
              Revenue Bonds (Regional Solid Waste System), Series 1993,
              6.000%, 7/01/13 (Alternative Minimum Tax)

       1,000 Virginia Resources Authority, Solid Waste Disposal System    11/02 at 102.00        AA       1,039,440
              Revenue, Series B, 6.750%, 11/01/12

       1,960 Virginia Resources Authority, County of Prince William,       4/05 at 102.00        AA       2,024,817
              Solid Waste Disposal System Revenue Refunding Bonds, 1995
              Series A, 5.500%, 4/01/15
-------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 11.5%

       1,000 Fairfax County, Virginia, Sewer Revenue Bonds, Series 1996,   7/06 at 102.00       AAA       1,050,000
              5.875%, 7/15/28

       1,000 Fairfax County Water Authority, Virginia, Water Refunding       No Opt. Call       AAA       1,012,760
              Revenue Bonds, Series 1997, 5.000%, 4/01/21

       2,045 Fairfax County Water Authority, Virginia, Water Refunding     4/07 at 102.00       AAA       2,239,234
              Revenue Bonds, Series 1992, 6.000%, 4/01/22

             Fairfax County Water Authority, Virginia, Water Revenue
              Bonds, Series 2002 Refunding:
       1,925   5.375%, 4/01/21                                             4/12 at 100.00       AAA       1,990,219
       1,000   5.000%, 4/01/27                                             4/12 at 100.00       AAA         984,690

       1,000 Frederick-Winchester Service Authority, Virginia, Regional   10/03 at 102.00       AAA       1,058,730
              Sewer System Refunding Revenue Bonds, Series 1993, 5.750%,
              10/01/15

       1,500 Leesburg, Virginia, Utility System Revenue Refunding Bonds,   7/07 at 102.00       AAA       1,507,890
              5.125%, 7/01/22

       1,000 Loudoun County Sanitation Authority, Virginia, Water and      1/07 at 102.00       AAA         997,240
              Sewer System Revenue Refunding Bonds, Series 1996, 5.125%,
              1/01/26

       2,900 Prince William County Service Authority, Virginia, Water      7/08 at 101.00       AAA       2,701,466
              and Sewer System Revenue Refunding Bonds, Series 1997,
              4.750%, 7/01/29

       2,000 County of Spotsylvania, Virginia, Water and Sewer System      6/07 at 102.00       AAA       2,032,480
              Revenue Bonds, Series of 1997, 5.400%, 6/01/27

       1,270 Upper Occoquan Sewage Authority, Virginia, Regional           1/04 at 102.00       AAA       1,270,559
              Sewerage System Revenue Refunding Bonds, Series of 1993,
              5.000%, 7/01/21

         750 City of Virginia Beach, Virginia, Storm Water Utility         9/10 at 101.00       Aa3         820,283
              Revenue Bonds, Series 2000, 6.000%, 9/01/20

       1,000 Virginia Resources Authority, Sewer System Revenue Bonds     10/05 at 102.00        AA       1,044,560
              (Hopewell Regional Wastewater Treatment Facility Project),
              1995 Series A, 6.000%, 10/01/25 (Alternative Minimum Tax)

       1,000 Virginia Resources Authority, Clean Water State Revolving    10/10 at 100.00       AAA       1,050,790
              Fund Revenue Bonds, Series 1999, 5.625%, 10/01/22

         500 Virginia Resources Authority, Clean Water State Revolving
              Fund Revenue Bonds, 2000 RITES Series PA-790-R-A, 13.340%,
              10/01/14 (IF)                                               10/10 at 100.00       AAA         651,430

         410 Virginia Resources Authority, Clean Water State Revolving
              Fund Revenue Bonds, 2000 RITES Series PA-790-R-B, 13.340%,
              10/01/15 (IF)                                               10/10 at 100.00       AAA         529,667

       1,900 Virginia Resources Authority, Clean Water State Revolving
              Fund Revenue Bonds, 2000 RITES Series PA-790-R-C, 13.340%,
              10/01/16 (IF)                                               10/10 at 100.00       AAA       2,421,246

----
23

Portfolio of Investments
NUVEEN VIRGINIA MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                               Optional Call                    Market
Amount (000) Description                                                     Provisions* Ratings**           Value
------------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

    $  2,485 Virginia Resources Authority, Water and Sewer System         5/11 at 101.00        AA $     2,537,703
              Revenue Bonds (Caroline County Public Improvements
              Project), Series 2001, 5.250%, 5/01/21
------------------------------------------------------------------------------------------------------------------
    $220,030 Total Investments (cost $215,003,537) - 98.2%                                             221,792,502
------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.8%                                                        4,091,320
             -----------------------------------------------------------
             Net Assets - 100%                                                                     $   225,883,822
             -----------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
         (IF) Inverse floating rate security.



                                See accompanying notes to financial statements.

----
24

Statement of Assets and Liabilities
May 31, 2002

                                                                      Maryland  Pennsylvania      Virginia
----------------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value              $87,045,157  $145,976,115  $221,792,502
Cash                                                                  878,743            --       598,242
Receivables:
  Interest                                                          1,792,855     2,615,759     4,140,945
  Investments sold                                                     35,680            --            --
  Shares sold                                                         222,701       146,697       330,265
Other assets                                                              628           866         1,793
----------------------------------------------------------------------------------------------------------
    Total assets                                                   89,975,764   148,739,437   226,863,747
----------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                             --       712,163            --
Payables:
  Investments purchased                                             1,481,567            --            --
  Shares redeemed                                                      10,406       458,350       302,840
Accrued expenses:
  Management fees                                                      40,805        68,305       103,760
  12b-1 distribution and service fees                                  18,174        29,360        47,673
  Other                                                                65,169        81,458       100,219
Dividends payable                                                     225,195       309,042       425,433
----------------------------------------------------------------------------------------------------------
    Total liabilities                                               1,841,316     1,658,678       979,925
----------------------------------------------------------------------------------------------------------
Net assets                                                        $88,134,448  $147,080,759  $225,883,822
----------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                        $29,177,777  $ 64,525,656  $141,986,989
Shares outstanding                                                  2,849,055     6,352,974    13,332,171
Net asset value and redemption price per share                    $     10.24  $      10.16  $      10.65
Offering price per share (net asset value per share plus
 maximum sales charge of 4.20% of offering price)                 $     10.69  $      10.61  $      11.12
----------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                        $10,587,689  $ 11,691,230  $ 16,461,365
Shares outstanding                                                  1,032,336     1,149,390     1,547,898
Net asset value, offering and redemption price per share          $     10.26  $      10.17  $      10.63
----------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                        $ 7,924,641  $ 14,028,055  $ 16,933,126
Shares outstanding                                                    773,805     1,383,501     1,592,520
Net asset value, offering and redemption price per share          $     10.24  $      10.14  $      10.63
----------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                        $40,444,341  $ 56,835,818  $ 50,502,342
Shares outstanding                                                  3,938,602     5,600,227     4,749,612
Net asset value, offering and redemption price per share          $     10.27  $      10.15  $      10.63
----------------------------------------------------------------------------------------------------------

Net Assets Consist of:
----------------------------------------------------------------------------------------------------------
Capital paid-in                                                   $86,855,160  $145,556,747  $218,937,258
Undistributed (Over-distribution of) net investment income            196,842        (9,940)      671,676
Accumulated net realized gain (loss) from investment transactions    (663,656)   (2,440,224)     (514,077)
Net unrealized appreciation of investments                          1,746,102     3,974,176     6,788,965
----------------------------------------------------------------------------------------------------------
Net assets                                                        $88,134,448  $147,080,759  $225,883,822
----------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
25

Statement of Operations
Year Ended May 31, 2002

                                                                        Maryland Pennsylvania      Virginia
-----------------------------------------------------------------------------------------------------------
Investment Income                                                    $4,951,227    $8,575,512  $13,363,500
-----------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                         469,157       783,179    1,218,034
12b-1 service fees - Class A                                             56,927       126,566      281,458
12b-1 distribution and service fees - Class B                            83,763       101,491      140,976
12b-1 distribution and service fees - Class C                            51,892        88,686      122,009
Shareholders' servicing agent fees and expenses                          97,747       151,043      185,360
Custodian's fees and expenses                                            47,867       110,089       77,846
Trustees' fees and expenses                                               1,950         3,518        5,433
Professional fees                                                         7,510         9,191       11,163
Shareholders' reports - printing and mailing expenses                    18,905        30,584       38,689
Federal and state registration fees                                      10,763         5,114        7,069
Other expenses                                                            2,826         5,074        7,923
-----------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                              849,307     1,414,535    2,095,960
  Custodian fee credit                                                   (9,453)      (17,014)     (19,987)
-----------------------------------------------------------------------------------------------------------
Net expenses                                                            839,854     1,397,521    2,075,973
-----------------------------------------------------------------------------------------------------------
Net investment income                                                 4,111,373     7,177,991   11,287,527
-----------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investment transactions                    (3,695)      (59,280)     414,572
Net change in unrealized appreciation or depreciation of investments    720,416     1,439,011   (1,491,828)
-----------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                        716,721     1,379,731   (1,077,256)
-----------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                           $4,828,094    $8,557,722  $10,210,271
-----------------------------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

----
26

Statement of Changes in Net Assets

                                                                                             Maryland
                                                                                     ------------------------
                                                                                       Year Ended   Year Ended
                                                                                          5/31/02      5/31/01
--------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                $ 4,111,373  $ 3,674,226
Net realized gain (loss) from investment transactions                                     (3,695)    (249,015)
Net change in unrealized appreciation or depreciation of investments                     720,416    4,600,310
--------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                             4,828,094    8,025,521
--------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
  Class A                                                                             (1,349,897)  (1,158,170)
  Class B                                                                               (350,286)    (212,655)
  Class C                                                                               (291,550)    (229,037)
  Class R                                                                             (2,039,633)  (1,996,332)
From accumulated net realized gains from investment transactions:
  Class A                                                                                     --       (6,281)
  Class B                                                                                     --       (1,374)
  Class C                                                                                     --       (1,402)
  Class R                                                                                     --      (10,584)
--------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                             (4,031,366)  (3,615,835)
--------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                      13,819,772    9,218,230
Net proceeds from shares issued to shareholders due to reinvestment of distributions   2,556,534    2,266,294
--------------------------------------------------------------------------------------------------------------
                                                                                      16,376,306   11,484,524
Cost of shares redeemed                                                               (8,315,057)  (8,134,321)
--------------------------------------------------------------------------------------------------------------
Net increase in net assets from Fund share transactions                                8,061,249    3,350,203
--------------------------------------------------------------------------------------------------------------
Net increase in net assets                                                             8,857,977    7,759,889
Net assets at the beginning of year                                                   79,276,471   71,516,582
--------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                        $88,134,448  $79,276,471
--------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year        $   196,842  $    59,710
--------------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
27

                                                                                     Pennsylvania
                                                                              --------------------------
                                                                                 Year Ended    Year Ended
                                                                                    5/31/02       5/31/01
----------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                         $  7,177,991  $  7,027,132
Net realized gain (loss) from investment transactions                              (59,280)     (196,202)
Net change in unrealized appreciation or depreciation of investments             1,439,011     8,836,136
----------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                       8,557,722    15,667,066
----------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
  Class A                                                                       (3,249,217)   (3,029,150)
  Class B                                                                         (468,224)     (377,718)
  Class C                                                                         (542,609)     (445,944)
  Class R                                                                       (3,045,843)   (2,897,267)
From accumulated net realized gains from investment transactions:
  Class A                                                                               --            --
  Class B                                                                               --            --
  Class C                                                                               --            --
  Class R                                                                               --            --
----------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                       (7,305,893)   (6,750,079)
----------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                20,589,954    11,698,166
Net proceeds from shares issued to shareholders due to reinvestment of
 distributions                                                                   3,465,191     3,141,175
----------------------------------------------------------------------------------------------------------
                                                                                24,055,145    14,839,341
Cost of shares redeemed                                                        (13,386,527)  (13,429,905)
----------------------------------------------------------------------------------------------------------
Net increase in net assets from Fund share transactions                         10,668,618     1,409,436
----------------------------------------------------------------------------------------------------------
Net increase in net assets                                                      11,920,447    10,326,423
Net assets at the beginning of year                                            135,160,312   124,833,889
----------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                 $147,080,759  $135,160,312
----------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year $     (9,940) $     97,754
----------------------------------------------------------------------------------------------------------

                                                                                       Virginia
                                                                              --------------------------
                                                                                 Year Ended    Year Ended
                                                                                    5/31/02       5/31/01
---------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                         $ 11,287,527  $ 10,836,493
Net realized gain (loss) from investment transactions                              414,572       293,581
Net change in unrealized appreciation or depreciation of investments            (1,491,828)   11,065,964
---------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                      10,210,271    22,196,038
---------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
  Class A                                                                       (6,989,712)   (6,623,404)
  Class B                                                                         (630,453)     (508,865)
  Class C                                                                         (721,256)     (647,165)
  Class R                                                                       (2,698,733)   (2,830,599)
From accumulated net realized gains from investment transactions:
  Class A                                                                               --            --
  Class B                                                                               --            --
  Class C                                                                               --            --
  Class R                                                                               --            --
---------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                      (11,040,154)  (10,610,033)
---------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                35,495,641    25,561,366
Net proceeds from shares issued to shareholders due to reinvestment of
 distributions                                                                   5,007,762     4,761,027
---------------------------------------------------------------------------------------------------------
                                                                                40,503,403    30,322,393
Cost of shares redeemed                                                        (30,802,220)  (25,797,735)
---------------------------------------------------------------------------------------------------------
Net increase in net assets from Fund share transactions                          9,701,183     4,524,658
---------------------------------------------------------------------------------------------------------
Net increase in net assets                                                       8,871,300    16,110,663
Net assets at the beginning of year                                            217,012,522   200,901,859
---------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                 $225,883,822  $217,012,522
---------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year $    671,676  $    232,736
---------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
28

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Maryland Municipal Bond Fund ("Maryland"), the Nuveen Pennsylvania Municipal Bond Fund ("Pennsylvania") and the Nuveen Virginia Municipal Bond Fund ("Virginia") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 2002, Maryland had an outstanding when-issued purchase commitment of $1,481,567. There were no such outstanding purchase commitments in Pennsylvania or Virginia.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities for financial reporting purposes.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended May 31, 2002, have been designated Exempt Interest Dividends.


----
29

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the fiscal year ended May 31, 2002, Maryland and Virginia invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of a fixed rate security since the interest rate is dependent on the general level of interest rates as well as the short-term interest paid on the floating rate security. Pennsylvania did not invest in any such securities during the fiscal year ended May 31, 2002.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Change in Accounting Policy
As required, effective June 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. Prior to June 1, 2001, the Funds did not accrete taxable market discount on debt securities until they were sold. The cumulative effect of this accounting change had no impact on the total net assets or the net asset values of the Funds, but resulted in an increase in the cost of securities and a corresponding decrease in net unrealized appreciation based on securities held by the Funds on June 1, 2001, as follows:

                         Maryland Pennsylvania Virginia
                         ------------------------------
                         $57,126       $18,868 $191,566
                         ------------------------------

The effect of this change for the fiscal year ended May 31, 2002, was to increase investment income with a corresponding decrease in net unrealized appreciation as follows:

                         Maryland Pennsylvania Virginia
                         ------------------------------
                         $19,447       $13,241 $84,401
                         ------------------------------

The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.


----
30

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                          Maryland
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              5/31/02                   5/31/01
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                               526,752  $  5,395,529     367,873  $  3,676,723
  Class B                                               464,940     4,759,741     213,888     2,152,001
  Class C                                               241,490     2,473,957     117,497     1,181,167
  Class R                                               115,935     1,190,545     224,430     2,208,339
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                                89,869       920,724      78,482       780,860
  Class B                                                15,235       156,253       9,936        99,087
  Class C                                                14,202       145,471      11,467       114,093
  Class R                                               129,870     1,334,086     127,541     1,272,254
--------------------------------------------------------------------------------------------------------
                                                      1,598,293    16,376,306   1,151,114    11,484,524
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                              (346,000)   (3,533,764)   (243,384)   (2,411,507)
  Class B                                               (85,698)     (877,537)    (76,684)     (765,733)
  Class C                                               (78,255)     (799,572)    (86,170)     (850,717)
  Class R                                              (303,241)   (3,104,184)   (411,687)   (4,106,364)
--------------------------------------------------------------------------------------------------------
                                                       (813,194)   (8,315,057)   (817,925)   (8,134,321)
--------------------------------------------------------------------------------------------------------
Net increase                                            785,099  $  8,061,249     333,189  $  3,350,203
--------------------------------------------------------------------------------------------------------

                                                                        Pennsylvania
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              5/31/02                   5/31/01
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                               829,014  $  8,479,370     563,760  $  5,567,341
  Class B                                               386,913     3,949,642     164,006     1,631,093
  Class C                                               482,014     4,914,100     186,561     1,864,473
  Class R                                               318,195     3,246,842     265,317     2,635,259
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               126,012     1,286,277     114,848     1,131,820
  Class B                                                15,174       155,120      12,504       123,524
  Class C                                                15,758       160,627      12,427       122,280
  Class R                                               182,698     1,863,167     179,142     1,763,551
--------------------------------------------------------------------------------------------------------
                                                      2,355,778    24,055,145   1,498,565    14,839,341
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                              (596,732)   (6,091,945)   (605,353)   (5,968,430)
  Class B                                              (189,704)   (1,941,043)    (70,080)     (691,083)
  Class C                                              (125,188)   (1,268,490)   (220,134)   (2,171,969)
  Class R                                              (401,557)   (4,085,049)   (465,800)   (4,598,423)
--------------------------------------------------------------------------------------------------------
                                                     (1,313,181)  (13,386,527) (1,361,367)  (13,429,905)
--------------------------------------------------------------------------------------------------------
Net increase                                          1,042,597  $ 10,668,618     137,198  $  1,409,436
--------------------------------------------------------------------------------------------------------



----
31

                                                                          Virginia
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              5/31/02                   5/31/01
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             2,273,719  $ 24,334,238   1,402,794  $ 14,825,290
  Class B                                               455,698     4,872,774     235,349     2,497,444
  Class C                                               380,986     4,068,781     304,226     3,227,555
  Class R                                               207,950     2,219,848     480,171     5,011,077
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               268,892     2,884,185     245,686     2,584,497
  Class B                                                26,245       281,039      22,982       241,563
  Class C                                                20,631       220,918      18,267       191,965
  Class R                                               151,382     1,621,620     165,850     1,743,002
--------------------------------------------------------------------------------------------------------
                                                      3,785,503    40,503,403   2,875,325    30,322,393
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (1,961,333)  (20,974,472) (1,319,645)  (13,925,328)
  Class B                                              (160,741)   (1,713,145)    (92,702)     (979,296)
  Class C                                              (258,567)   (2,759,283)   (285,887)   (2,997,226)
  Class R                                              (500,973)   (5,355,320)   (747,268)   (7,895,885)
                                                                 ------------
--------------------------------------------------------------------------------------------------------
                                                     (2,881,614)  (30,802,220) (2,445,502)  (25,797,735)
--------------------------------------------------------------------------------------------------------
Net increase                                            903,889  $  9,701,183     429,823  $  4,524,658
--------------------------------------------------------------------------------------------------------

3. Subsequent Event - Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on July 1, 2002, to shareholders of record on June 7, 2002, as follows:

                    Maryland Pennsylvania Virginia
--------------------------------------------------
Dividend per share:
  Class A             $.0415       $.0435   $.0450
  Class B              .0350        .0375    .0385
  Class C              .0370        .0390    .0400
  Class R              .0435        .0455    .0470
--------------------------------------------------

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities and short-term securities for the fiscal year ended May 31, 2002, were as follows:

                                     Maryland Pennsylvania    Virginia
----------------------------------------------------------------------
Purchases:
  Long-term municipal securities  $12,067,088  $30,917,765 $31,927,559
  Short-term securities             1,250,000    5,500,000  10,500,000
Sales and maturities:
  Long-term municipal securities    3,242,665   22,923,095  23,612,127
  Short-term securities             1,250,000    5,500,000  10,500,000
----------------------------------------------------------------------


----
32

5. Income Tax Information

The following information is presented on an income tax basis as of May 31, 2002. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

                                  Maryland Pennsylvania     Virginia
           ---------------------------------------------------------
           Cost of investments $85,226,272 $142,034,835 $214,727,570
           ---------------------------------------------------------

                                               Maryland Pennsylvania      Virginia
----------------------------------------------------------------------------------
Gross unrealized appreciation              $ 3,344,391   $ 6,116,243  $10,578,360
Gross unrealized depreciation               (1,525,506)   (2,174,963)  (3,513,428)
----------------------------------------------------------------------------------
Net unrealized appreciation on investments $ 1,818,885   $ 3,941,280  $ 7,064,932
----------------------------------------------------------------------------------

The tax components of undistributed net investment income and realized gains at May 31, 2002, were as follows:

                                           Maryland Pennsylvania   Virginia
     ----------------------------------------------------------------------
     Undistributed tax-exempt income       $468,352     $586,193 $1,336,174
     Undistributed ordinary income*              --           --         --
     Undistributed long-term capital gains       --           --         --
     ----------------------------------------------------------------------

The tax character of distributions paid during the fiscal year ended May 31, 2002, were as follows:

                                              Maryland Pennsylvania    Virginia
 ------------------------------------------------------------------------------
 Distributions from tax-exempt income       $3,989,243   $7,241,033 $10,981,924
 Distributions from ordinary income*                --       14,074       4,217
 Distributions from long-term capital gains         --           --          --
 ------------------------------------------------------------------------------

* Ordinary income consists of taxable market discount income and short-term capital gains, if any.

At May 31, 2002, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                 Maryland Pennsylvania Virginia
                -----------------------------------------------
                Expiration year:
                  2008           $     --   $  724,240 $514,077
                  2009            538,619    1,457,958       --
                  2010            121,246      193,021       --
                -----------------------------------------------
                Total            $659,865   $2,375,219 $514,077
                -----------------------------------------------

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:

                 Average Daily Net Assets       Management Fee
                 ----------------------------------------------
                 For the first $125 million        .5500 of 1 %
                 For the next $125 million          .5375 of 1
                 For the next $250 million          .5250 of 1
                 For the next $500 million          .5125 of 1
                 For the next $1 billion            .5000 of 1
                 For the next $3 billion            .4750 of 1
                 For net assets over $5 billion     .4500 of 1
                 ----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.


----
33

During the fiscal year ended May 31, 2002, Nuveen Investments (the "Distributor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                            Maryland Pennsylvania Virginia
     ---------------------------------------------------------------------
     Sales charges collected (unaudited)    $114,303     $143,633 $236,275
     Paid to authorized dealers (unaudited)  101,681      124,149  236,275
     ---------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended May 31, 2002, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                         Maryland Pennsylvania Virginia
         --------------------------------------------------------------
         Commission advances (unaudited) $211,427     $188,355 $256,201
         --------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended May 31, 2002, the Distributor retained such 12b-1 fees as follows:

                                         Maryland Pennsylvania Virginia
         --------------------------------------------------------------
         12b-1 fees retained (unaudited)  $88,438     $108,320 $146,412
         --------------------------------------------------------------

The remaining 12b-1 fees charged to the Fund were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended May 31, 2002, as follows:

                                      Maryland Pennsylvania Virginia
            --------------------------------------------------------
            CDSC retained (unaudited)  $22,394      $41,460  $59,993
            --------------------------------------------------------


----
34

Financial Highlights

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                         Investment Operations       Less Distributions
                       -------------------------  -----------------------                    -------


MARYLAND


                                      Net
                                Realized/
                               Unrealized
            Beginning      Net    Invest-             Net                  Ending             Ending
                  Net  Invest-       ment         Invest-                     Net                Net
Year Ended      Asset     ment       Gain            ment  Capital          Asset     Total   Assets
May 31,         Value   Income     (Loss)   Total  Income    Gains   Total  Value Return(a)    (000)
-----------------------------------------------------------------------------------------------------
Class A (9/94)
 2002(d)       $10.14     $.50      $ .09  $ .59    $(.49)   $  --  $(.49) $10.24      5.88% $29,178
  2001           9.55      .48        .58   1.06     (.47)      --   (.47)  10.14     11.36   26,137
  2000          10.46      .47       (.86)  (.39)    (.49)    (.03)  (.52)   9.55     (3.71)  22,694
  1999          10.56      .49       (.11)   .38     (.48)      --   (.48)  10.46      3.65   22,093
  1998          10.25      .48        .32    .80     (.49)      --   (.49)  10.56      7.95   17,427
Class B (3/97)
 2002(d)        10.15      .42        .10    .52     (.41)      --   (.41)  10.26      5.18   10,588
  2001           9.56      .41        .58    .99     (.40)      --   (.40)  10.15     10.53    6,474
  2000          10.47      .40       (.86)  (.46)    (.42)    (.03)  (.45)   9.56     (4.44)   4,694
  1999          10.56      .41       (.10)   .31     (.40)      --   (.40)  10.47      2.95    4,732
  1998          10.25      .41        .31    .72     (.41)      --   (.41)  10.56      7.16    2,332
Class C (9/94)
 2002(d)        10.14      .44        .09    .53     (.43)      --   (.43)  10.24      5.32    7,925
  2001           9.56      .43        .57   1.00     (.42)      --   (.42)  10.14     10.64    6,046
  2000          10.46      .42       (.86)  (.44)    (.43)    (.03)  (.46)   9.56     (4.16)   5,290
  1999          10.56      .43       (.11)   .32     (.42)      --   (.42)  10.46      3.07    4,089
  1998          10.24      .43        .32    .75     (.43)      --   (.43)  10.56      7.44    2,606
Class R (12/91)
 2002(d)        10.16      .52        .10    .62     (.51)      --   (.51)  10.27      6.20   40,444
  2001           9.58      .50        .57   1.07     (.49)      --   (.49)  10.16     11.41   40,619
  2000          10.48      .49       (.85)  (.36)    (.51)    (.03)  (.54)   9.58     (3.43)  38,840
  1999          10.58      .51       (.11)   .40     (.50)      --   (.50)  10.48      3.82   44,411
  1998          10.26      .51        .32    .83     (.51)      --   (.51)  10.58      8.23   44,599
-----------------------------------------------------------------------------------------------------

Class (Inception Date)
                            Ratios/Supplemental Data
            -------------------------------------------------------- ---------
              Before Credit/         After          After Credit/
              Reimbursement     Reimbursement(b)   Reimbursement(c)
MARYLAND    -----------------  -----------------  -----------------
                        Ratio              Ratio              Ratio
                       of Net             of Net             of Net
                      Invest-            Invest-            Invest-
            Ratio of     ment  Ratio of     ment  Ratio of     ment
            Expenses   Income  Expenses   Income  Expenses   Income
                  to       to        to       to        to       to
             Average  Average   Average  Average   Average  Average  Portfolio
Year Ended       Net      Net       Net      Net       Net      Net   Turnover
May 31,       Assets   Assets    Assets   Assets    Assets   Assets       Rate
-------------------------------------------------------------------------------
Class A (9/94)
 2002(d)         .97%    4.84%      .97%    4.84%      .96%    4.85%         4%
  2001          1.00     4.82      1.00     4.82       .98     4.84         28
  2000          1.13     4.79      1.12     4.79      1.11     4.81         19
  1999          1.02     4.57       .95     4.63       .95     4.64         29
  1998          1.00     4.56       .94     4.62       .94     4.62          7
Class B (3/97)
 2002(d)        1.72     4.08      1.72     4.08      1.71     4.09          4
  2001          1.74     4.08      1.74     4.08      1.73     4.09         28
  2000          1.87     4.04      1.87     4.04      1.85     4.05         19
  1999          1.77     3.84      1.71     3.90      1.71     3.90         29
  1998          1.75     3.79      1.69     3.85      1.69     3.85          7
Class C (9/94)
 2002(d)        1.52     4.28      1.52     4.28      1.51     4.29          4
  2001          1.55     4.28      1.55     4.28      1.53     4.29         28
  2000          1.68     4.25      1.68     4.25      1.66     4.27         19
  1999          1.57     4.03      1.51     4.10      1.50     4.10         29
  1998          1.55     4.01      1.49     4.07      1.49     4.07          7
Class R (12/91)
 2002(d)         .77     5.03       .77     5.03       .76     5.05          4
  2001           .80     5.03       .80     5.03       .78     5.04         28
  2000           .92     4.98       .92     4.99       .90     5.00         19
  1999           .82     4.77       .75     4.83       .75     4.83         29
  1998           .80     4.76       .74     4.82       .74     4.82          7
-------------------------------------------------------------------------------

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) As required, effective June 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. This change increased each of the ratios of net investment income to average net assets by .02% for each class. The Financial Highlights for the prior periods have not been restated to reflect this change in presentation.



                                See accompanying notes to financial statements.

----
35

Selected data for a share outstanding throughout each period:


Class (Inception
Date)
                                 Investment Operations       Less Distributions
                               -------------------------  -----------------------                    -------


PENNSYLVANIA


                                              Net            From
                                        Realized/          and in
                                       Unrealized          Excess
                     Beginning     Net    Invest-          of Net                  Ending             Ending
                           Net Invest-       ment         Invest-                     Net                Net
                         Asset    ment       Gain            ment  Capital          Asset     Total   Assets
Year Ended May 31,       Value  Income     (Loss)   Total  Income    Gains   Total  Value Return(a)    (000)
-------------------------------------------------------------------------------------------------------------
Class A (10/86)
 2002                   $10.06    $.51     $  .11  $ .62    $(.52)   $  --  $(.52) $10.16      6.39% $64,526
 2001                     9.38     .53        .66   1.19     (.51)      --   (.51)  10.06     12.81   60,278
 2000                    10.45     .50      (1.03)  (.53)    (.51)    (.03)  (.54)   9.38     (5.21)  55,564
 1999                    10.68     .53       (.17)   .36     (.53)    (.06)  (.59)  10.45      3.42   70,865
 1998                    10.25     .56        .45   1.01     (.56)    (.02)  (.58)  10.68     10.05   65,826
Class B (2/97)
 2002                    10.07     .44        .11    .55     (.45)      --   (.45)  10.17      5.54   11,691
 2001                     9.40     .46        .65   1.11     (.44)      --   (.44)  10.07     11.97    9,440
 2000                    10.47     .42      (1.03)  (.61)    (.43)    (.03)  (.46)   9.40     (5.91)   7,809
 1999                    10.70     .45       (.17)   .28     (.45)    (.06)  (.51)  10.47      2.66    7,966
 1998                    10.27     .48        .45    .93     (.48)    (.02)  (.50)  10.70      9.23    2,640
Class C (2/94)
 2002                    10.04     .46        .11    .57     (.47)      --   (.47)  10.14      5.74   14,028
 2001                     9.37     .48        .65   1.13     (.46)      --   (.46)  10.04     12.21   10,152
 2000                    10.44     .44      (1.03)  (.59)    (.45)    (.03)  (.48)   9.37     (5.73)   9,672
 1999                    10.68     .47       (.17)   .30     (.48)    (.06)  (.54)  10.44      2.80   13,167
 1998                    10.25     .50        .45    .95     (.50)    (.02)  (.52)  10.68      9.50    8,912
Class R (2/97)
 2002                    10.05     .54        .11    .65     (.55)      --   (.55)  10.15      6.53   56,836
 2001                     9.38     .55        .65   1.20     (.53)      --   (.53)  10.05     13.01   55,290
 2000                    10.44     .51      (1.01)  (.50)    (.53)    (.03)  (.56)   9.38     (4.93)  51,788
 1999                    10.68     .55       (.17)   .38     (.56)    (.06)  (.62)  10.44      3.55   61,044
 1998                    10.25     .58        .45   1.03     (.58)    (.02)  (.60)  10.68     10.30   61,180
-------------------------------------------------------------------------------------------------------------

Class (Inception
Date)
                                     Ratios/Supplemental Data
                     -------------------------------------------------------- ---------
                                 Before Credit/         After          After Credit/
                                 Reimbursement     Reimbursement(b)   Reimbursement(c)
PENNSYLVANIA                   -----------------  -----------------  -----------------
                                 Ratio              Ratio              Ratio
                                of Net             of Net             of Net
                               Invest-            Invest-            Invest-
                     Ratio of     ment  Ratio of     ment  Ratio of     ment
                     Expenses   Income  Expenses   Income  Expenses   Income
                           to       to        to       to        to       to
                      Average  Average   Average  Average   Average  Average  Portfolio
                          Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,     Assets   Assets    Assets   Assets    Assets   Assets       Rate
----------------------------------------------------------------------------------------
Class A (10/86)
 2002                     .97%    5.04%      .97%    5.04%      .96%    5.05%        16%
 2001                    1.00     5.37      1.00     5.37       .98     5.38         21
 2000                    1.12     5.04      1.10     5.06      1.09     5.07         16
 1999                     .94     4.75       .69     5.00       .69     5.00         18
 1998                     .95     4.94       .61     5.28       .61     5.28         20
Class B (2/97)
 2002                    1.72     4.28      1.72     4.28      1.71     4.29         16
 2001                    1.75     4.62      1.75     4.62      1.73     4.63         21
 2000                    1.89     4.30      1.87     4.32      1.86     4.32         16
 1999                    1.69     4.02      1.45     4.25      1.45     4.26         18
 1998                    1.70     4.14      1.34     4.50      1.34     4.50         20
Class C (2/94)
 2002                    1.52     4.47      1.52     4.47      1.51     4.49         16
 2001                    1.55     4.82      1.55     4.82      1.53     4.83         21
 2000                    1.66     4.49      1.64     4.52      1.63     4.52         16
 1999                    1.49     4.21      1.25     4.45      1.24     4.46         18
 1998                    1.50     4.39      1.16     4.73      1.16     4.73         20
Class R (2/97)
 2002                     .77     5.24       .77     5.24       .76     5.25         16
 2001                     .80     5.57       .80     5.57       .78     5.58         21
 2000                     .94     5.24       .91     5.26       .91     5.27         16
 1999                     .74     4.95       .49     5.20       .49     5.20         18
 1998                     .75     5.14       .41     5.48       .41     5.48         20
----------------------------------------------------------------------------------------

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.



                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
36

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                         Investment Operations       Less Distributions
                                                       -------------------------  -----------------------


VIRGINIA


                                                                      Net
                                                                Realized/
                                                               Unrealized
                                             Beginning     Net    Invest-             Net                   Ending
                                                   Net Invest-       ment         Invest-                      Net
                                                 Asset    ment       Gain            ment  Capital           Asset     Total
Year Ended May 31,                               Value  Income     (Loss)   Total  Income    Gains   Total   Value Return(a)
------------------------------------------------------------------------------------------------------------------------------
Class A (3/86)
 2002(d)                                        $10.69    $.55      $(.06) $ .49    $(.53)   $  --  $(.53) $10.65       4.69%
 2001                                            10.10     .54        .58   1.12     (.53)      --   (.53)  10.69      11.27
 2000                                            10.93     .53       (.83)  (.30)    (.52)    (.01)  (.53)  10.10      (2.72)
 1999                                            11.06     .53       (.10)   .43     (.53)    (.03)  (.56)  10.93       3.95
 1998                                            10.66     .56        .41    .97     (.56)    (.01)  (.57)  11.06       9.30
Class B (2/97)
 2002(d)                                         10.67     .46       (.05)   .41     (.45)      --   (.45)  10.63       3.93
 2001                                            10.10     .46        .56   1.02     (.45)      --   (.45)  10.67      10.26
 2000                                            10.93     .45       (.82)  (.37)    (.45)    (.01)  (.46)  10.10      (3.44)
 1999                                            11.06     .45       (.10)   .35     (.45)    (.03)  (.48)  10.93       3.20
 1998                                            10.66     .48        .41    .89     (.48)    (.01)  (.49)  11.06       8.53
Class C (10/93)
 2002(d)                                         10.67     .49       (.06)   .43     (.47)      --   (.47)  10.63       4.13
 2001                                            10.10     .48        .57   1.05     (.48)      --   (.48)  10.67      10.50
 2000                                            10.92     .47       (.81)  (.34)    (.47)    (.01)  (.48)  10.10      (3.16)
 1999                                            11.06     .47       (.11)   .36     (.47)    (.03)  (.50)  10.92       3.30
 1998                                            10.65     .50        .42    .92     (.50)    (.01)  (.51)  11.06       8.81
Class R (2/97)
 2002(d)                                         10.67     .57       (.05)   .52     (.56)      --   (.56)  10.63       4.93
 2001                                            10.10     .56        .56   1.12     (.55)      --   (.55)  10.67      11.32
 2000                                            10.93     .55       (.82)  (.27)    (.55)    (.01)  (.56)  10.10      (2.49)
 1999                                            11.06     .56       (.10)   .46     (.56)    (.03)  (.59)  10.93       4.18
 1998                                            10.66     .59        .41   1.00     (.59)    (.01)  (.60)  11.06       9.54
------------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                       Ratios/Supplemental Data
                                             ----------------------------------------------------------------------------
                                                                   Before Credit/         After          After Credit/
                                                                   Reimbursement     Reimbursement(b)   Reimbursement(c)
VIRGINIA                                                         -----------------  -----------------  -----------------
                                                                   Ratio              Ratio              Ratio
                                                                  of Net             of Net             of Net
                                                                 Invest-            Invest-            Invest-
                                                       Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                       Expenses   Income  Expenses   Income  Expenses   Income
                                                Ending       to       to        to       to        to       to
                                                   Net  Average  Average   Average  Average   Average  Average  Portfolio
                                                Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                               (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
--------------------------------------------------------------------------------------------------------------------------
Class A (3/86)
 2002(d)                                     $141,987       .89%    5.08%      .89%    5.08%      .88%    5.09%        11%
 2001                                         136,248       .91     5.14       .91     5.14       .90     5.14         17
 2000                                         125,522      1.00     5.07      1.00     5.07       .99     5.08         22
 1999                                         138,941       .89     4.78       .86     4.81       .86     4.81         15
 1998                                         133,966       .90     4.99       .74     5.15       .74     5.15          3
Class B (2/97)
 2002(d)                                       16,461      1.64     4.33      1.64     4.33      1.63     4.34         11
 2001                                          13,094      1.66     4.38      1.66     4.38      1.65     4.39         17
 2000                                          10,713      1.75     4.32      1.75     4.32      1.75     4.33         22
 1999                                          10,419      1.64     4.02      1.61     4.05      1.61     4.06         15
 1998                                           3,894      1.64     4.20      1.51     4.33      1.51     4.33          3
Class C (10/93)
 2002(d)                                       16,933      1.44     4.53      1.44     4.53      1.43     4.54         11
 2001                                          15,468      1.46     4.59      1.46     4.59      1.45     4.59         17
 2000                                          14,263      1.55     4.53      1.55     4.53      1.54     4.53         22
 1999                                          17,679      1.44     4.23      1.41     4.26      1.41     4.26         15
 1998                                          15,660      1.44     4.44      1.29     4.59      1.29     4.59          3
Class R (2/97)
 2002(d)                                       50,502       .69     5.28       .69     5.28       .68     5.29         11
 2001                                          52,203       .71     5.34       .71     5.34       .71     5.34         17
 2000                                          50,403       .80     5.27       .80     5.27       .79     5.28         22
 1999                                          56,728       .69     4.98       .66     5.01       .66     5.02         15
 1998                                          58,734       .70     5.19       .54     5.35       .54     5.35          3
--------------------------------------------------------------------------------------------------------------------------

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) As required, effective June 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. This change increased each of the ratios of net investment income to average net assets by .04% for each class. The Financial Highlights for the prior periods have not been restated to reflect this change in presentation.




                                See accompanying notes to financial statements.

----
37

Report of Independent Accountants


To the Board of Trustees and Shareholders of Nuveen Multistate Trust I:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nuveen Maryland Municipal Bond Fund, Nuveen Pennsylvania Municipal Bond Fund and Nuveen Virginia Municipal Bond (three of the portfolios constituting Nuveen Multistate Trust I, hereafter referred to as the "Funds") at May 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial statements and financial highlights of the Funds as of May 31, 2001 and for the periods then ended and prior were audited by other independent accountants whose report dated July 11, 2001 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

Chicago, Illinois
July 15, 2002


----
38

                                     Notes

----
39

                                     Notes

----
40

                                     Notes

----
41

--------------------------------------------------------------------------------
  Trustees and Officers
================================================================================

The management of the Funds, including general supervision of the duties performed for the Funds under the Management Agreement, is the responsibility of the Board of Trustees of the Funds. The number of trustees of the Funds is currently set at seven, one of whom is an "interested person" (as the term is defined in the Investment Company Act of 1940) and six of whom are not interested persons. None of the trustees who are not interested persons of the Funds have ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

The Funds' Statement of Additional Information ("SAI") includes more information about the Trustees. To request a free copy, call Nuveen Investments at (800) 257-8787.

                                                                                                            Number of
                                               Year First                                                 Portfolios in
Name,                       Position(s)        Elected or   Principal Occupation(s)                       Fund Complex
Birthdate                   Held with        Appointed and  Including other Directorships                  Overseen by
and Address                 the Fund         Term of Office During Past 5 Years                              Trustee
-----------------------------------------------------------------------------------------------------------------------
Trustee who is an interested person of the Funds:
-----------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1) Chairman of the    1994 Term    Chairman and Director (since July 1996) of         130
3/28/1949                   Board, President Indefinite (2) The John Nuveen Company, Nuveen Investments,
333 W. Wacker Drive         and Trustee                     Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                           Institutional Advisory Corp.; prior thereto,
                                                            Executive Vice President and Director of The
                                                            John Nuveen Company and Nuveen Investments;
                                                            Director (since 1992) and Chairman (since
                                                            1996) of Nuveen Advisory Corp. and Nuveen
                                                            Institutional Advisory Corp.; Chairman and
                                                            Director (since January 1997) of Nuveen
                                                            Asset Management, Inc.; Director (since
                                                            1996) of Institutional Capital Corporation;
                                                            Chairman and Director (since 1999) of
                                                            Rittenhouse Financial Services Inc.; Chief
                                                            Executive Officer (since September 1999) of
                                                            Nuveen Senior Loan Asset Management Inc.

Trustees who are not interested persons of the Funds:
-----------------------------------------------------------------------------------------------------------------------
Robert P. Bremner           Trustee            1997 Term    Private Investor and Management Consultant.        112
8/22/1940                                    Indefinite (2)
333 W. Wacker Drive
Chicago, IL 60606
-----------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown           Trustee            1993 Term    Retired (August 1989) as Senior Vice               112
7/29/1934                                    Indefinite (2) President of The Northern Trust Company.
333 W. Wacker Drive
Chicago, IL 60606
-----------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri        Trustee            1994 Term    Retired (2002); formerly, Executive Director       112
1/26/1933                                    Indefinite (2) (since 1998) of Manitoga (Center for Russel
333 W. Wacker Drive                                         Wright's Design with Nature); prior thereto,
Chicago, IL 60606                                           President and Chief Executive Officer of
                                                            Blanton-Peale Institutes of Religion and
                                                            Health (since December 1990); prior thereto,
                                                            Vice President, Metropolitan Life Insurance
                                                            Co.
-----------------------------------------------------------------------------------------------------------------------
Peter R. Sawers             Trustee            1991 Term    Adjunct Professor of Business and Economics,       112
4/3/1933                                     Indefinite (2) University of Dubuque, Iowa; Director,
333 W. Wacker Drive                                         Executive Service Corps of Chicago
Chicago, IL 60606                                           (not-for-profit); Director, Hadley School
                                                            for the Blind (not-for-profit); formerly
                                                            (1991-2000) Adjunct Professor, Lake Forest
                                                            Graduate School of Management, Lake Forest,
                                                            Illinois; prior thereto, Executive Director,
                                                            Towers Perrin Australia, a management
                                                            consulting firm; Chartered Financial
                                                            Analyst; Certified Management Consultant.
-----------------------------------------------------------------------------------------------------------------------
William J. Schneider        Trustee            1997 Term    Senior Partner and Chief Operating Officer,        112
9/24/1944                                    Indefinite (2) Miller-Valentine Group, Vice President,
333 W. Wacker Drive                                         Miller-Valentine Realty, a development and
Chicago, IL 60606                                           contract company; Chair, Miami Valley
                                                            Hospital; Vice Chair, Miami Valley Economic
                                                            Development Coalition; formerly, Member,
                                                            Community Advisory Board, National City
                                                            Bank, Dayton, Ohio; and Business Advisory
                                                            Council, Cleveland Federal Reserve Bank.
-----------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale         Trustee            1997 Term    Executive Director, Gaylord and Dorothy            112
12/29/1947                                   Indefinite (2) Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                                         thereto, Executive Director, Great Lakes
Chicago, IL 60606                                           Protection Fund (from 1990 to 1994).

----
42

--------------------------------------------------------------------------------

                                                                                                      Number of
                                                                                                    Portfolios in
Name,                 Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate             Held with           Elected or  Including other Directorships                  Overseen by
and Address           the Fund           Appointed(3) During Past 5 Years                              Officer
-----------------------------------------------------------------------------------------------------------------

Officers of the Funds:


-----------------------------------------------------------------------------------------------------------------
Michael T. Atkinson   Vice President         2002     Vice President (since January 2002),               130
2/3/1966                                              formerly, Assistant Vice President (since
333 W. Wacker Drive                                   2000), previously, Associate of Nuveen
Chicago, IL 60606                                     Investments.


-----------------------------------------------------------------------------------------------------------------
Paul L. Brennan       Vice President         2002     Vice President (since January 2002),               126
11/10/1966                                            formerly, Assistant Vice President, of
333 W. Wacker Drive                                   Nuveen Advisory Corp.
Chicago, IL 60606


-----------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo     Vice President and     1999     Vice President of Nuveen Investments (since        130
11/28/1967            Treasurer                       January 1999), prior thereto, Assistant Vice
333 W. Wacker Drive                                   President (from January 1997); formerly,
Chicago, IL 60606                                     Associate of Nuveen Investments; Vice
                                                      President and Treasurer (since September
                                                      1999) of Nuveen Senior Loan Asset Management
                                                      Inc.; Chartered Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Michael S. Davern     Vice President         1997     Vice President of Nuveen Advisory Corp.            126
6/26/1957
333 W. Wacker Drive
Chicago, IL 60606


-----------------------------------------------------------------------------------------------------------------
Susan M. DeSanto      Vice President         2001     Vice President of Nuveen Advisory Corp.            130
9/8/1954                                              (since August 2001); previously, Vice
333 W. Wacker Drive                                   President of Van Kampen Investment Advisory
Chicago, IL 60606                                     Corp. (since 1998); prior thereto, Assistant
                                                      Vice President of Van Kampen Investment
                                                      Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
Jessica R. Droeger    Vice President         2002     Vice President (since January 2002) and            130
9/24/1964                                             Assistant General Counsel (since May 1998),
333 W. Wacker Drive                                   formerly Assistant Vice President of Nuveen
Chicago, IL 60606                                     Investments; Assistant Vice President and
                                                      Assistant Secretary (since 1998) of Nuveen
                                                      Advisory Corp. and Nuveen Institutional
                                                      Advisory Corp.; prior thereto, Associate at
                                                      the law firm D'Ancona Partners LLC


-----------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson     Vice President         1998     Vice President of Nuveen Investments; Vice         130
10/24/1945                                            President (since January 1998) of Nuveen
333 W. Wacker Drive                                   Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                     Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
William M. Fitzgerald Vice President         1995     Managing Director of Nuveen Advisory Corp.         130
3/2/1964                                              and Nuveen Institutional Advisory Corp.
333 W. Wacker Drive                                   (since February 2001); prior thereto, Vice
Chicago, IL 60606                                     President of Nuveen Advisory Corp.;
                                                      Chartered Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Stephen D. Foy        Vice President and     1998     Vice President of Nuveen Investments and           130
5/31/1954             Controller                      (since May 1998) The John Nuveen Company;
333 W. Wacker Drive                                   Vice President (since September 1999) of
Chicago, IL 60606                                     Nuveen Senior Loan Asset Management Inc.;
                                                      Certified Public Accountant.


-----------------------------------------------------------------------------------------------------------------
J. Thomas Futrell     Vice President         1992     Vice President of Nuveen Advisory Corp.;           126
7/5/1955                                              Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606


-----------------------------------------------------------------------------------------------------------------
Richard A. Huber      Vice President         1997     Vice President of Nuveen Institutional             126
3/26/1963                                             Advisory Corp. (since March 1998) and Nuveen
333 W. Wacker Drive                                   Advisory Corp.
Chicago, IL 60606

----
43

--------------------------------------------------------------------------------
  Trustees and Officers (continued)
================================================================================

                                                                                                        Number of
                                                                                                      Portfolios in
Name,                   Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate               Held with           Elected or  Including other Directorships                  Overseen by
and Address             the Fund           Appointed(3) During Past 5 Years                              Officer
-------------------------------------------------------------------------------------------------------------------

Steven J. Krupa         Vice President         1990     Vice President of Nuveen Advisory Corp.            126
8/21/1957
333 W. Wacker Drive
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
David J. Lamb           Vice President         2000     Vice President (since March 2000) of Nuveen        130
3/22/1963                                               Investments, previously Assistant Vice
333 W. Wacker Drive                                     President (since January 1999); prior
Chicago, IL 60606                                       thereto, Associate of Nuveen Investments;
                                                        Certified Public Accountant.


-------------------------------------------------------------------------------------------------------------------
Tina M. Lazar           Vice President         2002     Vice President (since 1999), previously,           130
8/27/1961                                               Assistant Vice President (since 1993) of
333 W. Wacker Drive                                     Nuveen Investments.
Chicago, IL 60606
-------------------------------------------------------------------------------------------------------------------
Larry W. Martin         Vice President and     1992     Vice President, Assistant Secretary and            130
7/27/1951               Assistant                       Assistant General Counsel of Nuveen
333 W. Wacker Drive     Secretary                       Investments; Vice President and Assistant
Chicago, IL 60606                                       Secretary of Nuveen Advisory Corp. and
                                                        Nuveen Institutional Advisory Corp.; Vice
                                                        President and Assistant Secretary of The
                                                        John Nuveen Company and Nuveen Asset
                                                        Management, Inc.; Vice President and
                                                        Assistant Secretary (since September 1999)
                                                        of Nuveen Senior Loan Asset Management Inc.


-------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV     Vice President         1996     Managing Director (since September 1997),          130
7/7/1965                                                previously Vice President of Nuveen Advisory
333 W. Wacker Drive                                     Corp. and Nuveen Institutional Advisory
Chicago, IL 60606                                       Corp.; Chartered Financial Analyst.


-------------------------------------------------------------------------------------------------------------------
Thomas J. O'Shaughnessy Vice President         2002     Vice President (since January 2002),               126
9/4/1960                                                formerly, Assistant Vice President (1998),
333 W. Wacker Drive                                     of Nuveen Advisory Corp.; prior thereto,
Chicago, IL 60606                                       Portfolio Manager.


-------------------------------------------------------------------------------------------------------------------
Thomas C. Spalding, Jr. Vice President         1982     Vice President of Nuveen Advisory Corp. and        126
7/31/1951                                               Nuveen Institutional Advisory Corp.;
333 W. Wacker Drive                                     Chartered Financial Analyst.
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman    Vice President and     1992     Managing Director (since January 2002),            130
9/9/1956                Secretary                       Assistant Secretary and Associate General
333 W. Wacker Drive                                     Counsel, formerly Assistant General Counsel
Chicago, IL 60606                                       and Vice President of Nuveen Investments;
                                                        Managing Director (since January 2002),
                                                        General Counsel and Assistant Secretary,
                                                        formerly Vice President of Nuveen Advisory
                                                        Corp. and Nuveen Institutional Advisory
                                                        Corp.; Vice President and Assistant
                                                        Secretary of The John Nuveen Company;
                                                        Managing Director (since January 2002), and
                                                        Assistant Secretary (since September 1999),
                                                        formerly Vice President of Nuveen Senior
                                                        Loan Asset Management Inc.; Managing
                                                        Director (since January 2002), Assistant
                                                        Secretary and Associate General Counsel,
                                                        formerly Vice President (since 2000), of
                                                        Nuveen Asset Management Inc.; Chartered
                                                        Financial Analyst.

(1)Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and director of Nuveen Advisory Corp.
(2)Trustees serve an indefinite term until his/her successor is elected.
(3)Officers serve one year terms through July of each year.

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44

--------------------------------------------------------------------------------
Fund Information
================================================================================

Fund Manager
Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel
Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Accountants
PricewaterhouseCoopers LLP
Chicago, IL

Transfer Agent and Shareholder Services
J.P. Morgan Investor Services Co.
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas 75266-0086
(800) 257-8787

Change of Independent Accountants

On May 15, 2002, Arthur Andersen LLP ("Arthur Andersen") resigned as independent accountants for the Nuveen Maryland Municipal Bond Fund, Nuveen Pennsylvania Municipal Bond Fund, and Nuveen Virginia Municipal Bond Fund (the "Funds"). Arthur Andersen's report for the Funds' financial statements for the year ended May 31, 2001, did not contain an adverse opinion or disclaimer of opinion and was not qualified as to uncertainty, audit scope or accounting principles. In addition there have not been any disagreements with Arthur Andersen during the Funds' most recent fiscal year on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of Arthur Andersen, would have caused it to make a reference to the subject matter of the disagreement in connection with its reports. The Funds' Board of Trustees appointed PricewaterhouseCoopers LLP as independent accountants for the fiscal year ended 2002.

























NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

=====
45

     Serving
Investors
          For Generations
---------------------------------------
[Photo of John Nuveen Sr. appears here]
John Nuveen, Sr.


A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.

[Logo]
NUVEEN Investments

Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com